UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: JULY 31

Date of Reporting Period: APRIL 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2018

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA AGGRESSIVE GROWTH FUND

APRIL 30, 2018

(Form N-Q)

48492-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Aggressive Growth Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (97.3%)

COMMON STOCKS (97.3%)

Consumer Discretionary (18.8%)

Automobile Manufacturers (0.8%)

40,000 Tesla, Inc. (a),(b)$ 11,756

Cable & Satellite (0.9%)

418,394 Comcast Corp. "A"	13,133

Casinos & Gaming (2.4%)

210,000	Las Vegas Sands Corp.	15,399
642,000	MGM Resorts International	20,172
		35,571

Footwear (1.3%)

280,400 NIKE, Inc. "B"	19,177

Home Improvement Retail (1.8%)

141,193 Home Depot, Inc.	26,092

Hotels, Resorts & Cruise Lines (2.5%)

104,400	Hilton Worldwide Holdings, Inc.	8,231
525,000	Norwegian Cruise Line Holdings Ltd.(a)	28,072
		36,303

Internet & Direct Marketing Retail (7.6%)

53,000	Amazon.com, Inc.(a)	83,005
6,300	Booking Holdings, Inc.(a)	13,722
52,600	Netflix, Inc.(a)	16,435
		113,162

Movies & Entertainment (1.5%)

225,000 Walt Disney Co.	22,574
Total Consumer Discretionary	277,768

Consumer Staples (3.6%)

Food Retail (2.1%)

1,254,000 Kroger Co.	31,588

Soft Drinks (1.5%)

392,000 Monster Beverage Corp. (a)	21,560
Total Consumer Staples	53,148

Energy (3.5%)

Oil & Gas Drilling (1.0%)

1,200,000 Transocean Ltd. (a),(b)	14,844

1| USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Oil & Gas Equipment & Services (0.8%)

210,000 Halliburton Co.$ 11,128

Oil & Gas Exploration & Production (1.7%)

173,000	Cimarex Energy Co.	17,402
68,000	EOG Resources, Inc.	8,036
		25,438
	Total Energy	51,410

Financials (5.4%)

Diversified Banks (3.2%)

583,609	Bank of America Corp.	17,462
164,262	J.P.Morgan Chase & Co.	17,868
256,000	U.S. Bancorp	12,915
		48,245

Financial Exchanges & Data (1.2%)

237,455 Intercontinental Exchange, Inc.	17,206

Regional Banks (1.0%)

760,000 KeyCorp	15,139
Total Financials	80,590

Health Care (15.4%)

Biotechnology (4.2%)

170,000	Alexion Pharmaceuticals, Inc.(a)	19,997
193,931	Celgene Corp.(a)	16,891
218,000	Gilead Sciences, Inc.	15,746
66,000	Vertex Pharmaceuticals, Inc.(a)	10,109
		62,743

Health Care Equipment (3.7%)

566,200	Boston Scientific Corp.(a)	16,261
199,640	Danaher Corp.	20,028
140,000	Edwards Lifesciences Corp.(a)	17,831
		54,120

Life Sciences Tools & Services (2.3%)

50,688	Illumina, Inc.(a)	12,212
106,050	Thermo Fisher Scientific, Inc.	22,308
		34,520

Managed Health Care (3.8%)

62,809	Aetna, Inc.	11,246
100,000	Cigna Corp.	17,182
121,000	UnitedHealth Group, Inc.	28,604
		57,032

Pharmaceuticals (1.4%)

56,000	Allergan plc	8,604
142,000	Eli Lilly & Co.	11,512
		20,116
	Total Health Care	228,531

Industrials (9.1%)

Aerospace & Defense (0.6%)

44,200 Raytheon Co.	9,059

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Airlines (1.8%)

400,000 United Continental Holdings, Inc. (a)$ 27,016

Electrical Components & Equipment (1.3%)

120,872	Emerson Electric Co.	8,027
64,632	Rockwell Automation, Inc.	10,634
		18,661

Industrial Conglomerates (1.2%)

125,686 Honeywell International, Inc.	18,184

Industrial Machinery (1.1%)

88,928	Dover Corp.	8,244
46,723	Parker-Hannifin Corp.	7,691
		15,935

Railroads (3.1%)

542,000	CSX Corp.	32,189
130,000	Kansas City Southern	13,862
		46,051
	Total Industrials	134,906

Information Technology (38.8%)

Application Software (3.7%)

125,000	Adobe Systems, Inc.(a)	27,700
222,900	salesforce.com, Inc.(a)	26,969
		54,669

Data Processing & Outsourced Services (5.1%)

300,293	PayPal Holdings, Inc.(a)	22,405
415,047	Visa, Inc. "A"(b)	52,661
		75,066

Home Entertainment Software (1.0%)

120,409 Electronic Arts, Inc. (a)	14,206

Internet Software & Services (8.0%)

43,300	Alphabet, Inc. "A"(a)	44,105
230,094	eBay, Inc.(a)	8,716
384,200	Facebook, Inc. "A"(a)	66,082
		118,903

Semiconductor Equipment (1.5%)

263,000	Applied Materials, Inc.	13,063
45,000	ASML Holding N.V.(b)	8,480
		21,543

Semiconductors (5.6%)

165,000	Analog Devices, Inc.	14,413
60,500	Broadcom, Inc.	13,880
197,000	Maxim Integrated Products, Inc.	10,736
73,300	NVIDIA Corp.	16,485
75,000	NXP Semiconductors N.V.(a)	7,868
128,621	Texas Instruments, Inc.	13,046
110,000	Xilinx, Inc.	7,066
		83,494

Systems Software (7.8%)

849,456	Microsoft Corp.	79,441
512,082	Oracle Corp.	23,387

3| USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)

77,700	ServiceNow, Inc.(a)	$12,909
		115,737

Technology Hardware, Storage, & Peripherals (6.1%)

328,500	Apple, Inc.	54,288
1,675,000	HP, Inc.	35,996
		90,284
	Total Information Technology	573,902

Materials (2.7%)

Construction Materials (1.9%)

253,000 Vulcan Materials Co.	28,258

Fertilizers & Agricultural Chemicals (0.8%)

440,000 Mosaic Co.	11,858
Total Materials	40,116
Total Common Stocks (cost: $1,044,068)	1,440,371
Total Equity Securities (cost: $1,044,068)	1,440,371

MONEY MARKET INSTRUMENTS (2.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.7%)

39,951,234 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(c)
(cost: $39,951)	39,951

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.4%)

7,566,512 Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(c)				7,566
340,078 HSBC US Government Money Market Fund Class I, 1.60%(c)				340
12,615,837 Invesco Government & Agency Portfolio Institutional Class, 1.61%(c)				12,616
14,913,869 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.61%(c)				14,914
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $35,436)				35,436
Total Investments (cost: $1,119,455)				$1,515,758
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,440,371	$—	$—	$1,440,371
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	39,951	—	—	39,951
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	35,436	—	—	35,436
Total	$1,515,758	$—	$—	$1,515,758

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Aggressive Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

5| USAA Aggressive Growth Fund

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

Notes to Portfolio of Investments | 6

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional

7| USAA Aggressive Growth Fund

collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$86,455,000	$52,813,000	$35,436,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,479,563,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

SPECIFIC NOTES

(a) Non-income-producing security.

Notes to Portfolio of Investments | 8

(b)The security, or a portion thereof, was out on loan as of April 30, 2018.

(c)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

9| USAA Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA CAPITAL GROWTH FUND

APRIL 30, 2018

(Form N-Q)

48491-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Capital Growth Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.4%)

COMMON STOCKS (98.7%)

Consumer Discretionary (12.4%)

Apparel Retail (0.5%)

62,076 Ross Stores, Inc.$ 5,019

Apparel, Accessories & Luxury Goods (0.9%)

144,300	Burberry Group plc(a)	3,618
40,000	Ralph Lauren Corp.	4,394
		8,012

Auto Parts & Equipment (1.7%)

33,683	Lear Corp.	6,298
72,700	Magna International, Inc.	4,294
172,000	NGK Spark Plug Co. Ltd.(a)	4,431
		15,023

Automobile Manufacturers (2.3%)

1,525,000	Geely Automobile Holdings Ltd.(a)	4,024
2,140,000	Guangzhou Automobile Group Co. Ltd. "H"(a)	3,943
114,000	Honda Motor Co. Ltd.(a)	3,915
146,600	Mazda Motor Corp.(a)	2,039
130,000	Suzuki Motor Corp.(a)	6,998
		20,919

Broadcasting (0.5%)

90,400 CBS Corp. "B"	4,448

Cable & Satellite (0.3%)

88,575 Comcast Corp. "A"	2,780

Department Stores (0.5%)

1,150,196 Marks & Spencer Group plc (a)	4,537

General Merchandise Stores (1.2%)

49,000	Canadian Tire Corp. Ltd. "A"	6,678
63,000	Target Corp.	4,574
		11,252

Home Improvement Retail (2.2%)

57,900	Home Depot, Inc.	10,700
116,900	Lowe's Cos., Inc.	9,636
		20,336

Homebuilding (1.3%)

110,200 Bellway plc(a)	5,007

1| USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)

171,000	Persimmon plc(a)	$6,382
		11,389

Household Appliances (0.5%)

162,185 Electrolux AB "B"(a)	4,263

Tires & Rubber (0.5%)

251,200 Sumitomo Rubber Industries Ltd. (a)	4,492
Total Consumer Discretionary	112,470

Consumer Staples (7.1%)

Distillers & Vintners (0.7%)

170,000 Diageo plc (a)	6,047

Drug Retail (1.3%)

99,725	CVS Health Corp.	6,964
67,829	Walgreens Boots Alliance, Inc.	4,507
		11,471

Food Retail (0.6%)

114,800 Seven & i Holdings Co. Ltd. (a)	5,043

Household Products (1.1%)

33,000	Clorox Co.	3,868
86,000	Procter & Gamble Co.	6,221
		10,089

Hypermarkets & Super Centers (0.9%)

95,400 Walmart, Inc.	8,439

Packaged Foods & Meats (0.8%)

104,642 Tyson Foods, Inc. "A"	7,335

Soft Drinks (0.6%)

58,100 PepsiCo, Inc.	5,865

Tobacco (1.1%)

59,131	Altria Group, Inc.	3,318
197,301	Imperial Brands plc(a)	7,045
		10,363
	Total Consumer Staples	64,652

Energy (5.9%)

Integrated Oil & Gas (2.8%)

5,108,000	China Petroleum & Chemical Corp. "H"(a)	4,975
305,917	Eni S.p.A.(a)	5,970
36,956	Exxon Mobil Corp.	2,873
246,680	Repsol S.A.(a)	4,696
105,466	TOTAL S.A.(a)	6,623
		25,137

Oil & Gas Equipment & Services (1.0%)

260,781	SBM Offshore N.V.(a)	4,367
343,000	Subsea 7 S.A.(a)	4,797
		9,164

Oil & Gas Exploration & Production (0.6%)

191,500 Murphy Oil Corp.	5,766

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Oil & Gas Refining & Marketing (1.5%)

55,063	GS Holdings Corp.(a)	$3,149
122,248	Neste Oyj(a),(b)	10,279
		13,428
	Total Energy	53,495

Financials (20.7%)

Consumer Finance (0.5%)

53,601 Capital One Financial Corp.	4,857

Diversified Banks (8.4%)

6,260,000	Agricultural Bank of China Ltd. "H"(a)	3,517
314,900	Bank of America Corp.	9,422
112,696	BNP Paribas S.A.(a)	8,686
1,161,000	BOC Hong Kong Holdings Ltd.(a)	5,997
75,500	Canadian Imperial Bank of Commerce	6,576
5,021,000	China Construction Bank Corp. "H"(a)	5,265
130,955	Citigroup, Inc.	8,940
197,256	Danske Bank A/S(a)	6,872
85,223	J.P.Morgan Chase & Co.	9,271
450,883	Skandinaviska Enskilda Banken AB "A"(a)	4,241
132,710	Societe Generale S.A.(a)	7,269
		76,056

Life & Health Insurance (4.5%)

1,244,918	Aegon N.V.(a)	9,098
264,364	CNO Financial Group, Inc.	5,668
1,723,000	Legal & General Group PLC(a)	6,390
50,113	Lincoln National Corp.	3,540
135,000	NN Group N.V.(a)	6,441
122,800	Sun Life Financial, Inc.	5,069
12,219	Swiss Life Holding AG(a)	4,277
		40,483

Multi-Line Insurance (2.1%)

36,300	Allianz SE(a)	8,587
41,489	Assurant, Inc.	3,851
230,000	AXA S.A.(a),(b)	6,575
		19,013

Other Diversified Financial Services (0.6%)

325,700 ORIX Corp. (a)	5,725

Property & Casualty Insurance (1.4%)

78,000	Allstate Corp.	7,630
113,300	Tokio Marine Holdings, Inc.(a)	5,345
		12,975

Real Estate Development (0.5%)

1,512,000 Shimao Property Holdings Ltd. (a)	4,000

Regional Banks (1.1%)

233,445 Citizens Financial Group, Inc.	9,686

Reinsurance (1.1%)

21,724	Muenchener Rueckver AG-Reg(a)	4,978
55,000	Swiss Re AG(a)	5,233
		10,211

3| USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Thrifts & Mortgage Finance (0.5%)

130,146 Essent Group Ltd. (c)	$4,290
Total Financials	187,296

Health Care (11.6%)

Biotechnology (1.9%)

35,500	Amgen, Inc.	6,194
23,047	Biogen, Inc.(c)	6,306
66,667	Gilead Sciences, Inc.	4,815
		17,315

Health Care Equipment (1.5%)

117,400	Baxter International, Inc.	8,159
54,800	Masimo Corp.(c)	4,917
		13,076

Health Care Services (0.6%)

72,800 Express Scripts Holding Co. (c)	5,511

Managed Health Care (5.2%)

36,300	Aetna, Inc.	6,499
35,000	Anthem, Inc.	8,260
30,000	Cigna Corp.	5,154
26,595	Humana, Inc.	7,824
47,000	UnitedHealth Group, Inc.	11,111
39,272	WellCare Health Plans, Inc.(c)	8,057
		46,905

Pharmaceuticals (2.4%)

1,416,473	Indivior plc(a),(c)	8,761
73,400	Merck & Co., Inc.	4,321
65,200	Sanofi(a)	5,147
45,689	UCB S.A.(a),(b)	3,443
		21,672
	Total Health Care	104,479

Industrials (10.7%)

Aerospace & Defense (3.7%)

36,117	Boeing Co.	12,047
35,500	Huntington Ingalls Industries, Inc.	8,634
39,797	Northrop Grumman Corp.	12,816
		33,497

Airlines (0.7%)

318,000 Air Canada (c)	6,251

Building Products (0.4%)

54,142 Owens Corning	3,546

Construction Machinery & Heavy Trucks (1.1%)

24,412	Cummins, Inc.	3,902
79,000	Oshkosh Corp.	5,701
		9,603

Heavy Electrical Equipment (0.6%)

78,000 Vestas Wind Systems A/S (a)	5,039

Industrial Conglomerates (0.7%)

271,000 Smiths Group plc (a)	5,946

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Industrial Machinery (2.3%)

118,561	Donaldson Co., Inc.	$5,247
48,800	Illinois Tool Works, Inc.	6,931
157,200	Kawasaki Heavy Industries Ltd.(a)	5,271
23,223	Parker-Hannifin Corp.	3,823
		21,272

Trading Companies & Distributors (1.2%)

63,981	Ferguson plc(a)	4,888
851,100	Marubeni Corp.(a)	6,410
		11,298
	Total Industrials	96,452

Information Technology (18.3%)

Application Software (0.5%)

44,500 Citrix Systems, Inc. (c)	4,580

Communications Equipment (2.1%)

106,948	Cisco Systems, Inc.	4,737
54,205	F5 Networks, Inc.(c)	8,840
203,800	Juniper Networks, Inc.	5,011
		18,588

Data Processing & Outsourced Services (1.3%)

20,400	Alliance Data Systems Corp.	4,142
57,416	Visa, Inc. "A"(b)	7,285
		11,427

Electronic Manufacturing Services (0.7%)

224,712 Jabil, Inc.	5,977

Home Entertainment Software (0.6%)

1,573,906 Zynga, Inc. "A"(c)	5,430

Internet Software & Services (1.5%)

6,592	Alphabet, Inc. "A"(c)	6,714
40,488	Facebook, Inc. "A"(c)	6,964
		13,678

IT Consulting & Other Services (1.0%)

62,892	Amdocs Ltd.	4,229
56,800	Science Applications International Corp.	4,873
		9,102

Semiconductor Equipment (1.4%)

153,000	Applied Materials, Inc.	7,600
148,300	Teradyne, Inc.	4,827
		12,427

Semiconductors (0.7%)

14,101	Broadcom, Inc.	3,235
34,236	Texas Instruments, Inc.	3,473
		6,708

Systems Software (1.3%)

48,224	Microsoft Corp.	4,510
56,500	VMware, Inc. "A"(b),(c)	7,529
		12,039

5| USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Technology Distributors (0.4%)

52,033 Tech Data Corp. (c)$ 3,968

Technology Hardware, Storage, & Peripherals (6.8%)

169,877	Apple, Inc.	28,074
300,000	HP, Inc.	6,447
150,723	NetApp, Inc.	10,035
4,124	Samsung Electronics Co. Ltd.(a),(d)	10,166
83,826	Western Digital Corp.	6,605
		61,327
	Total Information Technology	165,251

Materials (5.7%)

Diversified Chemicals (0.9%)

81,650	Chemours Co.	3,953
135,000	Huntsman Corp.	4,019
		7,972

Diversified Metals & Mining (1.7%)

386,005	Anglo American plc(a)	9,059
2,298,518	South32 Ltd.(a)	6,402
		15,461

Paper Packaging (0.8%)

71,280 Avery Dennison Corp.	7,471

Paper Products (1.0%)

256,293 UPM-Kymmene Oyj (a)	9,142

Specialty Chemicals (0.5%)

48,474 Covestro AG (a)	4,405

Steel (0.8%)

1,022,248	Fortescue Metals Group Ltd.(a)	3,496
578,879	Outokumpu Oyj(a)	3,746
		7,242
	Total Materials	51,693

Real Estate (0.7%)

Real Estate Development (0.7%)

724,500 CK Asset Holdings Ltd. (a)	6,246

Telecommunication Services (2.8%)

Integrated Telecommunication Services (1.0%)

7,000,000	China Telecom Corp. Ltd. "H"(a)	3,389
117,600	Nippon Telegraph & Telephone Corp.(a)	5,596
		8,985

Wireless Telecommunication Services (1.8%)

209,900	KDDI Corp.(a)	5,635
284,000	NTT DOCOMO, Inc.(a)	7,361
1,201,830	Vodafone Group plc(a)	3,497
		16,493
	Total Telecommunication Services	25,478

Utilities (2.8%)

Electric Utilities (1.6%)

61,000 Entergy Corp.	4,977

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

137,000	Exelon Corp.	$5,436
182,173	Fortum Oyj(a)	4,195
		14,608

Multi-Utilities (1.2%)

373,002	AGL Energy Ltd.(a)	6,083
179,500	RWE AG(a)	4,303
		10,386
	Total Utilities	24,994
	Total Common Stocks (cost: $690,442)	892,506

PREFERRED STOCKS (0.7%)

Energy (0.7%)

Integrated Oil & Gas (0.7%)

490,721 Petroleo Brasileiro S.A. ADR (c) (cost: $4,700)	6,453
Total Preferred Stocks (cost: $4,700)	6,453
Total Equity Securities (cost: $695,142)	898,959

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

2,441,969 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(e)
(cost: $2,442)	2,442

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (2.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.9%)

5,099,782	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(e)			5,100
2,481,270	HSBC US Government Money Market Fund Class I, 1.60%(e)			2,481
1,830,890	Invesco Government & Agency Portfolio Institutional Class, 1.61%(e)			1,831
11,242,582	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.61%(e)				11,243
5,504,574	Western Asset Institutional Government Reserves Institutional Class, 1.62%(e)			5,504
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $26,159)				26,159
Total Investments (cost: $723,743)				$927,560
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 529,744	$ 362,762	$—	$892,506
Preferred Stocks	6,453	—	—	6,453
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,442	—	—	2,442
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	26,159	—	—	26,159
Total	$564,798	$362,762	$—	$927,560

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

7| USAA Capital Growth Fund

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2017, through April 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(251,601)	$251,601	$–
Common Stocks(II)	(8,882)	8,882	–
Total	$(260,483)	$260,483	$–

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II)Transferred from Level 1 to Level 2 due to pending stock split.

Portfolio of Investments | 8

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Capital Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Capital Growth Fund Shares (Fund Shares) and Capital Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

9| USAA Capital Growth Fund

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

Notes to Portfolio of Investments | 10

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

11 | USAA Capital Growth Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$30,040,000	$4,964,000	$26,159,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $904,164,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.0% of net assets at April 30, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

Notes to Portfolio of Investments | 12

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Securities with a value of $362,762,000, which represented 40.1% of the Fund's net assets, were classified as Level 2 at April 30, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(b)The security, or a portion thereof, was out on loan as of April 30, 2018.

(c)Non-income-producing security.

(d)Security was fair valued at April 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $10,166,000, which represented 1.1% of the Fund's net assets.

(e)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

13 | USAA Capital Growth Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA FIRST START GROWTH FUND

APRIL 30, 2018

(Form N-Q)

48487-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA First Start Growth Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (76.8%)

COMMON STOCKS (36.0%)

Consumer Discretionary (4.9%)

Advertising (0.2%)

13,000 Omnicom Group, Inc.$ 958

Apparel Retail (0.2%)

11,650 TJX Companies, Inc.	988

Auto Parts & Equipment (0.6%)

46,150 Magna International, Inc.	2,723

Broadcasting (0.3%)

23,841 CBS Corp.	1,173

Cable & Satellite (0.3%)

36,000 Comcast Corp.	1,130

Home Improvement Retail (0.7%)

16,000 Home Depot, Inc.	2,957

Hotels, Resorts & Cruise Lines (1.0%)

50,200	Norwegian Cruise Line Holdings Ltd.(a)	2,684
14,000	Wyndham Worldwide Corp.	1,599
		4,283

Internet & Direct Marketing Retail (0.8%)

2,300 Amazon.com, Inc.(a)	3,602

Restaurants (0.7%)

18,800 McDonald's Corp.	3,148

Specialty Stores (0.1%)

1,950 Ulta Salon Cosmetics & Fragrance, Inc.(a)	489
Total Consumer Discretionary	21,451

Consumer Staples (2.1%)

Agricultural Products (0.4%)

23,100 Bunge Ltd.	1,668

Drug Retail (0.3%)

17,010 CVS Health Corp.	1,188

Food Distributors (0.2%)

14,000 Sysco Corp.	876

1| USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Hypermarkets & Super Centers (0.7%)

35,750 Walmart, Inc.$ 3,162

Soft Drinks (0.5%)

11,000	Monster Beverage Corp.(a)	605
16,750	PepsiCo, Inc.	1,691
		2,296
	Total Consumer Staples	9,190

Energy (3.0%)

Integrated Oil & Gas (1.0%)

7,350	Chevron Corp.	919
34,840	Occidental Petroleum Corp.	2,692
12,500	Royal Dutch Shell plc ADR "A"	874
		4,485

Oil & Gas Drilling (0.2%)

33,450 Patterson-UTI Energy, Inc.	716

Oil & Gas Equipment & Services (0.1%)

7,200 Schlumberger Ltd.	494

Oil & Gas Exploration & Production (1.7%)

79,720	Antero Resources Corp.(a)	1,515
28,900	Cabot Oil & Gas Corp.	691
44,170	ConocoPhillips	2,893
21,900	EOG Resources, Inc.	2,588
		7,687
	Total Energy	13,382

Financials (5.5%)

Asset Management & Custody Banks (0.6%)

48,520 Bank of New York Mellon Corp.	2,645

Consumer Finance (0.6%)

80,650 Synchrony Financial	2,675

Diversified Banks (2.3%)

139,820	Bank of America Corp.	4,183
38,350	J.P.Morgan Chase & Co.	4,172
39,250	U.S. Bancorp	1,980
		10,335

Financial Exchanges & Data (0.6%)

16,600 CME Group, Inc.	2,618

Property & Casualty Insurance (0.6%)

11,400	Chubb Ltd.	1,547
20,900	Progressive Corp.	1,260
		2,807

Regional Banks (0.8%)

25,000	Fifth Third Bancorp	829
83,430	KeyCorp	1,662
5,700	PNC Financial Services Group, Inc.	830
		3,321
	Total Financials	24,401

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Health Care (4.5%)

Biotechnology (1.2%)

4,600	AbbVie, Inc.	$444
3,300	Amgen, Inc.	576
29,700	Celgene Corp.(a)	2,587
13,430	Gilead Sciences, Inc.	970
5,000	Shire plc	797
		5,374

Health Care Equipment (0.7%)

39,580 Medtronic plc	3,172

Life Sciences Tools & Services (0.3%)

6,750 Thermo Fisher Scientific, Inc.	1,420

Managed Health Care (0.8%)

13,550 UnitedHealth Group, Inc.	3,203

Pharmaceuticals (1.5%)

9,220	Allergan plc	1,417
31,750	Johnson & Johnson	4,016
19,810	Merck & Co., Inc.	1,166
		6,599
	Total Health Care	19,768

Industrials (4.0%)

Aerospace & Defense (1.0%)

2,000	Boeing Co.	667
5,650	Lockheed Martin Corp.	1,813
3,500	Raytheon Co.	717
10,700	United Technologies Corp.	1,286
		4,483

Agriculture & Farm Machinery (0.1%)

4,000 Deere & Co.	541

Air Freight & Logistics (0.4%)

6,500 FedEx Corp.	1,607

Airlines (0.5%)

43,680 Southwest Airlines Co.	2,308

Building Products (0.4%)

37,000	Johnson Controls International plc	1,253
11,750	Masco Corp.	445
		1,698

Construction & Engineering (0.4%)

54,960 AECOM(a)	1,893

Construction Machinery & Heavy Trucks (0.2%)

15,000 PACCAR, Inc.	955

Industrial Conglomerates (0.6%)

9,320	Carlisle Companies, Inc.	1,004
12,850	Honeywell International, Inc.	1,859
		2,863

Railroads (0.4%)

4,450 Canadian Pacific Railway Ltd.	812

3| USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)

6,830	Kansas City Southern	$728
		1,540
	Total Industrials	17,888

Information Technology (9.1%)

Application Software (0.4%)

5,700	Adobe Systems, Inc.(a)	1,263
5,500	salesforce.com, Inc.(a)	666
		1,929

Communications Equipment (0.4%)

38,750 Cisco Systems, Inc.	1,716

Data Processing & Outsourced Services (1.1%)

38,150 Visa, Inc.(b)	4,840

Internet Software & Services (1.8%)

4,990	Alphabet, Inc. "A"(a)	5,083
16,080	Facebook, Inc. "A"(a)	2,766
		7,849

IT Consulting & Other Services (0.4%)

18,650 DXC Technology Co.	1,922

Semiconductor Equipment (0.4%)

9,110 Lam Research Corp.	1,686

Semiconductors (0.8%)

7,300	Broadcom, Inc.	1,675
57,850	Cypress Semiconductor Corp.	843
19,030	Maxim Integrated Products, Inc.	1,037
		3,555

Systems Software (2.0%)

63,950	Microsoft Corp.	5,980
58,200	Oracle Corp.	2,658
		8,638

Technology Hardware, Storage, & Peripherals (1.8%)

29,760	Apple, Inc.	4,918
111,680	HP, Inc.	2,400
10,300	Western Digital Corp.	812
		8,130
	Total Information Technology	40,265

Materials (1.3%)

Diversified Chemicals (0.5%)

32,450 DowDuPont, Inc.	2,052

Fertilizers & Agricultural Chemicals (0.3%)

9,000 Monsanto Co.	1,128

Gold (0.1%)

19,672	Hycroft Mining Corp.(a),(c),(d),(e),(f)	—
7,800	Newmont Mining Corp.	307
		307

Paper Packaging (0.2%)

3,450 Packaging Corp. of America	399

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

12,000	WestRock Co.	$710
		1,109

Specialty Chemicals (0.2%)

11,200 Albemarle Corp.	1,086
Total Materials	5,682

Real Estate (0.1%)

REITs - Retail (0.1%)

2,600 Simon Property Group, Inc.	406

Telecommunication Services (0.4%)

Integrated Telecommunication Services (0.4%)

51,990 AT&T, Inc.	1,700

Utilities (1.1%)

Electric Utilities (1.1%)

16,350	Edison International	1,071
46,500	Exelon Corp.	1,845
9,450	NextEra Energy, Inc.	1,549
20,000	PPL Corp.	582
	Total Utilities	5,047
	Total Common Stocks (cost: $123,076)	159,180

EXCHANGE-TRADED FUNDS (39.4%)

Domestic Exchange-Traded Funds (3.1%)

50,000	PowerShares S&P MidCap Low Volatility Portfolio	2,252
50,000	PowerShares S&P SmallCap Low Volatility Portfolio(b)	2,267
14,000	Vanguard Mid-Cap ETF	2,155
39,000	Vanguard Real Estate ETF	2,967
30,000	Vanguard Small-Cap Value ETF	3,898
	Total Domestic Exchange-Traded Funds	13,539

Fixed-Income Exchange-Traded Funds (3.8%)

100,000	Vanguard Short-Term Corporate Bond ETF	7,816
115,000	Vanguard Total Bond Market ETF	9,091
	Total Fixed-Income Exchange-Traded Funds	16,907

International Exchange-Traded Funds (32.5%)

356,000	iShares Core MSCI EAFE ETF	23,724
418,824	iShares Core MSCI Emerging Markets ETF	23,810
302,000	iShares Currency Hedged MSCI EAFE ETF(b)	8,999
16,000	iShares Edge MSCI Min Vol EAFE ETF	1,186
19,000	iShares Edge MSCI Min Vol Emerging Markets ETF	1,162
245,771	iShares MSCI EAFE ETF(b)	17,386
245,000	PowerShares FTSE RAFI Emerging Markets Portfolio	5,581
50,000	Schwab Fundamental Emerging Markets Large Company Index ETF	1,529
360,300	Schwab Fundamental International Large Company Index ETF	11,058
835,000	Vanguard FTSE Developed Markets ETF	37,416
125,000	Vanguard FTSE Emerging Markets ETF	5,710
20,334	WisdomTree Emerging Markets SmallCap Dividend Fund	1,062
68,000	WisdomTree Europe Hedged Equity Fund	4,419
31,637	WisdomTree India Earnings Fund(b)	847
	Total International Exchange-Traded Funds	143,889
	Total Exchange-Traded Funds (cost: $147,528)	174,335

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.6%) EXCHANGE-TRADED FUNDS (0.6%)

45,000 United States Commodity Index Fund(a)	1,982

5| USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)

41,000	VanEck Vectors Gold Miners ETF	$913
	Total Precious Metals And Commodity-Related Securities (cost: $2,862)	2,895

PREFERRED STOCKS (0.8%)

Consumer Staples (0.3%)

Agricultural Products (0.3%)

30,000	CHS, Inc., 7.87%, cumulative redeemable (f)	859
5,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable (g),(h)	507
	Total Consumer Staples	1,366

Energy (0.1%)

Oil & Gas Exploration & Production (0.1%)

800 Chesapeake Energy Corp., 5.75%(g),(h)	451

Financials (0.3%)

Life & Health Insurance (0.2%)

28,000 Delphi Financial Group, Inc., 5.03%, cumulative redeemable, (3 mo. LIBOR +
3.19%)(i)	644

Regional Banks (0.1%)

500 M&T Bank Corp., 6.37%, cumulative redeemable(h)	506

Reinsurance (0.0%)

500 American Overseas Group Ltd., 5.92%, non-cumulative, (3 mo. LIBOR +
3.56%)(c),(d),(e),(i)	125
Total Financials	1,275

Telecommunication Services (0.1%)

Alternative Carriers (0.1%)

20,000		Qwest Corp., 6.50%			426
		Total Preferred Stocks (cost: $3,914)			3,518
		Total Equity Securities (cost: $277,380)			339,928

Principal
Amount			Coupon
(000)			Rate	Maturity

		BONDS (19.6%)
		ASSET-BACKED SECURITIES (0.3%)
		Financials (0.3%)
		Asset-Backed Financing (0.3%)
	$350	Avis Budget Rental Car Funding
		AESOP, LLC(g)	2.96%	7/20/2020	349
	233	Avis Budget Rental Car Funding
		AESOP, LLC(g)	3.75	7/20/2020	233
	200	Navient Student Loan Trust (1 mo. LIBOR
		+ 1.50%)	3.40(i)	8/25/2050	199
	86	NP SPE II, LLC(g)	3.37	10/21/2047	83
	248	SCF Equipment Leasing, LLC(g)	3.41	12/20/2023	244
	274	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	269
		Total Financials			1,377
		Total Asset-Backed Securities (cost: $1,370)			1,377

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COLLATERALIZED MORTGAGE OBLIGATION (0.2%)

Financials (0.2%)

$682 Structured Asset Mortgage Investments
Trust (1 mo. LIBOR + 0.50%) (cost:
$673)	2.40%(i)	7/19/2035 $	635

COMMERCIAL MORTGAGE SECURITIES (0.6%)

Financials (0.6%)

Commercial Mortgage-Backed Securities (0.5%)

24	Banc of America Commercial Mortgage
	Trust	6.72(j)	2/10/2051	24
220	Bear Stearns Commercial Mortgage
	Securities Trust (g)	5.66(j)	9/11/2041	223
56	Commercial Mortgage Trust	5.38	12/10/2046	56
900	FREMF Mortgage Trust (g)	3.68(j)	8/25/2045	905
266	GE Capital Commercial Mortgage Corp.	5.61(j)	12/10/2049	263
33	GMAC Commercial Mortgage Securities,
	Inc.	4.97	12/10/2041	34
250	GMAC Commercial Mortgage Securities,
	Inc.	4.98(j)	12/10/2041	250
442	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	445
				2,200

Interest-Only Commercial Mortgage Backed Securities (0.1%)

3,223	CSAIL Commercial Mortgage Trust (d)	1.96(j)	1/15/2049	319
2,705	UBS Commercial Mortgage Trust (d),(g)	2.26(j)	5/10/2045	178
				497
	Total Financials			2,697
	Total Commercial Mortgage Securities (cost: $2,617)			2,697

CORPORATE OBLIGATIONS (2.2%)

Consumer Discretionary (0.1%)

Specialty Stores (0.1%)

594 Academy Ltd. (3 mo. LIBOR + 4.00%) (k)	6.02	7/01/2022	472

Energy (0.2%)

Oil & Gas Storage & Transportation (0.2%)

500	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%)	5.38(i)	11/01/2066	438
500	Enterprise TE Partners, LP (3 mo. LIBOR
	+ 2.78%)	4.78(i)	6/01/2067	477
250	Tallgrass Energy Partners, LP / Tallgrass
	Energy Finance Corp. (g)	5.50	9/15/2024	255
	Total Energy			1,170

Financials (1.7%)

Asset Management & Custody Banks (0.3%)

350	Ares Capital Corp.	3.62	1/19/2022	343
900	Prospect Capital Corp.	5.00	7/15/2019	908
				1,251

Life & Health Insurance (0.2%)

600 Prudential Financial, Inc. (3 mo. LIBOR +
3.92%) (l)	5.63	6/15/2043	627

7| USAA First Start Growth Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Multi-Line Insurance (0.2%)

$1,000 Nationwide Mutual Insurance Co. (3 mo.
LIBOR + 2.29%) (g)	4.41%(i)	12/15/2024 $	1,000

Property & Casualty Insurance (0.3%)

700	Allstate Corp. (3 mo. LIBOR + 2.94%) (l)	5.75	8/15/2053	725
298	AmTrust Financial Services, Inc.	6.12	8/15/2023	293
500	HSB Group, Inc. (3 mo. LIBOR + 0.91%)	3.26(i)	7/15/2027	450
				1,468

Regional Banks (0.7%)

500	Compass Bank	3.87	4/10/2025	485
1,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%)	3.56(i)	3/01/2034	852
1,000	Manufacturers & Traders Trust Co. (3 mo.
	LIBOR + 0.64%)	2.65(i)	12/01/2021	999
1,000	SunTrust Capital I (3 mo. LIBOR + 0.67%)	2.51(i)	5/15/2027	934
				3,270
	Total Financials			7,616

Health Care (0.1%)

Health Care Facilities (0.1%)

600 Community Health Systems, Inc. (b)	6.88	2/01/2022	329

Real Estate (0.1%)

Real Estate Development (0.1%)

285 Crescent Communities, LLC / Crescent
Ventures, Inc. (g)	8.87	10/15/2021	301
Total Corporate Obligations (cost: $9,687)			9,888

EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

Energy (0.0%)

Oil & Gas Drilling (0.0%)

782 Schahin II Finance Co. SPV Ltd. (g),(m)	5.88	9/25/2023	110

Financials (0.1%)

Property & Casualty Insurance (0.1%)

250 QBE Capital Funding III Ltd. (3 mo.
LIBOR + 4.05%) (g),(l)	7.25	5/24/2041	273

Materials (0.2%)

Commodity Chemicals (0.1%)

500 Braskem Finance Ltd.	6.45	2/03/2024	539

Gold (0.1%)

500	Pretium Resources, Inc.	2.25	3/15/2022	435
	Total Materials			974
	Total Eurodollar and Yankee Obligations (cost: $1,892)			1,357
	U.S. GOVERNMENT AGENCY ISSUES (4.6%)(n)
	Collateralized-Mortgage Obligations (0.2%)
1,000	Freddie Mac (+)	3.51	4/25/2030	996
	Mortgage-Backed Pass-Through Securities (4.4%)
1,638	Freddie Mac (+)	3.00	4/01/2046	1,582
7,763	Freddie Mac (+)	3.00	6/01/2046	7,499
461	Freddie Mac (+)	3.00	1/01/2047	445

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,795	Freddie Mac (+)	3.00%	3/01/2047 $	2,699
6,249	Freddie Mac (+)	3.50	4/01/2046	6,228
997	Freddie Mac (+)	3.50	4/01/2048	992
				19,445
	Total U.S. Government Agency Issues (cost: $21,404)			20,441

U.S. TREASURY SECURITIES (11.4%)

Bonds (4.0%)(o)

4,300	2.96%, 8/15/2044 (STRIPS Principal)(p)	1,914
2,000	3.00%, 11/15/2044	1,969
4,200	3.00%, 5/15/2045	4,131
9,500	3.12%, 8/15/2044	9,566
		17,580

Notes (7.4%)(o)

5,000	1.13%, 2/28/2021	4,798
4,000	1.62%, 2/15/2026	3,640
1,970	1.63%, 8/15/2022	1,881
390	1.63%, 11/15/2022	371
10,000	1.63%, 4/30/2023	9,457
6,000	1.87%, 7/31/2022	5,791
1,000	2.25%, 11/15/2024	962
1,800	2.25%, 11/15/2027	1,697
800	2.37%, 8/15/2024	777
1,600	2.37%, 5/15/2027	1,530
1,000	2.75%, 11/15/2023	996
800	2.75%, 2/15/2028	788
		32,688
	Total U.S. Treasury Securities (cost: $51,413)	50,268
	Total Bonds (cost: $89,056)	86,663

MONEY MARKET INSTRUMENTS (3.6%)

COMMERCIAL PAPER (1.3%)

700	Barton Capital Corp. (g)	1.88	5/16/2018	700
721	CAFCO, LLC (g)	1.80	5/17/2018	720
789	Caterpillar Financial Services Co.	1.85	5/08/2018	789
750	CNH Industrial Capital, LLC (g)	3.25	1/08/2019	732
750	Liberty Funding, LLC (g)	2.00	5/10/2018	750
734	LMA Americas, LLC (g)	1.80	5/04/2018	734
750	Manhattan Asset Funding Co., LLC (g)	1.87	5/18/2018	749
700	Sheffield Receivables Co. (g)	1.90	5/17/2018	699
	Total Commercial Paper (cost: $5,874)			5,873

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.3%)

9,895,270 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(q)
(cost: $9,895)	9,895
Total Money Market Instruments (cost: $15,769)	15,768

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

425,250	Fidelity Government Portfolio Class I, 1.58%(q)	425
591,110	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(q)	592
468,256	Invesco Government & Agency Portfolio Institutional Class, 1.61%(q)	468
35,510	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.61%(q)	36

9| USAA First Start Growth Fund

					Market
Number					Value
of Shares	Security				(000)

321,492 Western Asset Institutional Government Reserves Institutional Class, 1.62%(q)					$321
Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $1,842)				1,842
Total Investments (cost: $384,047)					$444,201
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks		$ 159,180	$—	$—	$159,180
Exchange-Traded Funds		174,335	—	—	174,335
Precious Metals And Commodity-Related
Securities		2,895	—	—	2,895
Preferred Stocks		—	3,393	125	3,518
Bonds:
Asset-Backed Securities		—	1,377	—	1,377
Collateralized Mortgage Obligation		—	635	—	635
Commercial Mortgage Securities		—	2,697	—	2,697
Corporate Obligations		—	9,888	—	9,888
Eurodollar and Yankee Obligations		—	1,357	—	1,357
U.S. Government Agency Issues		—	20,441	—	20,441
U.S. Treasury Securities		48,354	1,914	—	50,268
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds		9,895	—	—	9,895
Commercial Paper		—	5,873	—	5,873
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		1,842	—	—	1,842
Total		$396,501	$47,575	$125	$444,201

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common	Preferred
($ in 000s)	Stocks	Stocks

Balance as of July 31, 2017	$ 8	$ 125
Purchases	–	–
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Net realized gain (loss) on investments	–	–
Change in net unrealized appreciation/(depreciation) of investments	(8)	–
Balance as of April 30, 2018	$ –	$125

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA First Start Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

On May 30, 2018, shareholders of record on March 29, 2018 approved the reorganization and merger (effective June 22, 2018) of the First Start Growth Fund into the Cornerstone

Moderately Aggressive Fund, both series of USAA Mutual Funds Trust. The funds offer comparable objectives, investment strategies, and restrictions, and the Cornerstone Moderately Aggressive Fund operates with a lower expense ratio than the First Start Growth Fund. Effective June 2, 2018, the First Start Growth Fund is closed to new investors.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they

11 | USAA First Start Growth Fund

trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of

Notes to Portfolio of Investments | 12

securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements

13 | USAA First Start Growth Fund

are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$5,407,000	$3,670,000	$1,842,000

D.Securities purchased on a delayed-delivery or when-issued basis– Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $ 442,405,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 34.2% of net assets at April 30, 2018.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

Notes to Portfolio of Investments | 14

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

G.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows

15 | USAA First Start Growth Fund

than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
LIBOR	London Interbank Offered Rate
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of April 30, 2018.

(c)Security was fair valued at April 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $125,000, which represented less than 0.1% of the Fund's net assets.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2018, was $622,000, which represented 0.1% of the Fund's net assets.

(e)Security was fair valued at Level 3.

(f)Restricted security that is not registered under the Securities Act of 1933.

(g)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 16

(h)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2018.

(j)Stated interest rates may change slightly over time as underlying mortgages paydown.

(k)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(l)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(m)At April 30, 2018, the issuer was in default with respect to interest and/or principal payments.

(n)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(o)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(p)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(q)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

17 | USAA First Start Growth Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GROWTH FUND

APRIL 30, 2018

(Form N-Q)

48488-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.2%)

COMMON STOCKS (99.2%)

Consumer Discretionary (14.7%)

Apparel Retail (0.7%)

229,192 Ross Stores, Inc.$ 18,530

Automotive Retail (0.7%)

72,853 O'Reilly Automotive, Inc.(a)	18,655

Cable & Satellite (0.5%)

437,807 Comcast Corp. "A"	13,743

General Merchandise Stores (0.7%)

217,296 Dollar General Corp.	20,976

Home Improvement Retail (0.7%)

114,646 Home Depot, Inc.	21,187

Hotels, Resorts & Cruise Lines (0.6%)

275,307 Carnival Corp.	17,361

Internet & Direct Marketing Retail (5.1%)

94,537 Amazon.com, Inc.(a)	148,057

Movies & Entertainment (0.6%)

180,447 Walt Disney Co.	18,104

Restaurants (4.4%)

210,887	Darden Restaurants, Inc.	19,583
798,258	Starbucks Corp.	45,956
604,683	Yum China Holdings, Inc.	25,856
414,345	Yum! Brands, Inc.	36,089
		127,484

Specialty Stores (0.7%)

637,558 Dick's Sporting Goods, Inc.	21,097
Total Consumer Discretionary	425,194

Consumer Staples (8.8%)

Household Products (2.9%)

587,198	Colgate-Palmolive Co.	38,303
619,204	Procter & Gamble Co.	44,793
		83,096

Packaged Foods & Meats (2.0%)

3,628,261 Danone SA ADR	58,995

1| USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Soft Drinks (3.9%)

1,125,376	Coca-Cola Co.	$48,628
1,183,003	Monster Beverage Corp.(a)	65,065
		113,693
	Total Consumer Staples	255,784

Energy (2.0%)

Oil & Gas Equipment & Services (2.0%)

843,113 Schlumberger Ltd.	57,804

Financials (6.5%)

Asset Management & Custody Banks (2.5%)

127,436	Ameriprise Financial, Inc.	17,868
860,900	SEI Investments Co.	54,435
		72,303

Consumer Finance (2.0%)

421,393	American Express Co.	41,613
512,121	Synchrony Financial	16,987
		58,600

Investment Banking & Brokerage (0.7%)

360,986 Charles Schwab Corp.	20,100

Life & Health Insurance (0.6%)

157,350 Prudential Financial, Inc.	16,729

Property & Casualty Insurance (0.7%)

356,549 Progressive Corp.	21,496
Total Financials	189,228

Health Care (14.7%)

Biotechnology (5.0%)

162,159	AbbVie, Inc.	15,657
181,307	Amgen, Inc.	31,634
61,140	Biogen, Inc.(a)	16,728
128,342	Celgene Corp.(a)	11,179
246,133	Gilead Sciences, Inc.	17,778
174,197	Regeneron Pharmaceuticals, Inc.(a)	52,900
		145,876

Health Care Equipment (1.9%)

476,959 Varian Medical Systems, Inc.(a)	55,132

Health Care Technology (1.4%)

676,902 Cerner Corp.(a)	39,430

Managed Health Care (2.8%)

107,453	Aetna, Inc.	19,239
92,895	Anthem, Inc.	21,922
97,515	Cigna Corp.	16,755
92,405	UnitedHealth Group, Inc.	21,845
		79,761

Pharmaceuticals (3.6%)

327,538 Merck & Co., Inc.	19,282

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

389,966	Novartis AG	$29,906
1,185,445	Novo Nordisk A/S ADR	55,645
		104,833
	Total Health Care	425,032

Industrials (9.2%)

Aerospace & Defense (1.3%)

60,621	Boeing Co.	20,221
56,104	Lockheed Martin Corp.	18,000
		38,221

Agriculture & Farm Machinery (1.6%)

353,754 Deere & Co.	47,873

Air Freight & Logistics (2.6%)

826,671	Expeditors International of Washington, Inc.	52,791
189,213	United Parcel Service, Inc. "B"	21,476
		74,267

Airlines (0.6%)

308,081 Southwest Airlines Co.	16,276

Building Products (0.6%)

480,611 Masco Corp.	18,201

Construction Machinery & Heavy Trucks (0.6%)

103,811 Cummins, Inc.	16,595

Electrical Components & Equipment (0.6%)

103,366 Rockwell Automation, Inc.	17,007

Industrial Machinery (0.6%)

117,164 Illinois Tool Works, Inc.	16,640

Railroads (0.7%)

152,542 Union Pacific Corp.	20,384
Total Industrials	265,464

Information Technology (42.2%)

Application Software (4.6%)

99,067	Adobe Systems, Inc.(a)	21,953
553,729	Autodesk, Inc.(a)	69,715
198,627	Citrix Systems, Inc.(a)	20,441
243,903	Synopsys, Inc.(a)	20,856
		132,965

Communications Equipment (2.6%)

1,669,536 Cisco Systems, Inc.	73,944

Data Processing & Outsourced Services (6.2%)

135,455	Automatic Data Processing, Inc.	15,995
194,739	Fidelity National Information Services, Inc.	18,494
112,500	Mastercard, Inc. "A"	20,055
219,840	Total System Services, Inc.	18,480
837,850	Visa, Inc. "A"	106,306
		179,330

Financial Exchanges & Data (1.0%)

150,584 FactSet Research Systems, Inc.	28,477

3| USAA Growth Fund

		Market
Number		Value
of Shares	Security	(000)

Home Entertainment Software (0.7%)

293,002 Activision Blizzard, Inc.$ 19,441

Internet Software & Services (13.7%)

665,910	Alibaba Group Holding Ltd. ADR(a)	118,892
67,414	Alphabet, Inc. "A"(a)	68,667
53,255	Alphabet, Inc. "C"(a)	54,178
487,942	eBay, Inc.(a)	18,483
787,689	Facebook, Inc. "A"(a)	135,482
		395,702

IT Consulting & Other Services (0.5%)

94,717 International Business Machines Corp.	13,730

Semiconductor Equipment (1.2%)

373,830	Applied Materials, Inc.	18,568
87,805	Lam Research Corp.	16,249
		34,817

Semiconductors (2.9%)

954,994	QUALCOMM, Inc.	48,714
177,168	Texas Instruments, Inc.	17,970
285,362	Xilinx, Inc.	18,332
		85,016

Systems Software (6.3%)

854,502	Microsoft Corp.	79,913
2,251,872	Oracle Corp.	102,843
		182,756

Technology Distributors (0.6%)

265,059 CDW Corp.	18,896

Technology Hardware, Storage, & Peripherals (1.9%)

108,066	Apple, Inc.	17,859
315,565	NetApp, Inc.	21,010
209,176	Western Digital Corp.	16,481
		55,350
	Total Information Technology	1,220,424

Materials (1.1%)

Metal & Glass Containers (1.1%)

301,215	Berry Global Group, Inc.(a)	16,567
292,730	Crown Holdings, Inc.(a)	14,589
		31,156
	Total Common Stocks (cost: $1,763,306)	2,870,086
	Total Equity Securities (cost: $1,763,306)	2,870,086

MONEY MARKET INSTRUMENTS (1.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)

32,829,603 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(b)
(cost: $32,830)	32,830
Total Investments (cost: $1,796,136)	$ 2,902,916

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 2,870,086	$—	$—	$ 2,870,086
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	32,830	—	—	32,830
Total	$2,902,916	$—	$—	$2,902,916

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5| USAA Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

Notes to Portfolio of Investments | 6

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

7| USAA Growth Fund

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional

Notes to Portfolio of Investments | 8

collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,890,862,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 9.1% of net assets at April 30, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

9| USAA Growth Fund

SPECIFIC NOTES

(a)Non-income-producing security.

(b)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA GROWTH & INCOME FUND

APRIL 30, 2018

(Form N-Q)

48489-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth & Income Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (96.8%)

COMMON STOCKS (96.8%)

Consumer Discretionary (18.0%)

Apparel, Accessories & Luxury Goods (0.3%)

311,500 Hanesbrands, Inc.$ 5,754

Automotive Retail (0.2%)

37,975 Advance Auto Parts, Inc.	4,346

Cable & Satellite (1.0%)

575,800 Comcast Corp. "A"	18,074

Casinos & Gaming (2.7%)

341,610	Las Vegas Sands Corp.	25,050
779,900	MGM Resorts International	24,505
		49,555

Footwear (0.4%)

120,000 NIKE, Inc. "B"	8,207

General Merchandise Stores (0.6%)

123,300 Dollar General Corp.	11,902

Home Improvement Retail (1.8%)

115,890	Home Depot, Inc.	21,416
132,400	Lowe's Cos., Inc.	10,914
		32,330

Homebuilding (0.8%)

281,430 Lennar Corp. "A"	14,885

Hotels, Resorts & Cruise Lines (4.4%)

101,600	Carnival Corp.	6,407
91,700	Hilton Worldwide Holdings, Inc.	7,230
823,622	Norwegian Cruise Line Holdings Ltd.(a)	44,039
207,026	Royal Caribbean Cruises Ltd.	22,398
		80,074

Housewares & Specialties (0.2%)

119,400 Newell Brands, Inc.	3,299

Internet & Direct Marketing Retail (3.0%)

34,810 Amazon.com, Inc. (a)	54,517

Leisure Facilities (0.2%)

285,300 SeaWorld Entertainment, Inc. (a),(b)	4,305

1| USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)

Movies & Entertainment (1.4%)

194,395	Twenty-First Century Fox, Inc. "A"	$7,107
193,200	Walt Disney Co.	19,384
		26,491

Restaurants (0.2%)

10,000 Chipotle Mexican Grill, Inc. (a)	4,233

Specialty Stores (0.8%)

96,590	Tiffany & Co.	9,932
16,000	Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,015
		13,947
	Total Consumer Discretionary	331,919

Consumer Staples (4.8%)

Drug Retail (0.6%)

159,599 CVS Health Corp.	11,145

Food Retail (1.3%)

964,000 Kroger Co.	24,283

Household Products (0.4%)

120,000 Colgate-Palmolive Co.	7,827

Hypermarkets & Super Centers (0.6%)

125,000 Walmart, Inc.	11,057

Packaged Foods & Meats (0.5%)

162,500 Kraft Heinz Co.	9,162

Soft Drinks (0.6%)

281,200 Coca-Cola European Partners plc	11,023

Tobacco (0.8%)

132,500	Altria Group, Inc.	7,435
79,600	Philip Morris International, Inc.	6,527
		13,962
	Total Consumer Staples	88,459

Energy (8.1%)

Integrated Oil & Gas (1.7%)

255,100	BP plc ADR	11,375
87,400	Chevron Corp.	10,935
128,500	Occidental Petroleum Corp.	9,928
		32,238

Oil & Gas Equipment & Services (1.1%)

554,600	Fairmount Santrol Holdings, Inc.(a),(b)	3,050
326,000	Halliburton Co.	17,275
		20,325

Oil & Gas Exploration & Production (4.7%)

380,000	Antero Resources Corp.(a)	7,220
250,000	Cabot Oil & Gas Corp.	5,978
101,540	Cimarex Energy Co.	10,214
199,800	ConocoPhillips	13,087
195,000	EOG Resources, Inc.	23,043
180,400	Hess Corp.	10,281
765,551	Kosmos Energy Ltd.(a)	5,389

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

312,105	Vermilion Energy, Inc.	$10,552
		85,764

Oil & Gas Refining & Marketing (0.6%)

100,900 Phillips 66	11,231
Total Energy	149,558

Financials (18.5%)

Asset Management & Custody Banks (2.2%)

58,122	Ameriprise Financial, Inc.	8,149
382,000	Bank of New York Mellon Corp.	20,823
113,200	State Street Corp.	11,295
		40,267

Consumer Finance (2.1%)

130,900	American Express Co.	12,926
76,800	Capital One Financial Corp.	6,960
460,320	Navient Corp.	6,104
1,173,520	SLM Corp.(a)	13,472
		39,462

Diversified Banks (5.2%)

1,186,426	Bank of America Corp.	35,498
241,450	Citigroup, Inc.	16,484
162,085	J.P.Morgan Chase & Co.	17,631
300,000	U.S. Bancorp	15,135
196,935	Wells Fargo & Co.	10,233
		94,981

Financial Exchanges & Data (1.5%)

177,070 CME Group, Inc.	27,920

Insurance Brokers (0.4%)

54,800 Willis Towers Watson plc	8,138

Investment Banking & Brokerage (3.1%)

397,900	Charles Schwab Corp.	22,155
194,847	E*TRADE Financial Corp.(a)	11,823
430,700	Morgan Stanley	22,233
		56,211

Multi-Line Insurance (0.3%)

101,055 American International Group, Inc.	5,659

Multi-Sector Holdings (0.6%)

54,700 Berkshire Hathaway, Inc. "B"(a)	10,597

Property & Casualty Insurance (0.9%)

100,000	Allstate Corp.	9,782
157,500	FNF Group	5,801
		15,583

Regional Banks (1.8%)

1,171,700	KeyCorp	23,340
71,450	PNC Financial Services Group, Inc.	10,404
		33,744

Thrifts & Mortgage Finance (0.4%)

651,400 New York Community Bancorp, Inc.	7,739
Total Financials	340,301

3| USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)

Health Care (9.6%)

Biotechnology (0.8%)

58,280	Amgen, Inc.	$10,168
15,284	Biogen, Inc.(a)	4,182
		14,350

Health Care Distributors (0.4%)

108,600 Cardinal Health, Inc.	6,969

Health Care Equipment (2.2%)

90,000	Danaher Corp.	9,029
82,000	Edwards Lifesciences Corp.(a)	10,444
293,000	Hologic, Inc.(a)	11,365
133,300	Medtronic plc	10,681
		41,519

Health Care Services (0.5%)

112,400 Express Scripts Holding Co. (a)	8,509

Managed Health Care (2.8%)

52,028	Anthem, Inc.	12,278
63,134	Cigna Corp.	10,848
118,100	UnitedHealth Group, Inc.	27,919
		51,045

Pharmaceuticals (2.9%)

63,265	Allergan plc	9,721
143,480	Johnson & Johnson	18,149
147,075	Merck & Co., Inc.	8,658
286,882	Pfizer, Inc.	10,503
80,200	Sanofi ADR	3,153
186,157	Teva Pharmaceutical Industries Ltd. ADR(b)	3,347
		53,531
	Total Health Care	175,923

Industrials (15.6%)

Aerospace & Defense (3.4%)

65,360	Boeing Co.	21,802
33,500	General Dynamics Corp.	6,744
298,400	Spirit AeroSystems Holdings, Inc. "A"	23,982
84,405	United Technologies Corp.	10,141
		62,669

Agriculture & Farm Machinery (0.6%)

84,000 Deere & Co.	11,368

Air Freight & Logistics (0.8%)

62,055 FedEx Corp.	15,340

Airlines (2.4%)

287,625	Southwest Airlines Co.	15,195
443,380	United Continental Holdings, Inc.(a)	29,946
		45,141

Building Products (0.8%)

228,703	Johnson Controls International plc	7,746
116,000	Owens Corning	7,597
		15,343

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Environmental & Facilities Services (0.7%)

186,700 Republic Services, Inc.$ 12,076

Industrial Conglomerates (1.1%)

664,500	General Electric Co.	9,350
69,720	Honeywell International, Inc.	10,087
		19,437

Industrial Machinery (1.3%)

100,000	Illinois Tool Works, Inc.	14,202
63,100	Stanley Black & Decker, Inc.	8,934
		23,136

Railroads (3.8%)

191,500	Canadian Pacific Railway Ltd.	34,937
300,000	CSX Corp.	17,817
162,000	Kansas City Southern	17,274
		70,028

Research & Consulting Services (0.3%)

152,300 Nielsen Holdings plc	4,790

Trucking (0.4%)

22,600 AMERCO	7,628
Total Industrials	286,956

Information Technology (17.5%)

Application Software (1.5%)

122,200 Adobe Systems, Inc. (a)	27,080

Communications Equipment (0.3%)

200,000 Juniper Networks, Inc.	4,918

Data Processing & Outsourced Services (1.3%)

195,960 Visa, Inc. "A"(b)	24,863

Internet Software & Services (1.9%)

18,916	Alphabet, Inc. "A"(a)	19,268
96,000	Facebook, Inc. "A"(a)	16,512
		35,780

Semiconductor Equipment (1.5%)

264,000	Applied Materials, Inc.	13,113
55,000	Lam Research Corp.	10,178
117,850	Versum Materials, Inc.	4,146
		27,437

Semiconductors (4.3%)

132,672	Broadcom, Inc.	30,438
200,000	Maxim Integrated Products, Inc.	10,900
134,100	Microchip Technology, Inc.	11,219
82,000	NXP Semiconductors N.V.(a)	8,602
181,300	QUALCOMM, Inc.	9,248
95,300	Texas Instruments, Inc.	9,666
		80,073

Systems Software (4.1%)

481,135	Microsoft Corp.	44,996
650,265	Oracle Corp.	29,697
		74,693

5| USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)

Technology Hardware, Storage, & Peripherals (2.6%)

85,950	Apple, Inc.	$14,204
646,200	Hewlett Packard Enterprise Co.	11,018
1,013,000	HP, Inc.	21,769
		46,991
	Total Information Technology	321,835

Materials (3.8%)

Commodity Chemicals (0.4%)

68,900 LyondellBasell Industries N.V. "A"	7,285

Construction Materials (1.2%)

196,500 Vulcan Materials Co.	21,947

Diversified Chemicals (0.5%)

155,903 DowDuPont, Inc.	9,859

Fertilizers & Agricultural Chemicals (0.6%)

425,000 Mosaic Co.	11,454

Industrial Gases (0.6%)

67,800 Air Products & Chemicals, Inc.	11,003

Specialty Chemicals (0.5%)

80,737 Celanese Corp. "A"	8,774
Total Materials	70,322

Telecommunication Services (0.9%)

Integrated Telecommunication Services (0.4%)

169,040 Verizon Communications, Inc.	8,342

Wireless Telecommunication Services (0.5%)

142,500 T-Mobile US, Inc. (a)	8,623
Total Telecommunication Services	16,965
Total Common Stocks (cost: $1,208,497)	1,782,238
Total Equity Securities (cost: $1,208,497)	1,782,238

MONEY MARKET INSTRUMENTS (4.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.3%)

79,426,876 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(c)
(cost: $79,427)	79,427

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

53,500	Federated Government Obligations Fund Institutional Class, 1.56%(c)	54
208,645	Fidelity Government Portfolio Class I, 1.58%(c)	209
2,551,359	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(c)	2,551
818,411	HSBC US Government Money Market Fund Class I, 1.60%(c)	818
1,528,406	Western Asset Institutional Government Reserves Institutional Class, 1.62%(c)	1,528
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $5,160)	5,160
	Total Investments (cost: $1,293,084)	$ 1,866,825

Portfolio of Investments | 6

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,782,238	$—	$—	$ 1,782,238
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	79,427	—	—	79,427
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,160	—	—	5,160
Total	$1,866,825	$—	$—	$1,866,825

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7| USAA Growth & Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Growth & Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Growth & Income Fund Shares (Fund Shares), Growth & Income Fund Institutional Shares (Institutional Shares), and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional

Notes to Portfolio of Investments | 8

information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

9| USAA Growth & Income Fund

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements

Notes to Portfolio of Investments | 10

are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$29,583,000	$24,935,000	$5,160,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,840,410,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

11 | USAA Growth & Income Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of April 30, 2018.

(c)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA HIGH INCOME FUND

APRIL 30, 2018

(Form N-Q)

48486-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA High Income Fund

April 30, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (87.3%)

COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

Financials (0.1%)

$3,969	CHL Mortgage Pass-Through Trust (1 mo.
	LIBOR + 0.96%)	2.86%(a)	2/25/2035 $	953
1,370	Wells Fargo Mortgage Backed Securities
	Trust	4.02(b)	4/25/2035	1,338
	Total Financials			2,291
	Total Collateralized Mortgage Obligation (cost: $2,585)			2,291
	COMMERCIAL MORTGAGE SECURITIES (1.0%)(c)
	Financials (1.0%)
	Commercial Mortgage-Backed Securities (1.0%)
240	Banc of America Commercial Mortgage
	Trust	6.72(b)	2/10/2051	239
91	Banc of America Merrill Lynch
	Commercial Mortgage, Inc. (d)	5.59(b)	12/10/2042	88
1,898	Bear Stearns Commercial Mortgage
	Securities Trust (d)	5.66(b)	9/11/2041	1,916
5,000	Bear Stearns Commercial Mortgage
	Securities Trust	5.57(b)	1/12/2045	4,520
2,997	Citigroup Commercial Mortgage Trust	6.34(b)	12/10/2049	1,913
5,650	Credit Suisse Commercial Mortgage Trust
	(1 mo. LIBOR + 0.19%)	2.08(a)	2/15/2040	5,604
5,000	Freddie Mac (+) (e)	3.15	11/25/2025	4,964
2,428	Freddie Mac (+)	3.12(b)	10/25/2031	2,309
134	GMAC Commercial Mortgage Securities,
	Inc.	4.96	12/10/2041	134
902	Merrill Lynch Mortgage Trust	5.05(b)	8/12/2039	904
				22,591
	Interest-Only Commercial Mortgage Backed Securities (0.0%)
198	Credit Suisse First Boston Securities
	Corp.(f)	1.99(b)	5/17/2040	—
	Total Financials			22,591
	Total Commercial Mortgage Securities (cost: $24,417)			22,591
	CONVERTIBLE SECURITIES (0.2%)
	Energy (0.2%)
	Oil & Gas Exploration & Production (0.2%)
3,381	Comstock Resources, Inc.(g)	7.75	04/01/2019	3,298

1| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (0.0%)

Gold (0.0%)

$650 Hycroft Mining Corp.(f),(h),(i)	15.00%	10/22/2020 $	715
Total Convertible Securities (cost: $3,984)			4,013

CORPORATE OBLIGATIONS (63.6%)

Consumer Discretionary (12.3%)

Advertising (1.2%)

5,000	Advantage Sales & Marketing, Inc. (1 mo.
	LIBOR + 6.50%) (j)	8.40	7/25/2022	4,654
5,000	Checkout Holding Corp. (1 mo. LIBOR +
	6.75%) (j)	8.65	4/11/2022	1,053
21,000	Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	21,157
				26,864

Apparel Retail (0.8%)

10,000	L Brands, Inc. (k)	6.95	3/01/2033	9,550
2,500	L Brands, Inc.	6.75	7/01/2036	2,356
5,000	Men's Wearhouse, Inc. (k)	7.00	7/01/2022	5,157
				17,063

Auto Parts & Equipment (0.4%)

4,733	Midas Intermediate Holdco II, LLC / Midas
	Intermediate Holdco II Finance, Inc. (d)	7.87	10/01/2022	4,721
3,000	TI Group Automotive Systems, LLC (d)	8.75	7/15/2023	3,165
				7,886

Automobile Manufacturers (0.2%)

1,000	JB Poindexter & Co., Inc. (d),(l)	7.13	4/15/2026	1,023
3,000	Tesla, Inc. (d),(k)	5.30	8/15/2025	2,666
				3,689

Broadcasting (0.5%)

2,240	iHeartCommunications, Inc. (3 mo. LIBOR
	+ 6.75%) (j)	9.05	1/30/2019	1,790
4,310	iHeartCommunications, Inc. (3 mo. LIBOR
	+ 7.50%) (j)	9.80	7/30/2019	3,438
5,000	Salem Media Group, Inc. (d)	6.75	6/01/2024	4,763
				9,991

Cable & Satellite (2.9%)

5,000	Cablevision Systems Corp.	8.00	4/15/2020	5,312
5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp.	5.75	1/15/2024	5,060
5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (d)	5.75	2/15/2026	4,975
5,500	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (d)	5.50	5/01/2026	5,369
5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (d)	5.13	5/01/2027	4,697
1,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (d)	5.00	2/01/2028	928
3,000	Cequel Communications Holdings I, LLC /
	Cequel Capital Corp. (d),(l)	7.50	4/01/2028	3,056
5,000	CSC Holdings, LLC (d)	10.12	1/15/2023	5,556
21,018	CSC Holdings, LLC (d)	10.87	10/15/2025	24,696
1,000	CSC Holdings, LLC (d)	5.38	2/01/2028	938

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,000	Radiate Holdco, LLC / Radiate Finance,
	Inc. (d)	6.87%	2/15/2023 $	2,918
				63,505

Casinos & Gaming (1.1%)

3,000	Churchill Downs, Inc. (d)	4.75	1/15/2028	2,842
1,500	Downstream Development Authority of
	the Quapaw Tribe (d)	10.50	2/15/2023	1,556
2,000	Eldorado Resorts, Inc.	7.00	8/01/2023	2,120
2,500	Eldorado Resorts, Inc.	6.00	4/01/2025	2,491
2,472	Inn of the Mountain Gods Resort &
	Casino (d),(k)	9.25	11/30/2020	2,200
3,000	Scientific Games International, Inc.	10.00	12/01/2022	3,245
4,000	Scientific Games International, Inc. (d)	5.00	10/15/2025	3,874
6,000	Wynn Las Vegas, LLC / Wynn Las Vegas
	Capital Corp. (d)	5.25	5/15/2027	5,814
				24,142

Department Stores (0.8%)

3,911	J.C. Penney Co., Inc. (3 mo. LIBOR +
	4.25%) (j)	6.23	6/23/2023	3,824
5,000	J.C. Penney Corp., Inc. (k)	5.65	6/01/2020	5,069
1,500	J.C. Penney Corp., Inc. (d),(m)	8.63	3/15/2025	1,402
8,814	Neiman Marcus Group Ltd., LLC (1 mo.
	LIBOR + 3.25%) (j)	5.14	10/25/2020	7,772
				18,067

Food Retail (0.0%)

217 Aramark Services, Inc. (d)	5.00	2/01/2028	212

Home Furnishings (0.3%)

8,848 Serta Simmons Bedding, LLC (3 mo.
LIBOR + 8.00%) (j)	10.33	11/08/2024	7,098

Homebuilding (0.9%)

4,000	Ashton Woods USA, LLC / Ashton Woods
	Finance Co. (d)	6.75	8/01/2025	3,880
3,000	AV Homes, Inc.	6.62	5/15/2022	3,075
3,000	Beazer Homes USA, Inc.	5.88	10/15/2027	2,760
3,000	M/I Homes, Inc.	6.75	1/15/2021	3,101
3,000	M/I Homes, Inc.	5.63	8/01/2025	2,903
3,500	Weekley Homes, LLC / Weekley Finance
	Corp. (d)	6.62	8/15/2025	3,412
				19,131

Hotels, Resorts & Cruise Lines (0.1%)

3,000 Hilton Worldwide Finance, LLC / Hilton
Worldwide Finance Corp.	4.88	4/01/2027	2,910

Internet & Direct Marketing Retail (0.2%)

5,000 Netflix, Inc. (d)	4.88	4/15/2028	4,725

Leisure Facilities (0.5%)

10,000 Constellation Merger Sub, Inc. (d)	8.50	9/15/2025	9,800

Leisure Products (0.1%)

3,000 Mattel, Inc. (d),(k)	6.75	12/31/2025	2,928

Movies & Entertainment (0.5%)

3,000	AMC Entertainment Holdings, Inc. (k)	5.88	11/15/2026	2,929
3,000	AMC Entertainment Holdings, Inc. (k)	6.12	5/15/2027	2,917

3| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	National CineMedia, LLC	5.75%	8/15/2026 $	4,600
				10,446

Publishing (0.1%)

2,921 Cengage Learning Acquisitions, Inc. (1
mo. LIBOR + 4.25%) (j)	6.15	6/07/2023	2,626

Restaurants (0.5%)

5,000	CEC Entertainment, Inc.	8.00	2/15/2022	3,925
1,500	Golden Nugget, Inc. (d)	6.75	10/15/2024	1,526
1,500	Golden Nugget, Inc. (d)	8.75	10/01/2025	1,571
3,000	NPC International, Inc. (1 mo. LIBOR +
	7.50%) (j)	9.40	4/18/2025	3,068
				10,090

Specialty Stores (1.2%)

5,388	Academy Ltd. (3 mo. LIBOR + 4.00%) (j)	5.89	7/01/2022	4,284
2,517	Academy Ltd. (3 mo. LIBOR + 4.00%) (j)	6.02	7/01/2022	2,002
1,975	Petsmart, Inc. (1 mo. LIBOR + 3.00%) (j)	4.72	3/11/2022	1,558
5,000	PetSmart, Inc. (d)	7.12	3/15/2023	2,925
2,000	PetSmart, Inc. (d)	5.87	6/01/2025	1,445
5,985	Staples, Inc. (3 mo. LIBOR + 4.00%) (j)	5.79	9/12/2024	5,931
5,000	Staples, Inc. (d)	8.50	9/15/2025	4,688
3,165	Toys R Us Property Co. I, LLC (1 mo.
	LIBOR + 5.00%) (j),(n)	6.90	8/21/2019	2,695
				25,528

Tires & Rubber (0.0%)

2,000 American Tire Distributors, Inc. (d)	10.25	3/01/2022	1,065
Total Consumer Discretionary			267,766

Consumer Staples (1.6%)

Food Retail (1.2%)

8,000	Albertson's Cos., LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's, LLC	6.62	6/15/2024	7,490
12,000	Albertson's Cos., LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's, LLC	5.75	3/15/2025	10,515
7,000	BI-LO, LLC / BI-LO Finance Corp. (d),(k),(n)	9.25	2/15/2019	7,026
				25,031

Packaged Foods & Meats (0.4%)

3,000	Pilgrim's Pride Corp. (d)	5.88	9/30/2027	2,873
3,000	Post Holdings, Inc. (d)	8.00	7/15/2025	3,356
3,000	Post Holdings, Inc. (d)	5.75	3/01/2027	2,945
				9,174
	Total Consumer Staples			34,205

Energy (12.9%)

Coal & Consumable Fuels (0.6%)

5,000	Alliance Resource Operating Partners, LP
	/ Alliance Resource Finance Corp. (d)	7.50	5/01/2025	5,287
3,000	CONSOL Energy, Inc. (d),(k)	11.00	11/15/2025	3,157
5,000	Pay O Matic Corp. (h),(i)	6.00	11/15/2018	—
2,000	Peabody Energy Corp. (d)	6.00	3/31/2022	2,062
2,000	Peabody Energy Corp. (d),(k)	6.37	3/31/2025	2,093
				12,599

Oil & Gas Drilling (1.8%)

7,000	Diamond Offshore Drilling, Inc. (k)	7.87	8/15/2025	7,210
3,000	Ensco plc	5.20	3/15/2025	2,475
3,000	Ensco plc	7.75	2/01/2026	2,839

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,000	Nabors Industries, Inc. (k)	5.50%	1/15/2023 $	2,953
3,000	Nabors Industries, Inc. (d)	5.75	2/01/2025	2,846
5,000	Rowan Companies, Inc.	7.38	6/15/2025	4,863
3,000	Transocean, Inc. (k)	8.37	12/15/2021	3,233
7,000	Transocean, Inc. (d)	9.00	7/15/2023	7,578
5,000	Transocean, Inc. (d)	7.50	1/15/2026	5,062
				39,059

Oil & Gas Equipment & Services (1.0%)

3,000	Archrock Partners, LP / Archrock Partners
	Finance Corp.	6.00	4/01/2021	3,007
4,000	Brand Industrial Services, Inc. (d)	8.50	7/15/2025	4,145
5,000	CSI Compressco, LP / CSI Compressco
	Finance, Inc.	7.25	8/15/2022	4,750
3,000	McDermott Escrow 1, Inc. / McDermott
	Escrow 2, Inc. (d),(k)	10.62	5/01/2024	3,038
2,000	Weatherford International, LLC (d)	9.87	3/01/2025	1,920
5,880	Weatherford International, Ltd.	5.13	9/15/2020	5,792
				22,652

Oil & Gas Exploration & Production (3.5%)

5,162	California Resources Corp. (d),(k)	8.00	12/15/2022	4,465
2,000	California Resources Corp. (1 mo. LIBOR
	+ 4.75%) (j)	6.65	12/31/2022	2,050
1,297	California Resources Corp.	6.00	11/15/2024	934
3,000	Carrizo Oil & Gas, Inc.	8.25	7/15/2025	3,233
3,000	Chesapeake Energy Corp. (3 mo. LIBOR
	+ 7.50%) (j)	9.44	8/23/2021	3,180
868	Chesapeake Energy Corp. (d)	8.00	12/15/2022	923
5,000	Chesapeake Energy Corp. (d),(k)	8.00	6/15/2027	4,825
2,000	Comstock Resources, Inc. (g)	10.00	3/15/2020	2,098
4,000	Devon Energy Corp.	5.85	12/15/2025	4,460
3,000	EP Energy, LLC / Everest Acquisition
	Finance, Inc.	7.75	9/01/2022	2,040
2,000	EV Energy Partners, LP / EV Energy
	Finance Corp. (n)	8.00	4/15/2019	930
6,000	HighPoint Operating Corp.	7.00	10/15/2022	6,060
4,000	Murphy Oil Corp.	6.87	8/15/2024	4,245
3,000	Murphy Oil Corp.	5.75	8/15/2025	3,000
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,206
4,114	Quicksilver Resources, Inc. (f),(j),(n)	—	6/21/2019	46
3,000	Resolute Energy Corp.	8.50	5/01/2020	3,007
2,408	Rex Energy Corp.	8.00	10/01/2020	686
1,000	Sanchez Energy Corp. (d),(k)	7.25	2/15/2023	1,013
7,000	Sandridge Energy, Inc. (h),(i)	7.50	2/15/2023	—
3,000	Southwestern Energy Co. (k)	4.10	3/15/2022	2,932
7,000	Southwestern Energy Co.	6.45	1/23/2025	6,895
2,000	Southwestern Energy Co.	7.75	10/01/2027	2,075
3,000	SRC Energy, Inc. (d)	6.25	12/01/2025	3,045
2,000	Whiting Petroleum Corp. (d)	6.63	1/15/2026	2,053
3,000	WildHorse Resource Development Corp.	6.87	2/01/2025	3,060
1,000	WildHorse Resource Development
	Corp. (d),(l)	6.87	2/01/2025	1,020
3,000	WPX Energy, Inc.	8.25	8/01/2023	3,420
				76,901

Oil & Gas Refining & Marketing (1.0%)

2,000	Cheniere Corpus Christi Holdings, LLC	7.00	6/30/2024	2,195
5,000	Cheniere Corpus Christi Holdings, LLC	5.88	3/31/2025	5,174
4,000	CITGO Petroleum Corp. (d)	6.25	8/15/2022	4,020
5,000	EnLink Midstream Partners, LP (o)	6.00	—(p)	4,704
5,000	PBF Holding Co., LLC / PBF Finance
	Corp.	7.25	6/15/2025	5,200
				21,293

5| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Oil & Gas Storage & Transportation (5.0%)

$5,000	Andeavor Logistics, LP (o)	6.87%	—(p) $	5,092
5,000	Blue Racer Midstream, LLC / Blue Racer
	Finance Corp. (d)	6.13	11/15/2022	5,150
10,000	Boardwalk Pipelines, LP	4.95	12/15/2024	10,229
15,000	DCP Midstream Operating, LP (3 mo.
	LIBOR + 3.85%) (d),(o)	5.85	5/21/2043	14,325
2,500	Energy Transfer Equity, LP	7.50	10/15/2020	2,684
5,000	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%)	5.38(a)	11/01/2066	4,375
12,915	Enterprise Products Operating, LLC (3
	mo. LIBOR + 2.78%)	4.78(a)	6/01/2067	12,836
3,000	Enterprise TE Partners, LP (3 mo. LIBOR
	+ 2.78%)	4.78(a)	6/01/2067	2,863
3,000	Genesis Energy, LP / Genesis Energy
	Finance Corp.	6.50	10/01/2025	2,963
3,000	Holly Energy Partners, LP / Holly Energy
	Finance Corp. (d)	6.00	8/01/2024	3,023
5,061	Kinder Morgan, Inc.	7.80	8/01/2031	6,280
5,000	Martin Midstream Partners, LP / Martin
	Midstream Finance Corp.	7.25	2/15/2021	5,037
5,000	NGL Energy Partners, LP / NGL Energy
	Finance Corp.	7.50	11/01/2023	5,006
5,000	Sabine Pass Liquefaction, LLC	5.88	6/30/2026	5,438
3,000	SemGroup Corp.	6.37	3/15/2025	2,873
5,000	Southern Union Co. (3 mo. LIBOR +
	3.02%)	5.38(a)	11/01/2066	4,231
3,000	Targa Resources Partners, LP / Targa
	Resources Partners Finance Corp.	5.25	5/01/2023	3,000
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,663
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,012
				109,080
	Total Energy			281,584

Financials (7.0%)

Asset Management & Custody Banks (0.5%)

10,000 Prospect Capital Corp.	5.00	7/15/2019	10,097

Consumer Finance (1.4%)

5,000	Ally Financial, Inc.	5.75	11/20/2025	5,188
5,000	Credit Acceptance Corp.	6.12	2/15/2021	5,050
12,000	Navient Corp.	7.25	1/25/2022	12,735
1,000	Navient Corp.	6.13	3/25/2024	1,006
7,000	Navient Corp. (k)	6.75	6/25/2025	7,087
				31,066

Industrial Conglomerates (0.3%)

3,312	APTIM Corp. (d)	7.75	6/15/2025	2,906
3,000	Trident Merger Sub, Inc. (d)	6.63	11/01/2025	2,948
				5,854

Investment Banking & Brokerage (0.0%)

1,000	Lehman Brothers Holdings, Inc. (n)	1.00	12/31/2049	33
1,500	Lehman Brothers Treasury Co. B.V. (n)	6.88	12/29/2010	97
				130

Life & Health Insurance (1.0%)

5,000	American Equity Investment Life Holding
	Co.	5.00	6/15/2027	4,971
3,000	Global Atlantic Financial Co. (d)	8.62	4/15/2021	3,381
2,000	MetLife, Inc.	10.75	8/01/2069	3,075

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Prudential Financial, Inc. (3 mo. LIBOR +
	3.04%) (o)	5.20%	3/15/2044 $	10,063
				21,490

Multi-Line Insurance (0.7%)

14,000	Genworth Holdings, Inc. (3 mo. LIBOR +
	2.00%)	3.84(a)	11/15/2066	6,370
8,000	Hartford Financial Services Group, Inc. (3
	mo. LIBOR + 2.13%) (d)	3.97(a)	2/12/2067	7,731
				14,101

Property & Casualty Insurance (0.8%)

10,000	AmTrust Financial Services, Inc.	6.12	8/15/2023	9,848
3,780	Hanover Insurance Group, Inc.	8.21	2/03/2027	4,305
1,000	HUB International Ltd. (d),(l)	7.00	5/01/2026	1,004
2,000	Zenith National Insurance Capital Trust
	I (d)	8.55	8/01/2028	2,176
				17,333

Regional Banks (1.6%)

5,000	Banc of California, Inc.	5.25	4/15/2025	5,095
5,000	Bank of the Ozarks, Inc. (3 mo. LIBOR +
	4.43%) (o)	5.50	7/01/2026	5,170
5,100	CIT Group, Inc. (m)	6.12	3/09/2028	5,291
5,000	First Midwest Bancorp, Inc.	5.88	9/29/2026	5,275
10,409	Regions Bank	6.45	6/26/2037	12,511
1,790	Regions Financial Corp.	7.37	12/10/2037	2,352
				35,694

Specialized Finance (0.2%)

5,000 National Rural Utilities Cooperative
Finance Corp. (3 mo. LIBOR +
2.91%) (o)	4.75	4/30/2043	5,107

Thrifts & Mortgage Finance (0.5%)

2,321	Ditech Holding Corp. (g)	9.00	12/31/2024	1,706
3,000	Ocwen Loan Servicing, LLC (d),(k)	8.38	11/15/2022	3,112
6,300	Walter Investment Management Corp. (1
	mo. LIBOR + 6.00%) (j)	7.90	6/30/2022	5,938
				10,756
	Total Financials			151,628

Health Care (5.9%)

Health Care Facilities (3.2%)

11,339	Community Health Systems, Inc. (k)	6.87	2/01/2022	6,212
2,000	Encompass Health Corp.	5.75	9/15/2025	2,055
6,000	HCA, Inc.	5.25	4/15/2025	6,090
21,500	HCA, Inc.	5.88	2/15/2026	21,823
5,000	Kindred Healthcare, Inc.	6.37	4/15/2022	5,156
10,000	RegionalCare Hospital Partners Holdings,
	Inc. (d)	8.25	5/01/2023	10,547
14,000	Tenet Healthcare Corp. (k)	6.75	6/15/2023	13,816
5,000	Tenet Healthcare Corp. (d),(k)	7.00	8/01/2025	4,931
				70,630

Health Care Services (0.2%)

1,000	Davis Vision, Inc. (1 mo. LIBOR +
	6.75%) (j)	8.66	11/03/2025	1,001
3,000	DaVita, Inc.	5.13	7/15/2024	2,912
				3,913

7| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Health Care Supplies (0.3%)

$3,930	DJO Finance, LLC / DJO Finance Corp. (d)	8.12%	6/15/2021	$3,954
2,000	Halyard Health, Inc.	6.25	10/15/2022	2,065
				6,019

Health Care Technology (0.0%)

921 Press Ganey Holdings, Inc. (1 mo. LIBOR
+ 6.50%) (j)	8.40	10/21/2024	933

Managed Health Care (0.1%)

1,500 Centene Corp.	6.13	2/15/2024	1,575

Pharmaceuticals (2.1%)

13,000	Endo Dac / Endo Finance, LLC / Endo
	Finco, Inc. (d)	6.00	7/15/2023	9,522
9,000	Mallinckrodt International Finance S.A. (k)	4.75	4/15/2023	6,449
4,000	Valeant Pharmaceuticals International,
	Inc. (d)	7.50	7/15/2021	4,080
3,000	Valeant Pharmaceuticals International,
	Inc. (d)	5.88	5/15/2023	2,768
26,000	Valeant Pharmaceuticals International,
	Inc. (d)	6.12	4/15/2025	23,549
				46,368
	Total Health Care			129,438

Industrials (6.4%)

Aerospace & Defense (0.9%)

5,000	Arconic, Inc.	5.95	2/01/2037	5,073
15,000	Textron Financial Corp. (3 mo. LIBOR +
	1.74%) (d)	3.57(a)	2/15/2067	13,875
				18,948

Agriculture & Farm Machinery (0.1%)

3,000 Titan International, Inc. (d)	6.50	11/30/2023	3,052

Airlines (1.1%)

15,761	Hawaiian Airlines, Inc. Pass-Through
	Trust	4.95	7/15/2023	15,938
5,000	US Airways Group, Inc. Pass-Through
	Trust	5.45	6/03/2018	5,025
1,887	US Airways Group, Inc. Pass-Through
	Trust	9.75	4/22/2020	1,926
				22,889

Building Products (0.0%)

1,000 Pisces Midco, Inc. (d),(l)	8.00	4/15/2026	1,005

Commercial Printing (0.1%)

3,000 R.R. Donnelley & Sons Co. (k)	6.00	4/01/2024	2,940

Construction & Engineering (0.1%)

1,000	New Enterprise Stone & Lime Co., Inc. (d)	10.12	4/01/2022	1,070
1,000	New Enterprise Stone & Lime Co., Inc. (d)	6.25	3/15/2026	1,015
				2,085

Construction Machinery & Heavy Trucks (0.1%)

3,000 Navistar International Corp. (d)	6.63	11/01/2025	3,127

Diversified Support Services (0.1%)

1,500 Matthews International Corp. (d)	5.25	12/01/2025	1,474

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Electrical Components & Equipment (0.2%)

$ 5,079 Artesyn Embedded Technologies, Inc. (d)9.75% 10/15/2020 $ 4,927

Environmental & Facilities Services (0.2%)

3,000	Covanta Holding Corp.	5.88	7/01/2025	2,925
1,500	Waste Pro USA, Inc. (d)	5.50	2/15/2026	1,488
				4,413

Industrial Machinery (0.5%)

1,600	BlueLine Rental Finance Corp. / BlueLine
	Rental, LLC (d)	9.25	3/15/2024	1,706
9,000	Xerium Technologies, Inc.	9.50	8/15/2021	9,405
				11,111

Marine (0.1%)

4,000 Navios Maritime Holdings, Inc. / Navios
Maritime Finance II US, Inc. (d)	7.38	1/15/2022	3,045

Security & Alarm Services (0.4%)

2,481	Constellis Holdings, LLC (3 mo. LIBOR +
	5.00%) (j)	7.30	4/21/2024	2,507
2,500	Constellis Holdings, LLC (3 mo. LIBOR +
	9.00%) (j)	11.30	4/21/2025	2,531
2,433	Prime Security Services Borrower, LLC /
	Prime Finance, Inc. (d)	9.25	5/15/2023	2,616
				7,654

Trading Companies & Distributors (1.5%)

3,000	Ahern Rentals, Inc. (d)	7.37	5/15/2023	2,910
1,000	H&E Equipment Services, Inc. (l)	5.63	9/01/2025	1,008
2,397	Herc Rentals, Inc. (d)	7.75	6/01/2024	2,600
2,454	ILFC E-Capital Trust I (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.55%) (d)	4.64(a)	12/21/2065	2,368
16,362	ILFC E-Capital Trust II (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.80%) (d)	4.89(a)	12/21/2065	15,830
3,000	United Rentals North America, Inc.	5.50	7/15/2025	3,086
4,000	United Rentals North America, Inc.	5.50	5/15/2027	3,990
				31,792

Trucking (1.0%)

3,000	Avis Budget Car Rental, LLC / Avis Budget
	Finance, Inc. (d)	5.13	6/01/2022	2,996
12,000	Hertz Corp. (d)	7.62	6/01/2022	12,255
6,054	YRC Worldwide, Inc. (1 mo. LIBOR +
	8.50%) (j)	10.40	7/24/2022	6,120
				21,371
	Total Industrials			139,833

Information Technology (2.5%)

Application Software (0.6%)

2,993	Avaya, Inc. (1 mo. LIBOR + 4.75%) (j)	6.65	12/15/2024	3,029
5,000	Informatica, LLC (d)	7.12	7/15/2023	5,025
2,835	Sirius Computer Solutions, Inc. (1 mo.
	LIBOR + 4.25%) (j)	6.15	10/30/2022	2,867
2,000	Solera, LLC / Solera Finance, Inc. (d)	10.50	3/01/2024	2,235
				13,156

9| USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Communications Equipment (0.1%)

$4,500	Aveta, Inc. (h),(i),(k)	7.00%	4/01/2019	$—
3,000	CommScope Technologies, LLC (d)	6.00	6/15/2025	3,098
				3,098

Data Processing & Outsourced Services (0.6%)

5,000	First Data Corp. (d)	5.38	8/15/2023	5,112
6,000	First Data Corp. (d)	7.00	12/01/2023	6,293
1,000	Kronos, Inc. (3 mo. LIBOR + 8.25%) (j)	10.02	11/01/2024	1,039
				12,444

Electronic Equipment & Instruments (0.1%)

1,500 Itron, Inc. (d)	5.00	1/15/2026	1,478

Internet Software & Services (0.3%)

3,000	Gogo Intermediate Holdings, LLC / Gogo
	Finance Co., Inc. (d)	12.50	7/01/2022	3,341
3,000	Mitchell International, Inc. (1 mo. LIBOR +
	7.25%) (j)	9.15	11/20/2025	3,018
				6,359

Semiconductors (0.2%)

4,500 Micron Technology, Inc. (d)	5.62	1/15/2026	4,847

Systems Software (0.6%)

2,500	BMC Software Finance, Inc. (d)	8.13	7/15/2021	2,506
6,000	Sophia, LP / Sophia Finance, Inc. (d)	9.00	9/30/2023	6,345
1,630	Veritas Bermuda Ltd. (3 mo. LIBOR +
	4.50%) (j)	6.80	1/27/2023	1,608
3,000	Veritas US, Inc. / Veritas Bermuda
	Ltd. (d),(k)	10.50	2/01/2024	2,610
				13,069
	Total Information Technology			54,451

Materials (4.9%)

Aluminum (0.2%)

5,000 Novelis Corp. (d)	5.87	9/30/2026	4,975

Commodity Chemicals (0.3%)

3,000	Hexion, Inc.	6.63	4/15/2020	2,824
3,000	Hexion, Inc. (d)	10.37	2/01/2022	2,932
1,000	Olin Corp.	5.00	2/01/2030	954
				6,710

Copper (1.2%)

7,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	6,772
20,000	Freeport-McMoRan, Inc.	5.45	3/15/2043	18,300
				25,072

Diversified Chemicals (0.3%)

6,000 CF Industries, Inc.	5.15	3/15/2034	5,505

Diversified Metals & Mining (0.2%)

5,000 Compass Minerals International, Inc. (d)	4.88	7/15/2024	4,837

Fertilizers & Agricultural Chemicals (0.1%)

3,000 CVR Partners, LP / CVR Nitrogen
Finance Corp. (d)	9.25	6/15/2023	3,098

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Metal & Glass Containers (0.4%)

$6,000	BWAY Holding Co. (d)	7.25%	4/15/2025	$6,174
3,000	Plastipak Holdings, Inc. (d)	6.25	10/15/2025	2,925
				9,099

Paper Packaging (0.5%)

3,150	Flex Acquisition Co., Inc. (d)	6.87	1/15/2025	3,172
7,000	Sealed Air Corp. (d)	6.88	7/15/2033	7,840
				11,012

Specialty Chemicals (0.3%)

2,000	Kraton Polymers, LLC / Kraton Polymers
	Capital Corp.	10.50	4/15/2023	2,218
3,000	Kraton Polymers, LLC / Kraton Polymers
	Capital Corp. (d)	7.00	4/15/2025	3,112
				5,330

Steel (1.4%)

3,000	AK Steel Corp. (l)	6.38	10/15/2025	2,826
10,456	Allegheny Ludlum, LLC (k)	6.95	12/15/2025	10,874
5,000	SunCoke Energy Partners, LP / SunCoke
	Energy Partners Finance Corp. (d)	7.50	6/15/2025	5,162
3,000	United States Steel Corp. (l)	6.25	3/15/2026	2,985
5,000	Warrior Met Coal, Inc. (d)	8.00	11/01/2024	5,116
3,000	Zekelman Industries, Inc. (d)	9.87	6/15/2023	3,308
				30,271
	Total Materials			105,909

Municipal (0.1%)

Hospital (0.1%)

3,000 Eastern Maine Healthcare Systems	5.02	7/01/2036	2,938

Real Estate (1.0%)

Real Estate Development (0.2%)

3,800 Crescent Communities, LLC / Crescent
Ventures, Inc. (d)	8.88	10/15/2021	4,009

REITs - Diversified (0.1%)

3,000 Uniti Group, LP / Uniti Fiber Holdings, Inc.
/ CSL Capital, LLC (d),(k)	7.13	12/15/2024	2,773

REITs - Health Care (0.2%)

2,000	MPT Operating Partnership, LP / MPT
	Finance Corp.	5.00	10/15/2027	1,900
3,000	Sabra Health Care, LP	5.12	8/15/2026	2,847
				4,747

REITs - Hotel & Resort (0.1%)

2,000 Station Casinos, LLC (d)	5.00	10/01/2025	1,920

REITs - Specialized (0.4%)

2,000	EPR Properties	4.75	12/15/2026	1,961
3,000	Equinix, Inc.	5.37	5/15/2027	3,060
1,000	Uniti Group, LP / Uniti Group Finance, Inc.
	/ CSL Capital, LLC (d)	6.00	4/15/2023	980
2,000	Uniti Group, LP / Uniti Group Finance, Inc.
	/ CSL Capital, LLC	8.25	10/15/2023	1,925
				7,926
	Total Real Estate			21,375

11 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Telecommunication Services (6.6%)

Alternative Carriers (1.4%)

$10,000	CenturyLink, Inc.	5.80%	3/15/2022 $	10,000
5,000	CenturyLink, Inc. (k)	6.75	12/01/2023	4,987
5,000	Cogent Communications Finance, Inc. (d)	5.63	4/15/2021	5,037
5,000	Level 3 Financing, Inc.	6.13	1/15/2021	5,069
5,000	Zayo Group, LLC / Zayo Capital, Inc.	6.37	5/15/2025	5,195
500	Zayo Group, LLC / Zayo Capital, Inc. (d)	5.75	1/15/2027	498
				30,786

Integrated Telecommunication Services (2.3%)

10,000	AT&T, Inc.	4.90	8/14/2037	10,138
2,000	CB Escrow Corp. (d)	8.00	10/15/2025	1,910
5,000	Cincinnati Bell, Inc. (d)	7.00	7/15/2024	4,612
20,000	Frontier Communications Corp.	11.00	9/15/2025	15,450
2,000	Frontier Communications Corp. (d),(l)	8.50	4/01/2026	1,950
9,000	Frontier Communications Corp.	9.00	8/15/2031	5,558
3,000	Windstream Services, LLC / Windstream
	Finance Corp.	6.37	8/01/2023	1,770
14,039	Windstream Services, LLC / Windstream
	Finance Corp. (d)	6.38	8/01/2023	8,037
				49,425

Wireless Telecommunication Services (2.9%)

15,000	Sprint Corp.	7.25	9/15/2021	15,957
20,000	Sprint Corp. (k)	7.62	2/15/2025	21,100
5,000	Sprint Corp.	7.63	3/01/2026	5,281
5,000	T-Mobile USA, Inc.	6.50	1/15/2024	5,250
10,000	T-Mobile USA, Inc.	6.00	4/15/2024	10,500
5,000	Trilogy International Partners, LLC /
	Trilogy International Finance, Inc. (d)	8.87	5/01/2022	5,150
				63,238
	Total Telecommunication Services			143,449

Utilities (2.4%)

Electric Utilities (0.6%)

1,980	DPL, Inc.	6.75	10/01/2019	2,050
10,000	PPL Capital Funding, Inc. (3 mo. LIBOR +
	2.67%)	4.97(a)	3/30/2067	10,026
				12,076

Gas Utilities (0.2%)

4,000 Southern Star Central Corp. (d)	5.13	7/15/2022	4,080

Independent Power Producers & Energy Traders (1.6%)

10,000	Calpine Corp. (k)	5.75	1/15/2025	9,201
7,000	GenOn Energy, Inc. (n)	9.87	10/15/2020	5,757
3,000	NRG Energy, Inc.	7.25	5/15/2026	3,214
3,000	NRG Energy, Inc. (d)	5.75	1/15/2028	2,978
5,000	Talen Energy Supply, LLC	6.50	6/01/2025	3,663
5,000	Vistra Energy Corp.	5.88	6/01/2023	5,137
5,000	Vistra Energy Corp.	7.62	11/01/2024	5,400
				35,350
	Total Utilities			51,506
	Total Corporate Obligations (cost: $1,387,030)			1,384,082

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

EURODOLLAR AND YANKEE OBLIGATIONS (16.7%)

Consumer Discretionary (0.9%)

Cable & Satellite (0.6%)

$4,000	Altice Financing S.A. (q)	7.50%	5/15/2026 $	3,950
2,000	Altice Luxembourg S.A. (d)	7.75	5/15/2022	1,918
7,000	Altice Luxembourg S.A. (d),(k)	7.63	2/15/2025	6,335
				12,203

Homebuilding (0.2%)

3,000	Brookfield Residential Properties, Inc. (d)	6.38	5/15/2025	3,056
1,750	Mattamy Group Corp. (d)	6.87	12/15/2023	1,807
				4,863

Hotels, Resorts & Cruise Lines (0.1%)

3,000 Silversea Cruise Finance Ltd. (d)	7.25	2/01/2025	3,188
Total Consumer Discretionary			20,254

Consumer Staples (0.8%)

Household Products (0.3%)

8,000 Kronos Acquisition Holdings, Inc. (d)	9.00	8/15/2023	7,660

Packaged Foods & Meats (0.5%)

1,000	JBS Investments GmbH (d),(k)	7.25	4/03/2024	990
3,000	JBS USA LUX S.A. / JBS USA Finance,
	Inc. (d)	5.87	7/15/2024	2,921
4,000	JBS USA LUX S.A. / JBS USA Finance,
	Inc. (d)	6.75	2/15/2028	3,845
3,000	Minerva Luxembourg S.A. (d)	5.88	1/19/2028	2,680
				10,436
	Total Consumer Staples			18,096

Energy (2.5%)

Integrated Oil & Gas (0.9%)

1,311	Petrobras Global Finance B.V.	8.37	5/23/2021	1,480
2,000	Petrobras Global Finance B.V.	6.13	1/17/2022	2,117
3,000	Petrobras Global Finance B.V.	7.37	1/17/2027	3,222
10,000	Petroleos Mexicanos (m)	6.50	3/13/2027	10,368
3,000	Tecpetrol S.A. (d)	4.88	12/12/2022	2,917
				20,104

Oil & Gas Drilling (0.4%)

10,000	Noble Holding International Ltd. (k)	7.95	4/01/2025	9,000
5,212	Schahin II Finance Co. SPV Ltd. (d),(n)	5.87	9/25/2023	730
				9,730

Oil & Gas Equipment & Services (0.0%)

1,000 KCA Deutag Alpha Ltd. (j),(r)	—(s)	3/31/2023	1,004

Oil & Gas Exploration & Production (0.4%)

3,000	Aker BP ASA (d),(l)	5.87	3/31/2025	3,120
5,000	MEG Energy Corp. (d)	7.00	3/31/2024	4,513
				7,633

Oil & Gas Storage & Transportation (0.8%)

13,000 Transcanada Trust (3 mo. LIBOR +
3.53%) (o)	5.63	5/20/2075	13,325

13 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,000	Transportadora de Gas del Sur S.A. (d),(r)	6.75%	5/02/2025 $	3,001
				16,326
	Total Energy			54,797

Financials (1.1%)

Diversified Banks (0.2%)

5,000 Royal Bank of Scotland Group plc (3 mo.
LIBOR + 2.32%) (k)	4.62(a)	—(p)	5,063

Property & Casualty Insurance (0.7%)

10,000	QBE Capital Funding III Ltd. (3 mo.
	LIBOR + 4.05%) (d),(o)	7.25	5/24/2041	10,937
4,000	XLIT Ltd. (3 mo. LIBOR + 2.46%)	4.81(a)	—(p)	4,005
				14,942

Specialized Finance (0.2%)

3,000 Park Aerospace Holdings Ltd. (d)	5.50	2/15/2024	2,921
Total Financials			22,926

Health Care (0.6%)

Pharmaceuticals (0.6%)

10,000	Teva Pharmaceutical Finance
	Netherlands III B.V.	3.15	10/01/2026	7,985
500	Teva Pharmaceutical Finance
	Netherlands III B.V. (d),(l)	6.75	3/01/2028	495
5,000	Teva Pharmaceutical Finance
	Netherlands III B.V.	4.10	10/01/2046	3,712
	Total Health Care			12,192

Industrials (1.5%)

Aerospace & Defense (0.7%)

2,500	Bombardier, Inc. (d)	7.50	12/01/2024	2,637
12,000	Bombardier, Inc. (d)	7.50	3/15/2025	12,540
				15,177

Airlines (0.8%)

2,500	Air Canada Pass-Through Trust (d)	6.63	5/15/2018	2,509
5,000	Air Canada Pass-Through Trust (d)	5.00	3/15/2020	5,068
3,955	Latam Airlines Pass-Through Trust	4.50	8/15/2025	3,868
4,429	Norwegian Air Pass-Through Trust (d)	7.50	5/10/2025	4,623
1,380	Virgin Australia Pass-Through Trust (d)	7.12	10/23/2018	1,396
				17,464
	Total Industrials			32,641

Materials (6.6%)

Commodity Chemicals (0.5%)

10,000 Braskem Finance Ltd.	6.45	2/03/2024	10,780

Construction Materials (0.5%)

7,000	Cemex SAB de CV (d),(k)	7.75	4/16/2026	7,693
3,000	Votorantim Cimentos S.A.	7.25	4/05/2041	3,280
				10,973

Copper (0.6%)

10,000	First Quantum Minerals Ltd. (d)	7.50	4/01/2025	9,925
3,000	First Quantum Minerals Ltd. (d),(l)	6.87	3/01/2026	2,858
				12,783

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Diversified Metals & Mining (1.4%)

$7,000	Teck Resources Ltd.	4.75%	1/15/2022 $	7,140
13,000	Teck Resources Ltd.	6.13	10/01/2035	13,877
5,000	Vedanta Resources plc (d)	8.25	6/07/2021	5,382
3,000	Vedanta Resources plc (d)	6.37	7/30/2022	3,026
				29,425

Fertilizers & Agricultural Chemicals (0.1%)

3,000 OCI N.V. (d),(l)	6.63	4/15/2023	3,053

Gold (1.1%)

3,000	Eldorado Gold Corp. (d)	6.13	12/15/2020	2,782
1,000	KCA Deutag UK Finance plc (d),(l)	9.62	4/01/2023	1,033
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,475
10,000	New Gold, Inc. (d)	6.25	11/15/2022	10,225
				24,515

Metal & Glass Containers (0.7%)

3,000	ARD Securities Finance SARL (d),(g)	8.75(t)	1/31/2023	3,173
500	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (d)	6.00	6/30/2021	510
5,500	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (d)	7.25	5/15/2024	5,823
3,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (d)	6.00	2/15/2025	3,041
3,250	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer, LLC / Reynolds Group
	Issuer Lu (d)	7.00	7/15/2024	3,390
				15,937

Paper Packaging (0.4%)

6,200 Smurfit Kappa Treasury Funding Ltd.	7.50	11/20/2025	7,471

Specialty Chemicals (0.1%)

3,000 Venator Finance Sarl / Venator Materials,
LLC (d)	5.75	7/15/2025	3,000

Steel (1.2%)

18,000	ArcelorMittal	7.25	10/15/2039	21,420
4,500	Vale Overseas Ltd.	6.25	8/10/2026	4,975
				26,395
	Total Materials			144,332

Telecommunication Services (1.4%)

Alternative Carriers (0.5%)

5,000	Intelsat Jackson Holdings S.A.	7.25	10/15/2020	4,906
5,000	Intelsat Jackson Holdings S.A. (d)	9.75	7/15/2025	4,919
				9,825

Integrated Telecommunication Services (0.4%)

10,000 Altice France S.A. (d)	7.37	5/01/2026	9,725

Wireless Telecommunication Services (0.5%)

2,000	Altice Finco S.A. (d)	7.62	2/15/2025	1,913
5,000	Digicel Ltd. (d)	6.00	4/15/2021	4,775
3,000	Digicel Ltd. (d)	6.75	3/01/2023	2,753
1,000	Intelsat Jackson Holdings S.A. (j)	6.63	1/02/2024	1,021
500	Wind Tre S.p.A. (d)	5.00	1/20/2026	423
				10,885
	Total Telecommunication Services			30,435

15 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (1.3%)

Electric Utilities (1.0%)

$10,000	Electricite de France S.A. (10 wk. LIBOR
	+ 3.71%) (d),(o)	5.25%	—(p) $	10,064
8,975	Enel S.p.A. (5 yr. Semi-Annual Swap +
	5.88%) (d),(o)	8.75	9/24/2073	10,647
				20,711

Independent Power Producers & Energy Traders (0.3%)

7,000 AES Gener S.A. (5 yr. Semi-Annual Swap
+ 6.82%) (d),(o)	8.38	12/18/2073	7,315
Total Utilities			28,026
Total Eurodollar and Yankee Obligations (cost: $342,751)			363,699

Number

of Shares

EXCHANGE-TRADED FUNDS (5.1%)

498,550	iShares iBoxx $ High Yield Corporate Bond ETF (k)			42,726
1,888,700	SPDR Bloomberg Barclays High Yield Bond ETF (k)			67,747
	Total Exchange-Traded Funds (cost: $111,554)			110,473

Principal
Amount		Coupon
(000)		Rate	Maturity

	FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
$3,000	Bahamas Government International
	Bond (d) (cost: $3,000)	6.00	11/21/2028	3,120
	MUNICIPAL OBLIGATIONS (0.3%)
	Connecticut (0.0%)
3,000	Mashantucket (Western) Pequot Tribe(g)	7.35(u)	7/01/2026	465
	Illinois (0.1%)
2,000	City of Chicago	7.04	1/01/2029	2,132
	New Jersey (0.2%)
1,500	Atlantic City	7.00	3/01/2028	1,713
2,500	EDA	5.71	6/15/2030	2,758
				4,471
	Total Municipal Obligations (cost: $7,838)			7,068
	PREFERRED BONDS (0.1%)
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
3,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR +
	2.98%) (d),(k) (cost: $3,000)	5.33(a)	—(p)	2,989
	U.S. TREASURY SECURITIES (0.0%)
	Notes (0.0%)(v)
550	2.00%, 2/15/2025 (cost: $543)			520
	Total Bonds (cost: $1,886,702)			1,900,846

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (7.7%)

COMMON STOCKS (3.3%)

Consumer Discretionary (0.4%)

Auto Parts & Equipment (0.1%)

10,356 Lear Corp.$ 1,936

Cable & Satellite (0.1%)

77,900 Comcast Corp.	2,445

Casinos & Gaming (0.0%)

13,500 Las Vegas Sands Corp.	990

Home Furnishings (0.1%)

27,070 Tempur Sealy International, Inc.(w)	1,211

Hotels, Resorts & Cruise Lines (0.1%)

25,400 Hyatt Hotels Corp.	1,953
Total Consumer Discretionary	8,535

Consumer Staples (0.1%)

Drug Retail (0.1%)

18,400 CVS Health Corp.	1,285

Household Products (0.0%)

11,242 Kimberly-Clark Corp.	1,164
Total Consumer Staples	2,449

Energy (0.4%)

Coal & Consumable Fuels (0.0%)

13,151 Peabody Energy Corp.	485

Integrated Oil & Gas (0.2%)

8,522	Chevron Corp.	1,066
32,263	Royal Dutch Shell plc ADR "A"	2,255
		3,321

Oil & Gas Drilling (0.0%)

3,813	Paragon Litigation "B"(h)	120
2,542	Paragon Litigation "A"(h)	4
		124

Oil & Gas Equipment & Services (0.1%)

98,146 Basic Energy Services, Inc.(w)	1,588

Oil & Gas Exploration & Production (0.1%)

414,000	Approach Resources, Inc.(k),(w)	1,151
18,480	Nine Point Energy Holdings, Inc.(f),(h),(i)	212
2,772	Sabine Oil & Gas Holdings, Inc.(f),(w)	136
4,982	SilverBow Resources, Inc.(w)	153
22,883	Thunderbird Resources Equity, Inc.(f),(h),(i)	14
236,684	Ultra Petroleum Corp.(w)	573
		2,239
	Total Energy	7,757

Financials (0.8%)

Asset Management & Custody Banks (0.1%)

202,000 Prospect Capital Corp.(k)	1,281

17 | USAA High Income Fund

		Market
Number		Value
of Shares	Security	(000)

Consumer Finance (0.0%)

13,639 Synchrony Financial$ 452

Diversified Banks (0.1%)

18,507 J.P.Morgan Chase & Co.	2,013

Financial Exchanges & Data (0.2%)

24,700 CME Group, Inc.	3,895

Life & Health Insurance (0.0%)

1,995	Brighthouse Financial, Inc.(w)	101
21,952	MetLife, Inc.	1,047
		1,148

Regional Banks (0.3%)

27,800	BB&T Corp.	1,468
111,918	KeyCorp	2,229
109,207	Regions Financial Corp.	2,042
		5,739

REITs - Mortgage (0.1%)

73,721	Annaly Capital Management, Inc.	765
17,142	Granite Point Mortgage Trust, Inc.	285
129,100	MFA Financial, Inc.	971
90,450	Two Harbors Investment Corp.	1,380
		3,401
	Total Financials	17,929

Health Care (0.3%)

Biotechnology (0.1%)

22,300 AbbVie, Inc.	2,153

Health Care Equipment (0.0%)

3,407 Diagnostic Services Holdings, Inc.(f),(h),(i)	289

Pharmaceuticals (0.2%)

16,562	Johnson & Johnson	2,095
30,900	Merck & Co., Inc.	1,819
14,607	Novartis AG	1,120
		5,034
	Total Health Care	7,476

Industrials (0.1%)

Airlines (0.1%)

23,000 United Continental Holdings, Inc.(w)	1,553

Commercial Printing (0.0%)

590 Quad/Graphics, Inc.	15

Industrial Conglomerates (0.0%)

35,316 General Electric Co.	497
Total Industrials	2,065

Information Technology (0.4%)

Data Processing & Outsourced Services (0.1%)

13,899 Automatic Data Processing, Inc.	1,641

Semiconductors (0.2%)

42,500 Intel Corp.	2,194

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)

18,500	QUALCOMM, Inc.	$944
		3,138

Systems Software (0.1%)

33,200 Microsoft Corp.	3,105
Total Information Technology	7,884

Materials (0.5%)

Commodity Chemicals (0.1%)

19,215 LyondellBasell Industries N.V.	2,031

Construction Materials (0.0%)

596 CB Paracelsus Healthcare(h),(i)—

Gold (0.2%)

245,000	Alamos Gold, Inc. "A"	1,323
56,750	Goldcorp, Inc.	754
33,650	Newmont Mining Corp.	1,322
		3,399

Paper Products (0.0%)

14,947	Clearwater Paper Corp.(w)	354
534	Resolute Forest Products, Inc.(w)	5
		359

Specialty Chemicals (0.2%)

172,882 MPM Holdings, Inc.(w)	4,841
Total Materials	10,630

Real Estate (0.1%)

REITs - Specialized (0.1%)

17,000 Crown Castle International Corp.	1,715

Telecommunication Services (0.2%)

Alternative Carriers (0.1%)

63,000 CenturyLink, Inc.	1,171

Integrated Telecommunication Services (0.1%)

50,503 AT&T, Inc.

28,650 Verizon Communications, Inc.

Total Telecommunication Services

Total Common Stocks (cost: $67,186)

PREFERRED STOCKS (4.4%)

Consumer Staples (1.7%)

Agricultural Products (1.7%)

400,000 CHS, Inc., 7.10%, cumulative redeemable, (3 mo. LIBOR + 4.30%) (a),(p),(q) 200,000 CHS, Inc., 7.87%, cumulative redeemable (p),(q)

200,000 Dairy Farmers of America, Inc., 7.88%, cumulative redeemable (d),(p) Total Consumer Staples

Energy (1.4%)

Oil & Gas Exploration & Production (0.1%)

3,800 Chesapeake Energy Corp., 5.75% (d),(p)

464Nine Point Energy Holdings, Inc., (f),(h),(i) Total Oil & Gas Exploration & Production

1,651

1,414

3,065

4,236

70,676

11,003

5,728

20,274

37,005

2,140

348

2,488

19 | USAA High Income Fund

		Market
Number		Value
of Shares	Security	(000)

Oil & Gas Storage & Transportation (1.3%)

1,127,328 NuStar Logistics, LP, 9.08%, (3 mo. LIBOR + 6.73%)(a),(k)	$28,535
Total Energy	31,023

Financials (0.8%)

Diversified Banks (0.3%)

8,000 U.S. Bancorp, 3.50%, (Higher of 3 mo. LIBOR + 1.02% or 3.50%)(a),(p)	7,429

Life & Health Insurance (0.3%)

274,059 Delphi Financial Group, Inc., 5.03%, cumulative redeemable, (3 mo. LIBOR +
3.19%)(a)	6,303

Regional Banks (0.1%)

1,515 M&T Bank Corp., 6.38%, cumulative redeemable(p)	1,534

Reinsurance (0.0%)

3,000 American Overseas Group Ltd., 5.92%, non-cumulative, (3 mo. LIBOR +
3.56%)(a),(f),(h),(i)	750

Thrifts & Mortgage Finance (0.1%)

928	Ditech Holding Corp., (p)	613
80,000	Freddie Mac (+), 8.37% (a),(p)	525
20,000	Freddie Mac (+), 6.02%, (Higher of 3 mo. LIBOR + 4.16% or 7.88%) (k),(p)	105
	Total Thrifts & Mortgage Finance	1,243
	Total Financials	17,259

Real Estate (0.3%)

REITs - Residential (0.3%)

100,000 Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative
redeemable(p)	6,475

Telecommunication Services (0.2%)

Alternative Carriers (0.2%)

200,000 Qwest Corp., 6.50%	4,258
Total Preferred Stocks (cost: $97,638)	96,020

WARRANTS (0.0%)

Energy (0.0%)

Oil & Gas Exploration & Production (0.0%)

5,500	Comstock Resources, Inc.(w)			35
8,791	Sabine & Oil Gas Holdings, Inc.(f),(q),(w)			57
1,565	Sabine Oil & Gas Holdings, Inc.(f),(w)			9
13,764	SandRidge Energy, Inc.(w)			4
5,795	SandRidge Energy, Inc.(w)			2
	Total Energy			107
	Warrants (cost: $0)			107
	Total Equity Securities (cost: $164,824)			166,803

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (3.8%)
	COMMERCIAL PAPER (3.8%)
$3,450	CNH Industrial Capital, LLC (d)	3.25%	1/07/2019	3,365
13,935	Enbridge Energy Partners (d)	2.73	5/03/2018	13,933

Portfolio of Investments | 20

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$7,970	Molex Electronic Technologies (d)	2.26%	5/18/2018 $	7,961
8,000	Molex Electronic Technologies (d)	2.35	5/21/2018	7,990
15,000	Newell Rubbermaid, Inc. (d)	2.52	5/15/2018	14,985
4,913	Newell Rubbermaid, Inc. (d)	2.52	5/18/2018	4,907
6,160	Plains All American Pipeline, LP (d)	2.90	5/09/2018	6,156
3,355	Sempra Energy Holdings (d)	2.25	5/11/2018	3,353
6,989	Sempra Energy Holdings (d)	2.32	5/24/2018	6,979
5,523	Spire, Inc. (d)	2.13	5/01/2018	5,523
6,609	Spire, Inc. (d)	2.20	5/04/2018	6,608
	Total Commercial Paper (cost: $81,767)			81,760

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)

1,034,761 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(x)
(cost: $1,035)	1,035
Total Money Market Instruments (cost: $82,802)	82,795

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (6.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (6.0%)

10,944	Federated Government Obligations Fund Institutional Class, 1.56%(x)				11
371,958	Fidelity Government Portfolio Class I, 1.58%(x)				372
3,081,400	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(x)				3,081
85,389,333	HSBC US Government Money Market Fund Class I, 1.60%(x)				85,389
33,284,141	Invesco Government & Agency Portfolio Institutional Class, 1.61%(x)				33,284
7,130,439	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.61%(x)				7,131
1,479,987	Western Asset Institutional Government Reserves Institutional Class, 1.62%(x)				1,480
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $130,748)				130,748
	Total Investments (cost: $2,265,076)				$2,281,192

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

	FUTURES (1.6%)
	SHORT FUTURES
	Equity Contracts
450	Russell 2000 Mini	06/15/2018	USD (36,028)	$(34,735)	$1,293
	Total Short Futures			$(34,735)	$1,293
	Total Futures			$(34,735)	$1,293

21 | USAA High Income Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Collateralized Mortgage Obligation	$—	$2,291	$—	$2,291
Commercial Mortgage Securities	—	22,591	—	22,591
Convertible Securities	—	3,298	715	4,013
Corporate Obligations	—	1,384,082	—	1,384,082
Eurodollar and Yankee Obligations	—	363,699	—	363,699
Exchange-Traded Funds	110,473	—	—	110,473
Foreign Government Obligations	—	3,120	—	3,120
Municipal Obligations	—	7,068	—	7,068
Preferred Bonds	—	2,989	—	2,989
U.S. Treasury Securities	520	—	—	520
Equity Securities:
Common Stocks	69,901	260	515	70,676
Preferred Stocks	—	94,922	1,098	96,020
Warrants	6	101	—	107
Money Market Instruments:
Commercial Paper	—	81,760	—	81,760
Government & U.S. Treasury Money Market
Funds	1,035	—	—	1,035
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	130,748	—	—	130,748
Futures(1)	1,293	—	—	1,293
Total	$313,976	$1,966,181	$2,328	$2,282,485

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of Investments in which significant unobservable Inputs (Level 3) were used in determining value:

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Corporate	Convertible	Common	Preferred
($ in 000s)	Obligations	Securities	Stocks	Stocks

Balance as of July 31, 2017	$290	$1,095	$ 182	$ 1,214
Purchases	–	68	871	–
Sales	(871)	–	–	–
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–
Net realized gain (loss) on investments	–	–	–	–
Change in net unrealized appreciation/(depreciation) of
investments	581	(448)	(538)	(116)
Balance as of April 30, 2018	$–	$715	$ 515	$1,098

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2017, through April 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 22

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Warrants(I)	$(39)	$39	$–
Total	$(39)	$39	$–

(I)Transferred from Level 1 to Level 2 due to the lack of a quoted price.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	April 30, 2018	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range

Equity Securities:
Common Stocks	$303	Market	Revenue Multiple(a)	0.5x - 0.7x
		Comparables
			EBITDA Multiple(a)	4.7x - 5.3x
			Discount for lack	25%
			of marketability(b)
		Last Transaction	Transaction	$0.64
		Price	Price(a)
			Comparable Discount	95%
			Adjustment(b)
Bonds:
Convertible Securities	$715	Market	Average Value Per	$56.90
		Comparables	Recoverable Ounce(a)
			Comparable Discount	40%
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

* Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, earnings per share, or average value per recoverable ounce will increase the value of the security while an increase in the discount for lack of marketability or comparable discount adjustment will decrease the value of the security.

23 | USAA High Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA High Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), High Income Fund Adviser Shares (Adviser Shares), and High Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

Notes to Portfolio of Investments | 24

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

25 | USAA High Income Fund

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 26

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are supported by the value ascribed from a prior tender offer or last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The valuation methodology applied to certain Level 3 securities changed during the year. Securities that were previously valued using original purchase price are now using last quoted price.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

27 | USAA High Income Fund

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$126,868,000	$—	$130,748,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at April 30, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Notes to Portfolio of Investments | 28

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $ 2,177,541,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 17.2% of net assets at April 30, 2018.

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

H.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

29 | USAA High Income Fund

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CMT	Constant Maturity Treasury
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate

Notes to Portfolio of Investments | 30

REITs Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2018.

(b)Stated interest rates may change slightly over time as underlying mortgages paydown.

(c)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)Securities with a value of $4,964,000 are segregated as collateral for initial margin requirements on open futures contracts.

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2018, was $2,576,000, which represented 0.1% of the Fund's net assets.

(g)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

31 | USAA High Income Fund

(h)Security was fair valued at April 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $2,452,000, which represented 0.1% of the Fund's net assets.

(i)Security was fair valued at Level 3.

(j)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(k)The security, or a portion thereof, was out on loan as of April 30, 2018.

(l)The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2018.

(m)At April 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(n)At April 30, 2018, the issuer was in default with respect to interest and/or principal payments.

(o)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(p)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(q)Restricted security that is not registered under the Securities Act of 1933.

(r)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(s)The senior loan will settle after April 30, 2018, at which time the interest rate will be determined.

(t)All of the coupon is PIK.

(u)A portion of the 7.35% coupon is PIK (6.35% cash, 1.00% PIK).

(v)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(w)Non-income-producing security.

(x)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 32

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INCOME FUND

APRIL 30, 2018

(Form N-Q)

48484-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Fund

April 30, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (97.4%)

ASSET-BACKED SECURITIES (3.8%)

Financials (3.5%)

Asset-Backed Financing (3.5%)

$9,650	AmeriCredit Automobile Receivables Trust	2.71%	9/08/2022 $	9,493
1,411	ARL First, LLC (1 mo. LIBOR + 1.75%)(a)	3.53(b)	12/15/2042	1,422
1,667	Avis Budget Rental Car Funding
	AESOP, LLC(a)	4.42	9/20/2019	1,668
3,000	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.52	2/20/2020	2,987
9,400	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96	7/20/2020	9,371
1,334	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	1,331
6,500	California Republic Auto Receivables
	Trust	2.91	12/15/2022	6,350
2,785	Centre Point Funding, LLC(a)	2.61	8/20/2021	2,757
5,789	CIT Education Loan Trust (3 mo. LIBOR +
	0.30%)(a)	2.58(b)	6/25/2042	5,250
15,000	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	15,019
3,000	Hertz Vehicle Financing II, LP(a)	2.65	7/25/2022	2,917
8,667	Hertz Vehicle Financing II, LP(a)	3.29	10/25/2023	8,516
20,000	Louisiana Environmental Facilities and
	Community Dev. Auth.	3.24	8/01/2028	19,501
2,750	MMAF Equipment Finance, LLC(a)	2.68	7/16/2027	2,651
10,000	MMAF Equipment Finance, LLC(a)	2.49	2/19/2036	9,848
3,000	Navient Student Loan Trust (1 mo. LIBOR
	+ 1.50%)	3.40(b)	8/25/2050	2,991
3,500	Navient Student Loan Trust (1 mo. LIBOR
	+ 1.15%)(a)	3.13(b)	3/25/2067	3,512
925	Nelnet Student Loan Trust (3 mo. LIBOR
	+ 0.28%)	2.53(b)	9/22/2035	837
15,625	NP SPE II, LLC	4.22	10/21/2047	15,241
8,500	OneMain Direct Auto Receivables Trust(a)	2.82	7/15/2024	8,339
1,877	Renew Financial(a)	3.22	9/22/2053	1,808
16,400	Santander Drive Auto Receivables Trust	3.39	4/15/2022	16,455
5,296	Sapphire Aviation Finance I Ltd.(a)	4.25	3/15/2040	5,314
5,000	SBA Tower Trust(a)	2.90	10/15/2044	5,003
30,000	SBA Tower Trust(a)	3.45	3/15/2048	29,803
6,204	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	6,103
5,688	SLM Student Loan Trust (3 mo. LIBOR +
	0.23%)	2.59(b)	1/25/2041	5,351
1,885	SLM Student Loan Trust (3 mo. LIBOR +
	0.30%)	2.66(b)	1/25/2041	1,794
8,754	SLM Student Loan Trust (3 mo. LIBOR +
	0.22%)	2.58(b)	1/27/2042	8,307
20,862	SLM Student Loan Trust (1 mo. LIBOR +
	1.00%)	2.90(b)	4/27/2043	20,040

1| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,623	SLM Student Loan Trust (3 mo. LIBOR +
	0.22%)	2.58%(b)	3/25/2044 $	2,492
2,113	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	2.91(b)	10/25/2065	2,023
5,740	SLM Student Loan Trust (3 mo. LIBOR +
	0.75%)	3.11(b)	10/27/2070	5,447
3,750	TCF Auto Receivables Owner Trust(a)	2.89	7/15/2021	3,732
1,143	Tesla Auto Lease Trust(a)	2.75	2/20/2020	1,137
10,000	TRIP Rail Master Funding, LLC(a)	4.08	4/15/2044	9,785
3,334	TRIP Rail Master Funding, LLC(a)	3.73	8/15/2047	3,204
2,500	VB-S1 Issuer, LLC(a)	3.41	2/15/2048	2,481
3,000	Voya Ltd. (3 mo. LIBOR + 1.60%)(a)	3.95(b)	4/17/2030	3,007
4,500	Westlake Automobile Receivables Trust(a)	6.41	5/15/2023	4,637
	Total Financials			267,924

Telecommunication Services (0.1%)

Telecommunications (0.1%)

10,000 Crown Castle Towers, LLC(a)	3.22	5/15/2042	9,920

Utilities (0.2%)

Electric Utilities (0.2%)

15,000 Hawaii Dept. of Business Economic Dev.
& Tourism	3.24	1/01/2031	14,717
Total Asset-Backed Securities (cost: $294,766)			292,561

COLLATERALIZED LOAN OBLIGATIONS (1.6%)

Financials (1.6%)

3,500	American Money Management Corp. (3
	mo. LIBOR + 1.50%)(a)	3.84(b)	10/15/2028	3,515
3,500	CIFC Funding Ltd. (3 mo. LIBOR +
	1.70%)(a)	4.06(b)	4/23/2029	3,509
2,500	Dryden Ltd. (3 mo. LIBOR + 1.01%)(a)	2.90(b)	5/15/2031	2,498
4,000	Dryden Senior Loan Fund (3 mo. LIBOR +
	2.00%)(a)	4.36(b)	7/20/2029	4,051
10,000	Dryden Senior Loan Fund (3 mo. LIBOR +
	1.10%)(a)	2.82(b)	1/15/2031	10,042
10,000	Eaton Vance Ltd. (3 mo. LIBOR +
	1.25%)(a)	3.61(b)	1/20/2030	10,008
10,000	Grippen Park Ltd. (3 mo. LIBOR +
	1.26%)(a)	3.62(b)	1/20/2030	10,035
5,000	Loomis Sayles Ltd. (3 mo. LIBOR +
	0.90%)(a)	3.25(b)	4/15/2028	5,005
5,000	Magnetite VII Ltd. (3 mo. LIBOR +
	0.80%)(a)	3.15(b)	1/15/2028	4,985
10,000	Oaktree EIF Ltd. (3 mo. LIBOR +
	2.00%)(a)	4.36(b)	10/20/2027	10,038
10,000	Octagon Investment Partners Ltd. (3 mo.
	LIBOR + 0.85%)	3.11(b)	7/15/2027	10,000
10,000	Race Point Ltd. (3 mo. LIBOR + 1.60%)(a)	3.96(b)	7/25/2028	10,023
7,000	Stewart Park Ltd. (3 mo. LIBOR +
	1.25%)(a)	3.60(b)	1/15/2030	7,043
6,500	TIAA Ltd. (3 mo. LIBOR + 1.70%)(a)	4.06(b)	7/20/2028	6,524
7,000	TIAA Ltd. (3 mo. LIBOR + 1.70%)(a)	4.06(b)	4/20/2029	7,016
9,750	Trinitas Ltd. (3 mo. LIBOR + 1.70%)	4.06(b)	10/25/2028	9,800
10,000	Trinitas Ltd. (3 mo. LIBOR + 1.32%)(a)	3.68(b)	7/25/2029	10,038
	Total Financials			124,130
	Total Collateralized Loan Obligations (cost: $123,735)			124,130

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COMMERCIAL MORTGAGE SECURITIES (6.3%)

Financials (6.3%)

Commercial Mortgage-Backed Securities (5.9%)

$2,537	Banc of America Commercial Mortgage
	Trust	5.96%(c)	7/10/2044 $	1,548
2,125	Caesars Palace Las Vegas Trust (a)	4.14	10/15/2034	2,149
10,000	Citigroup Commercial Mortgage Trust	3.36	7/10/2047	9,938
2,500	Citigroup Commercial Mortgage Trust	3.62	7/10/2047	2,518
4,000	Citigroup Commercial Mortgage Trust	3.86	7/10/2047	4,008
9,500	Citigroup Commercial Mortgage Trust	3.79(c)	9/15/2050	9,471
8,600	Commercial Mortgage Trust	3.25	10/15/2045	8,401
5,925	Commercial Mortgage Trust (a)	3.42	10/15/2045	5,889
6,000	Commercial Mortgage Trust	2.77	12/10/2045	5,851
4,000	Commercial Mortgage Trust	3.61(c)	6/10/2046	4,037
5,000	Commercial Mortgage Trust	3.80	8/10/2047	5,079
7,500	Commercial Mortgage Trust	4.08	8/10/2047	7,614
15,000	Commercial Mortgage Trust	3.90	7/10/2050	15,273
2,000	Commercial Mortgage Trust	4.29(c)	7/10/2050	2,050
11,250	Fannie Mae (+)	2.15	1/25/2023	10,809
4,834	Fannie Mae (+)	2.72(c)	11/25/2024	4,676
3,500	Fannie Mae (+)	2.88(c)	2/25/2027	3,349
2,500	Fannie Mae (+)	2.96(c)	2/25/2027	2,412
7,105	Fannie Mae (+)	3.04(c)	3/25/2028	6,883
15,000	Freddie Mac (+)	2.81	1/25/2025	14,649
10,000	Freddie Mac (+)	3.02	1/25/2025	9,885
17,000	Freddie Mac (+)	2.77	5/25/2025	16,440
8,000	Freddie Mac (+)	3.01	7/25/2025	7,885
7,000	Freddie Mac (+)	3.00	12/25/2025	6,872
12,000	Freddie Mac (+)	2.85	3/25/2026	11,534
10,000	Freddie Mac (+)	2.59	5/25/2026	9,370
20,000	Freddie Mac (+)	2.65	8/25/2026	19,032
10,000	Freddie Mac (+)	3.41	12/25/2026	10,024
9,000	Freddie Mac (+)	3.43(c)	1/25/2027	9,039
9,500	Freddie Mac (+)	3.17	3/25/2027	9,278
4,533	Freddie Mac (+)	3.24	8/25/2027	4,475
5,759	Freddie Mac (+)	3.19(c)	9/25/2027	5,662
8,766	Freddie Mac (+)	3.30(c)	11/25/2027	8,685
3,000	Freddie Mac (+)	3.65(c)	2/25/2028	3,052
7,500	Freddie Mac (+)	3.29(c)	3/25/2029	7,348
15,500	Freddie Mac (+)	3.51	4/25/2030	15,442
4,855	Freddie Mac (+)	3.12(c)	10/25/2031	4,616
4,455	Freddie Mac (+)	3.46	11/25/2032	4,391
3,500	Freddie Mac (+)	1.60	8/15/2051	3,384
2,418	GE Capital Commercial Mortgage Corp.	5.61(c)	12/10/2049	2,394
5,000	GS Mortgage Securities Corp.	3.28	2/10/2046	4,926
5,000	GS Mortgage Securities Corp. (a)	3.68	2/10/2046	4,962
4,743	GS Mortgage Securities Trust	3.38	5/10/2045	4,776
5,000	GS Mortgage Securities Trust	4.24	8/10/2046	5,205
6,000	GS Mortgage Securities Trust	3.76	7/10/2048	6,066
15,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	5.83(c)	11/15/2043	15,541
5,697	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.82(c)	5/15/2045	5,901
10,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.27	6/15/2045	10,233
9,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.44(c)	2/15/2047	9,299
4,908	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	4,944
3,200	Morgan Stanley Bank of America Merrill
	Lynch Trust	3.46	5/15/2046	3,150
2,750	Morgan Stanley Capital I Trust (a)	5.20(c)	6/15/2044	2,797
3,000	Morgan Stanley Capital I Trust	3.77	3/15/2045	3,007

3| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$7,000	Morgan Stanley Capital I Trust	4.17%(c)	5/15/2048 $	7,016
9,375	UBS Commercial Mortgage Trust	4.17	5/10/2045	9,582
15,000	UBS Commercial Mortgage Trust	4.82	5/10/2045	15,731
2,313	UBS-Barclays Commercial Mortgage
	Trust (a)	4.18	5/10/2063	2,351
6,500	WF-RBS Commercial Mortgage Trust (a)	5.40(c)	6/15/2044	6,775
5,000	WF-RBS Commercial Mortgage Trust	3.35	5/15/2045	4,919
10,000	WF-RBS Commercial Mortgage Trust	4.09(c)	6/15/2045	10,153
5,000	WF-RBS Commercial Mortgage Trust	3.24	12/15/2045	4,901
20,000	WF-RBS Commercial Mortgage Trust	3.65	12/15/2046	20,208
				457,855

Interest-Only Commercial Mortgage Backed Securities (0.4%)

36,566	Commercial Mortgage Trust (d)	2.05(c)	5/15/2045	2,232
62,321	Commercial Mortgage Trust (d)	1.95(c)	10/15/2045	3,660
66,202	Freddie Mac (+)	1.69(c)	10/25/2018	275
65,021	Freddie Mac (+)	1.63(c)	3/25/2019	597
57,650	Freddie Mac (+)	1.51(c)	1/25/2022	2,312
91,397	Freddie Mac (+)	1.56(c)	5/25/2022	4,282
69,803	Freddie Mac (+)	1.59(c)	6/25/2022	3,455
68,114	Freddie Mac (+)	0.99(c)	10/25/2022	2,199
93,172	Freddie Mac (+)	1.13(c)	11/25/2022	3,451
190,667	GS Mortgage Securities Corp. (a),(d)	0.39(c)	5/03/2032	3,291
27,521	GS Mortgage Securities Trust (d)	2.41(c)	5/10/2045	1,516
51,445	UBS Commercial Mortgage Trust (a),(d)	2.26(c)	5/10/2045	3,394
27,238	Wells Fargo Commercial Mortgage
	Trust (a),(d)	1.95(c)	10/15/2045	1,731
				32,395
	Total Financials			490,250
	Total Commercial Mortgage Securities (cost: $494,682)			490,250

CORPORATE OBLIGATIONS (47.5%)

Consumer Discretionary (2.9%)

Apparel Retail (0.1%)

10,000 L Brands, Inc.	5.63	2/15/2022	10,426

Automobile Manufacturers (0.3%)

10,000	Ford Motor Co.	4.35	12/08/2026	9,831
15,000	Hyundai Capital America (a)	3.25	9/20/2022	14,590
				24,421

Automotive Retail (0.3%)

15,048	Advance Auto Parts, Inc.	4.50	12/01/2023	15,426
5,000	AutoZone, Inc.	3.75	6/01/2027	4,832
				20,258

Broadcasting (0.3%)

15,000	Discovery Communications, LLC	3.95	3/20/2028	14,277
5,000	Sirius XM Radio, Inc. (a)	5.38	7/15/2026	4,925
				19,202

Cable & Satellite (0.9%)

5,000	CCO Holdings, LLC / CCO Holdings
	Capital Corp. (a)	5.75	2/15/2026	4,975
20,000	Charter Communications Operating, LLC /
	Charter Communications Operating
	Capital	6.38	10/23/2035	21,878
15,000	Comcast Corp.	3.90	3/01/2038	14,229
2,436	CSC Holdings, LLC (1 mo. LIBOR +
	2.25%) (e)	4.15	7/17/2025	2,433
3,000	CSC Holdings, LLC (a)	5.50	4/15/2027	2,887

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	NBCUniversal Enterprise, Inc. (a)	1.97%	4/15/2019 $	9,930
10,000 Time Warner Cable LLC		6.75	7/01/2018	10,060
				66,392

Casinos & Gaming (0.0%)

3,000 International Game Technology plc (a)	6.50	2/15/2025	3,214

Department Stores (0.1%)

3,862 J.C. Penney Co., Inc. (3 mo. LIBOR +
4.25%) (e)	6.23	6/23/2023	3,776

Home Furnishings (0.0%)

539	Serta Simmons Bedding, LLC (3 mo.
	LIBOR + 3.50%) (e)	5.29	11/08/2023	488
1,930	Serta Simmons Bedding, LLC (3 mo.
	LIBOR + 3.50%) (e)	5.81	11/08/2023	1,751
				2,239

Homebuilding (0.2%)

4,000	KB Home	7.62	5/15/2023	4,415
5,000	Lennar Corp.	4.50	11/15/2019	5,075
5,000	Lennar Corp.	4.13	1/15/2022	5,000
4,000	Lennar Corp.	4.87	12/15/2023	4,025
				18,515

Hotels, Resorts & Cruise Lines (0.2%)

5,000	Hilton Worldwide Finance, LLC / Hilton
	Worldwide Finance Corp.	4.87	4/01/2027	4,850
5,000	Hyatt Hotels Corp.	3.38	7/15/2023	4,917
3,000	Royal Caribbean Cruises Ltd.	5.25	11/15/2022	3,195
				12,962

Housewares & Specialties (0.1%)

7,500 Newell Brands, Inc.	3.85	4/01/2023	7,449

Internet & Direct Marketing Retail (0.2%)

12,000	Amazon.com, Inc. (a)	3.87	8/22/2037	11,935
4,000	QVC, Inc.	3.13	4/01/2019	4,003
				15,938

Movies & Entertainment (0.1%)

2,235	Metropolitan Opera Association, Inc.	2.14	10/01/2018	2,227
2,285	Metropolitan Opera Association, Inc.	2.40	10/01/2019	2,265
				4,492

Publishing (0.0%)

3,438 McGraw-Hill Global Education
Intermediate Holdings, LLC (1 mo.
LIBOR + 4.00%) (e)	5.90	5/04/2022	3,380

Specialty Stores (0.1%)

7,553 Harbor Freight Tools USA, Inc. (1 mo.
LIBOR + 2.50%) (e)	4.40	8/18/2023	7,595
Total Consumer Discretionary			220,259

Consumer Staples (1.9%)

Agricultural Products (0.1%)

4,000	Bunge Ltd. Finance Corp.	8.50	6/15/2019	4,231
2,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	1,838
				6,069

5| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Drug Retail (0.5%)

$11,700	CVS Health Corp.	4.30%	3/25/2028 $	11,596
6,423	CVS Pass-Through Trust	6.03	12/10/2028	6,877
3,966	CVS Pass-Through Trust (a)	7.51	1/10/2032	4,629
4,163	CVS Pass-Through Trust (a)	5.93	1/10/2034	4,519
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	9,870
				37,491

Food Retail (0.1%)

1,970	Albertson's, LLC (3 mo. LIBOR +
	3.00%) (e)	5.29	12/21/2022	1,959
4,091	Albertson's, LLC (3 mo. LIBOR +
	3.00%) (e)	4.96	6/22/2023	4,054
1,164	Aramark Services, Inc. (1 mo. LIBOR +
	2.00%) (e)	3.90	3/11/2025	1,174
				7,187

Household Products (0.2%)

4,863	Energizer Holdings, Inc. (1 mo. LIBOR +
	2.00%) (e)	3.93	6/30/2022	4,887
10,000	SC Johnson & Son, Inc. (a)	4.35	9/30/2044	10,199
				15,086

Packaged Foods & Meats (0.8%)

10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,433
4,667	General Mills, Inc.	4.55	4/17/2038	4,540
10,000	J.M. Smucker Co.	3.50	10/15/2021	10,068
5,000	J.M. Smucker Co.	4.25	3/15/2035	4,870
10,000	Kraft Heinz Foods Co.	3.50	6/06/2022	9,981
13,899	Kraft Heinz Foods Co. (a)	4.87	2/15/2025	14,468
10,000	Kraft Heinz Foods Co.	3.95	7/15/2025	9,866
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,561
				66,787

Soft Drinks (0.1%)

5,000 PepsiCo, Inc.	4.25	10/22/2044	5,157

Tobacco (0.1%)

10,000 Reynolds American, Inc.	4.00	6/12/2022	10,095
Total Consumer Staples			147,872

Energy (6.1%)

Integrated Oil & Gas (0.5%)

15,000	Chevron Corp.	2.95	5/16/2026	14,359
10,000	ConocoPhillips Co.	4.15	11/15/2034	10,149
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	9,801
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,746
				39,055

Oil & Gas Drilling (0.4%)

3,000	Nabors Industries, Inc.	9.25	1/15/2019	3,109
7,000	Nabors Industries, Inc.	4.63	9/15/2021	6,877
10,000	Noble Holding International Ltd. (f)	4.90	8/01/2020	10,075
5,000	Rowan Companies, Inc.	4.87	6/01/2022	4,650
5,000	Rowan Companies, Inc.	4.75	1/15/2024	4,313
				29,024

Oil & Gas Equipment & Services (0.5%)

20,000	Halliburton Co.	3.80	11/15/2025	19,896
15,000	Schlumberger Holdings Corp. (a)	4.00	12/21/2025	15,038

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Weatherford International, Ltd. (f)	4.50%	4/15/2022 $	4,450
				39,384

Oil & Gas Exploration & Production (1.0%)

4,605	Chesapeake Energy Corp. (a),(f)	8.00	12/15/2022	4,899
10,000	ConocoPhillips Co.	4.95	3/15/2026	10,806
7,361	Continental Resources, Inc.	5.00	9/15/2022	7,499
15,000	EOG Resources, Inc.	3.90	4/01/2035	14,560
4,000	EQT Corp.	8.12	6/01/2019	4,210
7,500	Hess Corp.	4.30	4/01/2027	7,304
5,000	Murphy Oil Corp.	5.75	8/15/2025	5,000
6,730	Newfield Exploration Co.	5.63	7/01/2024	7,167
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,206
5,000	QEP Resources, Inc. (f)	6.87	3/01/2021	5,400
2,000	Southwestern Energy Co.	6.45	1/23/2025	1,970
7,000	Southwestern Energy Co. (f)	7.50	4/01/2026	7,228
				81,249

Oil & Gas Refining & Marketing (0.5%)

14,000	EnLink Midstream Partners, LP	4.15	6/01/2025	13,581
5,000	EnLink Midstream Partners, LP	4.85	7/15/2026	5,007
10,000	Marathon Petroleum Corp.	4.75	9/15/2044	9,907
10,000	Phillips 66	4.65	11/15/2034	10,380
				38,875

Oil & Gas Storage & Transportation (3.2%)

15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	15,343
10,000	Boardwalk Pipelines, LP	4.45	7/15/2027	9,773
10,000	Buckeye Partners, LP	2.65	11/15/2018	10,002
10,000	Buckeye Partners, LP	5.60	10/15/2044	10,037
15,000	Columbia Pipeline Group, Inc.	4.50	6/01/2025	15,151
15,000	DCP Midstream Operating, LP (3 mo.
	LIBOR + 3.85%) (a),(g)	5.85	5/21/2043	14,325
9,307	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	9,674
4,000	Enbridge Energy Partners, LP (3 mo.
	LIBOR + 3.80%)	6.11(b)	10/01/2077	3,980
3,000	Energy Transfer Partners, LP	9.00	4/15/2019	3,169
7,000	Energy Transfer Partners, LP	5.20	2/01/2022	7,280
5,000	Energy Transfer Partners, LP	4.75	1/15/2026	5,002
17,010	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%)	5.38(b)	11/01/2066	14,884
7,000	Energy Transfer Partners, LP / Regency
	Energy Finance Corp.	4.50	11/01/2023	7,060
5,000	Enterprise Products Operating, LLC	3.90	2/15/2024	5,029
6,437	EQT Midstream Partners, LP	4.00	8/01/2024	6,181
14,000	EQT Midstream Partners, LP	4.12	12/01/2026	13,323
10,000	Florida Gas Transmission Co., LLC (a)	5.45	7/15/2020	10,427
7,500	MPLX, LP	4.00	2/15/2025	7,430
6,067	Northwest Pipeline, LLC	4.00	4/01/2027	5,829
10,000	ONEOK Partners, LP	4.90	3/15/2025	10,381
3,000	Plains All American Pipeline, LP / PAA
	Finance Corp.	3.85	10/15/2023	2,929
7,000	Sabine Pass Liquefaction, LLC	5.62	2/01/2021	7,352
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,641
10,000	TC PipeLines, LP	4.65	6/15/2021	10,218
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,663
10,000	Western Gas Partners, LP	5.37	6/01/2021	10,354
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,283
15,000	Williams Companies, Inc.	4.55	6/24/2024	15,019
				244,739
	Total Energy			472,326

7| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (14.4%)

Asset Management & Custody Banks (0.8%)

$10,000	Ares Capital Corp. (f)	4.88%	11/30/2018	$10,100
10,000	Ares Capital Corp.	3.50	2/10/2023	9,569
5,000	Ares Capital Corp.	4.25	3/01/2025	4,812
5,120	FS Investment Corp.	4.00	7/15/2019	5,109
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,010
4,500	Main Street Capital Corp.	4.50	12/01/2022	4,442
10,000	Prospect Capital Corp.	5.00	7/15/2019	10,097
15,000	State Street Corp. (3 mo. LIBOR + 1.00%)	3.12(b)	6/01/2077	13,635
				62,774

Consumer Finance (0.7%)

5,000	Capital One Bank USA, N.A.	3.37	2/15/2023	4,858
20,000	Capital One Financial Corp.	4.75	7/15/2021	20,797
10,000	Capital One Financial Corp.	3.75	4/24/2024	9,837
15,000	Capital One Financial Corp.	3.75	3/09/2027	14,265
				49,757

Diversified Banks (1.7%)

960	Bank of America Corp. (3 mo. LIBOR +
	3.63%)	5.99(b)	—(h)	966
4,864	Bank of America Corp.	4.00	4/01/2024	4,931
10,000	Bank of America Corp.	4.20	8/26/2024	10,026
5,000	Bank of America Corp.	3.95	4/21/2025	4,903
8,000	Bank of America Corp. (3 mo. LIBOR +
	1.51%) (g)	3.70	4/24/2028	7,701
4,383	Bank of America Corp. (a),(g)	3.42	12/20/2028	4,121
20,000	Citigroup, Inc.	4.40	6/10/2025	19,999
5,000	Citigroup, Inc.	4.45	9/29/2027	4,978
10,000	Citigroup, Inc. (3 mo. LIBOR + 1.39%) (g)	3.67	7/24/2028	9,552
20,000	J.P.Morgan Chase & Co.	2.95	10/01/2026	18,531
4,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.50%)	2.86(b)	2/01/2027	3,790
5,000	J.P.Morgan Chase & Co.	4.25	10/01/2027	4,948
5,000	U.S. Bancorp	3.10	4/27/2026	4,710
16,800	USB Realty Corp. (3 mo. LIBOR +
	1.15%) (a)	3.49(b)	—(h)	15,204
20,000	Wells Fargo & Co.	3.00	10/23/2026	18,424
				132,784

Financial Exchanges & Data (0.3%)

15,000	Intercontinental Exchange, Inc.	3.10	9/15/2027	14,129
10,000	S&P Global, Inc.	4.00	6/15/2025	10,112
				24,241

Investment Banking & Brokerage (0.1%)

10,000 Morgan Stanley	4.88	11/01/2022	10,391

Life & Health Insurance (2.0%)

20,000	Athene Global Funding (a)	3.00	7/01/2022	19,333
8,000	Athene Holding Ltd.	4.13	1/12/2028	7,503
10,000	Global Atlantic Financial Co. (a)	8.62	4/15/2021	11,270
10,000	Jackson National Life Global Funding (a)	2.50	6/27/2022	9,634
20,000	Jackson National Life Global Funding (a)	3.25	1/30/2024	19,592
10,000	Lincoln National Corp.	4.20	3/15/2022	10,266
15,000	Lincoln National Corp. (3 mo. LIBOR +
	2.36%)	4.24(b)	5/17/2066	14,513
10,000	MetLife, Inc.	4.13	8/13/2042	9,558
5,000	Nuveen Finance, LLC (a)	4.13	11/01/2024	5,022
4,000	Ohio National Financial Services, Inc. (a)	6.37	4/30/2020	4,215
5,000	Ohio National Financial Services, Inc. (a)	6.62	5/01/2031	5,806

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Primerica, Inc.	4.75%	7/15/2022 $	10,395
10,000	Prudential Financial, Inc. (3 mo. LIBOR +
	3.92%) (g)	5.63	6/15/2043	10,450
17,050	StanCorp Financial Group, Inc.	5.00	8/15/2022	17,864
				155,421

Multi-Line Insurance (1.6%)

10,000	American International Group, Inc.	3.88	1/15/2035	9,215
5,000	Assurant, Inc.	4.90	3/27/2028	5,051
11,500	Genworth Holdings, Inc. (3 mo. LIBOR +
	2.00%)	3.84(b)	11/15/2066	5,232
14,000	Hartford Financial Services Group, Inc. (3
	mo. LIBOR + 2.13%) (a)	3.96(b)	2/12/2067	13,530
25,500	Kemper Corp.	4.35	2/15/2025	25,250
10,000	Loews Corp.	2.63	5/15/2023	9,594
5,000	Loews Corp.	3.75	4/01/2026	4,998
10,000	MassMutual Global Funding II (a)	3.60	4/09/2024	10,037
10,000	MassMutual Global Funding II (a)	2.75	6/22/2024	9,547
29,505	Nationwide Mutual Insurance Co. (3 mo.
	LIBOR + 2.29%) (a)	4.41(b)	12/15/2024	29,506
				121,960

Multi-Sector Holdings (0.1%)

10,000 Berkshire Hathaway Finance Corp.	1.30	5/15/2018	9,996

Other Diversified Financial Services (0.1%)

7,250 AXA Equitable Holdings, Inc. (a)	4.35	4/20/2028	7,100

Property & Casualty Insurance (1.3%)

5,000	Allstate Corp. (3 mo. LIBOR + 2.94%) (g)	5.75	8/15/2053	5,175
10,000	AmTrust Financial Services, Inc.	6.12	8/15/2023	9,848
15,000	Chubb INA Holdings, Inc.	3.35	5/15/2024	14,821
13,086	Hanover Insurance Group, Inc.	4.50	4/15/2026	13,060
15,000	Mercury General Corp.	4.40	3/15/2027	14,721
19,300	Oil Insurance Ltd. (3 mo. LIBOR +
	2.98%) (a)	5.29(b)	—(h)	18,721
10,000	Old Republic International Corp.	3.88	8/26/2026	9,684
10,000	ProAssurance Corp.	5.30	11/15/2023	10,607
				96,637

Regional Banks (4.6%)

5,000	AmSouth Bancorp.	6.75	11/01/2025	5,668
15,000	Banc of California, Inc.	5.25	4/15/2025	15,284
5,000	Bank of the Ozarks, Inc. (3 mo. LIBOR +
	4.43%) (g)	5.50	7/01/2026	5,170
5,000	BankUnited, Inc.	4.87	11/17/2025	5,086
10,000	CIT Group, Inc.	5.25	3/07/2025	10,238
15,000	Citizens Financial Group, Inc. (a)	4.15	9/28/2022	15,084
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,340
8,000	CoBiz Financial, Inc. (3 mo. LIBOR +
	3.17%) (g)	5.62	6/25/2030	8,410
20,000	Compass Bank	3.88	4/10/2025	19,372
3,500	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	3,542
10,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%)	3.56(b)	3/01/2034	8,522
10,000	Eagle Bancorp, Inc. (3 mo. LIBOR +
	3.85%) (g)	5.00	8/01/2026	10,097
5,000	Fifth Third Bancorp	2.30	3/01/2019	4,984
10,000	Fifth Third Bank	3.85	3/15/2026	9,819
3,500	First Maryland Capital Trust I (3 mo.
	LIBOR + 1.00%)	3.35(b)	1/15/2027	3,334
10,000	First Niagara Financial Group, Inc.	7.25	12/15/2021	11,198
10,000	First Republic Bank	2.38	6/17/2019	9,930
10,000	FirstMerit Bank, N.A.	4.27	11/25/2026	9,858

9| USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,250	Fulton Financial Corp.	3.60%	3/16/2022 $	3,188
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,020
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,010
5,000	Home Bancshares, Inc. (3 mo. LIBOR +
	3.58%) (g)	5.62	4/15/2027	5,158
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,120
20,000	KeyBank, N.A.	3.40	5/20/2026	19,023
5,000	LegacyTexas Financial Group, Inc. (3 mo.
	LIBOR + 3.89%) (g)	5.50	12/01/2025	5,092
5,000	Manufacturers & Traders Trust Co.	3.40	8/17/2027	4,826
4,417	MB Financial Bank, N.A. (g)	4.00	12/01/2027	4,361
20,000	MUFG Americas Holdings Corp.	3.00	2/10/2025	19,121
10,000	MUFG Union Bank, N.A.	2.25	5/06/2019	9,941
22,685	People's United Financial, Inc.	3.65	12/06/2022	22,730
7,000	PNC Bank, N.A.	4.20	11/01/2025	7,137
10,000	PNC Financial Services Group, Inc.	2.85	11/09/2022	9,735
5,000	PNC Financial Services Group, Inc. (f)	3.15	5/19/2027	4,746
10,000	Santander Holdings USA, Inc.	2.65	4/17/2020	9,887
5,818	Santander Holdings USA, Inc.	4.40	7/13/2027	5,711
5,000	Sterling National Bank (3 mo. LIBOR +
	3.94%) (g)	5.25	4/01/2026	5,130
6,021	Susquehanna Bancshares, Inc.	5.37	8/15/2022	6,438
10,000	TCF National Bank	6.25	6/08/2022	10,568
4,062	Townebank (3 mo. LIBOR + 2.55%) (g)	4.50	7/30/2027	4,082
10,000	Union Bankshares Corp. (3 mo. LIBOR +
	3.18%) (g)	5.00	12/15/2026	10,320
5,000	Webster Financial Corp.	4.38	2/15/2024	5,023
				358,303

Reinsurance (0.1%)

10,000 Alterra Finance, LLC	6.25	9/30/2020	10,628

REITs - Health Care (0.1%)

10,000 Welltower, Inc.	6.12	4/15/2020	10,536

REITs - Mortgage (0.1%)

5,450 Starwood Property Trust, Inc. (a)	3.63	2/01/2021	5,368

REITs - Office (0.1%)

5,000 Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	5,173

REITs - Residential (0.1%)

7,000 UDR, Inc.	4.63	1/10/2022	7,216

Specialized Finance (0.2%)

15,000 National Rural Utilities Cooperative
Finance Corp. (3 mo. LIBOR +
2.91%) (g)	4.75	4/30/2043	15,320

Thrifts & Mortgage Finance (0.4%)

8,000	Astoria Financial Corp.	3.50	6/08/2020	7,968
10,000	Flagstar Bancorp, Inc.	6.12	7/15/2021	10,572
10,000	TIAA FSB Holdings, Inc.	5.75	7/02/2025	10,870
				29,410
	Total Financials			1,113,015

Health Care (2.6%)

Biotechnology (0.6%)

5,000	AbbVie, Inc.	3.20	11/06/2022	4,922
10,000	AbbVie, Inc.	3.60	5/14/2025	9,691
15,000	Baxalta, Inc.	4.00	6/23/2025	14,716
10,000	Celgene Corp.	3.90	2/20/2028	9,677

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Gilead Sciences, Inc.	3.65%	3/01/2026 $	9,900
				48,906

Health Care Equipment (0.4%)

10,000	Becton Dickinson & Co.	3.70	6/06/2027	9,490
10,000	Covidien International Finance S.A.	2.95	6/15/2023	9,740
10,000	Medtronic, Inc.	4.38	3/15/2035	10,385
2,000	Teleflex, Inc.	4.87	6/01/2026	1,982
				31,597

Health Care Facilities (0.6%)

5,000	HCA, Inc.	5.00	3/15/2024	5,069
15,000	HCA, Inc.	5.25	4/15/2025	15,225
2,500	HCA, Inc.	4.50	2/15/2027	2,400
3,900	Northwell Healthcare, Inc.	3.39	11/01/2027	3,750
10,000	Premier Health Partners	2.91	11/15/2026	9,207
8,500	SSM Health Care Corp.	3.83	6/01/2027	8,438
2,000	Tenet Healthcare Corp.	4.50	4/01/2021	1,992
1,000	Vanderbilt University Medical Center	4.17	7/01/2037	986
				47,067

Health Care Services (0.2%)

15,000 Express Scripts Holding Co.	3.40	3/01/2027	13,829

Managed Health Care (0.2%)

10,000	Cigna Corp.	3.05	10/15/2027	9,094
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	4,778
				13,872

Pharmaceuticals (0.6%)

15,000	Allergan Funding SCS	3.80	3/15/2025	14,437
20,000	Mallinckrodt International Finance S.A. (f)	4.75	4/15/2023	14,331
5,000	Mylan N.V.	3.75	12/15/2020	5,018
5,000	Mylan N.V.	3.95	6/15/2026	4,759
5,555	Mylan, Inc. (a)	4.55	4/15/2028	5,411
5,000	Valeant Pharmaceuticals International,
	Inc. (a)	6.75	8/15/2021	5,050
				49,006
	Total Health Care			204,277

Industrials (5.3%)

Aerospace & Defense (0.5%)

17,750	Arconic, Inc.	5.13	10/01/2024	18,055
10,000	Lockheed Martin Corp.	3.60	3/01/2035	9,377
10,000	Raytheon Co.	4.20	12/15/2044	10,445
				37,877

Air Freight & Logistics (0.1%)

10,000 FedEx Corp.	3.90	2/01/2035	9,540

Airlines (1.7%)

8,040	American Airlines, Inc. Pass-Through
	Trust	3.70	4/01/2028	7,931
9,053	American Airlines, Inc. Pass-Through
	Trust	4.00	3/22/2029	9,042
4,805	American Airlines, Inc. Pass-Through
	Trust	4.00	8/15/2030	4,786
10,000	American Airlines, Inc. Pass-Through
	Trust	3.60	4/15/2031	9,726
39	Continental Airlines, Inc. Pass-Through
	Trust	7.87	1/02/2020	40

11 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,771	Continental Airlines, Inc. Pass-Through
	Trust	5.50%	4/29/2022 $	1,815
7,539	Continental Airlines, Inc. Pass-Through
	Trust	4.15	10/11/2025	7,618
3,863	Continental Airlines, Inc. Pass-Through
	Trust	4.00	4/29/2026	3,892
8,033	Delta Air Lines Pass-Through Trust	3.87	1/30/2029	7,977
13,590	Hawaiian Airlines, Inc. Pass-Through
	Trust	3.90	7/15/2027	13,575
12,959	Spirit Airlines Pass Through Trust	4.10	10/01/2029	13,078
10,000	Spirit Airlines Pass Through Trust	3.38	8/15/2031	9,636
7,000	United Airlines, Inc. Pass-Through Trust	3.70	6/01/2024	6,968
4,137	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,203
17,146	United Airlines, Inc. Pass-Through Trust	3.75	3/03/2028	17,054
2,740	US Airways Group, Inc. Pass-Through
	Trust	6.25	10/22/2024	2,964
7,727	US Airways Group, Inc. Pass-Through
	Trust	3.95	5/15/2027	7,813
				128,118

Construction & Engineering (0.2%)

15,000 Sabal Trail Transmission, LLC (a)	4.68	5/01/2038	15,171

Construction Machinery & Heavy Trucks (0.2%)

4,863	Terex Corp. (2 mo. LIBOR + 2.00%) (e)	3.99	1/31/2024	4,889
10,000	Wabtec Corp.	3.45	11/15/2026	9,348
				14,237

Electrical Components & Equipment (0.5%)

15,000	Eaton Corp.	2.75	11/02/2022	14,546
10,000	Eaton Corp.	3.10	9/15/2027	9,306
10,000	Hubbell, Inc.	3.35	3/01/2026	9,656
5,000	Hubbell, Inc.	3.50	2/15/2028	4,803
				38,311

Industrial Conglomerates (0.3%)

11,842	General Electric Co. (3 mo. LIBOR +
	3.33%) (g)	5.00	—(h)	11,738
15,000	General Electric Co. / LJ VP Holdings,
	LLC (a)	3.80	6/18/2019	15,071
				26,809

Industrial Machinery (0.3%)

5,000	Hillenbrand, Inc. (f)		5.50	7/15/2020	5,237
1,500	Ingersoll-Rand Co.		9.00	8/15/2021	1,726
10,000	Snap-on, Inc.		3.25	3/01/2027	9,663
5,000	Stanley Black & Decker, Inc. (3 mo.
	LIBOR + 4.30%)	(g)	5.75	12/15/2053	5,106
					21,732

Railroads (0.9%)

8,000	Burlington Northern Santa Fe, LLC	3.75	4/01/2024	8,116
10,000	Burlington Northern Santa Fe, LLC	3.65	9/01/2025	10,067
7,000	Burlington Northern Santa Fe, LLC	3.90	8/01/2046	6,730
7,000	Kansas City Southern	3.13	6/01/2026	6,576
5,000	TTX Co. (a)	4.15	1/15/2024	5,073
10,000	TTX Co. (a)	3.60	1/15/2025	9,887
5,000	Union Pacific Corp.	7.87	1/15/2019	5,175
10,000	Union Pacific Corp.	3.38	2/01/2035	9,333
10,000	Union Pacific Corp.	4.25	4/15/2043	10,107
				71,064

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Trading Companies & Distributors (0.3%)

$10,000	Air Lease Corp.	3.63%	4/01/2027 $	9,350
10,000	ILFC E-Capital Trust I (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.55%) (a)	4.64(c)	12/21/2065	9,650
5,000	International Lease Finance Corp. (a)	7.12	9/01/2018	5,067
				24,067

Trucking (0.3%)

5,000	J.B. Hunt Transport Services, Inc.	3.85	3/15/2024	4,983
5,000	Penske Truck Leasing Co., LP / PTL
	Finance Corp. (a)	3.95	3/10/2025	4,956
5,000	Ryder System, Inc.	3.45	11/15/2021	5,003
9,412	Ryder System, Inc.	3.40	3/01/2023	9,323
				24,265
	Total Industrials			411,191

Information Technology (2.1%)

Application Software (0.1%)

7,295 Solera, LLC (1 mo. LIBOR + 2.75%) (e)	4.65	3/03/2023	7,335

Communications Equipment (0.3%)

10,000	Cisco Systems, Inc.	2.60	2/28/2023	9,720
10,000	Motorola Solutions, Inc.	4.60	2/23/2028	9,939
				19,659

Data Processing & Outsourced Services (0.1%)

5,000 Total System Services, Inc.	4.80	4/01/2026	5,208

Electronic Equipment & Instruments (0.0%)

2,604 Keysight Technologies, Inc.	4.60	4/06/2027	2,634

Electronic Manufacturing Services (0.1%)

10,000 Molex Electronic Technologies, LLC (a)	3.90	4/15/2025	9,874

Home Entertainment Software (0.1%)

7,500 Activision Blizzard	3.40	9/15/2026	7,174

Internet Software & Services (0.1%)

4,250 Verisign, Inc.	5.25	4/01/2025	4,383

IT Consulting & Other Services (0.1%)

5,000 IBM Corp.	7.63	10/15/2018	5,114

Semiconductor Equipment (0.3%)

10,000	Applied Materials, Inc.	3.30	4/01/2027	9,699
10,000	Applied Materials, Inc.	5.10	10/01/2035	11,282
				20,981

Semiconductors (0.3%)

5,000	Analog Devices, Inc.	4.50	12/05/2036	4,943
5,000	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.62	1/15/2024	4,864
7,000	QUALCOMM, Inc.	3.25	5/20/2027	6,450
10,000	QUALCOMM, Inc.	4.65	5/20/2035	9,938
				26,195

Systems Software (0.5%)

10,000	Microsoft Corp.	3.30	2/06/2027	9,815
20,000	Microsoft Corp.	4.20	11/03/2035	20,992

13 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Microsoft Corp.	3.45%	8/08/2036 $	9,574
				40,381

Technology Hardware, Storage, & Peripherals (0.1%)

7,500	Dell International, LLC / EMC Corp. (a)	4.42	6/15/2021	7,646
2,500	Dell International, LLC / EMC Corp. (a)	5.88	6/15/2021	2,578
				10,224
	Total Information Technology			159,162

Materials (2.0%)

Commodity Chemicals (0.3%)

10,000	Chevron Phillips Chemical Co., LLC /
	Chevron Phillips Chemical Co., LP (a)	3.40	12/01/2026	9,737
1,925	LYB International Finance II B.V.	3.50	3/02/2027	1,829
10,000	Westlake Chemical Corp.	3.60	8/15/2026	9,505
				21,071

Construction Materials (0.1%)

3,000 Eagle Materials, Inc.	4.50	8/01/2026	3,053

Copper (0.1%)

5,000	Freeport-McMoRan, Inc.	3.10	3/15/2020	4,956
5,000	Freeport-McMoRan, Inc. (f)	4.00	11/14/2021	5,000
				9,956

Diversified Chemicals (0.5%)

7,500	CF Industries, Inc. (a)	4.50	12/01/2026	7,522
20,000	Dow Chemical Co.	4.25	10/01/2034	19,692
10,000	E.I. du Pont de Nemours & Co.	2.80	2/15/2023	9,672
				36,886

Fertilizers & Agricultural Chemicals (0.2%)

5,000	Monsanto Co.	3.38	7/15/2024	4,858
5,000	Monsanto Co.	3.95	4/15/2045	4,428
5,000	Mosaic Co.	4.05	11/15/2027	4,736
				14,022

Metal & Glass Containers (0.2%)

3,000	Ball Corp.	5.00	3/15/2022	3,120
5,000	Ball Corp.	5.25	7/01/2025	5,169
8,696	Reynolds Group Holdings, Inc. (1 mo.
	LIBOR + 2.75%) (e)	4.65	2/05/2023	8,762
				17,051

Paper Packaging (0.3%)

5,000	Crown Americas, LLC / Crown Americas
	Capital Corp.	4.25	9/30/2026	4,644
2,000	Graphic Packaging International, LLC	4.13	8/15/2024	1,970
5,000	International Paper Co.	3.80	1/15/2026	4,882
7,500	International Paper Co.	3.00	2/15/2027	6,814
5,000	Sealed Air Corp. (a)	6.87	7/15/2033	5,600
				23,910

Specialty Chemicals (0.0%)

2,900 Sherwin-Williams Co.	3.45	6/01/2027	2,746

Steel (0.3%)

5,000	Allegheny Ludlum, LLC	6.95	12/15/2025	5,200
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	10,200

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$8,890	Worthington Industries, Inc.	4.30%	8/01/2032 $	8,443
				23,843
	Total Materials			152,538

Real Estate (2.2%)

REITs - Diversified (0.3%)

7,500	Spirit Realty, LP	4.45	9/15/2026	7,151
15,000	Washington REIT	3.95	10/15/2022	15,085
				22,236

REITs - Health Care (0.2%)

4,901	MPT Operating Partnership, LP / MPT
	Finance Corp.	5.25	8/01/2026	4,779
7,500	Physicians Realty, LP	4.30	3/15/2027	7,354
4,000	Sabra Health Care, LP	5.12	8/15/2026	3,796
				15,929

REITs - Hotel & Resort (0.0%)

5,000 Hospitality Properties Trust	4.95	2/15/2027	5,003

REITs - Office (0.5%)

5,000	Alexandria Real Estate Equities, Inc.	4.50	7/30/2029	5,016
10,000	Boston Properties, LP	3.85	2/01/2023	10,098
7,500	Columbia Property Trust Operating
	Partnership, LP	3.65	8/15/2026	6,979
5,000	Hudson Pacific Properties, LP	3.95	11/01/2027	4,704
4,444	SL Green Operating Partnership, LP	3.25	10/15/2022	4,310
5,000	VEREIT Operating Partnership, LP	3.00	2/06/2019	5,001
				36,108

REITs - Residential (0.3%)

5,000	AvalonBay Communities, Inc.	3.63	10/01/2020	5,045
5,000	AvalonBay Communities, Inc.	3.45	6/01/2025	4,872
2,679	AvalonBay Communities, Inc.	3.20	1/15/2028	2,516
9,000	ERP Operating, LP	2.85	11/01/2026	8,343
				20,776

REITs - Retail (0.5%)

7,000	Federal Realty Investment Trust	3.00	8/01/2022	6,843
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,544
1,852	Federal Realty Investment Trust	3.25	7/15/2027	1,732
5,000	National Retail Properties, Inc.	4.00	11/15/2025	4,888
5,000	Realty Income Corp.	4.12	10/15/2026	4,952
6,000	Realty Income Corp.	3.00	1/15/2027	5,487
10,000	Simon Property Group, LP	4.13	12/01/2021	10,243
				43,689

REITs - Specialized (0.4%)

10,000	Crown Castle International Corp.	5.25	1/15/2023	10,561
8,000	EPR Properties	4.75	12/15/2026	7,844
6,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.37	6/01/2023	6,075
4,377	Uniti Group, LP (1 mo. LIBOR + 3.00%) (e)	4.90	10/24/2022	4,231
				28,711
	Total Real Estate			172,452

Telecommunication Services (1.7%)

Alternative Carriers (0.2%)

10,000	CenturyLink, Inc.	5.80	3/15/2022	10,000
2,000	CenturyLink, Inc. (f)	6.75	12/01/2023	1,995

15 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Qwest Corp.	6.75%	12/01/2021 $	5,389
				17,384

Integrated Telecommunication Services (1.1%)

25,000	AT&T, Inc.	4.50	5/15/2035	23,904
10,000	AT&T, Inc.	5.25	3/01/2037	10,249
10,000	AT&T, Inc.	4.90	8/14/2037	10,138
10,000	Centel Capital Corp.	9.00	10/15/2019	10,779
10,000	Frontier Communications Corp.	11.00	9/15/2025	7,725
8,909	Frontier Communications Corp.	7.87	1/15/2027	5,011
10,000	Verizon Communications, Inc.	4.40	11/01/2034	9,707
5,000	Verizon Communications, Inc.	4.13	8/15/2046	4,387
				81,900

Wireless Telecommunication Services (0.4%)

4,605	Grain Spectrum Funding II, LLC (a)	3.29	10/10/2034	4,612
9,625	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	3.36	3/20/2023	9,614
19,500	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	4.74	3/20/2025	19,744
				33,970
	Total Telecommunication Services			133,254

Utilities (6.3%)

Electric Utilities (3.6%)

5,000	Atlantic City Electric Co.	3.38	9/01/2024	4,898
15,000	Cleco Corporate Holdings, LLC	3.74	5/01/2026	14,071
5,000	Cleveland Electric Illuminating Co. (i)	8.87	11/15/2018	5,157
5,000	Delmarva Power & Light Co.	4.15	5/15/2045	5,056
7,000	Duke Energy Carolinas, LLC	3.88	3/15/2046	6,885
10,000	Duke Energy Indiana, LLC	3.75	5/15/2046	9,459
10,000	Duke Energy Progress, Inc.	4.15	12/01/2044	10,188
3,500	Duquesne Light Holdings, Inc. (a)	5.90	12/01/2021	3,749
4,000	Entergy Arkansas, Inc.	3.05	6/01/2023	3,909
7,000	Entergy Louisiana, LLC	4.95	1/15/2045	7,085
5,000	Entergy Mississippi, Inc.	3.25	12/01/2027	4,812
10,000	Entergy Texas, Inc.	2.55	6/01/2021	9,768
15,000	Entergy Texas, Inc.	3.45	12/01/2027	14,544
3,500	FirstEnergy Corp. (i)	3.90	7/15/2027	3,431
5,000	Georgia Power Co.	3.25	4/01/2026	4,789
10,000	Gulf Power Co.	3.30	5/30/2027	9,604
7,500	ITC Holdings Corp. (a)	3.35	11/15/2027	7,064
3,168	Mississippi Power Co.	4.25	3/15/2042	3,044
10,000	Monongahela Power Co. (a)	4.10	4/15/2024	10,255
5,000	Nevada Power Co.	7.12	3/15/2019	5,184
4,000	NextEra Energy Capital Holdings, Inc. (3
	mo. LIBOR + 2.13%)	4.25(b)	6/15/2067	3,940
5,000	Oglethorpe Power Corp.	6.10	3/15/2019	5,148
5,000	Oncor Electric Delivery Co., LLC	3.75	4/01/2045	4,779
15,000	Pacific Gas & Electric Co.	2.95	3/01/2026	13,854
5,000	Potomac Electric Power Co.	4.15	3/15/2043	5,071
26,130	PPL Capital Funding, Inc. (3 mo. LIBOR +
	2.67%)	4.97(b)	3/30/2067	26,198
10,000	Public Service Electric & Gas Co.	3.80	3/01/2046	9,711
5,000	South Carolina Electric & Gas Co.	5.30	5/15/2033	5,366
5,000	South Carolina Electric & Gas Co.	4.10	6/15/2046	4,615
10,000	Southern California Edison Co. (3 mo.
	LIBOR + 4.20%) (g)	6.25	—(h)	10,625
10,000	Southern Co.	3.25	7/01/2026	9,413
5,000	System Energy Resources, Inc.	4.10	4/01/2023	5,036

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Tri-State Generation & Transmission
	Association, Inc.	4.70%	11/01/2044 $	10,235
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.25	6/01/2046	9,558
10,000	Xcel Energy, Inc.	3.30	6/01/2025	9,717
				276,218

Gas Utilities (0.8%)

4,000	Atmos Energy Corp.	8.50	3/15/2019	4,194
10,000	Atmos Energy Corp.	4.13	10/15/2044	10,183
10,000	National Fuel Gas Co.	4.90	12/01/2021	10,344
10,000	National Fuel Gas Co.	5.20	7/15/2025	10,315
10,000	National Fuel Gas Co.	3.95	9/15/2027	9,583
7,000	Southern Co. Gas Capital Corp.	3.25	6/15/2026	6,634
11,880	Spire, Inc.	3.54	2/27/2024	11,625
				62,878

Independent Power Producers & Energy Traders (0.3%)

5,000	AES Corp.	4.87	5/15/2023	5,056
10,000	AES Corp.	5.50	4/15/2025	10,275
4,863	Calpine Corp. (3 mo. LIBOR + 2.50%) (e)	4.81	1/15/2024	4,890
				20,221

Multi-Utilities (1.2%)

5,000	Ameren Illinois Co.	9.75	11/15/2018	5,185
15,000	Berkshire Hathaway Energy Co.	4.50	2/01/2045	15,572
5,000	Black Hills Corp.	5.88	7/15/2020	5,274
10,000	Black Hills Corp.	4.25	11/30/2023	10,161
10,000	Consumers Energy Co.	3.95	7/15/2047	10,035
15,000	Northern States Power Co.	4.00	8/15/2045	15,134
20,000	Northern States Power Co.	3.60	5/15/2046	18,831
15,000	WEC Energy Group, Inc. (3 mo. LIBOR +
	2.11%)	3.95(b)	5/15/2067	14,945
				95,137

Oil & Gas Storage & Transportation (0.1%)

5,000 ONEOK, Inc.	4.25	2/01/2022	5,097

Renewable Energy (0.0%)

1,000 NextEra Energy Operating Partners, LP (a)	4.25	9/15/2024	968

Water Utilities (0.3%)

10,000	American Water Capital Corp.	2.95	9/01/2027	9,383
15,000	Aquarion Co. (a)	4.00	8/15/2024	15,422
				24,805
	Total Utilities			485,324
	Total Corporate Obligations (cost: $3,697,484)			3,671,670

EURODOLLAR AND YANKEE OBLIGATIONS (17.4%)

Consumer Discretionary (0.4%)

Automobile Manufacturers (0.2%)

10,000	American Honda Finance Corp. (a)	7.63	10/01/2018	10,218
5,000	Daimler Finance, N.A., LLC (a)	2.25	7/31/2019	4,959
				15,177

Publishing (0.1%)

10,000 Pearson Funding Four plc (a),(f)	3.75	5/08/2022	9,789

17 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Restaurants (0.1%)

$4,450 1011778 B.C. Unlimited Liability Co. (1
mo. LIBOR + 2.25%) (e)	4.15%	2/16/2024 $	4,468
Total Consumer Discretionary			29,434

Consumer Staples (1.4%)

Brewers (0.3%)

20,000	Anheuser-Busch InBev Finance, Inc.	4.70	2/01/2036	20,662
6,500	Anheuser-Busch InBev Worldwide, Inc.	4.37	4/15/2038	6,444
				27,106

Distillers & Vintners (0.4%)

10,000	Bacardi Ltd. (a)	4.70	5/15/2028	9,967
7,500	Becle S.A. de C.V. (a)	3.75	5/13/2025	7,307
10,000	Pernod Ricard S.A. (a),(f)	4.25	7/15/2022	10,281
				27,555

Packaged Foods & Meats (0.1%)

2,970	JBS USA, LLC (3 mo. LIBOR + 2.50%) (e)	4.68	10/30/2022	2,972
4,000	Kerry Group Financial Services (a)	3.20	4/09/2023	3,923
5,000	Smithfield Foods, Inc. (a)	4.25	2/01/2027	4,889
				11,784

Tobacco (0.6%)

5,000	BAT Capital Corp. (a)	4.39	8/15/2037	4,809
20,000	BAT International Finance plc (a)	3.95	6/15/2025	19,754
20,000	Imperial Brands Finance plc (a)	4.25	7/21/2025	20,069
				44,632
	Total Consumer Staples			111,077

Energy (1.2%)

Integrated Oil & Gas (0.8%)

15,000	BP Capital Markets plc	3.59	4/14/2027	14,807
5,000	BP Capital Markets plc	3.28	9/19/2027	4,803
10,000	BP Capital Markets plc	3.72	11/28/2028	9,975
4,000	Husky Energy, Inc.	7.25	12/15/2019	4,248
10,000	Petrobras Global Finance B.V.	6.12	1/17/2022	10,583
6,000	Petroleos Mexicanos	5.37	3/13/2022	6,227
10,000	Shell International Finance B.V.	3.63	8/21/2042	9,299
				59,942

Oil & Gas Drilling (0.1%)

5,000 Noble Holding International Ltd. (f)	7.95	4/01/2025	4,500

Oil & Gas Exploration & Production (0.1%)

4,500	Aker BP ASA (a)	5.88	3/31/2025	4,680
5,000	Woodside Finance Ltd. (a)	8.75	3/01/2019	5,234
				9,914

Oil & Gas Storage & Transportation (0.2%)

6,000	APT Pipelines Ltd. (a)	4.25	7/15/2027	5,888
12,124	TransCanada PipeLines Ltd. (3 mo.
	LIBOR + 2.21%) (f)	4.05(b)	5/15/2067	11,715
				17,603
	Total Energy			91,959

Financials (7.1%)

Diversified Banks (5.6%)

15,000 ABN AMRO Bank N.V. (a)	4.75	7/28/2025	15,219

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	ABN AMRO Bank N.V. (a)	4.80%	4/18/2026 $	10,177
10,000	Australia & New Zealand Banking Group
	Ltd. (a)	4.40	5/19/2026	9,930
7,500	Bank of Montreal	3.80(c)	12/15/2032	7,074
10,000	Bank of Nova Scotia	4.50	12/16/2025	10,097
5,000	Banque Federative du Credit Mutuel
	S.A. (a),(f)	2.70	7/20/2022	4,840
12,300	Barclays Bank plc	4.84	5/09/2028	11,965
10,000	BBVA Bancomer S.A. (a),(f)	4.37	4/10/2024	10,050
5,000	BNP Paribas S.A. (3 mo. LIBOR +
	1.29%) (a),(g)	7.19	—(h)	5,500
5,000	BNP Paribas S.A. (a)	4.37	9/28/2025	4,970
10,000	BNP Paribas S.A. (a)	4.37	5/12/2026	9,893
4,000	BNP Paribas S.A. (a)	4.62	3/13/2027	4,012
9,200	BPCE S.A. (a)	3.00	5/22/2022	8,960
9,524	BPCE S.A. (a)	3.50	10/23/2027	8,921
10,000	BPCE S.A. (a)	3.25	1/11/2028	9,324
3,437	Canadian Imperial Bank of Commerce (a)	7.26	4/10/2032	3,946
5,000	Caribbean Development Bank (a)	4.38	11/09/2027	5,206
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,169
16,903	Cooperatieve Rabobank U.A.	3.95	11/09/2022	16,885
8,000	Cooperatieve Rabobank U.A. (5 yr.
	Semi-Annual Swap + 1.89%)	4.00(b)	4/10/2029	7,817
14,286	Credit Agricole S.A. (a)	3.25	10/04/2024	13,601
15,000	Credit Agricole S.A. (a)	4.13	1/10/2027	14,808
10,000	Credit Suisse Group Funding Ltd.	4.55	4/17/2026	10,132
5,000	HBOS plc (a)	6.75	5/21/2018	5,011
15,000	HSBC Bank plc (6 mo. LIBOR + 0.25%)	2.13(b)	—(h)	13,158
10,000	HSBC Holdings plc	3.90	5/25/2026	9,893
5,000	HSBC Holdings plc	4.38	11/23/2026	4,966
14,100	ING Groep N.V.	3.95	3/29/2027	13,900
25,000	Lloyds Banking Group plc	3.75	1/11/2027	23,960
5,000	Lloyds Banking Group plc (g)	3.57	11/07/2028	4,667
20,000	Mizuho Financial Group, Inc.	3.17	9/11/2027	18,790
5,000	National Australia Bank Ltd.	3.00	1/20/2023	4,891
11,000	Nordea Bank AB (a)	4.87	5/13/2021	11,382
20,000	Royal Bank of Canada	4.65	1/27/2026	20,395
10,000	Royal Bank of Scotland Group plc	6.12	12/15/2022	10,613
7,000	Royal Bank of Scotland Group plc	3.88	9/12/2023	6,892
5,000	Royal Bank of Scotland Group plc	4.80	4/05/2026	5,108
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	4,904
20,000	Santander UK plc (a)	5.00	11/07/2023	20,577
5,000	Santander UK plc	4.00	3/13/2024	5,050
7,500	Standard Chartered plc (a),(g)	4.87	3/15/2033	7,499
7,500	Swedbank AB (a)	2.65	3/10/2021	7,390
10,000	Toronto-Dominion Bank (5 yr.
	Semi-Annual Swap + 2.21%)	3.63(b)	9/15/2031	9,480
10,000	Westpac Banking Corp. (5 yr.
	Semi-Annual Swap + 2.24%)	4.32(b)	11/23/2031	9,810
				431,832

Diversified Capital Markets (0.3%)

21,400	Credit Suisse Group AG (a)	3.57	1/09/2023	21,124
4,445	Credit Suisse Group AG (a),(g)	3.87	1/12/2029	4,231
				25,355

Life & Health Insurance (0.1%)

6,000 Great-West Life & Annuity Insurance
Capital, LP (3 mo. LIBOR + 2.54%) (a)	4.39(b)	5/16/2046	6,030

Other Diversified Financial Services (0.2%)

5,500 ING Bank N.V. (5 yr. Semi-Annual Swap +
2.70%)	4.13(b)	11/21/2023	5,529

19 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	ORIX Corp.	3.70%	7/18/2027 $	9,665
				15,194

Property & Casualty Insurance (0.5%)

20,000	QBE Capital Funding III Ltd. (3 mo.
	LIBOR + 4.05%) (a)	7.25(b)	5/24/2041	21,875
7,500	Suncorp-Metway Ltd. (a)	2.80	5/04/2022	7,278
5,000	XLIT Ltd. (3 mo. LIBOR + 2.46%) (f)	4.81(b)	—(h)	5,006
5,000	XLIT Ltd.	4.45	3/31/2025	4,988
				39,147

Thrifts & Mortgage Finance (0.4%)

20,000	Nationwide Building Society (a)	4.00	9/14/2026	19,041
12,000	Nationwide Building Society (a)	4.12(c)	10/18/2032	11,274
				30,315
	Total Financials			547,873

Government Securities (0.1%)

Foreign Government (0.1%)

10,000 Italy Government International Bond	5.38	6/15/2033	11,586

Health Care (0.3%)

Pharmaceuticals (0.3%)

10,000	GlaxoSmithKline Capital, Inc.	4.20	3/18/2043	10,081
15,000	Teva Pharmaceutical Finance
	Netherlands III B.V.	3.15	10/01/2026	11,977
500	Teva Pharmaceutical Finance
	Netherlands III B.V. (a)	6.75	3/01/2028	495
	Total Health Care			22,553

Industrials (3.3%)

Aerospace & Defense (0.1%)

3,000	DAE Funding, LLC (a)	5.00	8/01/2024	2,899
5,000	Rolls-Royce plc (a)	3.62	10/14/2025	4,954
				7,853

Agriculture & Farm Machinery (0.3%)

15,000	CNH Industrial N.V.	4.50	8/15/2023	15,244
5,000	CNH Industrial N.V.	3.85	11/15/2027	4,786
				20,030

Airlines (1.1%)

4,106	Air Canada Pass-Through Trust (a)	5.37	11/15/2022	4,201
20,647	Air Canada Pass-Through Trust (a)	4.13	11/15/2026	20,843
8,879	Air Canada Pass-Through Trust (a)	3.60	9/15/2028	8,614
5,566	Air Canada Pass-Through Trust (a)	3.75	6/15/2029	5,499
16,476	British Airways Pass-Through Trust (a)	4.62	12/20/2025	17,000
4,107	British Airways Pass-Through Trust (a)	3.80	3/20/2033	4,102
3,021	Latam Airlines Pass-Through Trust	4.20	8/15/2029	2,901
8,008	Turkish Airlines Pass-Through Trust (a)	4.20	9/15/2028	7,588
1,263	Virgin Australia Pass-Through Trust (a)	6.00	4/23/2022	1,287
3,804	Virgin Australia Pass-Through Trust (a)	5.00	4/23/2025	3,894
10,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	9,926
				85,855

Airport Services (0.4%)

10,000	Heathrow Funding Ltd. (a)	4.87	7/15/2023	10,492
15,000	Sydney Airport Finance Co. Proprietary
	Ltd. (a)	3.90	3/22/2023	15,007

Portfolio of Investments | 20

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Sydney Airport Finance Co.
	Proprietary Ltd.	3.63%	4/28/2026 $	9,634
				35,133

Diversified Support Services (0.1%)

5,500 Brambles USA, Inc. (a)	4.13	10/23/2025	5,541

Industrial Conglomerates (1.1%)

7,500	CK Hutchison International Ltd. (a)	2.75	10/03/2026	6,842
10,000	CK Hutchison International Ltd. (a)	3.50	4/05/2027	9,587
10,000	CK Hutchison International Ltd. (a)	3.25	9/29/2027	9,390
5,000	Hutchison Whampoa International 11
	Ltd. (a)	4.62	1/13/2022	5,178
10,000	Hutchison Whampoa International 14
	Ltd. (a)	3.62	10/31/2024	9,847
20,000	Siemens Financieringsmaatschappij
	N.V. (a)	3.25	5/27/2025	19,569
10,000	Siemens Financieringsmaatschappij
	N.V. (a)	3.40	3/16/2027	9,743
12,250	Smiths Group plc (a)	3.63	10/12/2022	12,074
				82,230

Railroads (0.1%)

12,000 Canadian National Railway Co.	2.75	3/01/2026	11,320

Trading Companies & Distributors (0.1%)

7,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.63	7/01/2022	7,173
Total Industrials			255,135

Information Technology (0.1%)

Electronic Manufacturing Services (0.1%)

4,800 Tyco Electronics Group S.A.	3.13	8/15/2027	4,548

Internet Software & Services (0.0%)

3,000 Tencent Holdings Ltd. (a)	3.92	1/19/2038	2,835
Total Information Technology			7,383

Materials (2.1%)

Commodity Chemicals (0.1%)

10,000 Braskem Finance Ltd.	6.45	2/03/2024	10,780

Construction Materials (0.3%)

3,462	Boral Finance Proprietary Ltd. (a)	3.75	5/01/2028	3,306
2,250	Cemex SAB de CV (a),(f)	7.75	4/16/2026	2,473
10,000	Holcim U.S. Finance Sarl & Cie SCS (a)	6.00	12/30/2019	10,419
4,000	Votorantim Cimentos S.A.	7.25	4/05/2041	4,373
				20,571

Diversified Metals & Mining (0.4%)

2,500	Anglo American Capital plc (a)	3.75	4/10/2022	2,479
5,000	Anglo American Capital plc (a)	4.87	5/14/2025	5,078
6,667	Anglo American Capital plc (a)	4.00	9/11/2027	6,290
5,000	Glencore Funding, LLC (a)	4.13	5/30/2023	4,987
15,000	Glencore Funding, LLC (a)	4.00	3/27/2027	14,325
				33,159

Fertilizers & Agricultural Chemicals (0.1%)

10,000	Nutrien Ltd.	3.00	4/01/2025	9,358
2,000	Yara International ASA (a)	7.88	6/11/2019	2,096
				11,454

21 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Gold (0.4%)

$15,000	Goldcorp, Inc.	3.70%	3/15/2023 $	14,781
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,475
2,000	Kinross Gold Corp. (a)	4.50	7/15/2027	1,885
				27,141

Metal & Glass Containers (0.1%)

1,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (a)	4.25	9/15/2022	996
7,500	CCL Industries, Inc. (a)	3.25	10/01/2026	6,894
2,500	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer, LLC / Reynolds Group
	Issuer Lu (a)	5.12	7/15/2023	2,519
				10,409

Paper Packaging (0.0%)

2,726 Klockner-Pentaplast of America, Inc. (1
mo. LIBOR + 4.25%) (e)	6.15	6/30/2022	2,596

Paper Products (0.1%)

5,000 Amcor Finance USA, Inc. (a)	3.63	4/28/2026	4,753

Precious Metals & Minerals (0.2%)

13,000 Fresnillo plc (a)	5.50	11/13/2023	13,601

Specialty Chemicals (0.1%)

10,000 Air Liquide Finance S.A. (a)	3.50	9/27/2046	9,157

Steel (0.3%)

10,000	ArcelorMittal	6.50	2/25/2022	10,825
5,000	Vale Overseas Ltd.	4.37	1/11/2022	5,061
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,527
				21,413
	Total Materials			165,034

Real Estate (0.4%)

REITs - Retail (0.4%)

5,000	Scentre Group Trust (a)	2.38	4/28/2021	4,835
10,000	Scentre Group Trust (a)	3.25	10/28/2025	9,481
20,000	WEA Finance, LLC / Westfield UK &
	Europe Finance plc (a)	3.75	9/17/2024	19,685
	Total Real Estate			34,001

Telecommunication Services (0.2%)

Integrated Telecommunication Services (0.2%)

15,000 Deutsche Telekom International Finance
B.V. (a)	3.60	1/19/2027	14,489

Utilities (0.8%)

Electric Utilities (0.8%)

5,000	Comision Federal de Electricidad (a)	4.75	2/23/2027	4,987
5,000	EDP Finance B.V. (a)	5.25	1/14/2021	5,223
25,000	Electricite de France S.A. (10 wk. LIBOR
	+ 3.71%) (a)	5.25(b)	—(h)	25,160
6,000	Emera U.S. Finance, LP	3.55	6/15/2026	5,710
5,000	Enel Finance International N.V. (a)	3.62	5/25/2027	4,731
10,000	Fortis, Inc.	3.06	10/04/2026	9,189

Portfolio of Investments | 22

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,500	Transelec S.A. (a)	3.87%	1/12/2029 $	3,343
	Total Utilities			58,343
	Total Eurodollar and Yankee Obligations (cost: $1,355,425)			1,348,867

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)

CAD15,000	Province of Alberta	2.55	12/15/2022	11,690
20,000	Province of Ontario	2.85	6/02/2023	15,767
	Total Foreign Government Obligations (cost: $34,595)			27,457
	MUNICIPAL OBLIGATIONS (8.5%)
	Arizona (0.0%)
$3,500	School Facilities Board	2.38	9/01/2019	3,492
	California (0.8%)
5,000	Industry Public Facilities Auth. (INS -
	Assured Guaranty Municipal Corp.)	3.47	1/01/2021	5,042
5,000	Industry Public Facilities Auth. (INS -
	Assured Guaranty Municipal Corp.)	3.82	1/01/2022	5,085
1,250	Las Virgenes Unified School District	5.54	8/01/2025	1,361
850	Placentia Yorba Linda Unified School
	District	5.40	8/01/2021	899
5,000	Port of Oakland	4.50	5/01/2030	5,238
11,700	Port of Oakland	4.50	5/01/2032	12,195
4,250	Riverside CCD	3.49	8/01/2023	4,265
3,000	Riverside CCD	3.61	8/01/2024	3,009
10,000	San Jose Redev. Agency Successor
	Agency	3.12	8/01/2028	9,546
5,250	San Marcos Redev. Agency Successor
	Agency	4.02	10/01/2025	5,378
6,500	San Marcos Redev. Agency Successor
	Agency	4.47	10/01/2029	6,659
2,000	Torrance Unified School District	5.52	8/01/2021	2,136
2,590	Vista Redevelopment Agency (INS -
	Assured Guaranty Municipal Corp.)	4.12	9/01/2030	2,642
				63,455
	Colorado (0.1%)
5,000	El Paso County	4.47	10/01/2035	5,131
	Connecticut (0.3%)
1,000	Mashantucket (Western) Pequot Tribe(j)	7.35(k)	7/01/2026	155
5,000	State	3.23	1/15/2025	4,761
3,845	Town of Hamden	4.93	8/15/2030	3,869
10,000	Town of Stratford	5.75	8/15/2030	10,907
				19,692
	Florida (0.7%)
3,250	City of Jacksonville	2.00	10/01/2019	3,214
3,000	City of Jacksonville	2.37	10/01/2020	2,956
10,000	Community Health Network, Inc.	4.24	5/01/2025	10,202
9,200	Liberty County (Put Date 5/7/2018)(i),(l)	1.85	10/01/2028	9,200
8,250	Miami-Dade County Aviation	2.70	10/01/2026	7,704
10,000	Miami-Dade County School Board (INS -
	Assured Guaranty Municipal Corp.)	5.38	5/01/2031	10,789
6,000	Palm Beach County School District	5.40	8/01/2025	6,626
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,758
				53,449
	Georgia (0.1%)
5,000	Appling County Dev. Auth. (Put Date
	4/1/2020)(l)	2.40	1/01/2038	4,955
2,000	Atlanta & Fulton County Recreation Auth.	3.80	12/15/2037	1,961

23 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,500	Atlanta & Fulton County Recreation Auth.	4.01%	12/15/2046 $	1,490
				8,406

Hawaii (0.4%)

1,250	City and County of Honolulu	2.51	11/01/2022	1,226
5,000	City and County of Honolulu	2.51	11/01/2022	4,904
900	City and County of Honolulu	2.81	11/01/2023	888
730	City and County of Honolulu	2.91	11/01/2024	718
680	City and County of Honolulu	3.06	11/01/2025	668
775	City and County of Honolulu	3.16	11/01/2026	761
625	City and County of Honolulu	3.27	11/01/2027	624
690	City and County of Honolulu	3.37	11/01/2028	691
3,000	Department of Budget and Finance	3.25	1/01/2025	3,023
7,235	Department of Budget and Finance	3.10	5/01/2026	7,179
7,000	State	2.80	10/01/2027	6,655
				27,337

Idaho (0.1%)

2,500	State Building Auth.	3.78	9/01/2030	2,520
2,120	State Building Auth.	3.93	9/01/2031	2,145
2,000	State Building Auth.	3.98	9/01/2032	2,026
				6,691

Illinois (0.6%)

2,750	Art Institute of Chicago	3.23	3/01/2022	2,723
6,500	Chicago Midway International Airport	5.00	1/01/2025	7,212
8,000	Chicago Midway International Airport	5.00	1/01/2026	8,832
5,000	Chicago O'Hare International Airport	5.00	1/01/2021	5,344
6,500	City of Chicago Wastewater Transmission	5.84	1/01/2035	7,319
2,025	Finance Auth.	3.55	8/15/2029	1,965
3,000	Finance Auth.	3.60	8/15/2030	2,910
5,570	State	5.00	8/01/2019	5,707
4,500	Winnebago & Boone County School
	District No. 205	3.80	12/01/2026	4,398
				46,410

Indiana (0.3%)

4,955	Finance Auth.	4.36	7/15/2029	5,135
4,260	Finance Auth.	4.53	7/15/2031	4,392
1,500	Finance Auth.	3.62	7/01/2036	1,460
9,520	Indiana Bond Bank	2.13	7/15/2019	9,476
5,000	University of Notre Dame	3.44	2/15/2045	4,787
				25,250

Kansas (0.1%)

10,000 Dev. Finance Auth.	4.73	4/15/2037	10,563

Kentucky (0.1%)

1,000	Economic Development Finance Auth.
	(INS - Assured Guaranty Municipal
	Corp.)	3.62	12/01/2025	977
2,335	Economic Development Finance Auth.	3.72	12/01/2026	2,272
1,985	Economic Development Finance Auth.	3.82	12/01/2027	1,933
1,000	Economic Development Finance Auth.	3.92	12/01/2028	976
1,500	Economic Development Finance Auth.	4.02	12/01/2029	1,471
1,300	Economic Development Finance Auth.	4.12	12/01/2030	1,283
				8,912

Maine (0.3%)

17,000	Eastern Maine Healthcare Systems	5.02	7/01/2036	16,650
5,000	Maine Municipal Bond Bank	4.25	6/01/2023	5,187
				21,837

Portfolio of Investments | 24

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Maryland (0.1%)

$2,290	EDC	4.05%	6/01/2027 $	2,234
2,390	EDC	4.15	6/01/2028	2,322
2,495	EDC	4.25	6/01/2029	2,420
1,325	EDC	4.35	6/01/2030	1,284
1,385	EDC	4.40	6/01/2031	1,341
				9,601

Massachusetts (0.1%)

4,250 Boston Medical Center Corp.	4.52	7/01/2026	4,319

Minnesota (0.1%)

10,000 City of Rochester (Put Date 11/15/2021)(l)	4.50	11/15/2038	10,796

Mississippi (0.2%)

1,800	State	2.83	12/01/2024	1,758
2,000	State	3.02	12/01/2025	1,962
10,000	State	3.73	10/01/2032	9,969
				13,689

New Jersey (1.0%)

2,525	Atlantic City	4.23	9/01/2025	2,504
2,415	Atlantic City	4.29	9/01/2026	2,393
5,000	EDA	2.42	6/15/2018	4,996
10,000	EDA	5.57	6/15/2018	10,021
14,310	EDA	4.45	6/15/2020	14,615
7,300	EDA (PRE)	5.25	9/01/2022	7,918
2,700	EDA	5.25	9/01/2022	2,860
2,500	EDA	5.70	6/15/2030	2,758
3,000	Educational Facilities Auth.	4.02	7/01/2039	2,952
6,080	Princeton Theological Seminary	4.10	7/01/2023	6,256
500	South Jersey Port Corp.	5.00	1/01/2025	545
1,000	South Jersey Port Corp.	5.00	1/01/2026	1,100
1,000	South Jersey Port Corp.	5.00	1/01/2027	1,107
500	South Jersey Port Corp.	5.00	1/01/2028	557
5,000	Transportation Trust Fund Auth.	1.76	12/15/2018	4,967
5,000	Transportation Trust Fund Auth. (INS -
	AMBAC Assurance Corp.)	5.25	12/15/2022	5,504
3,320	Transportation Trust Fund Auth.	5.50	12/15/2022	3,641
				74,694

New Mexico (0.0%)

1,250	Sandoval County	2.32	6/01/2019	1,247
1,000	Sandoval County	2.73	6/01/2020	994
				2,241

New York (0.7%)

5,000	Energy Research & Dev. Auth. (Put Date
	5/1/2020)(l)	2.38	7/01/2026	4,998
2,500	Horace Mann School	3.27	7/01/2027	2,402
10,000	Long Island Power Auth.	5.25	5/01/2022	10,484
2,500	Long Island Power Auth.	3.98	9/01/2025	2,481
2,500	Long Island Power Auth.	4.13	9/01/2026	2,493
7,000	MTA (ETM)	1.47	7/01/2018	6,992
5,000	New York City Transitional Finance Auth.	5.00	2/01/2035	5,336
10,825	New York City Water & Sewer	5.25	6/15/2040	11,207
6,500	NYU Langone Hospitals	4.17	7/01/2037	6,456
600	Town of Oyster Bay	3.55	2/01/2019	599
1,830	Town of Oyster Bay	3.80	2/01/2020	1,828
1,500	Town of Oyster Bay	3.95	2/01/2021	1,498
				56,774

25 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

North Carolina (0.1%)

$ 5,000 City of Kannapolis7.28% 3/01/2027 $ 5,328

Ohio (0.3%)

10,000	Cleveland Public Power	5.50	11/15/2038	10,244
15,000	Mercy Health	3.38	11/01/2025	14,498
				24,742

Oklahoma (0.2%)

10,250	Development Finance Auth.	5.45	8/15/2028	10,761
1,365	Development Finance Auth.	5.88	8/01/2037	1,408
				12,169

Pennsylvania (0.4%)

5,045	Commonwealth Financing Auth.	3.86	6/01/2038	4,941
1,375	Economic Development Finance Auth.	3.20	11/15/2027	1,313
10,000	IDA(a)	3.56	7/01/2024	9,671
10,000	Philadelphia School District	5.06	9/01/2042	10,553
1,625	Public School Building Auth. (INS - Build
	America Mutual Assurance Co.)	2.84	12/01/2019	1,619
1,300	Public School Building Auth. (INS - Build
	America Mutual Assurance Co.)	4.08	12/01/2023	1,324
3,625	Scranton School District (Put Date
	6/15/2019)(l)	4.12	6/15/2034	3,582
				33,003

South Carolina (0.1%)

10,000 Public Service Auth.	4.77	12/01/2045	10,543

Tennessee (0.2%)

2,000	Jackson Energy Auth.	2.90	4/01/2022	1,968
2,745	Jackson Energy Auth.	3.05	4/01/2023	2,698
3,915	Jackson Energy Auth.	3.20	4/01/2024	3,849
8,000	Metropolitan Nashville & Davidson County
	Health & Educational Board	4.05	7/01/2026	8,186
				16,701

Texas (1.0%)

7,000	Baylor Scott & White Holdings	3.09	11/15/2025	6,697
20,000	Baylor Scott & White Holdings	2.65	11/15/2026	18,338
1,550	City of Austin CCD	6.76	8/01/2030	1,890
2,000	City of Austin CCD	6.91	8/01/2035	2,601
5,000	City of Houston Combined Utility System	5.00	11/15/2033	5,342
9,000	Colony Local Dev. Corp. (INS - Berkshire
	Hathaway Assurance Corp.)	4.38	10/01/2033	9,536
12,570	Dallas-Fort Worth International Airport
	Facilities	4.00	11/01/2021	13,070
2,265	Dallas-Fort Worth International Airport
	Facilities	4.44	11/01/2021	2,336
2,000	McLennan County Public Facility Corp.	3.90	6/01/2029	2,038
3,000	North Texas Tollway Auth. (PRE)	5.00	9/01/2031	3,274
1,700	Nueces County Port of Corpus Christi
	Auth.	3.29	12/01/2023	1,680
1,500	Nueces County Port of Corpus Christi
	Auth.	3.39	12/01/2024	1,472
1,000	Nueces County Port of Corpus Christi
	Auth.	3.49	12/01/2025	978
4,305	Pedernales Electric Cooperative, Inc.(a)	5.95	11/15/2022	4,507
				73,759

Portfolio of Investments | 26

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Washington (0.1%)

$10,000 State (PRE)	5.25%	2/01/2036 $	10,864
Total Municipal Obligations (cost: $648,221)			659,848

PREFERRED BONDS (0.1%)

Financials (0.1%)

Property & Casualty Insurance (0.1%)

5,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR +
	2.98%) (a) (cost: $5,000)	5.33(b)	—(h)	4,981
	U.S. GOVERNMENT AGENCY ISSUES (1.1%)(m)
	Agency Sponsored Mortgage-Backed (0.1%)
2,913	Government National Mortgage Assn. I	5.00	8/15/2033	3,137
49	Government National Mortgage Assn. I	6.00	8/15/2028	55
44	Government National Mortgage Assn. I	6.00	9/15/2028	49
113	Government National Mortgage Assn. I	6.00	9/15/2028	126
1,195	Government National Mortgage Assn. I	6.00	9/15/2028	1,345
215	Government National Mortgage Assn. I	6.00	10/15/2028	241
120	Government National Mortgage Assn. I	6.00	1/15/2029	134
16	Government National Mortgage Assn. I	6.00	1/15/2029	17
183	Government National Mortgage Assn. I	6.00	1/15/2029	204
223	Government National Mortgage Assn. I	6.00	1/15/2033	252
5	Government National Mortgage Assn. I	6.50	6/15/2023	5
132	Government National Mortgage Assn. I	6.50	7/15/2023	147
3	Government National Mortgage Assn. I	6.50	7/15/2023	4
22	Government National Mortgage Assn. I	6.50	9/15/2023	24
118	Government National Mortgage Assn. I	6.50	10/15/2023	133
65	Government National Mortgage Assn. I	6.50	10/15/2023	73
15	Government National Mortgage Assn. I	6.50	10/15/2023	16
159	Government National Mortgage Assn. I	6.50	12/15/2023	178
62	Government National Mortgage Assn. I	6.50	12/15/2023	69
29	Government National Mortgage Assn. I	6.50	1/15/2024	33
42	Government National Mortgage Assn. I	6.50	2/15/2024	47
47	Government National Mortgage Assn. I	6.50	4/15/2026	53
225	Government National Mortgage Assn. I	6.50	5/15/2028	252
450	Government National Mortgage Assn. I	6.50	10/15/2031	504
26	Government National Mortgage Assn. I	7.00	5/15/2023	28
23	Government National Mortgage Assn. I	7.00	5/15/2023	24
20	Government National Mortgage Assn. I	7.00	5/15/2023	20
13	Government National Mortgage Assn. I	7.00	5/15/2023	13
50	Government National Mortgage Assn. I	7.00	6/15/2023	53
65	Government National Mortgage Assn. I	7.00	6/15/2023	68
10	Government National Mortgage Assn. I	7.00	8/15/2023	10
9	Government National Mortgage Assn. I	7.00	8/15/2023	10
58	Government National Mortgage Assn. I	7.00	8/15/2023	61
10	Government National Mortgage Assn. I	7.00	8/15/2023	10
31	Government National Mortgage Assn. I	7.00	9/15/2023	32
12	Government National Mortgage Assn. I	7.00	1/15/2026	13
21	Government National Mortgage Assn. I	7.00	3/15/2026	22
6	Government National Mortgage Assn. I	7.00	3/15/2026	7
140	Government National Mortgage Assn. I	7.00	10/15/2027	156
256	Government National Mortgage Assn. I	7.00	6/15/2029	277
126	Government National Mortgage Assn. I	7.00	6/15/2029	135
19	Government National Mortgage Assn. I	7.00	7/15/2029	19
215	Government National Mortgage Assn. I	7.00	8/15/2031	242
70	Government National Mortgage Assn. I	7.00	7/15/2032	77
62	Government National Mortgage Assn. I	7.50	7/15/2023	65
130	Government National Mortgage Assn. I	7.50	6/15/2026	139
57	Government National Mortgage Assn. I	7.50	6/15/2026	61
77	Government National Mortgage Assn. I	7.50	7/15/2026	82
82	Government National Mortgage Assn. I	7.50	5/15/2027	87
136	Government National Mortgage Assn. I	7.50	2/15/2028	152

27 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

97	Government National Mortgage Assn. I	7.50%	12/15/2028 $	110
74	Government National Mortgage Assn. I	7.50	8/15/2029	83
487	Government National Mortgage Assn. II	5.50	4/20/2033	534
457	Government National Mortgage Assn. II	6.00	8/20/2032	511
338	Government National Mortgage Assn. II	6.00	9/20/2032	378
160	Government National Mortgage Assn. II	6.50	8/20/2031	179
				10,756

Mortgage-Backed Pass-Through Securities (0.8%)

8,872	Fannie Mae (+)	2.50	2/01/2028	8,698
1,563	Fannie Mae (+)	5.00	6/01/2033	1,679
334	Fannie Mae (+)	5.50	7/01/2021	343
1,991	Fannie Mae (+)	5.50	9/01/2035	2,193
819	Fannie Mae (+)	5.50	10/01/2035	890
250	Fannie Mae (+)	5.50	1/01/2036	273
850	Fannie Mae (+)	5.50	4/01/2036	931
914	Fannie Mae (+)	5.50	2/01/2037	998
648	Fannie Mae (+)	5.50	3/01/2037	703
423	Fannie Mae (+)	5.50	11/01/2037	460
1,199	Fannie Mae (+)	5.50	5/01/2038	1,309
768	Fannie Mae (+)	6.00	5/01/2036	857
589	Fannie Mae (+)	6.00	6/01/2036	654
860	Fannie Mae (+)	6.00	8/01/2037	954
218	Fannie Mae (+)	6.50	4/01/2031	243
4	Fannie Mae (+)	6.50	7/01/2031	5
388	Fannie Mae (+)	6.50	3/01/2032	433
9	Fannie Mae (+)	7.00	10/01/2022	10
5	Fannie Mae (+)	7.00	3/01/2023	6
10,264	Freddie Mac (+)	3.50	5/01/2042	10,279
11,987	Freddie Mac (+)	3.50	6/01/2046	11,941
4,276	Freddie Mac (+)	3.50	8/01/2046	4,275
9,045	Freddie Mac (+)	3.50	5/01/2047	8,998
110	Freddie Mac (+)	5.00	6/01/2020	111
415	Freddie Mac (+)	5.00	1/01/2021	425
460	Freddie Mac (+)	5.50	11/01/2020	472
183	Freddie Mac (+)	5.50	12/01/2020	187
691	Freddie Mac (+)	5.50	12/01/2035	760
525	Freddie Mac (+)	5.50	4/01/2036	574
				59,661

Other U.S. Government Securities (0.2%)

8,362	Totem Ocean Trailer Express, Inc., Title XI	6.36	4/15/2028	9,189
4,956	Washington Aircraft 1 Co. (NBGA -
	Export-Import Bank of the
	United States)	2.64	9/15/2026	4,866
				14,055
	Total U.S. Government Agency Issues (cost: $82,542)			84,472

U.S. TREASURY SECURITIES (10.7%)

Bonds (4.9%)(n)

$12,950	2.25%, 8/15/2046	10,890
59,433	2.38%, 1/15/2025	66,008
70,000	2.50%, 2/15/2045	62,464
60,000	2.50%, 2/15/2046	53,348
40,000	2.75%, 8/15/2042	37,798
10,000	2.75%, 11/15/2042	9,440
10,000	2.75%, 8/15/2047	9,335
22,000	2.75%, 11/15/2047 (f)	20,532
10,000	2.88%, 11/15/2046	9,584
25,000	3.00%, 11/15/2044	24,607
5,000	3.00%, 11/15/2045	4,916
5,000	3.00%, 2/15/2048	4,908
5,000	3.37%, 5/15/2044	5,258
30,000	3.87%, 8/15/2040	34,023

Portfolio of Investments | 28

Principal		Market
Amount		Value
(000)	Security	(000)

$20,000	4.25%, 11/15/2040	$23,910
		377,021

Notes (5.8%)(n)

20,000	1.63%, 8/15/2022	19,095
20,000	1.63%, 11/15/2022	19,031
50,000	1.63%, 2/15/2026	45,505
25,000	2.00%, 2/15/2022	24,366
10,000	2.00%, 2/15/2023	9,654
80,000	2.00%, 2/15/2025	75,598
10,000	2.25%, 11/15/2024	9,622
5,000	2.25%, 11/15/2025	4,776
10,000	2.25%, 2/15/2027	9,472
10,000	2.25%, 8/15/2027	9,446
10,000	2.25%, 11/15/2027	9,430
5,000	2.38%, 1/31/2023	4,911
10,000	2.38%, 5/15/2027	9,560
5,000	2.50%, 5/15/2024	4,900
5,000	2.50%, 1/31/2025	4,881
25,000	2.62%, 8/15/2020	25,047
55,000	2.62%, 11/15/2020	55,059
5,000	2.75%, 2/15/2028	4,922
5,000	3.37%, 11/15/2019	5,072
45,000	3.50%, 5/15/2020	45,875
50,000	3.62%, 2/15/2020	51,012
		447,234
	Total U.S. Treasury Securities (cost: $840,328)	824,255
	Total Bonds (cost: $7,576,778)	7,528,491

Number
of Shares

	EQUITY SECURITIES (1.6%)
	COMMON STOCKS (0.5%)
	Consumer Staples (0.0%)
	Household Products (0.0%)
24,000	Kimberly-Clark Corp.	2,485
	Energy (0.1%)
	Integrated Oil & Gas (0.1%)
23,780	Chevron Corp.	2,975
55,000	Royal Dutch Shell plc ADR "A"	3,845
	Total Energy	6,820
	Financials (0.2%)
	Asset Management & Custody Banks (0.0%)
202,000	Prospect Capital Corp.(f)	1,281
	Consumer Finance (0.0%)
24,649	Synchrony Financial	817
	Diversified Banks (0.1%)
50,000	Bank of Montreal	3,797
25,000	Canadian Imperial Bank of Commerce	2,176
		5,973
	Regional Banks (0.0%)
126,414	Regions Financial Corp.	2,364

29 | USAA Income Fund

		Market
Number		Value
of Shares	Security	(000)

REITs - Mortgage (0.1%)

89,000	AGNC Investment Corp.	$1,684
135,632	Annaly Capital Management, Inc.	1,407
18,213	Granite Point Mortgage Trust, Inc.	303
199,850	MFA Financial, Inc.	1,503
96,100	Two Harbors Investment Corp.	1,466
		6,363
	Total Financials	16,798

Health Care (0.0%)

Pharmaceuticals (0.0%)

44,920 Merck & Co., Inc.	2,644

Industrials (0.0%)

Industrial Conglomerates (0.0%)

55,835 General Electric Co.	786

Information Technology (0.1%)

Semiconductors (0.1%)

63,943	Intel Corp.	3,301
18,500	QUALCOMM, Inc.	943
	Total Information Technology	4,244

Telecommunication Services (0.0%)

Integrated Telecommunication Services (0.0%)

44,050	AT&T, Inc.	1,441
21,000	Verizon Communications, Inc.	1,036
	Total Telecommunication Services	2,477

Utilities (0.1%)

Electric Utilities (0.0%)

27,500 Southern Co.	1,268

Multi-Utilities (0.1%)

44,000	CMS Energy Corp.	2,076
15,200	Dominion Energy, Inc.	1,012
		3,088
	Total Utilities	4,356
	Total Common Stocks (cost: $32,235)	40,610

PREFERRED STOCKS (1.1%)

Consumer Staples (0.3%)

Agricultural Products (0.3%)

200,000	CHS, Inc., 7.87%, cumulative redeemable (h),(i)	5,728
172,520	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable (a),(h)	17,489
	Total Consumer Staples	23,217

Financials (0.1%)

Diversified Banks (0.0%)

40,000 Citigroup Capital XIII, 8.73%, (3 mo. LIBOR + 6.37%)(b)	1,078

Regional Banks (0.1%)

10,800 M&T Bank Corp., 6.37%, cumulative redeemable	10,935
Total Financials	12,013

Portfolio of Investments | 30

		Market
Number		Value
of Shares	Security	(000)

Real Estate (0.6%)

REITs - Industrial (0.3%)

344,500 Prologis, Inc., 8.54%$ 21,122

REITs - Residential (0.3%)

142,500	Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative
	redeemable	9,227
250,000	Mid-America Apartment Communities, Inc., 8.50% (h)	16,031
	Total REITs - Residential	25,258
	Total Real Estate	46,380

Utilities (0.1%)

Electric Utilities (0.1%)

200,000	Entergy Texas, Inc., 5.63%			5,111
	Total Preferred Stocks (cost: $74,037)			86,721
	Total Equity Securities (cost: $106,272)			127,331

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.1%)
	COMMERCIAL PAPER (0.1%)
$4,665	Ei Du Pont De Nemours (a) (cost: $4,662)	2.17%	5/10/2018	4,662

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
2,065,905	State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(o)
	(cost: $2,066)			2,066
	Total Money Market Instruments (cost: $6,728)			6,728
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (1.1%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
49,020	Federated Government Obligations Fund Institutional Class, 1.56%(o)			49
461,262	Fidelity Government Portfolio Class I, 1.58%(o)			461
11,434,737	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(o)			11,435
28,288,646	HSBC US Government Money Market Fund Class I, 1.60%(o)			28,289
22,109,803	Invesco Government & Agency Portfolio Institutional Class, 1.61%(o)			22,110
10,727,311	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.61%(o)			10,727
9,508,746	Western Asset Institutional Government Reserves Institutional Class, 1.62%(o)			9,509
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $82,580)			82,580
	Total Investments (cost: $7,772,358)			$ 7,745,130

31 | USAA Income Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$292,561	$—	$292,561
Collateralized Loan Obligations	—	124,130	—	124,130
Commercial Mortgage Securities	—	490,250	—	490,250
Corporate Obligations	—	3,671,670	—	3,671,670
Eurodollar and Yankee Obligations	—	1,348,867	—	1,348,867
Foreign Government Obligations	—	27,457	—	27,457
Municipal Obligations	—	659,848	—	659,848
Preferred Bonds	—	4,981	—	4,981
U.S. Government Agency Issues	—	84,472	—	84,472
U.S. Treasury Securities	824,255	—	—	824,255
Equity Securities:
Common Stocks	40,610	—	—	40,610
Preferred Stocks	—	86,721	—	86,721
Money Market Instruments:
Commercial Paper	—	4,662	—	4,662
Government & U.S. Treasury Money Market
Funds	2,066	—	—	2,066
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	82,580	—	—	82,580
Total	$949,511	$6,795,619	$—	$7,745,130

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 32

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), Income Fund Adviser Shares (Adviser Shares), and Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

33 | USAA Income Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 34

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include debt securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

35 | USAA Income Fund

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$80,679,000	$—	$82,580,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were 7,729,545,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Notes to Portfolio of Investments | 36

Investments in foreign securities were 19.6% of net assets at April 30, 2018.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

G.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments

37 | USAA Income Fund

generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD	Canadian Dollar
CCD	Community College District
CMT	Constant Maturity Treasury
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity

Notes to Portfolio of Investments | 38

REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
Title XI	The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive
terms.The guarantee carries the full faith and credit of the U.S. government.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2018, was $15,824,000, which represented 0.2% of the Fund's net assets.

(e)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(f)The security, or a portion thereof, was out on loan as of April 30, 2018.

39 | USAA Income Fund

(g)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(h)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)Restricted security that is not registered under the Securities Act of 1933.

(j)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(k)A portion of the 7.35% coupon is PIK (6.35% cash, 1.00% PIK).

(l)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 40

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INCOME STOCK FUND

APRIL 30, 2018

(Form N-Q)

48490-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Stock Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (98.1%)

COMMON STOCKS (98.1%)

Consumer Discretionary (6.2%)

Advertising (0.5%)

175,215 Omnicom Group, Inc.$ 12,906

Auto Parts & Equipment (0.6%)

259,590 Magna International, Inc.	15,316

Automobile Manufacturers (0.2%)

334,876 Daimler AG ADR	6,579

Cable & Satellite (0.2%)

194,110 Comcast Corp. "A"	6,093

Casinos & Gaming (0.7%)

252,601 Las Vegas Sands Corp.	18,523

Distributors (0.4%)

114,948 Genuine Parts Co.	10,152

Home Furnishings (0.3%)

189,324 Leggett & Platt, Inc.	7,677

Home Improvement Retail (1.1%)

167,412 Home Depot, Inc.	30,938

Hotels, Resorts & Cruise Lines (0.3%)

131,089 Carnival Corp.	8,267

Movies & Entertainment (0.2%)

69,203 Time Warner, Inc.	6,560

Restaurants (1.7%)

191,776	Brinker International, Inc.(a)	8,360
215,895	McDonald's Corp.	36,149
		44,509
	Total Consumer Discretionary	167,520

Consumer Staples (10.6%)

Agricultural Products (0.2%)

61,100 Bunge Ltd.	4,413

Brewers (0.7%)

98,821	Anheuser-Busch InBev S.A. ADR	9,890
110,843	Molson Coors Brewing Co. "B"	7,896
		17,786

1| USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)

Drug Retail (0.2%)

97,354 CVS Health Corp.$ 6,798

Food Distributors (0.3%)

127,400 Sysco Corp.	7,968

Household Products (2.0%)

90,316	Colgate-Palmolive Co.	5,891
174,769	Kimberly-Clark Corp.	18,096
428,266	Procter & Gamble Co.	30,981
		54,968

Hypermarkets & Super Centers (1.5%)

453,334 Walmart, Inc.	40,102

Packaged Foods & Meats (0.8%)

226,965	Campbell Soup Co.	9,255
215,235	Kraft Heinz Co.	12,135
		21,390

Personal Products (0.9%)

420,828 Unilever N.V.	24,038

Soft Drinks (1.1%)

154,242	Coca-Cola Co.	6,665
239,281	Coca-Cola European Partners plc	9,380
150,106	PepsiCo, Inc.	15,151
		31,196

Tobacco (2.9%)

530,532	Altria Group, Inc.	29,768
461,671	British American Tobacco plc ADR	25,217
285,001	Philip Morris International, Inc.	23,370
		78,355
	Total Consumer Staples	287,014

Energy (8.7%)

Integrated Oil & Gas (5.2%)

377,764	Exxon Mobil Corp.	29,371
749,626	Occidental Petroleum Corp.	57,916
770,414	Royal Dutch Shell plc ADR "A"	53,852
		141,139

Oil & Gas Equipment & Services (1.2%)

243,552	Halliburton Co.	12,906
282,730	Schlumberger Ltd.	19,384
		32,290

Oil & Gas Exploration & Production (0.8%)

309,294 ConocoPhillips	20,259

Oil & Gas Storage & Transportation (1.5%)

612,278	Enterprise Products Partners, LP(a)	16,433
150,723	Magellan Midstream Partners, LP(a)	9,922
541,535	Williams Companies, Inc.	13,934
		40,289
	Total Energy	233,977

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Financials (16.6%)

Asset Management & Custody Banks (1.4%)

418,483	Bank of New York Mellon Corp.	$22,812
29,910	BlackRock, Inc.	15,598
		38,410

Consumer Finance (0.5%)

450,313 Synchrony Financial	14,937

Diversified Banks (5.4%)

1,600,000	Bank of America Corp.	47,872
112,603	Commonwealth Bank of Australia ADR	6,076
487,692	J.P.Morgan Chase & Co.	53,051
656,234	U.S. Bancorp	33,107
121,986	Wells Fargo & Co.	6,338
		146,444

Financial Exchanges & Data (1.3%)

222,468 CME Group, Inc.	35,079

Insurance Brokers (1.1%)

310,831	Arthur J. Gallagher & Co.	21,755
112,603	Marsh & McLennan Companies, Inc.	9,177
		30,932

Investment Banking & Brokerage (0.5%)

282,950 Morgan Stanley	14,606

Life & Health Insurance (0.5%)

274,469 MetLife, Inc.	13,084

Multi-Line Insurance (0.5%)

524,894 Allianz SE ADR	12,419

Property & Casualty Insurance (3.0%)

116,020	Allstate Corp.	11,349
207,860	Chubb Ltd.	28,200
361,430	Progressive Corp.	21,791
62,166	Travelers Companies, Inc.	8,181
195,360	XL Group Ltd.	10,860
		80,381

Regional Banks (2.4%)

544,300	Fifth Third Bancorp	18,054
1,119,159	KeyCorp	22,294
41,639	M&T Bank Corp.	7,589
467,419	People's United Financial, Inc.	8,549
52,770	PNC Financial Services Group, Inc.	7,684
		64,170
	Total Financials	450,462

Health Care (10.8%)

Biotechnology (2.0%)

298,948	AbbVie, Inc.	28,864
52,782	Amgen, Inc.	9,209
201,390	Gilead Sciences, Inc.	14,546
		52,619

3| USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)

Health Care Equipment (1.7%)

238,719	Abbott Laboratories	$13,877
389,265	Medtronic plc	31,192
		45,069

Managed Health Care (0.9%)

104,693 UnitedHealth Group, Inc.	24,749

Pharmaceuticals (6.2%)

223,748	AstraZeneca plc ADR	7,950
438,495	Johnson & Johnson	55,465
791,539	Merck & Co., Inc.	46,598
1,604,015	Pfizer, Inc.	58,723
		168,736
	Total Health Care	291,173

Industrials (12.2%)

Aerospace & Defense (4.3%)

84,540	Boeing Co.	28,199
46,917	General Dynamics Corp.	9,445
80,418	Lockheed Martin Corp.	25,801
97,463	Raytheon Co.	19,974
272,457	United Technologies Corp.	32,736
		116,155

Agriculture & Farm Machinery (0.3%)

60,401 Deere & Co.	8,174

Air Freight & Logistics (0.8%)

184,881 United Parcel Service, Inc. "B"	20,984

Airlines (0.1%)

68,420 Delta Air Lines, Inc.	3,573

Building Products (0.8%)

602,487 Johnson Controls International plc	20,406

Commercial Printing (0.3%)

123,746 Deluxe Corp.	8,481

Construction Machinery & Heavy Trucks (0.2%)

104,310 PACCAR, Inc.	6,641

Electrical Components & Equipment (1.7%)

420,433	Eaton Corp. plc	31,545
215,235	Emerson Electric Co.	14,294
		45,839

Environmental & Facilities Services (1.3%)

336,282	Republic Services, Inc.	21,751
161,866	Waste Management, Inc.	13,158
		34,909

Industrial Conglomerates (1.1%)

104,978	3M Co.	20,407
66,271	Honeywell International, Inc.	9,588
		29,995

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

Industrial Machinery (0.7%)

56,200	Parker-Hannifin Corp.	$9,252
77,500	Stanley Black & Decker, Inc.	10,973
		20,225

Railroads (0.6%)

270,240 CSX Corp.	16,050
Total Industrials	331,432

Information Technology (13.8%)

Communications Equipment (1.8%)

1,114,805 Cisco Systems, Inc.	49,375

Data Processing & Outsourced Services (0.7%)

60,406	Automatic Data Processing, Inc.	7,133
195,882	Paychex, Inc.	11,864
		18,997

Semiconductors (5.6%)

136,648	Analog Devices, Inc.	11,936
42,288	Broadcom, Inc.	9,702
933,445	Cypress Semiconductor Corp.	13,609
552,243	Intel Corp.	28,507
449,654	Maxim Integrated Products, Inc.	24,506
80,933	Microchip Technology, Inc.(a)	6,771
488,486	QUALCOMM, Inc.	24,918
301,971	Texas Instruments, Inc.	30,629
		150,578

Systems Software (3.3%)

655,828	Microsoft Corp.	61,333
604,216	Oracle Corp.	27,595
		88,928

Technology Hardware, Storage, & Peripherals (2.4%)

152,646	Apple, Inc.	25,226
1,324,700	HP, Inc.	28,468
160,685	Western Digital Corp.	12,660
		66,354
	Total Information Technology	374,232

Materials (2.9%)

Diversified Chemicals (1.3%)

563,074 DowDuPont, Inc.	35,609

Fertilizers & Agricultural Chemicals (0.6%)

60,960	Monsanto Co.	7,643
163,039	Nutrien Ltd.	7,423
		15,066

Gold (0.3%)

1,698,720 Tahoe Resources, Inc.	8,545

Paper Packaging (0.4%)

241,627 Bemis Co., Inc.	10,455

Steel (0.3%)

90,903 Reliance Steel & Aluminum Co.	7,992
Total Materials	77,667

5| USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)

Real Estate (1.7%)

REITs - Health Care (0.6%)

287,372 Welltower, Inc.$ 15,357

REITs - Industrial (0.1%)

123,800 Duke Realty Corp.	3,355

REITs - Office (0.1%)

21,900 Boston Properties, Inc.	2,659

REITs - Residential (0.1%)

39,900 Equity Residential	2,462

REITs - Retail (0.1%)

13,500 Simon Property Group, Inc.	2,111

REITs - Specialized (0.7%)

371,824	Iron Mountain, Inc.	12,620
39,880	Public Storage	8,047
		20,667
	Total Real Estate	46,611

Telecommunication Services (4.2%)

Alternative Carriers (0.3%)

392,937 CenturyLink, Inc.(a)	7,301

Integrated Telecommunication Services (1.9%)

944,644	AT&T, Inc.	30,890
421,674	Verizon Communications, Inc.	20,810
		51,700

Wireless Telecommunication Services (2.0%)

430,900	Rogers Communications, Inc. "B"	20,343
1,184,890	Vodafone Group plc ADR	34,847
		55,190
	Total Telecommunication Services	114,191

Utilities (10.4%)

Electric Utilities (6.8%)

195,882	American Electric Power Co., Inc.	13,708
462,690	Duke Energy Corp.	37,089
101,500	Edison International	6,650
224,619	Entergy Corp.	18,327
214,649	Eversource Energy	12,933
369,905	Exelon Corp.	14,678
272,123	FirstEnergy Corp.(a)	9,361
256,875	Great Plains Energy, Inc.	8,407
146,874	NextEra Energy, Inc.	24,074
118,467	Pinnacle West Capital Corp.	9,536
709,575	PPL Corp.	20,649
203,506	Southern Co.	9,386
		184,798

Multi-Utilities (3.6%)

371,824	Ameren Corp.	21,796
146,618	Black Hills Corp.	8,310
216,995	CMS Energy Corp.	10,240
199,401	Dominion Energy, Inc.	13,272
353,643	NiSource, Inc.	8,625
69,320	Sempra Energy	7,750

Portfolio of Investments | 6

				Market
Number				Value
of Shares	Security			(000)

110,257	Vectren Corp.			$7,748
298,515	WEC Energy Group, Inc.			19,189
				96,930
	Total Utilities			281,728
	Total Common Stocks (cost: $2,041,340)			2,656,007
	Total Equity Securities (cost: $2,041,340)			2,656,007

Principal
Amount		Coupon	Maturity
(000)		Rate	Date

	MONEY MARKET INSTRUMENTS (1.8%)
	COMMERCIAL PAPER (0.9%)
$1,500	Ameren Illinois Co.	2.20%	5/02/2018	1,500
5,176	Interstate Power and Light Co.	2.15	5/03/2018	5,175
12,000	Southern Co Gas Capital Corp.(b)	2.20	5/04/2018	11,998
7,000	Verizon Communications, Inc.(b)	2.15	5/07/2018	6,998
	Total Commercial Paper (cost: $25,671)			25,671

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)
23,495,116	State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(c)
	(cost: $23,495)			23,495
	Total Money Market Instruments (cost: $49,166)			49,166
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (1.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)
18,023	Federated Government Obligations Fund Institutional Class, 1.56%(c)			18
128,977	Fidelity Government Portfolio Class I, 1.58%(c)			129
12,026,796	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(c)			12,027
1,959,102	HSBC US Government Money Market Fund Class I, 1.60%(c)			1,959
11,992,360	Invesco Government & Agency Portfolio Institutional Class, 1.61%(c)			11,992
87,840	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.61%(c)			88
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $26,213)			26,213
	Total Investments (cost: $2,116,719)			$2,731,386

7| USAA Income Stock Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 2,656,007	$—	$—	$ 2,656,007
Money Market Instruments:
Commercial Paper	—	25,671	—	25,671
Government & U.S. Treasury Money Market
Funds	23,495	—	—	23,495
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	26,213	—	—	26,213
Total	$2,705,715	$25,671	$—	$2,731,386

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 8

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Income Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Stock Fund Shares (Fund Shares), Income Stock Fund Institutional Shares (Institutional Shares), and Income Stock Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

9| USAA Income Stock Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 10

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

11 | USAA Income Stock Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$40,096,000	$14,744,000	$26,213,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,707,339,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 9.0% of net assets at April 30, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

Notes to Portfolio of Investments | 12

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of April 30, 2018.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(c)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

13 | USAA Income Stock Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA INTERMEDIATE-TERM BOND FUND

APRIL 30, 2018

(Form N-Q)

48483-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Intermediate-Term Bond Fund

April 30, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (97.2%)

ASSET-BACKED SECURITIES (1.3%)

Financials (0.9%)

Asset-Backed Financing (0.9%)

$2,855	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75%	7/20/2020	$2,849
2,000	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	2,002
2,316	Hertz Vehicle Financing II, LP	3.95	9/25/2019	2,315
1,000	Hertz Vehicle Financing II, LP(a)	2.65	7/25/2022	972
4,333	Hertz Vehicle Financing II, LP(a)	3.29	10/25/2023	4,257
5,875	NP SPE II, LLC	4.22	10/21/2047	5,730
2,648	Sapphire Aviation Finance I Ltd.(a)	4.25	3/15/2040	2,657
3,102	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	3,052
2,200	SLM Student Loan Trust (3 mo. LIBOR +
	0.22%)	2.58(b)	1/25/2041	2,057
2,500	SLM Student Loan Trust (1 mo. LIBOR +
	1.00%)	2.90(b)	4/27/2043	2,402
845	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	2.91(b)	10/25/2065	809
286	Tesla Auto Lease Trust(a)	2.75	2/20/2020	285
914	Trinity Rail Leasing, LP (INS - AMBAC
	Assurance Corp.)(a)	5.27	8/14/2027	924
2,382	Trinity Rail Leasing, LP(a)	5.90	5/14/2036	2,467
3,333	TRIP Rail Master Funding, LLC(a)	3.73	8/15/2047	3,203
	Total Financials			35,981

Utilities (0.4%)

Electric Utilities (0.4%)

15,000 Hawaii Dept. of Business Economic Dev.
& Tourism	3.24	1/01/2031	14,717
Total Asset-Backed Securities (cost: $51,225)			50,698

COLLATERALIZED LOAN OBLIGATIONS (0.8%)

Financials (0.8%)

3,500	CIFC Funding Ltd. (3 mo. LIBOR +
	1.70%)(a)	4.06(b)	4/23/2029	3,510
4,000	Dryden Senior Loan Fund (3 mo. LIBOR +
	2.00%)(a)	4.36(b)	7/20/2029	4,051
10,000	Oaktree EIF Ltd. (3 mo. LIBOR +
	2.00%)(a)	4.36(b)	10/20/2027	10,038
5,000	Race Point Ltd. (3 mo. LIBOR + 1.60%)(a)	3.96(b)	7/25/2028	5,011
5,000	Race Point Ltd. (3 mo. LIBOR + 2.35%)(a)	4.71(b)	7/25/2028	5,016
2,000	Stewart Park Ltd. (3 mo. LIBOR +
	1.25%)(a)	3.60(b)	1/15/2030	2,012
3,000	Voya Ltd. (3 mo. LIBOR + 1.60%)(a)	3.95(b)	4/17/2030	3,007
	Total Financials			32,645
	Total Collateralized Loan Obligations (cost: $32,500)			32,645

1| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

COLLATERALIZED MORTGAGE OBLIGATION (0.0%)

Financials (0.0%)

$2,046 Structured Asset Mortgage Investments
Trust (1 mo. LIBOR + 0.50%) (cost:
$2,017)	2.40%(b)	7/19/2035	$1,907

COMMERCIAL MORTGAGE SECURITIES (6.0%)

Financials (6.0%)

Commercial Mortgage-Backed Securities (5.5%)

1,457	Bear Stearns Commercial Mortgage
	Securities Trust	5.21(c)	2/11/2041	1,453
2,125	Caesars Palace Las Vegas Trust (a)	4.14	10/15/2034	2,149
7,000	CFCRE Commercial Mortgage Trust (a)	5.95(c)	12/15/2047	7,424
1,520	Citigroup Commercial Mortgage Trust	6.34(c)	12/10/2049	1,546
1,716	Commercial Mortgage Trust	5.94(c)	7/10/2038	1,718
745	Commercial Mortgage Trust	5.38	12/10/2046	751
3,000	Commercial Mortgage Trust	4.29(c)	7/10/2050	3,075
1,950	DB-UBS Mortgage Trust (a)	5.52(c)	8/10/2044	2,035
3,500	Fannie Mae (+)	2.88(c)	2/25/2027	3,349
2,500	Fannie Mae (+)	2.96(c)	2/25/2027	2,412
3,553	Fannie Mae (+)	3.04(c)	3/25/2028	3,442
10,400	Freddie Mac (+)	3.06	12/25/2024	10,319
10,000	Freddie Mac (+)	2.81	1/25/2025	9,766
11,885	Freddie Mac (+)	3.33(c)	8/25/2025	11,956
20,000	Freddie Mac (+)	3.31	9/25/2025	20,074
13,140	Freddie Mac (+)	3.00	12/25/2025	12,901
15,000	Freddie Mac (+)	2.67	3/25/2026	14,365
12,000	Freddie Mac (+)	2.85	3/25/2026	11,534
20,000	Freddie Mac (+)	2.65	8/25/2026	19,032
5,000	Freddie Mac (+)	3.41	12/25/2026	5,012
5,000	Freddie Mac (+)	3.43(c)	1/25/2027	5,022
2,922	Freddie Mac (+)	3.30(c)	11/25/2027	2,895
3,000	Freddie Mac (+)	3.65(c)	2/25/2028	3,052
891	Freddie Mac (+)	3.46	11/25/2032	878
3,000	FREMF Mortgage Trust (a)	3.60(c)	11/25/2023	2,947
123	GMAC Commercial Mortgage Securities,
	Inc.	4.81	5/10/2043	124
3,000	GS Mortgage Securities Trust (a)	4.95	1/10/2045	3,140
744	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	4.99(c)	9/12/2037	756
4,000	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	5.83(c)	11/15/2043	4,144
2,388	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	6.14(c)	4/17/2045	1,949
8,461	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	3.51	5/15/2045	8,515
6,100	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	5.59(c)	8/15/2046	6,448
3,926	J.P.Morgan Chase Commercial Mortgage
	Securities Trust	5.37	5/15/2047	3,955
1,704	Merrill Lynch Mortgage Trust (a)	6.56(c)	2/12/2051	1,703
5,000	Morgan Stanley Bank of America Merrill
	Lynch Trust	3.74	8/15/2047	5,071
236	Morgan Stanley Capital I Trust	4.77	7/15/2056	235
9,726	UBS Commercial Mortgage Trust	3.40	5/10/2045	9,756
4,756	UBS-Citigroup Commercial Mortgage
	Trust (a)	5.15	1/10/2045	4,969
3,000	Wells Fargo Commercial Mortgage
	Trust (a)	5.28(c)	11/15/2043	3,110
6,000	WF-RBS Commercial Mortgage Trust (a)	5.17(c)	2/15/2044	6,213
				219,195

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Interest-Only Commercial Mortgage Backed Securities (0.5%)

$142,549	Fannie Mae (+)	0.68%(c)	4/25/2022 $	2,531
39,758	Freddie Mac (+)	1.49(c)	12/25/2021	1,573
21,761	Freddie Mac (+)	1.81(c)	3/25/2022	1,159
69,056	Freddie Mac (+)	1.40(c)	8/25/2022	3,095
68,114	Freddie Mac (+)	0.99(c)	10/25/2022	2,199
24,598	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (d)	1.95(c)	10/15/2045	1,526
23,850	Morgan Stanley Bank of America Merrill
	Lynch Trust (a),(d)	1.78(c)	11/15/2045	1,390
26,165	UBS Commercial Mortgage Trust (a),(d)	2.26(c)	5/10/2045	1,726
65,459	WF-RBS Commercial Mortgage
	Trust (a),(d)	1.72(c)	12/15/2045	3,800
				18,999
	Total Financials			238,194
	Total Commercial Mortgage Securities (cost: $241,885)			238,194

CORPORATE OBLIGATIONS (59.6%)

Consumer Discretionary (3.4%)

Automobile Manufacturers (0.5%)

10,000	Ford Motor Co.	4.35	12/08/2026	9,830
10,000	General Motors Financial Co., Inc.	4.35	1/17/2027	9,745
				19,575

Automotive Retail (0.6%)

10,302	Advance Auto Parts, Inc.	4.50	12/01/2023	10,561
10,000	AutoZone, Inc.	3.75	6/01/2027	9,663
2,000	Penske Automotive Group, Inc.	3.75	8/15/2020	1,990
				22,214

Broadcasting (0.1%)

5,000	Discovery Communications, LLC	3.95	3/20/2028	4,759
995	E.W. Scripps Co. (1 mo. LIBOR +
	2.00%) (e)	3.90	10/02/2024	999
				5,758

Cable & Satellite (0.9%)

20,000	Charter Communications Operating, LLC /
	Charter Communications Operating
	Capital	4.91	7/23/2025	20,351
5,714	Comcast Corp.	3.55	5/01/2028	5,517
2,436	CSC Holdings, LLC (1 mo. LIBOR +
	2.25%) (e)	4.15	7/17/2025	2,433
2,000	CSC Holdings, LLC (a)	5.50	4/15/2027	1,925
5,000	NBCUniversal Enterprise, Inc. (a)	1.97	4/15/2019	4,965
				35,191

Casinos & Gaming (0.1%)

3,500 MGM Resorts International	8.62	2/01/2019	3,643

Department Stores (0.2%)

3,200	Dillard's, Inc.	7.13	8/01/2018	3,218
975	J.C. Penney Co., Inc. (3 mo. LIBOR +
	4.25%) (e)	6.23	6/23/2023	953
5,000	J.C. Penney Corp., Inc. (f)	5.65	6/01/2020	5,069
				9,240

Food Retail (0.0%)

1,164 Aramark Services, Inc. (1 mo. LIBOR +
2.00%) (e)	3.90	3/11/2025	1,174

3| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Home Furnishings (0.1%)

$539	Serta Simmons Bedding, LLC (3 mo.
	LIBOR + 3.50%) (e)	5.29%	11/08/2023	$488
1,930	Serta Simmons Bedding, LLC (3 mo.
	LIBOR + 3.50%) (e)	5.81	11/08/2023	1,751
				2,239

Homebuilding (0.4%)

2,000	Beazer Homes USA, Inc.	8.75	3/15/2022	2,158
2,000	D.R. Horton, Inc.	5.75	8/15/2023	2,181
1,000	KB Home	7.62	5/15/2023	1,104
5,000	Lennar Corp.	4.50	11/15/2019	5,075
2,000	Lennar Corp.	4.13	1/15/2022	2,000
5,000	Toll Brothers Finance Corp.	4.87	3/15/2027	4,875
				17,393

Hotels, Resorts & Cruise Lines (0.0%)

2,000 Hilton Worldwide Finance, LLC / Hilton
Worldwide Finance Corp.	4.88	4/01/2027	1,940

Housewares & Specialties (0.2%)

7,500 Newell Brands, Inc.	3.85	4/01/2023	7,449

Internet & Direct Marketing Retail (0.1%)

3,000 Amazon.com, Inc. (a)	3.88	8/22/2037	2,984

Specialized Consumer Services (0.1%)

2,000 Service Corp. International/US	5.37	5/15/2024	2,063

Specialty Stores (0.1%)

4,196 Harbor Freight Tools USA, Inc. (1 mo.
LIBOR + 2.50%) (e)	4.40	8/18/2023	4,219
Total Consumer Discretionary			135,082

Consumer Staples (2.5%)

Agricultural Products (0.1%)

5,000 Bunge Ltd. Finance Corp.	3.25	8/15/2026	4,594

Drug Retail (0.6%)

5,000	CVS Health Corp.	4.87	7/20/2035	5,117
8,325	CVS Pass-Through Trust (a)	5.93	1/10/2034	9,038
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	9,870
				24,025

Food Retail (0.0%)

1,215 Albertson's, LLC (3 mo. LIBOR +
3.00%) (e)	4.96	6/22/2023	1,205

Packaged Foods & Meats (1.8%)

10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,433
10,333	General Mills, Inc. (g)	4.55	4/17/2038	10,051
10,000	J.M. Smucker Co.	4.25	3/15/2035	9,739
15,000	Kraft Heinz Foods Co.	3.50	6/06/2022	14,971
11,799	Kraft Heinz Foods Co. (a)	4.87	2/15/2025	12,282
1,042	McCormick & Co., Inc.	3.40	8/15/2027	988
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,562
10,000	Tyson Foods, Inc.	3.95	8/15/2024	9,992
				71,018
	Total Consumer Staples			100,842

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Energy (8.9%)

Integrated Oil & Gas (0.6%)

$10,000	Chevron Corp.	2.95%	5/16/2026	$9,573
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	9,801
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,746
				24,120

Oil & Gas Drilling (0.4%)

10,000	Nabors Industries, Inc.	4.63	9/15/2021	9,825
1,000	Noble Holding International Ltd. (f)	4.90	8/01/2020	1,008
3,000	Noble Holding International Ltd. (f)	3.95	3/15/2022	2,767
				13,600

Oil & Gas Equipment & Services (0.2%)

3,079	SEACOR Holdings, Inc.	7.37	10/01/2019	3,125
2,000	SESI, LLC	7.13	12/15/2021	2,038
3,180	Weatherford International, Ltd.	5.13	9/15/2020	3,132
				8,295

Oil & Gas Exploration & Production (1.7%)

1,113	Chesapeake Energy Corp. (a)	8.00	12/15/2022	1,184
10,000	ConocoPhillips Co.	4.95	3/15/2026	10,806
2,455	Continental Resources, Inc.	5.00	9/15/2022	2,501
4,000	Devon Energy Corp.	5.85	12/15/2025	4,460
1,000	EQT Corp.	8.12	6/01/2019	1,053
3,000	EQT Corp.	4.88	11/15/2021	3,112
7,500	Hess Corp.	4.30	4/01/2027	7,304
7,000	Murphy Oil Corp.	5.75	8/15/2025	7,000
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,206
5,000	Pioneer Natural Resources Co.	3.95	7/15/2022	5,077
1,000	Polar Tankers, Inc. (a)	5.95	5/10/2037	1,149
900	QEP Resources, Inc.	6.80	3/01/2020	945
5,000	QEP Resources, Inc. (f)	6.87	3/01/2021	5,400
10,000	Southwestern Energy Co. (f)	4.10	3/15/2022	9,775
2,000	Southwestern Energy Co.	6.45	1/23/2025	1,970
				66,942

Oil & Gas Refining & Marketing (0.3%)

6,000	EnLink Midstream Partners, LP	4.15	6/01/2025	5,821
5,000	Marathon Petroleum Corp.	4.75	9/15/2044	4,953
596	Motiva Enterprises, LLC (a)	5.75	1/15/2020	617
				11,391

Oil & Gas Storage & Transportation (5.7%)

373	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	6.25	10/15/2022	390
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	15,343
10,000	Buckeye Partners, LP	2.65	11/15/2018	10,002
10,000	Buckeye Partners, LP	4.35	10/15/2024	9,971
10,000	Columbia Pipeline Group, Inc.	4.50	6/01/2025	10,101
3,000	DCP Midstream Operating, LP	4.95	4/01/2022	3,052
4,000	DCP Midstream Operating, LP	3.88	3/15/2023	3,870
18,000	DCP Midstream Operating, LP (3 mo.
	LIBOR + 3.85%) (a),(h)	5.85	5/21/2043	17,190
9,306	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	9,673
19,000	Enbridge Energy Partners, LP (3 mo.
	LIBOR + 3.80%)	6.11(b)	10/01/2077	18,905
1,000	Energy Transfer Partners, LP	9.70	3/15/2019	1,057
13,500	Energy Transfer Partners, LP (3 mo.
	LIBOR + 3.02%)	5.38(b)	11/01/2066	11,812

5| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Energy Transfer Partners, LP / Regency
	Energy Finance Corp.	5.87%	3/01/2022	$5,307
1,000	Enterprise Products Operating, LLC (3
	mo. LIBOR + 3.71%)	6.07(b)	8/01/2066	1,005
5,000	EQT Midstream Partners, LP	4.00	8/01/2024	4,801
9,000	EQT Midstream Partners, LP	4.12	12/01/2026	8,565
2,000	Florida Gas Transmission Co., LLC (a)	7.90	5/15/2019	2,101
3,000	Florida Gas Transmission Co., LLC (a)	5.45	7/15/2020	3,128
2,000	Kinder Morgan Energy Partners, LP	6.50	4/01/2020	2,114
7,000	Kinder Morgan Energy Partners, LP	5.00	10/01/2021	7,267
1,000	Kinder Morgan, Inc.	6.50	9/15/2020	1,070
6,000	Kinder Morgan, Inc. (a)	5.00	2/15/2021	6,221
7,500	MPLX, LP	4.00	2/15/2025	7,430
1,000	NGPL PipeCo, LLC (a)	4.87	8/15/2027	975
6,066	Northwest Pipeline, LLC	4.00	4/01/2027	5,828
5,000	NuStar Logistics, LP	4.80	9/01/2020	5,000
3,000	NuStar Logistics, LP	4.75	2/01/2022	2,925
2,000	ONEOK Partners, LP	8.62	3/01/2019	2,092
5,000	ONEOK Partners, LP	4.90	3/15/2025	5,191
5,000	Plains All American Pipeline, LP / PAA
	Finance Corp.	3.85	10/15/2023	4,882
6,000	Sabine Pass Liquefaction, LLC	5.62	2/01/2021	6,302
2,000	Southern Union Co. (3 mo. LIBOR +
	3.02%)	5.38(b)	11/01/2066	1,692
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,640
2,000	Tennessee Gas Pipeline Co., LLC	7.00	10/15/2028	2,361
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,663
5,000	Western Gas Partners, LP	5.37	6/01/2021	5,177
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,283
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,012
				227,398
	Total Energy			351,746

Financials (19.3%)

Asset Management & Custody Banks (1.8%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,100
10,000	Ares Capital Corp.	3.50	2/10/2023	9,569
10,000	Ares Capital Corp.	4.25	3/01/2025	9,624
10,000	FS Investment Corp.	4.00	7/15/2019	9,978
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,010
5,000	Main Street Capital Corp.	4.50	12/01/2022	4,936
11,400	Prospect Capital Corp.	5.00	7/15/2019	11,510
10,000	State Street Corp. (3 mo. LIBOR + 1.00%)	3.12(b)	6/01/2077	9,090
				69,817

Consumer Finance (0.4%)

5,000	Capital One Financial Corp.	2.50	5/12/2020	4,927
10,000	Capital One Financial Corp.	3.75	3/09/2027	9,510
				14,437

Diversified Banks (1.8%)

10,000	Bank of America Corp.	4.20	8/26/2024	10,026
10,000	Bank of America Corp. (3 mo. LIBOR +
	1.51%) (h)	3.71	4/24/2028	9,627
15,000	Citigroup, Inc.	4.40	6/10/2025	14,999
5,000	Citigroup, Inc. (3 mo. LIBOR + 1.39%) (h)	3.67	7/24/2028	4,776
5,000	J.P.Morgan Chase & Co.	2.95	10/01/2026	4,633
2,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.95%) (f)	3.25(b)	9/30/2034	1,866
10,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.95%)	3.31(b)	1/15/2087	9,131
7,500	USB Realty Corp. (3 mo. LIBOR +
	1.15%) (a)	3.49(b)	—(i)	6,787

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Wells Fargo & Co.	3.50%	3/08/2022 $	5,000
5,000 Wells Fargo & Co.		3.00	10/23/2026	4,606
				71,451

Financial Exchanges & Data (0.2%)

10,000 S&P Global, Inc.	4.00	6/15/2025	10,112

Investment Banking & Brokerage (0.3%)

10,000 Morgan Stanley	4.88	11/01/2022	10,391

Life & Health Insurance (1.8%)

5,000	American Equity Investment Life Holding
	Co.	5.00	6/15/2027	4,971
10,000	Athene Global Funding (a)	3.00	7/01/2022	9,666
4,000	Athene Holding Ltd.	4.13	1/12/2028	3,752
2,000	Global Atlantic Financial Co. (a)	8.62	4/15/2021	2,254
13,018	Lincoln National Corp. (3 mo. LIBOR +
	2.36%)	4.24(b)	5/17/2066	12,595
5,000	MetLife, Inc. (a)	9.25	4/08/2038	6,825
8,000	MetLife, Inc.	6.40	12/15/2066	8,740
1,000	Ohio National Financial Services, Inc. (a)	6.37	4/30/2020	1,054
2,000	Ohio National Financial Services, Inc. (a)	6.62	5/01/2031	2,322
5,000	Primerica, Inc.	4.75	7/15/2022	5,198
3,000	Principal Financial Global Funding, LLC (3
	mo. LIBOR + 0.52%)	2.86(b)	1/10/2031	2,708
10,000	Prudential Financial, Inc. (3 mo. LIBOR +
	4.18%) (h)	5.88	9/15/2042	10,650
				70,735

Multi-Line Insurance (1.6%)

2,000	American International Group, Inc. (3 mo.
	LIBOR + 4.20%) (h)	8.18	5/15/2068	2,625
2,500	Assurant, Inc.	4.90	3/27/2028	2,525
10,000	Genworth Holdings, Inc. (3 mo. LIBOR +
	2.00%)	3.84	11/15/2066	4,550
14,000	Hartford Financial Services Group, Inc. (3
	mo. LIBOR + 2.13%) (a)	3.96(b)	2/12/2067	13,530
15,000	Kemper Corp.	4.35	2/15/2025	14,853
5,000	Loews Corp.	3.75	4/01/2026	4,998
20,235	Nationwide Mutual Insurance Co. (3 mo.
	LIBOR + 2.29%) (a)	4.41(b)	12/15/2024	20,235
				63,316

Multi-Sector Holdings (0.4%)

5,000	Berkshire Hathaway Finance Corp.	1.30	5/15/2018	4,998
10,000	BNSF Funding Trust (3 mo. LIBOR +
	2.35%) (h)	6.61	12/15/2055	11,375
				16,373

Other Diversified Financial Services (0.2%)

7,250 AXA Equitable Holdings, Inc. (a),(g)	4.35	4/20/2028	7,100

Property & Casualty Insurance (2.8%)

2,000	Allied World Assurance Co. Holdings Ltd.	5.50	11/15/2020	2,123
5,000	Allied World Assurance Co. Holdings Ltd.	4.35	10/29/2025	4,898
15,000	Allstate Corp. (3 mo. LIBOR + 2.94%) (h)	5.75	8/15/2053	15,525
5,000	Allstate Corp. (3 mo. LIBOR + 1.94%)	3.77(b)	5/15/2067	5,013
7,500	AmTrust Financial Services, Inc.	6.12	8/15/2023	7,386
1,535	Assured Guaranty U.S. Holdings, Inc.	7.00	6/01/2034	1,827
1,000	Assured Guaranty U.S. Holdings, Inc. (3
	mo. LIBOR + 2.38%) (f)	4.50(b)	12/15/2066	948
7,000	Hanover Insurance Group, Inc.	4.50	4/15/2026	6,986
4,000	Markel Corp.	3.63	3/30/2023	3,949

7| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$12,350	Mercury General Corp.	4.40%	3/15/2027 $	12,120
5,000	Navigators Group, Inc.	5.75	10/15/2023	5,175
15,000	Oil Insurance Ltd. (3 mo. LIBOR +
	2.98%) (a)	5.29(b)	—(i)	14,550
7,000	Old Republic International Corp.	3.88	8/26/2026	6,778
10,025	OneBeacon U.S. Holdings, Inc.	4.60	11/09/2022	10,101
10,000	ProAssurance Corp.	5.30	11/15/2023	10,607
5,000	RLI Corp.	4.88	9/15/2023	5,080
				113,066

Regional Banks (6.6%)

10,000	Associated Banc-Corp.	4.25	1/15/2025	10,084
10,000	Banc of California, Inc.	5.25	4/15/2025	10,189
10,000	Bank of the Ozarks, Inc. (3 mo. LIBOR +
	4.43%) (h)	5.50	7/01/2026	10,341
5,000	BankUnited, Inc.	4.88	11/17/2025	5,086
5,000	CIT Group, Inc.	5.25	3/07/2025	5,119
15,000	Citizens Financial Group, Inc. (a)	4.15	9/28/2022	15,084
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,340
4,750	CoBiz Financial, Inc. (3 mo. LIBOR +
	3.17%) (h)	5.62	6/25/2030	4,993
2,000	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	2,024
10,000	Cullen/Frost Capital Trust II (3 mo. LIBOR
	+ 1.55%)	3.56(b)	3/01/2034	8,522
10,000	Eagle Bancorp, Inc. (3 mo. LIBOR +
	3.85%) (h)	5.00	8/01/2026	10,097
10,000	Fifth Third Bank	3.85	3/15/2026	9,819
5,000	First Financial Bancorp	5.13	8/25/2025	5,040
1,000	First Maryland Capital Trust I (3 mo.
	LIBOR + 1.00%)	3.35(b)	1/15/2027	953
5,000	First Midwest Bancorp, Inc.	5.87	9/29/2026	5,275
10,000	First Niagara Financial Group, Inc.	7.25	12/15/2021	11,198
5,000	FirstMerit Bank, N.A.	4.27	11/25/2026	4,929
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,020
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,010
3,000	Home Bancshares, Inc. (3 mo. LIBOR +
	3.58%) (h)	5.62	4/15/2027	3,095
10,000	Huntington Bancshares, Inc.	3.15	3/14/2021	9,964
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,120
10,000	KeyBank, N.A.	3.40	5/20/2026	9,511
750	KeyCorp Capital II	6.87	3/17/2029	856
5,000	LegacyTexas Financial Group, Inc. (3 mo.
	LIBOR + 3.89%) (h)	5.50	12/01/2025	5,092
16,000	Manufacturers & Traders Trust Co. (3 mo.
	LIBOR + 0.64%)	2.65(b)	12/01/2021	15,985
1,000	Manufacturers & Traders Trust Co.	3.40	8/17/2027	965
4,417	MB Financial Bank, N.A. (h)	4.00	12/01/2027	4,361
5,000	MUFG Americas Holdings Corp.	3.50	6/18/2022	4,986
10,000	People's United Bank N.A.	4.00	7/15/2024	9,966
10,000	People's United Financial, Inc.	3.65	12/06/2022	10,020
10,818	Santander Holdings USA, Inc.	4.40	7/13/2027	10,618
5,000	Sterling National Bank (3 mo. LIBOR +
	3.94%) (h)	5.25	4/01/2026	5,130
5,000	SunTrust Capital I (3 mo. LIBOR + 0.67%)	2.51(b)	5/15/2027	4,671
5,000	TCF National Bank	4.60	2/27/2025	4,801
4,063	Townebank (3 mo. LIBOR + 2.55%) (h)	4.50	7/30/2027	4,083
5,000	Webster Financial Corp.	4.38	2/15/2024	5,023
3,500	Wintrust Financial Corp.	5.00	6/13/2024	3,507
				261,877

Reinsurance (0.1%)

5,000 Alleghany Corp.	5.63	9/15/2020	5,256

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

REITs - Health Care (0.2%)

$2,000	Senior Housing Properties Trust	6.75%	12/15/2021 $	2,142
3,000	Welltower, Inc.	6.12	4/15/2020	3,161
2,000	Welltower, Inc.	4.95	1/15/2021	2,070
				7,373

REITs - Mortgage (0.1%)

2,750	Starwood Property Trust, Inc. (a)	3.62	2/01/2021	2,709
2,000	Starwood Property Trust, Inc.	5.00	12/15/2021	2,029
				4,738

REITs - Office (0.2%)

7,000 Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	7,242

REITs - Residential (0.3%)

10,000 UDR, Inc.	4.63	1/10/2022	10,308

REITs - Specialized (0.1%)

5,000 American Tower Corp.	5.90	11/01/2021	5,385

Thrifts & Mortgage Finance (0.4%)

5,000	Astoria Financial Corp.	3.50	6/08/2020	4,980
10,000	TIAA FSB Holdings, Inc.	5.75	7/02/2025	10,870
				15,850
	Total Financials			764,827

Health Care (2.9%)

Biotechnology (0.3%)

5,000	Baxalta, Inc.	4.00	6/23/2025	4,905
7,000	Celgene Corp.	3.90	2/20/2028	6,774
				11,679

Health Care Equipment (0.3%)

10,000	Becton Dickinson & Co.	3.70	6/06/2027	9,490
2,000	Teleflex, Inc.	4.88	6/01/2026	1,982
				11,472

Health Care Facilities (1.0%)

15,685	Eastern Maine Healthcare Systems	3.71	7/01/2026	14,611
2,000	Encompass Health Corp.	5.75	11/01/2024	2,043
10,000	HCA, Inc.	4.50	2/15/2027	9,600
545	Orlando Health Obligated Group	3.78	10/01/2028	539
6,595	Premier Health Partners	2.91	11/15/2026	6,072
4,000	SSM Health Care Corp.	3.82	6/01/2027	3,971
1,445	Vanderbilt University Medical Center	4.17	7/01/2037	1,425
				38,261

Health Care Services (0.2%)

10,000 Express Scripts Holding Co.	3.00	7/15/2023	9,518

Managed Health Care (0.1%)

5,000 UnitedHealth Group, Inc.	3.10	3/15/2026	4,778

Pharmaceuticals (1.0%)

10,000	Allergan Funding SCS	3.80	3/15/2025	9,625
993	Endo Luxembourg Finance Co. I S.a r.l. (1
	mo. LIBOR + 4.25%) (e)	6.19	4/29/2024	989
5,000	Mallinckrodt International Finance S.A. (f)	4.75	4/15/2023	3,583
5,000	Mylan N.V.	3.75	12/15/2020	5,018
5,000	Mylan N.V.	3.95	6/15/2026	4,759
2,778	Mylan, Inc. (a),(g)	4.55	4/15/2028	2,706

9| USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$15,000	Zoetis, Inc.	3.25%	2/01/2023 $	14,803
				41,483
	Total Health Care			117,191

Industrials (5.2%)

Aerospace & Defense (0.9%)

10,000	Arconic, Inc.	5.40	4/15/2021	10,338
15,000	Lockheed Martin Corp.	3.60	3/01/2035	14,065
5,000	Spirit AeroSystems, Inc.	3.85	6/15/2026	4,875
5,000	United Technologies Corp.	3.10	6/01/2022	4,939
				34,217

Air Freight & Logistics (0.2%)

10,000 FedEx Corp.	3.90	2/01/2035	9,540

Airlines (1.2%)

192	America West Airlines, Inc. Pass-Through
	Trust (INS - AMBAC Assurance Corp.)	7.93	7/02/2020	198
7,752	American Airlines, Inc. Pass-Through
	Trust	4.00	1/15/2027	7,771
2,000	American Airlines, Inc. Pass-Through
	Trust	3.60	4/15/2031	1,945
218	Continental Airlines, Inc. Pass-Through
	Trust	6.54	8/02/2020	220
291	Continental Airlines, Inc. Pass-Through
	Trust (INS - AMBAC Assurance Corp.)	6.24	9/15/2021	299
8,293	Continental Airlines, Inc. Pass-Through
	Trust	4.15	10/11/2025	8,379
7,759	Hawaiian Airlines, Inc. Pass-Through
	Trust	3.90	7/15/2027	7,751
5,354	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	5,393
4,137	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,203
456	US Airways Group, Inc. Pass-Through
	Trust (INS - MBIA Insurance Corp.)	7.08	9/20/2022	488
2,740	US Airways Group, Inc. Pass-Through
	Trust	6.25	10/22/2024	2,964
1,771	US Airways Group, Inc. Pass-Through
	Trust	7.12	4/22/2025	1,980
7,727	US Airways Group, Inc. Pass-Through
	Trust	3.95	5/15/2027	7,813
				49,404

Construction & Engineering (0.3%)

10,000 Sabal Trail Transmission, LLC (a),(g)	4.68	5/01/2038	10,114

Construction Machinery & Heavy Trucks (0.4%)

4,839	Terex Corp. (2 mo. LIBOR + 2.00%) (e)	3.99	1/31/2024	4,865
10,000	Wabtec Corp.	3.45	11/15/2026	9,348
				14,213

Industrial Conglomerates (0.1%)

5,921 General Electric Co. (3 mo. LIBOR +
3.33%) (h)	5.00	—(i)	5,869

Industrial Machinery (0.4%)

10,000	CNH Industrial Capital, LLC	3.38	7/15/2019	10,050
6,000	Stanley Black & Decker, Inc. (3 mo.
	LIBOR + 4.30%) (h)	5.75	12/15/2053	6,128
				16,178

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Railroads (0.3%)

$1,700	Union Pacific Corp.	3.25%	1/15/2025	$1,669
10,000	Union Pacific Corp.	2.75	3/01/2026	9,415
				11,084

Trading Companies & Distributors (0.6%)

10,000	Air Lease Corp.	3.00	9/15/2023	9,551
7,000	ILFC E-Capital Trust I (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.55%) (a)	4.64(b)	12/21/2065	6,755
2,000	ILFC E-Capital Trust II (Highest of 3 mo.
	LIBOR/10 Year CMT/30 Year CMT +
	1.80%) (a)	4.89(b)	12/21/2065	1,935
6,000	International Lease Finance Corp. (a)	7.12	9/01/2018	6,081
				24,322

Trucking (0.8%)

1,000	Avis Budget Car Rental, LLC / Avis Budget
	Finance, Inc. (a)	5.13	6/01/2022	999
5,000	ERAC USA Finance, LLC (a)	3.30	10/15/2022	4,941
20,000	Penske Truck Leasing Co., LP / PTL
	Finance Corp. (a)	4.25	1/17/2023	20,434
5,000	Ryder System, Inc.	3.45	11/15/2021	5,003
1,882	Ryder System, Inc.	3.40	3/01/2023	1,864
				33,241
	Total Industrials			208,182

Information Technology (1.8%)

Application Software (0.1%)

4,512 Solera, LLC (1 mo. LIBOR + 2.75%) (e)	4.65	3/03/2023	4,536

Communications Equipment (0.4%)

10,000	Cisco Systems, Inc.	2.60	2/28/2023	9,720
5,000	Motorola Solutions, Inc.	4.60	2/23/2028	4,969
				14,689

Electronic Equipment & Instruments (0.1%)

2,604 Keysight Technologies, Inc.	4.60	4/06/2027	2,634

Electronic Manufacturing Services (0.2%)

5,000	Jabil, Inc.	3.95	1/12/2028	4,769
5,000	Molex Electronic Technologies, LLC (a)	3.90	4/15/2025	4,937
				9,706

Home Entertainment Software (0.2%)

7,500 Activision Blizzard	3.40	9/15/2026	7,174

Semiconductors (0.4%)

5,000	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.62	1/15/2024	4,864
10,000	QUALCOMM, Inc.	3.45	5/20/2025	9,587
3,000	QUALCOMM, Inc.	3.25	5/20/2027	2,764
				17,215

Systems Software (0.1%)

5,000 VMware, Inc.	3.90	8/21/2027	4,725

Technology Hardware, Storage, & Peripherals (0.3%)

7,500 Dell International, LLC / EMC Corp. (a)	4.42	6/15/2021	7,646

11 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$2,500	Dell International, LLC / EMC Corp. (a)	5.88%	6/15/2021 $	2,578
				10,224
	Total Information Technology			70,903

Materials (3.0%)

Aluminum (0.0%)

1,000 Alcoa Nederland Holding Co. (a)	6.75	9/30/2024	1,078

Commodity Chemicals (0.5%)

5,000	Chevron Phillips Chemical Co., LLC /
	Chevron Phillips Chemical Co., LP (a)	3.40	12/01/2026	4,869
3,850	LYB International Finance II B.V.	3.50	3/02/2027	3,657
10,000	Westlake Chemical Corp.	3.60	8/15/2026	9,505
				18,031

Construction Materials (0.2%)

3,000	CRH America, Inc.	5.75	1/15/2021	3,173
5,000	Martin Marietta Materials, Inc.	4.25	7/02/2024	5,101
				8,274

Copper (0.2%)

6,000 Freeport-McMoRan, Inc.	3.55	3/01/2022	5,805

Diversified Chemicals (0.2%)

7,500	CF Industries, Inc. (a)	4.50	12/01/2026	7,522
1,000	E.I. du Pont de Nemours & Co.	6.00	7/15/2018	1,007
				8,529

Fertilizers & Agricultural Chemicals (0.2%)

10,000 Mosaic Co.	4.05	11/15/2027	9,471

Metal & Glass Containers (0.2%)

1,000	Ball Corp.	5.00	3/15/2022	1,040
2,500	Ball Corp.	5.25	7/01/2025	2,584
5,000	Crown Americas, LLC / Crown Americas
	Capital Corp. (a)	4.75	2/01/2026	4,838
				8,462

Paper Packaging (0.6%)

2,037	International Paper Co.	7.50	8/15/2021	2,290
5,000	International Paper Co.	4.75	2/15/2022	5,205
5,000	International Paper Co.	3.80	1/15/2026	4,882
7,500	International Paper Co.	3.00	2/15/2027	6,815
5,153	Sealed Air Corp. (a)	6.87	7/15/2033	5,771
				24,963

Paper Products (0.1%)

3,000 Georgia-Pacific, LLC	7.25	6/01/2028	3,773

Specialty Chemicals (0.2%)

3,500	H.B. Fuller Co.	4.00	2/15/2027	3,220
2,900	Sherwin-Williams Co.	3.45	6/01/2027	2,746
				5,966

Steel (0.6%)

10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	10,200
3,000	Allegheny Technologies, Inc.	7.88	8/15/2023	3,262
2,000	Carpenter Technology Corp.	5.20	7/15/2021	2,062
10,000	Worthington Industries, Inc.	4.55	4/15/2026	9,993
				25,517
	Total Materials			119,869

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Real Estate (4.3%)

REITs - Diversified (0.3%)

$7,500	Spirit Realty, LP	4.45%	9/15/2026	$7,151
5,000	Washington REIT	3.95	10/15/2022	5,028
				12,179

REITs - Health Care (0.9%)

4,901	MPT Operating Partnership, LP / MPT
	Finance Corp.	5.25	8/01/2026	4,779
2,000	Nationwide Health Properties, Inc. (Put
	Date 10/1/2027)	6.90	10/01/2037	2,488
10,000	Omega Healthcare Investors, Inc.	4.95	4/01/2024	10,098
7,500	Physicians Realty, LP	4.30	3/15/2027	7,354
4,000	Sabra Health Care, LP	5.12	8/15/2026	3,796
4,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.50	2/01/2021	4,093
3,000	Welltower, Inc. (g)	4.25	4/15/2028	2,949
				35,557

REITs - Hotel & Resort (0.2%)

5,000	Hospitality Properties Trust	4.95	2/15/2027	5,003
2,000	Hospitality Property Trust	4.38	2/15/2030	1,876
				6,879

REITs - Office (0.7%)

2,000	Boston Properties, LP	5.88	10/15/2019	2,074
8,000	Boston Properties, LP	3.85	2/01/2023	8,078
7,500	Columbia Property Trust Operating
	Partnership, LP	3.65	8/15/2026	6,979
5,000	Hudson Pacific Properties, LP	3.95	11/01/2027	4,704
4,444	SL Green Operating Partnership, LP	3.25	10/15/2022	4,310
				26,145

REITs - Residential (0.3%)

5,550	AvalonBay Communities, Inc.	2.85	3/15/2023	5,370
9,000	ERP Operating, LP	2.85	11/01/2026	8,343
				13,713

REITs - Retail (1.0%)

5,000	CBL & Associates, LP	5.25	12/01/2023	4,187
3,000	Federal Realty Investment Trust	3.00	8/01/2022	2,933
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,544
741	Federal Realty Investment Trust	3.25	7/15/2027	693
5,000	National Retail Properties, Inc.	4.00	11/15/2025	4,888
2,000	Realty Income Corp.	5.75	1/15/2021	2,112
5,000	Realty Income Corp. (g)	3.88	4/15/2025	4,934
5,000	Realty Income Corp.	4.12	10/15/2026	4,952
6,000	Realty Income Corp.	3.00	1/15/2027	5,487
				39,730

REITs - Specialized (0.9%)

5,000	American Tower Corp.	3.45	9/15/2021	4,990
21,204	CC Holdings GS V, LLC / Crown Castle
	GS III Corp.	3.85	4/15/2023	21,154
5,000	EPR Properties	4.75	12/15/2026	4,903
2,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.37	6/01/2023	2,025
3,891	Uniti Group, LP (1 mo. LIBOR + 3.00%) (e)	4.90	10/24/2022	3,761
				36,833
	Total Real Estate			171,036

13 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Telecommunication Services (1.9%)

Alternative Carriers (0.4%)

$2,000	CenturyLink, Inc.	6.45%	6/15/2021	$2,054
5,000	CenturyLink, Inc.	5.80	3/15/2022	5,000
2,000	CenturyLink, Inc. (f)	6.75	12/01/2023	1,995
6,000	Qwest Corp.	6.75	12/01/2021	6,467
				15,516

Integrated Telecommunication Services (1.0%)

10,000	AT&T, Inc.	4.50	5/15/2035	9,562
2,000	AT&T, Inc.	5.25	3/01/2037	2,050
3,000	Frontier Communications Corp.	6.25	9/15/2021	2,595
5,000	Frontier Communications Corp.	11.00	9/15/2025	3,862
20,000	Verizon Communications, Inc.	4.50	8/10/2033	19,721
				37,790

Wireless Telecommunication Services (0.5%)

4,605	Grain Spectrum Funding II, LLC (a)	3.29	10/10/2034	4,612
5,250	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	3.36	3/20/2023	5,244
10,000	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	5.15	3/20/2028	10,162
1,000	T-Mobile USA, Inc.	4.75	2/01/2028	964
				20,982
	Total Telecommunication Services			74,288

Utilities (6.4%)

Electric Utilities (4.1%)

4,736	Bruce Mansfield Unit Pass-Through
	Trust (j),(k)	6.85	6/01/2034	2,273
15,000	Cleco Corporate Holdings, LLC	3.74	5/01/2026	14,071
495	DPL, Inc.	6.75	10/01/2019	512
10,000	Duke Energy Carolinas, LLC	2.50	3/15/2023	9,642
5,000	Duke Energy Indiana, LLC	3.75	5/15/2046	4,729
1,045	Duke Energy Progress, LLC	6.12	9/15/2033	1,310
3,500	Duquesne Light Holdings, Inc. (a)	5.90	12/01/2021	3,749
13,000	Duquesne Light Holdings, Inc. (a),(g)	3.62	8/01/2027	12,384
10,000	Entergy Texas, Inc.	2.55	6/01/2021	9,768
3,500	FirstEnergy Corp. (k)	3.90	7/15/2027	3,431
5,000	Georgia Power Co.	3.25	4/01/2026	4,789
2,000	Indiana Michigan Power Co.	7.00	3/15/2019	2,071
4,667	IPALCO Enterprises, Inc.	3.70	9/01/2024	4,523
3,750	ITC Holdings Corp. (a)	3.35	11/15/2027	3,532
2,000	Metropolitan Edison Co. (k)	7.70	1/15/2019	2,068
3,000	N.V. Energy, Inc.	6.25	11/15/2020	3,225
1,000	Nevada Power Co.	6.50	5/15/2018	1,002
14,000	NextEra Energy Capital Holdings, Inc. (3
	mo. LIBOR + 2.07%)	4.38(b)	10/01/2066	13,965
2,000	Oglethorpe Power Corp.	6.10	3/15/2019	2,059
5,000	Oncor Electric Delivery Co., LLC	3.75	4/01/2045	4,779
5,000	Pacific Gas & Electric Co.	2.95	3/01/2026	4,618
15,000	PPL Capital Funding, Inc. (3 mo. LIBOR +
	2.67%)	4.97(b)	3/30/2067	15,039
3,000	Public Service Co. of New Mexico	7.95	5/15/2018	3,006
6,900	Southern California Edison Co. (3 mo.
	LIBOR + 4.20%) (h)	6.25	—(i)	7,331
10,000	Southern Co.	3.25	7/01/2026	9,413
5,000	System Energy Resources, Inc.	4.10	4/01/2023	5,036
4,000	Texas-New Mexico Power Co. (a)	9.50	4/01/2019	4,238

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Xcel Energy, Inc.	3.30%	6/01/2025 $	9,717
				162,280

Gas Utilities (0.6%)

1,000	Atmos Energy Corp.	8.50	3/15/2019	1,048
4,000	National Fuel Gas Co.	4.90	12/01/2021	4,138
10,000	National Fuel Gas Co.	3.75	3/01/2023	9,899
1,000	National Fuel Gas Co.	7.38	6/13/2025	1,154
6,120	Spire, Inc.	3.54	2/27/2024	5,989
				22,228

Multi-Utilities (1.3%)

2,000	Ameren Illinois Co.	9.75	11/15/2018	2,074
3,000	Black Hills Corp.	5.88	7/15/2020	3,165
5,000	Black Hills Corp.	3.95	1/15/2026	4,980
2,000	CMS Energy Corp.	6.25	2/01/2020	2,102
3,000	CMS Energy Corp.	5.05	3/15/2022	3,157
5,000	Consumers Energy Co.	2.85	5/15/2022	4,923
6,050	Dominion Energy, Inc. (3 mo. LIBOR +
	2.83%)	5.13(b)	6/30/2066	5,959
8,000	Dominion Energy, Inc. (3 mo. LIBOR +
	2.30%)	4.60(b)	9/30/2066	7,660
2,000	Sempra Energy	9.80	2/15/2019	2,102
14,500	WEC Energy Group, Inc. (3 mo. LIBOR +
	2.11%)	3.95(b)	5/15/2067	14,447
				50,569

Oil & Gas Storage & Transportation (0.2%)

8,000 ONEOK, Inc.	4.25	2/01/2022	8,154

Water Utilities (0.2%)

10,000 Aquarion Co. (a)	4.00	8/15/2024	10,282
Total Utilities			253,513
Total Corporate Obligations (cost: $2,360,538)			2,367,479

EURODOLLAR AND YANKEE OBLIGATIONS (19.5%)

Consumer Discretionary (0.4%)

Automobile Manufacturers (0.2%)

5,000 Daimler Finance, N.A., LLC (a)	2.25	7/31/2019	4,959

Publishing (0.1%)

4,622 Pearson Funding Four plc (a)	3.75	5/08/2022	4,524

Restaurants (0.1%)

4,450 1011778 B.C. Unlimited Liability Co. (1
mo. LIBOR + 2.25%) (e)	4.15	2/16/2024	4,469
Total Consumer Discretionary			13,952

Consumer Staples (1.9%)

Agricultural Products (0.2%)

8,000 Viterra, Inc. (a)	5.95	8/01/2020	8,436

Brewers (0.7%)

15,000	Anheuser-Busch InBev Finance, Inc.	3.65	2/01/2026	14,690
5,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	1/15/2022	5,088
6,500	Anheuser-Busch InBev Worldwide, Inc.	4.37	4/15/2038	6,444
				26,222

Distillers & Vintners (0.2%)

10,000 Becle S.A. de C.V. (a)	3.75	5/13/2025	9,743

15 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Food Retail (0.1%)

$109	Ahold Lease USA, Inc. Pass-Through
	Trust	7.82%	1/02/2020	$111
3,334	Alimentation Couche-Tard, Inc. (a)	3.55	7/26/2027	3,162
				3,273

Packaged Foods & Meats (0.2%)

1,485	JBS USA, LLC (3 mo. LIBOR + 2.50%) (e)	4.68	10/30/2022	1,486
5,000	Smithfield Foods, Inc. (a)	4.25	2/01/2027	4,889
				6,375

Tobacco (0.5%)

2,000	BAT Capital Corp. (a)	4.39	8/15/2037	1,924
10,000	BAT International Finance plc (a)	3.25	6/07/2022	9,844
10,000	Imperial Brands Finance plc (a)	4.25	7/21/2025	10,034
				21,802
	Total Consumer Staples			75,851

Energy (1.8%)

Integrated Oil & Gas (0.9%)

10,000	BP Capital Markets plc	3.72	11/28/2028	9,975
1,000	Husky Energy, Inc.	7.25	12/15/2019	1,062
10,000	Petrobras Global Finance B.V.	4.88	3/17/2020	10,338
5,000	Petroleos Mexicanos	4.50	1/23/2026	4,725
10,000	Petroleos Mexicanos	6.50	3/13/2027	10,368
				36,468

Oil & Gas Drilling (0.1%)

5,000	Noble Holding International Ltd. (f)	7.95	4/01/2025	4,500
375	QGOG Atlantic / Alaskan Rigs Ltd. (a)	5.25	7/30/2019	366
				4,866

Oil & Gas Exploration & Production (0.3%)

2,750	Aker BP ASA (a)	6.00	7/01/2022	2,881
1,500	Aker BP ASA (a)	5.87	3/31/2025	1,560
4,500	Canadian Natural Resources Ltd.	3.85	6/01/2027	4,361
2,000	Woodside Finance Ltd. (a)	4.60	5/10/2021	2,050
				10,852

Oil & Gas Storage & Transportation (0.5%)

5,000	APT Pipelines Ltd. (a)	4.20	3/23/2025	4,986
1,275	Nakilat, Inc. (a)	6.07	12/31/2033	1,418
2,000	TransCanada PipeLines Ltd.	7.12	1/15/2019	2,061
11,860	TransCanada PipeLines Ltd. (3 mo.
	LIBOR + 2.21%)	4.05(b)	5/15/2067	11,460
				19,925
	Total Energy			72,111

Financials (6.0%)

Diversified Banks (4.7%)

10,000	ABN AMRO Bank N.V. (a)	4.75	7/28/2025	10,146
10,000	ABN AMRO Bank N.V. (a)	4.80	4/18/2026	10,178
10,000	Australia & New Zealand Banking Group
	Ltd. (a)	4.40	5/19/2026	9,930
3,750	Bank of Montreal (h)	3.80	12/15/2032	3,537
2,450	Barclays Bank plc (3 mo. LIBOR + 0.25%)	2.19(b)	—(i)	2,231
6,200	Barclays Bank plc	4.84	5/09/2028	6,031
15,000	BNP Paribas S.A. (a)	4.37	5/12/2026	14,839
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,169
8,451	Cooperatieve Rabobank U.A.	3.95	11/09/2022	8,442

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$10,000	Credit Suisse Group Funding Ltd.	4.55%	4/17/2026 $	10,132
10,000	HSBC Bank plc (6 mo. LIBOR + 0.25%)	2.13(b)	—(i)	8,772
10,000	HSBC Holdings plc	3.90	5/25/2026	9,893
5,900	ING Groep N.V.	3.95	3/29/2027	5,816
5,000	Lloyds Banking Group plc (h)	3.57	11/07/2028	4,667
10,000	Nordea Bank AB (a)	4.25	9/21/2022	10,232
4,000	Royal Bank of Scotland Group plc (3 mo.
	LIBOR + 2.32%) (f)	4.62(b)	—(i)	4,050
10,000	Royal Bank of Scotland Group plc	6.12	12/15/2022	10,613
6,560	Santander Bank, N.A.	8.75	5/30/2018	6,590
15,000	Santander UK plc (a)	5.00	11/07/2023	15,433
7,500	Standard Chartered plc (a),(h)	4.87	3/15/2033	7,499
7,500	Swedbank AB (a)	2.65	3/10/2021	7,390
10,000	Westpac Banking Corp. (5 yr.
	Semi-Annual Swap + 2.24%) (h)	4.32	11/23/2031	9,810
				186,400

Diversified Capital Markets (0.1%)

2,222 Credit Suisse Group AG (a),(h)	3.87	1/12/2029	2,115

Life & Health Insurance (0.2%)

7,000 Great-West Life & Annuity Insurance
Capital, LP (3 mo. LIBOR + 2.54%) (a)	4.39(b)	5/16/2046	7,035

Property & Casualty Insurance (0.8%)

20,056	QBE Capital Funding III Ltd. (3 mo.
	LIBOR + 4.05%) (a),(h)	7.25	5/24/2041	21,936
5,000	XLIT Ltd. (3 mo. LIBOR + 2.46%) (f)	4.80(b)	—(i)	5,006
5,000	XLIT Ltd.	4.45	3/31/2025	4,988
				31,930

Thrifts & Mortgage Finance (0.2%)

10,000 Nationwide Building Society (a)	4.00	9/14/2026	9,521
Total Financials			237,001

Government Securities (0.1%)

Foreign Government (0.1%)

5,000 Italy Government International Bond	5.38	6/15/2033	5,793

Health Care (0.3%)

Pharmaceuticals (0.3%)

15,000	Teva Pharmaceutical Finance
	Netherlands III B.V.	3.15	10/01/2026	11,977
500	Teva Pharmaceutical Finance
	Netherlands III B.V. (a),(f)	6.75	3/01/2028	495
	Total Health Care			12,472

Industrials (3.8%)

Aerospace & Defense (0.3%)

10,000	BAE Systems Holdings, Inc. (a)	3.85	12/15/2025	9,934
2,898	DAE Funding, LLC (a),(g)	4.50	8/01/2022	2,797
				12,731

Airlines (1.4%)

5,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	5,068
3,463	Air Canada Pass-Through Trust (a)	5.37	11/15/2022	3,544
8,163	Air Canada Pass-Through Trust (a)	3.88	9/15/2024	8,017
8,092	Air Canada Pass-Through Trust (a)	4.13	11/15/2026	8,169
5,566	Air Canada Pass-Through Trust (a)	3.75	6/15/2029	5,499
12,357	British Airways Pass-Through Trust (a)	4.62	12/20/2025	12,750
3,021	Latam Airlines Pass-Through Trust	4.20	8/15/2029	2,900

17 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$1,263	Virgin Australia Pass-Through Trust (a)	6.00%	4/23/2022 $	1,287
10,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	9,926
				57,160

Airport Services (0.6%)

10,000	Heathrow Funding Ltd. (a)	4.87	7/15/2023	10,492
10,000	Sydney Airport Finance Co. Proprietary
	Ltd. (a)	3.90	3/22/2023	10,005
2,000	Sydney Airport Finance Co.
	Proprietary Ltd.	3.63	4/28/2026	1,926
				22,423

Diversified Support Services (0.1%)

5,500 Brambles USA, Inc. (a)	4.13	10/23/2025	5,541

Industrial Conglomerates (0.9%)

7,500	CK Hutchison International Ltd. (a)	2.75	10/03/2026	6,842
5,000	CK Hutchison International Ltd. (a)	3.50	4/05/2027	4,793
2,000	Hutchison Whampoa International 11
	Ltd. (a)	4.63	1/13/2022	2,072
20,000	Siemens Financieringsmaatschappij
	N.V. (a)	3.25	5/27/2025	19,569
1,000	Siemens Financieringsmaatschappij
	N.V. (a)	6.12	8/17/2026	1,167
				34,443

Industrial Machinery (0.1%)

5,000 CNH Industrial N.V.	3.85	11/15/2027	4,787

Railroads (0.3%)

4,261	Asciano Finance Ltd. (a)	4.62	9/23/2020	4,342
8,000	Canadian National Railway Co.	2.75	3/01/2026	7,546
				11,888

Trading Companies & Distributors (0.1%)

3,000 AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.62	7/01/2022	3,074
Total Industrials			152,047

Information Technology (0.2%)

Electronic Manufacturing Services (0.2%)

5,000	Tyco Electronics Group S.A.	3.50	2/03/2022	5,034
1,200	Tyco Electronics Group S.A.	3.13	8/15/2027	1,137
	Total Information Technology			6,171

Materials (3.5%)

Commodity Chemicals (0.3%)

10,000 Braskem Finance Ltd.	6.45	2/03/2024	10,780

Construction Materials (0.0%)

1,154	Boral Finance Proprietary Ltd. (a)	3.75	5/01/2028	1,102
1,000	Votorantim Cimentos S.A.	7.25	4/05/2041	1,093
				2,195

Copper (0.1%)

3,000 Southern Copper Corp.	3.88	4/23/2025	3,016

Diversified Chemicals (0.1%)

3,000 Incitec Pivot Finance, LLC (a)	6.00	12/10/2019	3,122

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Diversified Metals & Mining (0.8%)

$5,000	Anglo American Capital plc (a)	4.12%	4/15/2021 $	5,049
2,500	Anglo American Capital plc (a)	3.75	4/10/2022	2,479
3,333	Anglo American Capital plc (a)	4.00	9/11/2027	3,145
15,000	Glencore Funding, LLC (a)	4.00	3/27/2027	14,325
3,000	Teck Resources Ltd.	4.75	1/15/2022	3,060
5,000	Teck Resources Ltd.	3.75	2/01/2023	4,855
				32,913

Fertilizers & Agricultural Chemicals (0.4%)

10,000	Nutrien Ltd. (g)	3.00	4/01/2025	9,359
7,230	Yara International ASA (a)	3.80	6/06/2026	6,910
				16,269

Gold (0.7%)

15,000	Goldcorp, Inc.	3.70	3/15/2023	14,781
10,000	Kinross Gold Corp.	5.95	3/15/2024	10,475
2,000	Kinross Gold Corp. (a)	4.50	7/15/2027	1,885
				27,141

Metal & Glass Containers (0.2%)

1,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (a)	4.25	9/15/2022	996
7,500	CCL Industries, Inc. (a)	3.25	10/01/2026	6,894
				7,890

Paper Packaging (0.1%)

2,726 Klockner-Pentaplast of America, Inc. (1
mo. LIBOR + 4.25%) (e)	6.15	6/30/2022	2,596

Paper Products (0.1%)

5,000 Amcor Finance USA, Inc. (a)	3.63	4/28/2026	4,753

Precious Metals & Minerals (0.3%)

12,000 Fresnillo plc (a)	5.50	11/13/2023	12,555

Steel (0.4%)

2,000	ArcelorMittal	5.75	3/01/2021	2,100
4,000	ArcelorMittal	6.50	2/25/2022	4,330
5,000	Vale Overseas Ltd. (f)	4.37	1/11/2022	5,061
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,527
				17,018
	Total Materials			140,248

Real Estate (0.3%)

REITs - Retail (0.3%)

10,750 WEA Finance, LLC / Westfield UK &
Europe Finance plc (a)	3.75	9/17/2024	10,581

Utilities (1.2%)

Electric Utilities (1.1%)

5,000	Comision Federal de Electricidad (a)	4.75	2/23/2027	4,987
6,000	EDP Finance B.V. (a)	4.12	1/15/2020	6,081
10,000	Electricite de France S.A. (10 wk. LIBOR
	+ 3.71%) (a),(h)	5.25	—(i)	10,064
5,000	Emera U.S. Finance, LP	3.55	6/15/2026	4,758
5,000	Enel Finance International N.V. (a)	3.63	5/25/2027	4,731
10,000	Fortis, Inc.	3.06	10/04/2026	9,189
3,500	Transelec S.A. (a)	3.87	1/12/2029	3,343
				43,153

19 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Gas Utilities (0.1%)

$5,000 Infraestructura Energetica Nova SAB de
CV (a)	3.75%	1/14/2028	$4,706
Total Utilities			47,859
Total Eurodollar and Yankee Obligations (cost: $774,051)			774,086

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)

CAD15,000 Province of Alberta (cost: $14,635)	2.55	12/15/2022	11,690

MUNICIPAL OBLIGATIONS (4.4%)

California (0.3%)

$245	Escondido Joint Powers Financing Auth.
	(INS - National Public Finance
	Guarantee Corp.)	5.53	9/01/2018	246
1,250	Las Virgenes Unified School District	5.54	8/01/2025	1,360
3,000	Long Beach Unified School District	5.91	8/01/2025	3,361
3,000	Los Alamitos Unified School District	6.19	2/01/2026	3,478
5,000	San Jose Redev. Agency Successor
	Agency	3.23	8/01/2027	4,862
				13,307

Colorado (0.0%)

1,000 State Board of Governors Univ. Enterprise
System	4.90	3/01/2021	1,048

Connecticut (0.1%)

3,000 State Development Auth.	5.50	4/01/2021	3,268

Florida (0.5%)

5,000	Miami-Dade County School Board (INS -
	Assured Guaranty Municipal Corp.)	5.37	5/01/2031	5,395
3,300	Miami-Dade County Transit System	4.59	7/01/2021	3,386
4,000	Palm Beach County School District	5.40	8/01/2025	4,417
2,000	State Department of Environmental
	Protection	5.76	7/01/2020	2,074
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,758
				18,030

Illinois (0.4%)

4,975	Chicago Midway International Airport	5.00	1/01/2024	5,544
2,470	Chicago Midway International Airport	5.00	1/01/2025	2,740
1,500	Finance Auth.	5.45	8/01/2038	1,545
1,000	State	5.00	1/01/2019	1,014
5,000	State	5.00	8/01/2019	5,123
1,405	Will County	4.28	11/15/2018	1,419
				17,385

Maine (0.1%)

5,000 Eastern Maine Healthcare Systems	5.02	7/01/2036	4,897

Maryland (0.3%)

3,000	Baltimore Board of School
	Commissioners	5.69	12/15/2025	3,447
2,295	EDC	4.05	6/01/2027	2,239
2,390	EDC	4.15	6/01/2028	2,322
2,490	EDC	4.25	6/01/2029	2,415
1,330	EDC	4.35	6/01/2030	1,289
1,385	EDC	4.40	6/01/2031	1,341
				13,053

Portfolio of Investments | 20

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Massachusetts (0.1%)

$ 3,000 Boston Medical Center Corp.3.91% 7/01/2028 $ 2,898

New Jersey (0.8%)

2,525	Atlantic City	4.23	9/01/2025	2,504
2,410	Atlantic City	4.29	9/01/2026	2,388
10,000	EDA	4.45	6/15/2020	10,213
10,000	EDA	5.25	9/01/2026	10,514
2,500	EDA	5.71	6/15/2030	2,758
3,000	Transportation Trust Fund Auth.	5.75	12/15/2028	3,291
				31,668

New York (0.9%)

5,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	5,115
3,000	MTA	5.20	11/15/2018	3,045
5,000	MTA	6.74	11/15/2030	6,214
5,000	New York City	6.27	12/01/2037	6,581
2,500	New York City Transitional Finance Auth.	5.00	2/01/2035	2,668
3,000	Rensselaer Polytechnic Institute	5.60	9/01/2020	3,149
5,000	State Mortgage Agency	4.20	10/01/2027	5,107
110	Town of Oyster Bay	3.55	2/01/2019	110
1,825	Town of Oyster Bay	3.80	2/01/2020	1,824
1,500	Town of Oyster Bay	3.95	2/01/2021	1,498
				35,311

North Carolina (0.1%)

3,000 City of Kannapolis	7.28	3/01/2027	3,197

Ohio (0.1%)

3,000 Miami University	6.67	9/01/2028	3,634

Oklahoma (0.2%)

5,250	Development Finance Auth.	5.45	8/15/2028	5,512
1,365	Development Finance Auth.	5.88	8/01/2037	1,408
				6,920

Pennsylvania (0.0%)

1,000 Economic Development Finance Auth.	3.20	11/15/2027	955

Tennessee (0.1%)

439	Keenan Dev. Association of
	Tennessee, LLC (INS - XL Capital
	Assurance)(a)	5.02	7/15/2028	448
1,745	Metropolitan Nashville Airport Auth. (INS -
	Assured Guaranty Municipal Corp.)	5.14	7/01/2018	1,753
				2,201

Texas (0.3%)

5,000	Baylor Scott & White Holdings	2.65	11/15/2026	4,584
3,430	City of Austin CCD	6.76	8/01/2030	4,182
4,300	Harris County	4.45	11/15/2031	4,146
				12,912

Washington (0.1%)

175	American Eagle Northwest, LLC(a)	4.97	12/15/2018	175
5,000	State (PRE)	5.25	2/01/2036	5,432
				5,607
	Total Municipal Obligations (cost: $166,926)			176,291

21 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

PREFERRED BONDS (0.1%)

Financials (0.1%)

Property & Casualty Insurance (0.1%)

$3,000	Catlin Insurance Co. Ltd. (3 mo. LIBOR +
	2.98%) (a),(f) (cost: $3,000)	5.33%(b)	—(i)	$2,989
	U.S. GOVERNMENT AGENCY ISSUES (0.2%)(l)
	Mortgage-Backed Pass-Through Securities (0.2%)
7,542	Fannie Mae (+)	2.50	7/01/2027	7,399
116	Freddie Mac (+)	5.00	9/01/2020	116
87	Freddie Mac (+)	5.50	4/01/2036	96
	Total U.S. Government Agency Issues (cost: $7,744)			7,611
	U.S. TREASURY SECURITIES (5.0%)
	Bonds (2.3%)(m)
5,050	2.25%, 8/15/2046			4,247
50,000	2.50%, 2/15/2045			44,617
20,000	2.75%, 8/15/2042			18,899
5,000	2.75%, 11/15/2042			4,720
10,000	2.87%, 11/15/2046			9,583
10,000	3.50%, 2/15/2039			10,754
				92,820
	Notes (2.7%)(m)
37,000	1.63%, 2/15/2026			33,674
10,000	2.25%, 11/15/2027			9,430
54,900	2.37%, 5/15/2027 (n)			52,482
10,000	2.75%, 2/15/2028			9,844
				105,430
	Total U.S. Treasury Securities (cost: $210,470)			198,250
	Total Bonds (cost: $3,864,991)			3,861,840

Number
of Shares

	EQUITY SECURITIES (1.5%)
	PREFERRED STOCKS (1.5%)
	Consumer Staples (0.6%)
	Agricultural Products (0.6%)
400,000	CHS, Inc., 7.10%, cumulative redeemable, (3 mo. LIBOR + 4.30%) (b),(f),(i),(k)			11,002
150,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable (a),(i)			15,206
	Total Consumer Staples			26,208
	Financials (0.5%)
	Diversified Banks (0.2%)
87,500	Citigroup Capital XIII, 8.73%, (3 mo. LIBOR + 6.37%) (b)			2,357
50,000	HSBC Holdings plc, 6.20% (i)			1,286
5,000	U.S. Bancorp, 3.50%, (Higher of 3 mo. LIBOR + 1.02% or 3.50%) (b),(i)			4,643
	Total Diversified Banks			8,286
	Life & Health Insurance (0.2%)
369,987	Delphi Financial Group, Inc., 5.03%, cumulative redeemable, (3 mo. LIBOR +
	3.19%)(b)			8,510

Portfolio of Investments | 22

		Market
Number		Value
of Shares	Security	(000)

Regional Banks (0.1%)

2,000 CoBank ACB, 3.51%, (3 mo. LIBOR + 1.18%)(a),(b),(i)$ 1,333

Reinsurance (0.0%)

2,000 American Overseas Group Ltd., 5.92%, non-cumulative, (3 mo. LIBOR +
3.56%)(b),(d),(o),(p)	500
Total Financials	18,629

Real Estate (0.2%)

REITs - Residential (0.2%)

100,000 Equity Residential Properties Trust, 8.29%, Series K, depositary shares, cumulative
redeemable(i)	6,475

Telecommunication Services (0.2%)

Alternative Carriers (0.1%)

200,000 Qwest Corp., 6.50%	4,259

Wireless Telecommunication Services (0.1%)

2,000	Centaur Funding Corp., 9.08%(a)			2,245
	Total Telecommunication Services			6,504
	Total Preferred Stocks (cost: $57,107)			57,816
	Total Equity Securities (cost: $57,107)			57,816

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (0.4%)
	COMMERCIAL PAPER (0.4%)
$3,100	CNH Industrial Capital, LLC (a)	3.25%	1/07/2019	3,024
1,918	Newell Brands, Inc. (a)	2.52	5/23/2018	1,915
4,646	Plains All American Pipeline, LP (a)	2.90	5/09/2018	4,643
5,270	Southern Union Co. (a)	2.23	5/16/2018	5,265
	Total Commercial Paper (cost: $14,853)			14,847

Number
of Shares

	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
43,513	State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(q)
	(cost: $43)			43
	Total Money Market Instruments (cost: $14,896)			14,890
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LOANED (0.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)
495,253	Federated Government Obligations Fund Institutional Class, 1.56%(q)			495
44,994	Fidelity Government Portfolio Class I, 1.58%(q)			45
720,904	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(q)			721
8,925,310	HSBC US Government Money Market Fund Class I, 1.60%(q)			8,925
18,584,696	Invesco Government & Agency Portfolio Institutional Class, 1.61%(q)			18,585

23 | USAA Intermediate-Term Bond Fund

					Market
Number					Value
of Shares	Security				(000)

1,435,768 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
	Class, 1.61%(q)				$1,436
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $30,207)				30,207
	Total Investments (cost: $3,967,201)				$3,964,753

					Unrealized
					Appreciation/
Number of		Expiration	Notional	Contract	(Depreciation)
Contracts	Description	Date	Amount (000)	Value (000)	(000)

FUTURES (1.5%)

LONG FUTURES

Interest Rate Contracts

207	U.S. Treasury Bond	06/20/2018	USD	29,974	$29,776	$(198)
250	U.S. Treasury Note	06/20/2018	USD	30,124	29,906	(218)
	Total Long Futures
					$59,682	$(416)
	Total Futures
					$59,682	$(416)
($ in 000s)		VALUATION HIERARCHY

Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities			$—	$ 50,698	$ —	$50,698
Collateralized Loan Obligations			—	32,645	—	32,645
Collateralized Mortgage Obligation			—	1,907	—	1,907
Commercial Mortgage Securities			—	238,194	—	238,194
Corporate Obligations			—	2,367,479	—	2,367,479
Eurodollar and Yankee Obligations			—	774,086	—	774,086
Foreign Government Obligations			—	11,690	—	11,690
Municipal Obligations			—	176,291	—	176,291
Preferred Bonds			—	2,989	—	2,989
U.S. Government Agency Issues			—	7,611	—	7,611
U.S. Treasury Securities			198,250	—	—	198,250
Equity Securities:
Preferred Stocks			1,286	56,030	500	57,816
Money Market Instruments:
Commercial Paper			—	14,847	—	14,847
Government & U.S. Treasury Money Market
Funds			43	—	—	43
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds			30,207	—	—	30,207
Total		$229,786		$3,734,467	$500	$3,964,753
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)			$ (416)	$—	$—	$(416)

Total			$(416)	$—	$—	$(416)

Portfolio of Investments | 24

(1) Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS
Preferred
($ in 000s)	Stocks

Balance as of July 31, 2017	$ 500
Purchases	–
Sales	–
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	–
Change in net unrealized appreciation/(depreciation) of investments	–
Balance as of April 30, 2018	$500

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

25 | USAA Intermediate-Term Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Intermediate-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), Intermediate-Term Bond Fund Adviser Shares (Adviser Shares), and Intermediate-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

Notes to Portfolio of Investments | 26

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

27 | USAA Intermediate-Term Bond Fund

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 28

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$29,525,000	$—	$30,207,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets

29 | USAA Intermediate-Term Bond Fund

with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at April 30, 2018, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,972,171,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 20.8% of net assets at April 30, 2018.

G.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the

Notes to Portfolio of Investments | 30

information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

H.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

31 | USAA Intermediate-Term Bond Fund

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CAD	Canadian Dollar
CCD	Community College District
CMT	Constant Maturity Treasury
EDA	Economic Development Authority
EDC	Economic Development Corp.
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Notes to Portfolio of Investments | 32

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2018, was $8,942,000, which represented 0.2% of the Fund's net assets.

(e)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(f)The security, or a portion thereof, was out on loan as of April 30, 2018.

(g)The security, or a portion thereof, is segregated to cover the value of open futures contracts at April 30, 2018.

(h)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

(i)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)At April 30, 2018, the issuer was in default with respect to interest and/or principal payments.

(k)Restricted security that is not registered under the Securities Act of 1933.

33 | USAA Intermediate-Term Bond Fund

(l)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(m)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(n)Securities with a value of $1,912,000 are segregated as collateral for initial margin requirements on open futures contracts.

(o)Security was fair valued at April 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $500,000, which represented less than 0.1% of the Fund's net assets.

(p)Security was fair valued at Level 3.

(q)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 34

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA MONEY MARKET FUND

APRIL 30, 2018

(Form N-Q)

48485-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Money Market Fund

April 30, 2018 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

EURODOLLAR AND YANKEE OBLIGATIONS (29.0%)

Diversified Banks (23.0%)

$40,000	Bank of Nova Scotia (1 mo. LIBOR +
	0.24%)	2.14%(a)	10/26/2018	$40,000
25,000	Bank of Nova Scotia (1 mo. LIBOR +
	0.24%)	2.15(a)	1/02/2019	25,000
30,000	Bank of Nova Scotia (1 mo. LIBOR +
	0.41%)	2.30(a)	1/09/2019	30,000
30,000	Bayerische Landesbank (1 mo. LIBOR +
	0.40%)	2.29(a)	5/09/2018	30,000
25,000	Bayerische Landesbank (1 mo. LIBOR +
	0.40%)	2.30(a)	4/23/2019	25,000
50,000	BNP Paribas S.A. (1 mo. LIBOR + 0.20%)	2.10(a)	8/28/2018	50,000
25,000	BNP Paribas S.A. (1 mo. LIBOR + 0.21%)	2.11(a)	9/20/2018	25,000
40,000	BNP Paribas S.A. (1 mo. LIBOR + 0.23%)	2.14(a)	10/01/2018	40,000
30,000	BNP Paribas S.A. (1 mo. LIBOR + 0.23%)	2.13(a)	10/24/2018	30,000
40,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.24%)	2.14(a)	10/29/2018	40,000
30,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.20%)	2.10(a)	11/21/2018	30,000
30,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.24%)	2.15(a)	1/02/2019	30,000
25,000	Canadian Imperial Bank of Commerce (1
	mo. LIBOR + 0.46%)	2.35(a)	3/18/2019	25,000
30,000	Mizuho Bank Ltd. (1 mo. LIBOR + 0.20%)	2.09(a)	7/18/2018	30,000
30,000	Mizuho Bank Ltd. (1 mo. LIBOR + 0.41%)	2.30(a)	10/22/2018	30,000
25,000	Natixis (1 mo. LIBOR + 0.25%)	2.15(a)	7/31/2018	25,000
40,000	Natixis S.A. (1 mo. LIBOR + 0.45%)	2.36(a)	1/02/2019	40,000
30,000	Natixis S.A. (1 mo. LIBOR + 0.48%)	2.37(a)	1/11/2019	30,000
25,000	Norinchukin Bank (1 mo. LIBOR + 0.15%)	2.05(a)	5/25/2018	25,000
25,000	Royal Bank of Canada (1 mo. LIBOR +
	0.21%)	2.11(a)	9/20/2018	25,000
35,000	Standard Chartered Bank (1 mo. LIBOR +
	0.21%)	2.11(a)	6/22/2018	35,000
25,000	Standard Chartered Bank (1 mo. LIBOR +
	0.41%)	2.32(a)	10/01/2018	25,000
30,000	Standard Chartered Bank (1 mo. LIBOR +
	0.25%)	2.15(a)	10/29/2018	30,000
40,000	Standard Chartered Bank (1 mo. LIBOR +
	0.47%)	2.38(a)	1/02/2019	40,000
25,000	Standard Chartered Bank (1 mo. LIBOR +
	0.28%)	2.17(a)	2/07/2019	25,000
30,000	Sumitomo Mitsui Banking Corp. (1 mo.
	LIBOR + 0.20%)	2.10(a)	5/10/2018	30,000
50,000	Sumitomo Mitsui Banking Corp. (1 mo.
	LIBOR + 0.24%)	2.13(a)	8/13/2018	50,000
50,000	Sumitomo Mitsui Banking Corp. (1 mo.
	LIBOR + 0.30%)	2.18(a)	9/05/2018	50,000
30,000	Sumitomo Mitsui Banking Corp. (1 mo.
	LIBOR + 0.25%)	2.15(a)	10/24/2018	30,000

1| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$40,000	Westpac Banking Corp. (1 mo. LIBOR +
	0.23%)	2.13%(a)	1/10/2019	$40,000
40,000 Westpac Banking Corp. (1 mo. LIBOR +
	0.23%)	2.12(a)	1/18/2019	40,000
				1,020,000

Diversified Capital Markets (3.2%)

40,000	Credit Agricole Corporate and Investment
	Bank (1 mo. LIBOR + 0.30%)	2.18(a)	12/05/2018	40,000
50,000	Credit Suisse AG (1 mo. LIBOR + 0.37%)	2.26(a)	5/02/2018	50,000
25,000	Credit Suisse AG (1 mo. LIBOR + 0.25%)	2.14(a)	8/06/2018	25,000
25,000	Credit Suisse AG (1 mo. LIBOR + 0.46%)	2.37(a)	5/01/2019	25,000
				140,000

Other Diversified Financial Services (2.0%)

50,000	Toronto-Dominion (1 mo. LIBOR + 0.20%)	2.09(a)	8/06/2018	50,000
40,000	Toronto-Dominion Bank (1 mo. LIBOR +
	0.27%)	2.17(a)	2/12/2019	40,000
				90,000

Steel (0.8%)

20,000	SSAB AB (LOC - Swedbank AB)(b)	1.86	4/01/2034	20,000
15,000	SSAB AB (LOC - Credit Agricole Corp.
	Inv. Bank)(b)	1.86	5/01/2034	15,000
				35,000
	Total Eurodollar and Yankee Obligations (cost: $1,285,000)			1,285,000

COMMERCIAL PAPER (23.1%)

19,000	AutoZone, Inc.(c)	2.32	5/03/2018	18,998
16,000	AutoZone, Inc.(c)	2.23	5/09/2018	15,992
43,000	AutoZone, Inc.(c)	2.20	5/15/2018	42,963
20,000	AutoZone, Inc.(c)	2.26	6/05/2018	19,956
40,000	Barton Capital Corp.(c)	2.35	7/02/2018	39,838
30,000	Bayerische Landesbank	1.80	5/01/2018	30,000
7,500	Crown Point Capital Co.(c)	2.30	7/05/2018	7,469
40,000	Crown Point Capital Co.(c)	2.35	7/10/2018	39,817
10,000	Ei Du Pont De Nemours(c)	2.21	5/01/2018	10,000
5,000	Ei Du Pont De Nemours(c)	2.42	6/04/2018	4,989
19,000	Ei Du Pont De Nemours(c)	2.47	6/19/2018	18,936
20,000	Ei Du Pont De Nemours(c)	2.50	7/09/2018	19,904
14,000	Ei Du Pont De Nemours(c)	2.50	7/12/2018	13,930
25,000	Fairway Finance Corp.(c)	2.29	7/02/2018	24,901
40,000	Gotham Funding Corp.(c)	2.30	6/20/2018	39,872
10,000	Hannover Funding Co., LLC(c)	2.34	5/01/2018	10,000
10,000	Hannover Funding Co., LLC(c)	2.34	5/02/2018	9,999
10,000	Hannover Funding Co., LLC(c)	2.34	5/03/2018	9,999
10,000	Hannover Funding Co., LLC(c)	2.38	5/04/2018	9,998
10,000	Hannover Funding Co., LLC(c)	2.33	5/07/2018	9,996
10,000	Hannover Funding Co., LLC(c)	2.35	5/08/2018	9,995
15,000	Hyundai Capital America(c)	2.10	5/01/2018	15,000
10,182	Hyundai Capital America(c)	2.43	5/14/2018	10,173
50,000	Hyundai Capital America(c)	2.58	6/18/2018	49,828
20,000	Hyundai Capital America(c)	2.50	6/20/2018	19,931
20,000	Hyundai Capital America(c)	2.50	6/27/2018	19,921
25,600	Liberty Funding, LLC(c)	1.82	5/11/2018	25,587
50,000	LMA Americas, LLC(c)	1.82	5/17/2018	49,960
36,000	LMA Americas, LLC(c)	2.35	8/06/2018	35,772
24,000	LMA Americas, LLC(c)	2.36	8/23/2018	23,821
10,000	LyondellBasell Industries N.V.(c)	2.30	6/21/2018	9,967
21,680	Manhattan Asset Funding Co., LLC(c)	2.36	6/28/2018	21,598
30,000	Ridgefield Funding Co.(c)	2.35	7/02/2018	29,879
24,000	Ridgefield Funding Co.(c)	2.35	7/16/2018	23,881
20,000	Ridgefield Funding Co.(c)	2.35	7/18/2018	19,898
27,000	Ridgefield Funding Co.(c)	2.40	8/17/2018	26,806

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$40,000	Sheffield Receivable Co., LLC(c)	2.30%	6/13/2018	$39,890
29,000	Sheffield Receivable Co., LLC(c)	2.37	6/21/2018	28,903
20,000	Sheffield Receivable Co., LLC(c)	2.38	6/25/2018	19,927
23,600	Sheffield Receivable Co., LLC(c)	2.33	7/02/2018	23,505
120,000	SYSCO Corp.(c)	2.08	5/01/2018	120,000
	Total Commercial Paper (cost: $1,021,799)			1,021,799

CORPORATE OBLIGATIONS (14.1%)

Building Products (0.1%)

3,795	Cornell Iron Works, Inc. (LOC - Bank of
	America Corp.) (Put Date 5/3/2018)(b)	2.09	4/01/2019	3,795
2,685	Moondance Enterprises, LP (LOC - PNC
	Financial Services Group)(b)	1.90	11/01/2020	2,685
				6,480

Commercial Printing (0.0%)

1,493 Fairway, LLC (LOC - Federal Home Loan
Bank of San Francisco) (Put Date
5/7/2018)(b)	1.95	12/01/2023	1,493

Distributors (0.3%)

14,405 Bhavnani, LLC (LOC - U.S. Bancorp) (Put
Date 5/7/2018)(b)	1.90	5/01/2038	14,405

Diversified Banks (3.2%)

55,800	Citigroup, Inc.	2.15	7/30/2018	55,845
27,405	J.P. Morgan Chase & Co. (3 mo. LIBOR +
	0.63%)	2.99(a)	1/28/2019	27,499
35,000	Wells Fargo Bank, N.A. (1 mo. LIBOR +
	0.21%)	2.11(a)	10/31/2018	35,000
25,000	Wells Fargo Bank, N.A. (1 mo. LIBOR +
	0.25%)	2.15(a)	1/16/2019	25,000
				143,344

Diversified Real Estate Activities (1.7%)

25,000	Fiore Capital, LLC (LOC - Wells Fargo &
	Co.) (Put Date 5/7/2018)(b)	1.88	8/01/2045	25,000
26,315	Paca-Pratt Associates, Inc. (LOC -
	Manufacturers & Traders Trust Co.) (Put
	Date 5/7/2018)(b)	2.35	1/01/2038	26,315
12,153	Pinnacle Properties Development
	Group, LLC (LOC - Federal Home Loan
	Bank of Cincinnati) (Put Date
	5/7/2018)(b)	1.86	6/15/2041	12,153
11,485	Stobro Co., LP (LOC - Federal Home
	Loan Bank of Pittsburgh) (Put Date
	5/7/2018)(b)	1.90	1/01/2032	11,485
				74,953

3| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Education Services (0.1%)

$4,715 Harvest Time Tabernacle, Inc. (LOC -
Federal Home Loan Bank of Dallas)(b)	1.95%	8/01/2037	$4,715

Food Distributors (0.1%)

3,610 Business Finance Corp. (LOC - Federal
Home Loan Bank of Dallas) (Put Date
5/7/2018)(b)	1.99	8/01/2021	3,610

Food Retail (0.5%)

20,000	Altoona-Blair County Development Corp.
	(LOC - PNC Financial Services Group)
	(Put Date 5/7/2018)(b),(c)	1.90	4/01/2035	20,000
1,860	Food Supply, Inc. (LOC - SunTrust
	Bank)(b)	1.87	5/01/2024	1,860
				21,860

Forest Products (0.1%)

2,400 Rex Lumber, LLC (LOC - Federal Home
Loan Bank of Dallas)(b)	1.86	2/01/2022	2,400

Health Care Equipment (0.2%)

1,165	Labcon North America (LOC - BNP
	Paribas) (Put Date 5/7/2018)(b)	1.91	1/01/2040	1,165
7,565	Labcon North America (LOC - BNP
	Paribas)(b)	1.91	6/01/2044	7,565
				8,730

Health Care Facilities (1.0%)

6,510	Bronson Lifestyle Improvement &
	Research Center Co. (LOC - Fifth Third
	Bank)(b)	1.93	9/01/2030	6,510
1,515	HP LRHS Land, LLC (LOC -
	U.S. Bancorp)(b)	2.10	10/01/2030	1,515
1,100	MBE Investment Co., LLC (LOC -
	Comerica Bank, N.A.)(b)	2.10	2/01/2051	1,100
2,170	MCE MOB IV, LP (LOC - PNC Financial
	Services Group) (Put Date 5/7/2018)(b)	1.90	8/01/2022	2,170
2,670	Medical Center of Athens, Inc. (LOC -
	Federal Home Loan Bank of Atlanta)(b)	2.20	9/01/2032	2,670
6,930	Medilucent MOB I, LP (LOC - PNC
	Financial Services Group) (Put Date
	5/7/2018)(b)	1.90	8/01/2030	6,930
17,630	MMC Corp. (LOC - J.P.Morgan Chase &
	Co.) (Put Date 5/7/2018)(b)	2.45	11/01/2035	17,630
4,560	Sawmill Creek Lodge Co. (LOC - Fifth
	Third Bank) (Put Date 5/7/2018)(b)	2.05	10/01/2026	4,560
2,545	Tallahassee Orthopedic Center LC (LOC -
	Wells Fargo & Co.)(b)	1.86	4/03/2034	2,545
				45,630

Health Care Services (0.3%)

5,460	Kaneville Road Joint Venture, Inc. (LOC -
	Federal Home Loan Bank of Chicago)
	(Put Date 5/7/2018)(b)	1.86	11/01/2032	5,460
5,515	Vold Vision Ventures, LLC (LOC - Federal
	Home Loan Bank of Dallas) (Put Date
	5/7/2018)(b)	1.95	10/01/2039	5,515
				10,975

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Hotels, Resorts & Cruise Lines (0.0%)

$1,445 Doghouse Properties, LLC (LOC - Federal
Home Loan Bank of Atlanta) (Put Date
5/7/2018)(b)	1.86%	5/01/2027	$1,445

Investment Banking & Brokerage (0.7%)

29,188 Goldman Sachs Group, Inc. (3 mo. LIBOR
+ 1.10%)	2.94(a)	11/15/2018	29,320

Leisure Facilities (0.5%)

9,325	BallenIsles Country Club, Inc. (LOC -
	Bank of America Corp.) (Put Date
	5/7/2018)(b)	1.94	12/01/2022	9,325
3,650	Cattail Creek Country Club, Inc. (LOC -
	Manufacturers & Traders Trust Co.) (Put
	Date 5/7/2018)(b)	2.35	3/01/2031	3,650
9,350	CEI Capital, LLC (LOC - Fifth Third
	Bank)(b)	2.00	3/01/2033	9,350
				22,325

Life & Health Insurance (1.1%)

2,670	2016 David S Pearl II Irrevocable Trust
	(LOC - Federal Home Loan Bank of
	Dallas) (Put Date 5/9/2018)(b)	1.86	11/01/2036	2,670
25,000	Carol Allen Family Liquidity Trust (LOC -
	Comerica Bank, N.A.)(b)	1.91	3/01/2048	25,000
4,420	Debra B Kennedy Trust (LOC - Federal
	Home Loan Bank of Dallas)(b)	1.86	5/01/2048	4,420
5,800	Jacob Rosenstein 2017 Irrevocable Life
	Insurance Trust (LOC - Bank of
	Oklahoma, N.A.) (Put Date 5/7/2018)(b)	1.86	8/01/2037	5,800
4,445	Lamar Avenue Trust (LOC - Federal Home
	Loan Bank of Dallas)(b)	1.86	12/01/2037	4,445
5,490	Linda E Krejsek Life Insurance Trust (LOC
	- Federal Home Loan Bank of Dallas)(b)	1.86	9/01/2037	5,490
				47,825

Packaged Foods & Meats (0.2%)

2,050	Brewster Cheese Co. (LOC - Bank of
	Montreal) (Put Date 5/7/2018)(b)	1.98	4/03/2023	2,050
7,500	Premier Mushrooms, Inc. (LOC - CoBank,
	ACB) (Put Date 5/30/2018)(b)	1.86	12/01/2037	7,500
				9,550

Paper Products (0.0%)

600Jackson Paper Co. (LOC - Federal Home Loan Bank of Atlanta) (Put Date

	5/7/2018)(b)	1.86	4/01/2027	600
	Publishing (1.1%)
50,000	AARP, Inc. (LOC - Bank of America Corp.)
	(Put Date 5/7/2018)(b)	1.81	5/01/2031	50,000
	Real Estate Operating Companies (2.1%)
10,000	ASC Admiral Way, LLC (LOC - Federal
	Home Loan Bank of San Francisco)(b)	1.85	8/01/2056	10,000
1,445	Cain Capital Investments, LLC (LOC -
	BB&T Corp.) (Put Date 5/30/2018)(b)	2.16	10/01/2046	1,445
10,550	Delos, LLC (LOC - Wells Fargo & Co.)
	(Put Date 5/7/2018)(b)	1.92	3/01/2037	10,550

5| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$2,700	Dennis Wesley Co., Inc. (LOC - Federal
	Home Loan Bank of Indianapolis)(b)	1.86%	6/15/2034	$2,700
7,000	Desert Vistas, LP (LOC - Federal Home
	Loan Bank of San Francisco) (Put Date
	5/7/2018)(b)	1.85	9/01/2055	7,000
7,450	EMF, LLC (LOC - Comerica Bank, N.A.)
	(Put Date 5/7/2018)(b)	2.36	6/01/2042	7,450
2,950	Foster/Schweihofer Real Estate Co., LLC
	(LOC - Comerica Bank, N.A.)(b)	1.93	9/20/2033	2,950
3,750	Herman & Kittle Capital, LLC (LOC -
	Federal Home Loan Bank of
	Cincinnati)(b)	1.86	2/01/2037	3,750
9,345	Housing Venture I (LOC - Federal Home
	Loan Bank of San Francisco)(b)	1.85	12/01/2055	9,345
3,400	Partisan Property, Inc. (LOC - Wells Fargo
	& Co.) (Put Date 5/7/2018)(b)	1.91	9/01/2044	3,400
13,150	Pineview Estates LC (LOC - Fifth Third
	Bank)(b)	2.00	4/01/2038	13,150
620	Science & Technology Campus Corp.
	(LOC - Fifth Third Bank) (Put Date
	5/30/2018)(b)	2.05	11/01/2020	620
18,390	Sugar Creek Finance Co., LLC (LOC -
	Northern Trust Corp.) (Put Date
	5/7/2018)(b)	1.85	6/01/2042	18,390
				90,750

Specialty Stores (0.7%)

27,315	Bass Pro Rossford Development Co., LLC
	(LOC - Fifth Third Bank)(b)	2.05	11/01/2027	27,315
2,230	NextGen Automotive, LLC (LOC - Fifth
	Third Bank) (Put Date 5/30/2018)(b)	2.00	4/01/2048	2,230
				29,545

Steel (0.1%)

2,490 Klein Steel Service, Inc. (LOC -
Manufacturers & Traders Trust Co.) (Put
Date 5/7/2018)(b),(c)	2.35	8/01/2025	2,490
Total Corporate Obligations (cost: $622,445)			622,445

CERTIFICATES OF DEPOSIT (12.6%)

Diversified Banks (8.2%)

30,000	Bank of Montreal	1.61	5/17/2018	30,000
50,000	Bank of Montreal	1.66	6/01/2018	50,000
50,000	Bank of Nova Scotia	1.70	6/18/2018	50,000
30,000	Landesbank Baden-Wurttemberg	1.75	6/11/2018	30,000
40,000	Natixis	1.80	6/13/2018	40,000
25,000	Nordea Bank AB	1.90	7/23/2018	25,000
40,000	Societe Generale	1.85	5/31/2018	40,000
50,000	Wells Fargo Bank, N.A.	1.65	6/01/2018	50,000
25,000	Wells Fargo Bank, N.A.	1.70	6/19/2018	25,000
25,000	Wells Fargo Bank, N.A.	1.95	12/07/2018	25,000
				365,000

Diversified Capital Markets (4.4%)

25,000	Credit Suisse AG	1.75	8/01/2018	25,000
25,000	Credit Suisse AG	1.76	8/08/2018	25,000
25,000	Deutsche Bank	2.12	6/08/2018	25,000
25,000	Deutsche Bank (1 mo. LIBOR + 0.57%)	2.47(a)	6/14/2018	25,000
40,000	Deutsche Bank (1 mo. LIBOR + 0.58%)	2.49(a)	7/02/2018	40,000

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$30,000	Deutsche Bank (1 mo. LIBOR + 0.51%)	2.40%(a)	7/17/2018	$30,000
25,000	Deutsche Bank	2.72	10/01/2018	25,000
				195,000
	Total Certificates of Deposit (cost: $560,000)			560,000

MUNICIPAL OBLIGATIONS (12.1%)

Alabama (0.2%)

7,250 Mobile Alabama IDB (Put Date
4/30/2018)(b)	1.70	9/01/2031	7,250

Arizona (0.6%)

26,625 Yavapai County IDA (LOC - Bank of Nova
Scotia) (Put Date 5/7/2018)(b)	2.00	9/01/2035	26,625

Arkansas (0.6%)

28,750 Union County (LOC - SunTrust Bank) (Put
Date 5/7/2018)(b)	1.84	10/01/2027	28,750

California (0.1%)

570	Alameda County IDA (LOC - BNP
	Paribas) (Put Date 5/7/2018)(b)	1.93	12/01/2040	570
4,030	Hesperia Public Financing Auth. (LOC -
	BNP Paribas) (Put Date 5/7/2018)(b)	1.81	6/01/2026	4,030
				4,600

Colorado (0.3%)

2,800	Sheridan Redev. Agency (LOC -
	J.P.Morgan Chase & Co.) (Put Date
	5/7/2018)(b)	2.00	12/01/2029	2,800
10,704	Traer Creek Metropolitan District (LOC -
	BNP Paribas) (Put Date 5/7/2018)(b)	1.95	10/01/2030	10,704
				13,504

Connecticut (0.1%)

2,990 Dev. Auth. (LOC - Toronto-Dominion
Bank) (Put Date 5/7/2018)(b)	1.96	12/01/2028	2,990

Georgia (0.1%)

1,800	Cobb County Development Auth. (LOC -
	Federal Home Loan Bank of Atlanta)
	(Put Date 5/7/2018)(b)	1.86	2/01/2030	1,800
2,510	Fulton County Development Auth. (LOC -
	Federal Home Loan Bank of Atlanta)
	(Put Date 5/7/2018)(b)	1.95	5/01/2030	2,510
				4,310

Illinois (0.5%)

3,565	Finance Auth. (LOC - Federal Home Loan
	Bank of Chicago) (Put Date 5/7/2018)(b)	1.93	7/01/2040	3,565
20,370	University of Illinois (LOC - Northern Trust
	Corp.) (Put Date 5/7/2018)(b)	1.80	4/01/2044	20,370
				23,935

Indiana (0.9%)

560	City of Indianapolis (LOC - Citizens
	Financial Group) (Put Date 5/7/2018)(b)	2.20	11/01/2042	560
11,300	City of Knox (LOC - SunTrust Bank) (Put
	Date 5/7/2018)(b)	1.88	2/01/2046	11,300
6,405	City of Marion (LOC - Key Bank, N.A.)
	(Put Date 5/7/2018)(b)	2.00	2/01/2035	6,405

7| USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

$19,000	Dev. Finance Auth. (Put Date 5/7/2018)(b)	1.88%	12/01/2038	$19,000
2,200	Finance Auth. (LOC - Bank of America
	Corp.) (Put Date 5/7/2018)(b)	1.85	12/01/2027	2,200
				39,465

Kentucky (0.2%)

7,815 Hancock County (LOC - Wells Fargo &
Co.) (Put Date 5/7/2018)(b)	1.95	4/01/2028	7,815

Louisiana (0.2%)

2,440	Caddo Parish IDB, Inc. (LOC - Capital
	One, N.A.) (Put Date 5/7/2018)(b)	2.06	7/01/2024	2,440
2,475	Public Facilities Auth. (LOC - Capital One,
	N.A.) (Put Date 5/7/2018)(b)	2.10	7/01/2028	2,475
3,875	St. Charles Parish (LOC - Federal Home
	Loan Bank of Atlanta) (Put Date
	5/7/2018)(b)	1.88	9/01/2024	3,875
1,760	State Tammany Parish Economic &
	Industrial Development District (LOC -
	Federal Home Loan Bank of Dallas)
	(Put Date 5/7/2018)(b)	1.89	7/01/2022	1,760
				10,550

Michigan (4.3%)

14,305	Charter Township of Commerce (LOC -
	PNC Financial Services Group) (Put
	Date 5/7/2018)(b)	1.82	10/01/2034	14,305
20,565	Finance Auth. (LOC - Bank of Montreal)
	(Put Date 5/7/2018)(b)	1.84	9/01/2050	20,565
65,000	Finance Auth. (LOC - PNC Financial
	Services Group) (Put Date 5/7/2018)(b)	1.85	9/01/2050	65,000
88,500	Finance Auth. (LOC - J.P.Morgan Chase &
	Co.) (Put Date 5/5/2018)(b)	1.80	9/01/2053	88,500
				188,370

Mississippi (0.1%)

2,500 Business Finance Corp. (LOC - Federal
Home Loan Bank of Dallas) (Put Date
5/7/2018)(b)	1.84	7/01/2020	2,500

New York (2.4%)

4,380	Brookhaven IDA (LOC - Capital One,
	N.A.) (Put Date 5/7/2018)(b)	1.95	1/01/2025	4,380
1,665	Columbia County IDA (LOC - HSBC Bank
	USA, Inc.) (Put Date 5/7/2018)(b)	1.95	7/01/2027	1,665
13,350	Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 4/30/2018)(b)	1.72	5/01/2042	13,350
22,350	Housing Finance Agency (LOC -
	J.P.Morgan Chase & Co.) (Put Date
	5/7/2018)(b)	1.80	11/01/2048	22,350
5,800	Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 4/30/2018)(b)	1.72	5/01/2041	5,800
29,400	Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen) (Put
	Date 5/7/2018)(b)	1.80	11/01/2044	29,400
4,310	Putnam County IDA (LOC - Citizens
	Financial Group) (Put Date 5/7/2018)(b)	2.00	7/01/2032	4,310
24,365	Saratoga County IDA (LOC - J.P.Morgan
	Chase & Co.) (Put Date 5/7/2018)(b)	1.90	11/01/2021	24,365
				105,620

Portfolio of Investments | 8

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

Pennsylvania (0.3%)

$4,736	Allegheny County IDA (LOC - PNC
	Financial Services Group) (Put Date
	5/7/2018)(b)	1.98%	11/01/2027	$4,736
1,850	Berks County Municipal Auth. (LOC -
	Citizens Financial Group) (Put Date
	5/7/2018)(b)	2.08	5/15/2022	1,850
3,090	East Hempfield Township IDA (LOC -
	Fulton Bank) (Put Date 5/7/2018)(b)	2.05	10/15/2026	3,090
2,300	Economic Development Financing Auth.
	(LOC - PNC Financial Services Group)
	(Put Date 5/7/2018)(b)	1.90	4/01/2035	2,300
1,610	Lancaster IDA (LOC - Fulton Bank) (Put
	Date 5/7/2018)(b)	2.10	6/01/2027	1,610
				13,586

South Carolina (0.0%)

2,500 Berkeley County (Put Date 5/7/2018)(b)	2.00	9/01/2028	2,500

Texas (1.1%)

8,000	Port of Port Arthur Navigation District (Put
	Date 4/30/2018)(b)	1.80	4/01/2040	8,000
38,930	Port of Port Arthur Navigation District (Put
	Date 5/7/2018)(b)	2.00	12/01/2027	38,930
				46,930

Virginia (0.0%)

135 Roanoke County EDA (LOC - BB&T
Corp.) (Put Date 5/7/2018)(b)	2.90	10/01/2028	135

Wisconsin (0.1%)

1,855	Franklin IDB (LOC - Federal Home Loan
	Bank of Chicago) (Put Date 5/7/2018)(b)	1.99	7/01/2032	1,855
4,890	West Bend Housing Auth. (LOC - Federal
	Home Loan Bank of Chicago) (Put
	Date 5/7/2018)(b)	1.99	9/01/2035	4,890
				6,745
	Total Municipal Obligations (cost: $536,180)			536,180

U.S. TREASURY SECURITIES (6.7%)

Bills (2.0%)(d)

25,000	1.40%, 05/24/2018	24,977
40,000	1.41%, 05/24/2018	39,964
25,000	1.61%, 10/11/2018	24,818
		89,759

Notes (4.7%)(e)

50,000	1.91%, 04/30/2019, (3 mo. USTMMR + 0.07%)(a),(f)	50,085
50,000	1.98%, 01/31/2019, (3 mo. USTMMR + 0.14%)(a),(f)	50,085
35,000	2.02%, 07/31/2018, (3 mo. USTMMR + 0.17%)(a),(f)	35,022
70,000	2.02%, 10/31/2018, (3 mo. USTMMR + 0.17%)(a),(f)	70,088
		205,280
	Total U.S. Treasury Securities (cost: $295,039)	295,039

9| USAA Money Market Fund

Principal
Amount		Value
(000)	Security	(000)

REPURCHASE AGREEMENTS (2.8%)

$123,000 Natixis Securities Americas, LLC, 1.70%, acquired 4/30/2018 and due on 5/01/2018 at $123,000 (collateralized by $13,610 of U.S. Treasury, 1.25% - 8.75%, due
6/30/2019 - 2/15/2047; $111,856 of Mortgage-Backed Securities, 3.00% - 6.00%,
due 3/01/2027 - 1/01/2048; combined market value $125,466)(e) (cost: $123,000)	$ 123,000
Total Investments (cost: $4,443,463)				$4,443,463
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Money Market Instruments:
Eurodollar and Yankee Obligations	$—	$ 1,285,000	$—	$1,285,000
Commercial Paper	—	1,021,799	—	1,021,799
Corporate Obligations	—	622,445	—	622,445
Certificates of Deposit	—	560,000	—	560,000
Municipal Obligations	—	536,180	—	536,180
U.S. Treasury Securities	—	295,039	—	295,039
Repurchase Agreements	—	123,000	—	123,000
Total	$—	$4,443,463	$—	$4,443,463

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

11 | USAA Money Market Fund

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At April 30, 2018, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D.Securities purchased on a delayed-delivery or when-issued basis– Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these

Notes to Portfolio of Investments | 12

securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,424,789,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 34.2% of net assets at April 30, 2018.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

G.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

13 | USAA Money Market Fund

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Certificates of deposit – Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
LIBOR	London Interbank Offered Rate
USTMMR	Quarterly US Treasury Money Market Rate

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, USAA Mutual Funds Trust's Board of Trustees, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2018.

Notes to Portfolio of Investments | 14

(b)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(d)Rate represents an annualized yield at time of purchase, not coupon rate.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(f)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

15 | USAA Money Market Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA SCIENCE & TECHNOLOGY FUND

APRIL 30, 2018

(Form N-Q)

48495-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Science & Technology Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (99.2%)

COMMON STOCKS (99.1%)

Consumer Discretionary (6.4%)

Automobile Manufacturers (0.4%)

18,257 Tesla, Inc.(a),(b)$ 5,366

Internet & Direct Marketing Retail (6.0%)

31,852	Amazon.com, Inc.(a)	49,884
3,693	Booking Holdings, Inc.(a)	8,043
81,132	Expedia Group, Inc.	9,342
27,377	Netflix, Inc.(a)	8,554
66,301	TripAdvisor, Inc.(a),(b)	2,481
162,900	Yume No Machi Souzou Iinkai Co. Ltd.(c)	2,822
		81,126
	Total Consumer Discretionary	86,492

Consumer Staples (0.3%)

Drug Retail (0.3%)

51,998	Walgreens Boots Alliance, Inc.	3,455
6,054	Zur Rose Group AG(a),(b),(c)	712
	Total Consumer Staples	4,167

Health Care (24.2%)

Biotechnology (6.4%)

174,093	Aduro Biotech, Inc.(a),(b)	1,201
31,218	Aimmune Therapeutics, Inc.(a)	969
77,705	Alder Biopharmaceuticals, Inc.(a)	1,103
125,551	Alkermes plc(a)	5,558
35,335	Alnylam Pharmaceuticals, Inc.(a)	3,340
45,496	Arena Pharmaceuticals, Inc.(a)	1,813
54,411	Audentes Therapeutics, Inc.(a)	2,033
10,598	Biogen, Inc.(a)	2,900
11,700	Biohaven Pharmaceutical Holding Co. Ltd.(a)	341
26,125	Bluebird Bio, Inc.(a)	4,445
49,669	Calithera Biosciences, Inc.(a)	305
39,524	Celgene Corp.(a)	3,443
84,081	Clementia Pharmaceuticals, Inc.(a)	1,368
229,530	Coherus Biosciences, Inc.(a),(b)	2,777
118,539	Cytokinetics, Inc.(a)	984
68,673	G1 Therapeutics, Inc.(a)	2,634
19,562	Galapagos N.V.(a)	1,767
17,461	Genmab A/S(a),(c)	3,531
62,010	Global Blood Therapeutics, Inc.(a)	2,738
125,411	GlycoMimetics, Inc.(a),(b)	2,118
32,019	Incyte Corp.(a)	1,983
20,683	Innate Pharma S.A.(a),(b),(c)	158
85,890	Ironwood Pharmaceuticals, Inc.(a)	1,556
81,670	Karyopharm Therapeutics, Inc.(a)	1,068

1| USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)

54,480	Loxo Oncology, Inc.(a)	$6,860
82,915	Momenta Pharmaceuticals, Inc.(a)	1,725
68,558	Nightstar Therapeutics plc ADR(a),(b)	981
116,734	Portola Pharmaceuticals, Inc.(a),(b)	4,218
42,843	Radius Health, Inc.(a),(b)	1,294
9,028	Regeneron Pharmaceuticals, Inc.(a)	2,742
372,872	Rigel Pharmaceuticals, Inc.(a)	1,346
116,869	Seattle Genetics, Inc.(a)	5,983
125,887	Syndax Pharmaceuticals, Inc.(a)	1,314
21,489	TESARO, Inc.(a)	1,094
162,904	Trevena, Inc.(a)	303
25,676	Ultragenyx Pharmaceutical, Inc.(a)	1,305
31,416	UroGen Pharma Ltd.(a)	1,760
34,173	Vertex Pharmaceuticals, Inc.(a)	5,234
24,163	Zealand Pharma A/S ADR(a)	360
		86,652

Health Care Distributors (0.8%)

59,274	Cardinal Health, Inc.	3,803
40,107	McKesson Corp.	6,265
10,500	Owens & Minor, Inc.	171
		10,239

Health Care Equipment (5.7%)

123,918	Abbott Laboratories	7,203
69,421	AtriCure, Inc.(a)	1,543
27,266	Baxter International, Inc.	1,895
26,995	Becton, Dickinson & Co.	6,259
354,411	Boston Scientific Corp.(a)	10,179
19,160	Danaher Corp.	1,922
30,488	Edwards Lifesciences Corp.(a)	3,883
135,821	Globus Medical, Inc. "A"(a)	6,953
41,892	Hologic, Inc.(a)	1,625
150,446	K2M Group Holdings, Inc.(a)	2,873
42,241	Koninklijke Philips N.V.(c)	1,783
183,287	Medtronic plc	14,687
22,937	NuVasive, Inc.(a)	1,220
12,100	Siemens Healthineers AG(a),(d)	472
58,174	Stryker Corp.	9,856
14,666	Teleflex, Inc.	3,929
6,848	Zimmer Biomet Holdings, Inc.	789
		77,071

Health Care Facilities (0.7%)

49,377	Acadia Healthcare Co., Inc.(a)	1,757
879,000	China Resources Phoenix Healthcare Holdings Co. Ltd.(b),(c)	1,146
150,429	Georgia Healthcare Group plc(a),(c),(d)	575
41,835	HCA Healthcare, Inc.	4,005
24,100	LifePoint Health, Inc.(a)	1,155
10,791	Universal Health Services, Inc. "B"	1,232
		9,870

Health Care Services (0.1%)

24,718 Envision Healthcare Corp.(a)	919

Health Care Supplies (0.3%)

24,865	Dentsply Sirona, Inc.	1,252
107,079	Endologix, Inc.(a),(b)	461
96,782	OraSure Technologies, Inc.(a)	1,716
		3,429

Health Care Technology (0.6%)

26,801	athenahealth, Inc.(a)	3,282
25,157	Cerner Corp.(a)	1,466

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

94,717	HMS Holdings Corp.(a)	$1,706
45,717	Teladoc, Inc.(a),(b)	1,966
		8,420

Life Sciences Tools & Services (0.9%)

13,864	ICON plc(a)	1,631
55,442	Syneos Health, Inc.(a)	2,112
42,170	Thermo Fisher Scientific, Inc.	8,870
16,000	Wuxi Biologics Cayman, Inc.(a),(c),(d)	145
		12,758

Managed Health Care (3.0%)

8,661	Aetna, Inc.	1,551
26,630	Anthem, Inc.	6,285
29,718	Cigna Corp.	5,106
6,679	Humana, Inc.	1,965
12,171	Molina Healthcare, Inc.(a)	1,013
118,600	Qualicorp S.A.	824
90,681	UnitedHealth Group, Inc.	21,437
14,775	WellCare Health Plans, Inc.(a)	3,031
		41,212

Pharmaceuticals (5.7%)

65,441	Allergan plc	10,055
228,887	AstraZeneca plc ADR	8,132
237,374	Bristol-Myers Squibb Co.	12,374
29,170	Chugai Pharmaceutical Co. Ltd.(c)	1,541
95,000	Clearside Biomedical, Inc.(a),(b)	1,157
52,162	Dermira, Inc.(a)	475
57,620	Eisai Co. Ltd.(c)	3,854
105,141	Eli Lilly & Co.	8,524
64,200	Evolus, Inc.(a),(b)	440
15,728	Hikma Pharmaceuticals plc(c)	277
45,296	Impax Laboratories, Inc.(a)	852
42,799	Intersect ENT, Inc.(a)	1,710
13,680	Johnson & Johnson	1,730
18,410	Kala Pharmaceuticals, Inc.(a),(b)	277
68,595	Medicines Co.(a),(b)	2,064
209,442	MediWound Ltd.(a)	1,152
118,577	Mylan N.V.(a)	4,596
77,979	MyoKardia, Inc.(a)	3,852
354,763	Nabriva Therapeutics plc(a)	1,703
90,170	Ono Pharmaceutical Co. Ltd.(c)	2,089
75,356	Revance Therapeutics, Inc.(a)	2,106
38,830	Shionogi & Co. Ltd.(c)	1,999
621,340	Sino Biopharmaceutical Ltd.(c)	1,309
17,850	Takeda Pharmaceutical Co. Ltd.(c)	750
54,878	Teva Pharmaceutical Industries Ltd. ADR(b)	987
35,686	UCB S.A.(b),(c)	2,689
		76,694
	Total Health Care	327,264

Industrials (3.3%)

Aerospace & Defense (0.8%)

67,904 Harris Corp.	10,622

Electrical Components & Equipment (0.7%)

569,336	Bizlink Holding, Inc.(c)	4,199
30,780	Nidec Corp.(c)	4,819
		9,018

Human Resource & Employment Services (0.4%)

40,900 Ceridian HCM Holding, Inc.(a)	1,291

3| USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)

112,551	WageWorks, Inc.(a)	$4,688
		5,979

Research & Consulting Services (1.4%)

17,367	CoStar Group, Inc.(a)	6,368
193,858	TransUnion(a)	12,583
		18,951
	Total Industrials	44,570

Information Technology (64.9%)

Application Software (4.4%)

10,200	DocuSign, Inc.(a)	394
92,057	Guidewire Software, Inc.(a)	7,790
15,700	Ping An Healthcare and Technology Co.(d),(e)	111
253,556	salesforce.com, Inc.(a)	30,678
165,728	Workday, Inc. "A"(a)	20,689
		59,662

Data Processing & Outsourced Services (16.5%)

81,437	Alliance Data Systems Corp.	16,536
133,704	FleetCor Technologies, Inc.(a)	27,714
507,805	Genpact Ltd.	16,194
336,349	Global Payments, Inc.	38,024
77,200	Pagseguro Digital Ltd. "A"(a)	2,565
358,971	PayPal Holdings, Inc.(a)	26,783
166,185	Total System Services, Inc.	13,970
441,614	Visa, Inc. "A"(b)	56,032
160,798	WEX, Inc.(a)	26,036
		223,854

Electronic Components (1.8%)

1,087,760	Sunny Optical Technology Group Co. Ltd.(c)	17,764
11,900,000	Tongda Group Holdings Ltd.(b),(c)	2,636
175,000	Yageo Corp.(c)	3,657
		24,057

Electronic Equipment & Instruments (1.6%)

742,000	Chroma ATE, Inc.(c)	3,725
122,177	Itron, Inc.(a)	7,990
69,470	Zebra Technologies Corp. "A"(a)	9,367
		21,082

Electronic Manufacturing Services (2.3%)

524,500	AAC Technologies Holdings, Inc.(c)	7,528
1,361,958	Flex Ltd.(a)	17,705
26,110	IPG Photonics Corp.(a)	5,562
		30,795

Home Entertainment Software (1.1%)

62,718	Electronic Arts, Inc.(a)	7,400
514,200	Nexon Co. Ltd.(a),(c)	7,478
		14,878

Internet Software & Services (12.5%)

71,232	Alibaba Group Holding Ltd. ADR(a)	12,718
37,760	Alphabet, Inc. "A"(a)	38,462
16,359	Cafe24 Corp.(a),(c)	2,057
52,735	Delivery Hero AG(a),(c),(d)	2,518
49,650	Dropbox, Inc.(f),(g)	1,495
445,275	Facebook, Inc. "A"(a)	76,587
37,215	SINA Corp.(a)	3,556

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

46,862	Spotify Technology S.A.(a)	$7,576
290,512	Tencent Holdings Ltd.(c)	14,263
17,065	Weibo Corp.(a)	1,954
34,778	Wix.com Ltd.(a)	2,860
153,916	Yandex N.V. "A"(a)	5,135
		169,181

IT Consulting & Other Services (1.5%)

71,843	Accenture plc "A"	10,863
117,275	Cognizant Technology Solutions Corp. "A"	9,595
		20,458

Semiconductor Equipment (5.1%)

187,168	Applied Materials, Inc.	9,297
60,059	ASML Holding N.V.(b)	11,318
196,753	Axcelis Technologies, Inc.(a)	4,329
366,340	FormFactor, Inc.(a)	4,204
95,734	KLA-Tencor Corp.	9,740
189,006	Kulicke & Soffa Industries, Inc.(a)	4,326
1,952,000	Sino-American Silicon Products, Inc.(c)	8,391
248,336	Teradyne, Inc.	8,083
48,200	Tokyo Electron Ltd.(c)	9,246
		68,934

Semiconductors (13.4%)

1,537,995	Advanced Micro Devices, Inc.(a),(b)	16,733
70,738	Ams AG(c)	5,839
105,325	Broadcom, Inc.	24,164
366,591	Integrated Device Technology, Inc.(a)	10,202
245,839	LandMark Optoelectronics Corp.(c)	2,292
1,000,993	Marvell Technology Group Ltd.	20,080
173,570	Microchip Technology, Inc.	14,521
490,020	Micron Technology, Inc.(a)	22,531
102,750	NVIDIA Corp.	23,108
293,000	Silergy Corp.(c)	6,127
67,367	SK Hynix, Inc.(c)	5,275
1,232,655	Taiwan Semiconductor Manufacturing Co. Ltd.(c)	9,344
86,105	Texas Instruments, Inc.	8,734
360,206	Tower Semiconductor Ltd.(a)	9,319
479,000	Win Semiconductors Corp.(c)	3,577
		181,846

Systems Software (1.6%)

128,709 ServiceNow, Inc.(a)	21,384

Technology Hardware, Storage, & Peripherals (3.1%)

1,160,000	Catcher Technology Co. Ltd.(c)	12,864
155,219	NetApp, Inc.	10,334
7,596	Samsung Electronics Co. Ltd.(c),(e)	18,726
		41,924
	Total Information Technology	878,055
	Total Common Stocks (cost: $967,335)	1,340,548

PREFERRED STOCKS (0.1%)

Information Technology (0.1%)

Internet Software & Services (0.1%)

55,796 Uber Technologies, Inc., (a),(e),(f),(h) (cost: $866)	1,958
Total Equity Securities (cost: $968,201)	1,342,506

5| USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (0.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

12,220,735 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(i)
(cost: $12,221)	$12,221

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.9%)

65,320	Federated Government Obligations Fund Institutional Class, 1.56%(i)			65
953,348	Fidelity Government Portfolio Class I, 1.58%(i)			953
8,365,574	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(i)			8,366
76,481	HSBC US Government Money Market Fund Class I, 1.60%(i)			76
21,310,709	Invesco Government & Agency Portfolio Institutional Class, 1.61%(i)			21,311
20,385,530	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.61%(i)				20,386
1,188,014	Western Asset Institutional Government Reserves Institutional Class, 1.62%(i)			1,188
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $52,345)				52,345
Total Investments (cost: $1,032,767)				$1,407,072
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,162,732	$ 177,816	$—	$1,340,548
Preferred Stocks	—	—	1,958	1,958
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	12,221	—	—	12,221
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	52,345	—	—	52,345
Total	$1,227,298	$177,816	$1,958	$1,407,072

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Common	Preferred
($ in 000s)	Stocks	Stocks

Balance as of July 31, 2017	$1,778	$ 5,520
Purchases	–	–
Sales	–	(2,548)
Transfers into Level 3	–	–
Transfers out of Level 3	(1,778)	–
Net realized gain (loss) on investments	–	1,348
Change in net unrealized appreciation/(depreciation) of investments	–	(2,362)
Balance as of April 30, 2018	$–	$ 1,958

Portfolio of Investments | 6

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2017, through April 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(127,361)	$127,361	$–
Common Stocks(II)	(14,768)	14,768	–
Common Stocks(III)	1,778	–	(1,778)
Total	$(140,351)	$142,129	$(1,778)

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II)Transferred from Level 1 to Level 2 due to pending stock split.

(III)Transferred from Level 3 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

7| USAA Science & Technology Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Science & Technology Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

Notes to Portfolio of Investments | 8

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

9| USAA Science & Technology Fund

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by a weighted average price between the tender offer price and the original direct offer price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The valuation methodology applied to certain Level 3 securities changed during the year. Securities that were previously valued using valuation models are now being valued by a weighted average price between the tender offer price and the original direct offer price.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans

Notes to Portfolio of Investments | 10

continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$98,865,000	$50,020,000	$52,345,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,353,378,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 19.8% of net assets at April 30, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT

11 | USAA Science & Technology Fund

has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of April 30, 2018.

(c)Securities with a value of $177,705,000, which represented 13.1% of the Fund's net assets, were classified as Level 2 at April 30, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(e)Security was fair valued at April 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees. The total value of all such securities was $20,795,000, which represented 1.5% of the Fund's net assets.

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2018, was $3,453,000, which represented 0.2% of the Fund's net assets.

(g)Restricted security that is not registered under the Securities Act of 1933.

(h)Security was fair valued at Level 3.

(i)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA SHORT-TERM BOND FUND

APRIL 30, 2018

(Form N-Q)

48482-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Short-Term Bond Fund

April 30, 2018 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (97.0%)

ASSET-BACKED SECURITIES (12.2%)

Financials (12.2%)

Asset-Backed - Automobile (2.2%)

$3,750	ARI Fleet Lease Trust(a)	2.55%	10/15/2026 $	3,734
6,063	ARI Fleet Lease Trust(a)	2.84	10/15/2026	6,010
9,583	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.62	9/20/2019	9,576
3,000	Chesapeake Funding II, LLC(a)	3.04	4/15/2030	2,997
3,030	Credit Acceptance Auto Loan Trust(a)	3.01	2/16/2027	3,002
11,000	Credit Acceptance Auto Loan Trust(a)	3.60	4/15/2027	10,910
10,000	Drive Auto Receivables Trust	3.22	3/15/2023	9,968
2,926	Exeter Automobile Receivables Trust(a)	2.82	5/16/2022	2,909
4,209	Exeter Automobile Receivables Trust(a)	3.27	5/16/2022	4,207
2,000	Hertz Vehicle Financing, LLC(a)	1.83	8/25/2019	1,996
5,000	OSCAR U.S. Funding Trust VIII, LLC(a)	3.23	5/10/2022	4,993
2,500	Prestige Auto Receivables Trust(a)	2.98	11/16/2020	2,503
4,719	Santander Drive Auto Receivables Trust	2.74	12/15/2021	4,721
1,430	Westlake Automobile Receivables Trust(a)	2.70	10/17/2022	1,424
				68,950

Asset-Backed Financing (9.5%)

10,000	AmeriCredit Automobile Receivables Trust	2.24	4/08/2022	9,833
3,528	ARL First, LLC (1 mo. LIBOR + 1.75%)(a)	3.53(b)	12/15/2042	3,555
7,250	Avis Budget Rental Car Funding
	AESOP, LLC(a)	2.96	7/20/2020	7,227
4,188	Avis Budget Rental Car Funding
	AESOP, LLC(a)	3.75	7/20/2020	4,179
2,025	Bank of The West Auto Trust(a)	1.65	3/16/2020	2,024
10,000	Bank of The West Auto Trust(a)	1.66	9/15/2020	9,968
5,455	Bank of The West Auto Trust(a)	2.33	9/15/2023	5,320
3,225	California Republic Auto Receivables
	Trust	2.30	12/16/2019	3,223
9,425	California Republic Auto Receivables
	Trust	2.57	11/16/2020	9,377
4,576	California Republic Auto Receivables
	Trust	2.53	6/15/2021	4,540
2,785	Centre Point Funding, LLC(a)	2.61	8/20/2021	2,757
5,789	CIT Education Loan Trust (3 mo. LIBOR +
	0.30%)(a)	2.58(b)	6/25/2042	5,250
5,500	CNH Equipment Trust	2.14	8/15/2022	5,470
1,796	College Loan Corp. Trust (3 mo. LIBOR +
	0.49%)	2.84(b)	1/15/2037	1,659
3,928	Collegiate Funding Services Education
	Loan Trust (3 mo. LIBOR + 0.32%)	2.61(b)	3/28/2035	3,624
776	Dell Equipment Finance Trust(a)	2.75	9/22/2020	776
1,500	Dell Equipment Finance Trust(a)	2.14	4/22/2022	1,491
1,000	Dell Equipment Finance Trust(a)	2.95	4/22/2022	995
1,750	Dell Equipment Finance Trust(a)	2.73	10/24/2022	1,726

1| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,483	Drive Auto Receivables Trust(a)	2.20%	5/15/2020 $	3,485
2,935	Drive Auto Receivables Trust	2.36	3/15/2021	2,928
2,597	Element Rail Leasing I, LLC(a)	2.30	4/19/2044	2,580
7,000	Element Rail Leasing I, LLC(a)	3.67	4/19/2044	7,009
652	Enterprise Fleet Financing, LLC(a)	1.59	2/22/2021	651
5,367	Enterprise Fleet Financing, LLC(a)	2.13	7/20/2022	5,339
10,000	Enterprise Fleet Financing, LLC(a)	2.60	7/20/2022	9,928
1,615	Enterprise Fleet Financing, LLC(a)	1.97	1/20/2023	1,602
2,344	Enterprise Fleet Financing, LLC(a)	2.36	5/20/2023	2,303
3,197	Exeter Automobile Receivables Trust(a)	2.05	12/15/2021	3,178
5,000	Exeter Automobile Receivables Trust(a)	2.75	4/15/2022	4,956
5,300	GM Financial Consumer Automobile
	Receivables Trust	2.08	1/19/2021	5,277
10,500	Hertz Vehicle Financing II, LP(a)	2.96	9/25/2019	10,492
3,000	Huntington Auto Trust "C"	2.15	6/15/2021	2,994
2,598	Iowa Student Loan Liquidity Corp. (3 mo.
	LIBOR + 0.35%)	2.02(b)	9/25/2037	2,369
5,000	Master Credit Card Trust "A"(a)	2.26	7/21/2021	4,947
9,253	MMAF Equipment Finance, LLC(a)	1.93	7/16/2021	9,210
2,900	MMAF Equipment Finance, LLC(a)	2.41	8/16/2024	2,840
1,203	Nelnet Student Loan Trust (3 mo. LIBOR
	+ 0.28%)	2.53(b)	9/22/2037	1,122
2,867	NP SPE II, LLC(a)	3.37	10/21/2047	2,778
8,000	OneMain Direct Auto Receivables Trust(a)	2.55	11/14/2023	7,844
5,000	Prestige Auto Receivables Trust(a)	2.40	4/15/2021	4,996
3,000	Prestige Auto Receivables Trust(a)	3.05	4/15/2021	2,985
2,500	Prestige Auto Receivables Trust(a)	2.39	5/16/2022	2,450
2,753	Santander Drive Auto Receivables Trust	2.73	10/15/2019	2,753
4,000	Santander Drive Auto Receivables Trust	2.66	11/15/2021	3,986
5,000	SBA Tower Trust(a)	2.90	10/15/2044	5,003
10,000	SBA Tower Trust(a)	3.45	3/15/2048	9,934
2,916	SCF Equipment Leasing, LLC(a)	3.41	12/20/2023	2,868
5,000	Securitized Term Auto Receivables
	Trust(a)	2.21	6/25/2021	4,918
3,906	Securitized Term Auto Receivables
	Trust(a)	2.29	3/25/2022	3,805
4,388	SLC Private Student Loan Trust (3 mo.
	LIBOR + 0.30%)	2.65(b)	7/15/2036	4,377
8,000	SLC Private Student Loan Trust (3 mo.
	LIBOR + 0.45%)	2.80(b)	7/15/2036	7,680
845	SLM Student Loan Trust (3 mo. LIBOR +
	0.55%)	2.91(b)	10/25/2065	809
5,000	SunTrust Auto Receivables Trust "B"(a)	2.20	2/15/2021	4,941
8,000	SunTrust Auto Receivables Trust "C"(a)	2.50	4/15/2021	7,918
4,565	Synchrony Credit Card Master Note Trust	2.95	5/15/2024	4,481
6,000	Synchrony Credit Card Master Note Trust
	"B"	1.94	9/15/2021	5,983
15,000	Synchrony Credit Card Master Note Trust
	"C"	2.56	6/15/2023	14,718
5,000	TCF Auto Receivables Owner Trust(a)	2.55	4/15/2021	4,989
7,500	TCF Auto Receivables Owner Trust "B"(a)	2.49	4/15/2021	7,470
5,000	TCF Auto Receivables Owner Trust "B"(a)	2.92	10/17/2022	4,922
3,361	Trinity Rail Leasing, LP(a)	2.26	1/15/2043	3,291
5,706	Westlake Automobile Receivables Trust(a)	2.67	5/17/2021	5,677
3,000	Westlake Automobile Receivables Trust(a)	2.30	10/17/2022	2,987
5,000	Wheels SPV, LLC(a)	1.87	5/20/2025	4,940
				305,707

Other Asset-Backed Securities (0.5%)

9,000	BCC Funding XIV, LLC(a)	2.96	6/20/2023	8,971
2,750	Dell Equipment Finance Trust(a)	3.24	7/22/2022	2,754

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	GreatAmerica Leasing Receivables
	Funding, LLC(a)	2.83%	6/17/2024 $	4,951
				16,676
	Total Financials			391,333
	Total Asset-Backed Securities (cost: $394,132)			391,333

COLLATERALIZED LOAN OBLIGATIONS (1.3%)

Financials (1.3%)

1,500	American Money Management Corp. (3
	mo. LIBOR + 1.50%)(a)	3.85(b)	10/15/2028	1,506
3,000	Annisa Ltd. (3 mo. LIBOR + 1.55%)(a)	3.91(b)	7/20/2028	3,010
1,091	Cent Ltd. (3 mo. LIBOR + 1.30%)(a)	3.06(b)	1/30/2025	1,092
10,500	Oaktree EIF Ltd. (3 mo. LIBOR +
	2.00%)(a)	4.36(b)	10/20/2027	10,540
10,000	Race Point Ltd. (3 mo. LIBOR + 1.60%)(a)	3.96(b)	7/25/2028	10,023
4,000	TIAA Ltd. (3 mo. LIBOR + 1.70%)(a)	4.06(b)	7/20/2028	4,014
2,500	TIAA Ltd. (3 mo. LIBOR + 1.28%)(a)	3.64(b)	4/20/2029	2,507
3,250	Trinitas Ltd. (3 mo. LIBOR + 1.70%)	4.06(b)	10/25/2028	3,267
5,000	Trinitas Ltd. (3 mo. LIBOR + 1.32%)(a)	3.68(b)	7/25/2029	5,019
	Total Financials			40,978
	Total Collateralized Loan Obligations (cost: $40,834)			40,978

COLLATERALIZED MORTGAGE OBLIGATION (0.1%)

Financials (0.1%)

2,944 Sequoia Mortgage Trust (a) (cost: $2,985)	3.00(c)	5/25/2043	2,835

COMMERCIAL MORTGAGE SECURITIES (3.0%)

Financials (3.0%)

Commercial Mortgage-Backed Securities (2.1%)

2,495	Citigroup Commercial Mortgage Trust	2.63	9/10/2045	2,486
4,300	Commercial Mortgage Trust (1 mo. LIBOR
	+ 1.60%)(a)	3.49(b)	2/13/2032	4,310
2,776	Commercial Mortgage Trust	5.94(c)	7/10/2038	2,779
455	Freddie Mac (+)	1.56	10/25/2018	454
3,266	Freddie Mac (+)	1.78	10/25/2020	3,230
8,000	Freddie Mac (+)	2.72	6/25/2022	7,904
4,130	FREMF Mortgage Trust (a)	3.07(c)	10/25/2047	4,107
4,730	GS Mortgage Securities Corp.	3.42	10/10/2032	4,716
5,000	GS Mortgage Securities Corp. (a)	2.86	5/10/2034	4,907
5,297	GS Mortgage Securities Trust (a)	4.95	1/10/2045	5,544
902	J.P.Morgan Chase Commercial Mortgage
	Securities Trust (a)	4.11	7/15/2046	901
1,962	LSTAR Commercial Mortgage Trust (a)	2.42	3/10/2050	1,933
1,271	Morgan Stanley Capital I Trust	5.27(c)	10/12/2052	1,280
6,770	UBS-Barclays Commercial Mortgage
	Trust	2.73	8/10/2049	6,775
15,000	WFRBS Commercial Mortgage Trust (a)	4.90(c)	6/15/2044	15,714
				67,040

Interest-Only Commercial Mortgage Backed Securities (0.9%)

62,563	Commercial Mortgage Trust , acquired
	8/09/2012-8/27/2012; cost $8,037(d)	1.82(c)	8/15/2045	3,605
62,321	Commercial Mortgage Trust , acquired
	11/06/2012; cost $8,354(d)	1.94(c)	10/15/2045	3,660
68,653	Fannie Mae (+)	0.82(c)	5/25/2022	1,605
70,104	Fannie Mae (+)	0.71(c)	8/25/2022	1,481
35,506	Freddie Mac (+)	1.86(c)	5/25/2019	444
97,197	Freddie Mac (+)	1.80(c)	7/25/2019	1,270
69,056	Freddie Mac (+)	1.40(c)	8/25/2022	3,095

3| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$27,521	GS Mortgage Securities Trust , acquired
	5/18/2012; cost $4,205(d)	2.41%(c)	5/10/2045 $	1,516
23,940	GS Mortgage Securities Trust , acquired
	11/16/2012; cost $3,693(d)	2.13(c)	11/10/2045	1,741
24,598	J.P.Morgan Chase Commercial Mortgage
	Securities Trust , acquired 9/28/2012;
	cost $3,358(d)	1.95(c)	10/15/2045	1,526
23,850	Morgan Stanley Bank of America Merrill
	Lynch Trust , acquired 10/05/2012; cost
	$3,099(a),(d)	1.78(c)	11/15/2045	1,390
92,120	UBS Commercial Mortgage Trust ,
	acquired 5/01/2012-11/01/2016; cost
	$11,598(a),(d)	2.26(c)	5/10/2045	6,077
26,682	UBS-Barclays Commercial Mortgage
	Trust , acquired 9/14/2012; cost
	$3,802(a),(d)	2.06(c)	8/10/2049	1,792
27,238	Wells Fargo Commercial Mortgage Trust ,
	acquired 9/21/2012; cost $3,779(a),(d)	1.95(c)	10/15/2045	1,731
				30,933
	Total Financials			97,973
	Total Commercial Mortgage Securities (cost: $88,558)			97,973

CORPORATE OBLIGATIONS (51.6%)

Consumer Discretionary (3.1%)

Apparel, Accessories & Luxury Goods (0.0%)

1,101 Phillips-Van Heusen Corp. (1 mo. LIBOR
+ 1.50%) (e)	3.34	2/13/2019	1,101

Automobile Manufacturers (0.1%)

5,000 Hyundai Capital America (a)	2.75	9/18/2020	4,912

Broadcasting (0.2%)

5,500 Discovery Communications, LLC (e),(f)—(g)8/11/20205,507

Cable & Satellite (0.7%)

18,000	Charter Communications Operating, LLC /
	Charter Communications Operating
	Capital	3.58	7/23/2020	18,061
4,800	CSC Holdings, LLC (h)	8.62	2/15/2019	5,007
				23,068

Casinos & Gaming (0.5%)

4,953	GLP Capital, LP / GLP Financing II, Inc.	4.38	11/01/2018	4,978
9,651	Las Vegas Sands, LLC (1 mo. LIBOR +
	1.75%) (e)	3.65	3/27/2025	9,714
				14,692

Homebuilding (0.5%)

10,000	Lennar Corp. (a)	2.95	11/29/2020	9,787
7,200	Toll Brothers Finance Corp.	4.00	12/31/2018	7,218
				17,005

Internet & Direct Marketing Retail (0.1%)

3,000 QVC, Inc.	3.13	4/01/2019	3,003

Leisure Products (0.5%)

16,911 Mattel, Inc.	2.35	5/06/2019	16,657

Restaurants (0.1%)

5,000 McDonald's Corp.	3.35	4/01/2023	4,993

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Specialty Stores (0.2%)

$ 6,876 Petsmart, Inc. (1 mo. LIBOR + 3.00%) (e)4.72% 3/11/2022 $ 5,427

Tires & Rubber (0.2%)

5,000 Goodyear Tire & Rubber Co. (1 mo.
LIBOR + 2.00%) (e)	3.90	3/07/2025	5,025
Total Consumer Discretionary			101,390

Consumer Staples (4.8%)

Agricultural Products (0.1%)

2,500 Cargill, Inc. (a)	3.25	3/01/2023	2,480

Brewers (0.2%)

5,000 Molson Coors Brewing Co.	2.10	7/15/2021	4,796

Distillers & Vintners (0.4%)

2,600	Constellation Brands, Inc.	2.70	5/09/2022	2,513
7,896	Constellation Brands, Inc.	2.65	11/07/2022	7,572
3,000	Constellation Brands, Inc.	3.20	2/15/2023	2,939
				13,024

Drug Retail (0.7%)

5,000	CVS Health Corp.	2.12	6/01/2021	4,826
10,000	CVS Health Corp.	3.70	3/09/2023	9,957
8,000	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	7,975
				22,758

Food Retail (0.2%)

5,643	Aramark Services, Inc. (1 mo. LIBOR +
	2.00%) (e)	3.90	3/28/2024	5,685
1,163	Aramark Services, Inc. (1 mo. LIBOR +
	2.00%) (e)	3.90	3/11/2025	1,173
				6,858

Household Products (0.3%)

10,000 Church & Dwight Co., Inc.	2.45	12/15/2019	9,916

Packaged Foods & Meats (2.3%)

5,000	J.M. Smucker Co.	2.50	3/15/2020	4,950
9,551	Keurig Green Mountain, Inc. (1 wk. LIBOR
	+ 1.25%) (e)	3.57	3/03/2021	9,548
15,000	Kraft Heinz Foods Co.	2.00	7/02/2018	14,987
15,000	Kraft Heinz Foods Co. (a)	4.88	2/15/2025	15,614
10,000	McCormick & Co., Inc.	2.70	8/15/2022	9,639
5,000	Mead Johnson Nutrition Co.	3.00	11/15/2020	4,989
11,792	Mondelez International Holdings
	Netherlands B.V. (a)	2.00	10/28/2021	11,238
2,605	Tyson Foods, Inc.	4.50	6/15/2022	2,698
				73,663

Tobacco (0.6%)

10,000	Philip Morris International, Inc.	2.63	2/18/2022	9,737
10,000	Reynolds American, Inc.	2.30	6/12/2018	9,998
				19,735
	Total Consumer Staples			153,230

Energy (5.2%)

Integrated Oil & Gas (0.1%)

5,000 Chevron Corp.	2.42	11/17/2020	4,970

5| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Oil & Gas Drilling (0.0%)

$ 1,233 Nabors Industries, Inc.9.25% 1/15/2019 $ 1,278

Oil & Gas Equipment & Services (0.1%)

3,215 Weatherford International, Ltd.	5.13	9/15/2020	3,167

Oil & Gas Exploration & Production (0.5%)

10,000	Continental Resources, Inc.	5.00	9/15/2022	10,187
5,000	Devon Energy Corp.	4.00	7/15/2021	5,078
				15,265

Oil & Gas Refining & Marketing (0.5%)

5,105	Andeavor	5.37	10/01/2022	5,255
5,000	Andeavor (i)	5.13	4/01/2024	5,180
4,680	EnLink Midstream Partners, LP	2.70	4/01/2019	4,662
				15,097

Oil & Gas Storage & Transportation (4.0%)

271	Alliance Pipeline, LP (a)	7.00	12/31/2019	276
9,500	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	5.50	10/15/2019	9,785
3,234	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	6.25	10/15/2022	3,380
5,691	Andeavor Logistics, LP / Tesoro Logistics
	Finance Corp.	3.50	12/01/2022	5,605
5,040	Boardwalk Pipelines, LP	5.75	9/15/2019	5,206
4,000	Cheniere Energy Partners, LP (1 mo.
	LIBOR + 2.25%) (e)	4.15	2/25/2020	4,002
5,000	Columbia Pipeline Group, Inc.	2.45	6/01/2018	4,999
10,000	Columbia Pipeline Group, Inc.	3.30	6/01/2020	9,978
5,000	DCP Midstream Operating, LP (a)	5.35	3/15/2020	5,159
5,000	DCP Midstream Operating, LP (a)	4.75	9/30/2021	5,069
9,306	Enable Oklahoma Intrastate
	Transmission, LLC (a)	6.25	3/15/2020	9,673
2,000	Enbridge Energy Partners, LP	9.87	3/01/2019	2,112
5,000	Energy Transfer Partners, LP	2.50	6/15/2018	4,999
1,000	Energy Transfer Partners, LP	9.70	3/15/2019	1,057
5,000	Energy Transfer Partners, LP	4.15	10/01/2020	5,068
7,000	Enterprise Products Operating, LLC	2.55	10/15/2019	6,957
5,000	Enterprise Products Operating, LLC	2.80	2/15/2021	4,943
5,000	ONEOK Partners, LP	3.80	3/15/2020	5,031
10,000	Plains All American Pipeline, LP / PAA
	Finance Corp.	2.60	12/15/2019	9,905
5,000	Rockies Express Pipeline, LLC (a)	6.00	1/15/2019	5,112
4,895	Rockies Express Pipeline, LLC (a)	5.62	4/15/2020	5,092
4,700	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	4,936
10,596	Western Gas Partners, LP	2.60	8/15/2018	10,588
				128,932
	Total Energy			168,709

Financials (14.3%)

Asset Management & Custody Banks (0.6%)

16,000	FS Investment Corp.	4.00	7/15/2019	15,964
5,000	State Street Corp.	1.35	5/15/2018	4,998
				20,962

Consumer Finance (1.2%)

5,000	Ally Financial, Inc.	3.60	5/21/2018	4,989
1,600	Ally Financial, Inc.	3.50	1/27/2019	1,603
5,643	Capital One Bank USA, N.A.	8.80	7/15/2019	6,014
5,000	Capital One Financial Corp.	2.50	5/12/2020	4,926
5,000	Capital One Financial Corp.	3.05	3/09/2022	4,895

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Discover Bank	3.10%	6/04/2020 $	4,978
10,000	Synchrony Financial	2.60	1/15/2019	9,984
				37,389

Diversified Banks (2.7%)

3,000	Bank of America Corp.	2.15	11/09/2020	2,930
10,000	Bank of America Corp.	5.00	5/13/2021	10,526
5,000	Bank of America Corp. (3 mo. LIBOR +
	0.66%) (j)	2.37	7/21/2021	4,906
5,000	Bank of America Corp. (j)	2.33	10/01/2021	4,888
5,000	Bank of America Corp. (3 mo. LIBOR +
	1.16%) (j)	3.12	1/20/2023	4,924
5,000	Citigroup, Inc. (j)	3.14	1/24/2023	4,911
15,000	Citizens Bank, N.A.	2.55	5/13/2021	14,687
10,000	Comerica Bank	2.50	6/02/2020	9,895
5,000	J.P.Morgan Chase & Co. (3 mo. LIBOR +
	0.94%) (j)	2.78	4/25/2023	4,863
10,000	U.S. Bank, N.A.	2.85	1/23/2023	9,811
10,000	Wells Fargo & Co.	3.07	1/24/2023	9,739
5,000	Wells Fargo Bank, N.A.	2.60	1/15/2021	4,929
				87,009

Financial Exchanges & Data (0.3%)

5,000	Moody's Corp.	2.75	12/15/2021	4,892
5,000	S&P Global, Inc.	2.50	8/15/2018	4,995
				9,887

Life & Health Insurance (1.2%)

5,000	Metropolitan Life Global Funding (a)	3.65	6/14/2018	5,007
16,400	Nuveen Finance, LLC (a)	2.95	11/01/2019	16,349
10,575	Reliance Standard Life Global Funding
	II (a)	2.50	1/15/2020	10,454
5,366	StanCorp Financial Group, Inc.	5.00	8/15/2022	5,622
				37,432

Multi-Line Insurance (0.6%)

5,000	Assurant, Inc. (3 mo. LIBOR + 1.25%) (h)	3.54(b)	3/26/2021	5,025
5,000	Assurant, Inc. (h)	4.20	9/27/2023	4,980
9,000	MassMutual Global Funding II (a)	2.10	8/02/2018	8,989
				18,994

Multi-Sector Holdings (0.1%)

5,000 Berkshire Hathaway, Inc.	2.20	3/15/2021	4,922

Property & Casualty Insurance (0.4%)

12,000 Allstate Corp. (3 mo. LIBOR + 1.94%)	3.77(b)	5/15/2067	12,030

Regional Banks (6.5%)

8,000	Allfirst Preferred Capital Trust (3 mo.
	LIBOR + 1.50%)	3.85(b)	7/15/2029	7,690
13,000	Associated Banc-Corp.	2.75	11/15/2019	12,899
8,000	BB&T Corp. (3 mo. LIBOR + 0.86%)	2.98(b)	6/15/2018	8,002
1,455	BB&T Corp.	4.25	9/30/2024	1,490
16,300	Cadence BanCorp (a)	4.87	6/28/2019	16,396
5,000	Citizens Financial Group, Inc. (3 mo.
	LIBOR + 3.56%) (j)	5.16	6/29/2023	5,023
2,000	City National Bank of Los Angeles	5.37	7/15/2022	2,118
5,000	Compass Bank	2.75	9/29/2019	4,976
2,874	Compass Bank	5.50	4/01/2020	2,972
3,750	Compass Bank	2.87	6/29/2022	3,614
3,806	Fifth Third Bancorp	4.50	6/01/2018	3,812
5,000	First Niagara Financial Group, Inc.	6.75	3/19/2020	5,312
15,000	First Republic Bank	2.38	6/17/2019	14,895

7| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$9,750	Fulton Financial Corp.	3.60%	3/16/2022 $	9,565
5,000	Huntington National Bank	2.38	3/10/2020	4,935
5,000	KeyBank, N.A.	2.30	9/14/2022	4,779
5,000	Manufacturers & Traders Trust Co.	2.05	8/17/2020	4,882
10,000	MUFG Americas Holdings Corp.	2.25	2/10/2020	9,851
5,000	MUFG Union Bank, NA	2.63	9/26/2018	4,999
9,500	People's United Financial, Inc.	3.65	12/06/2022	9,519
15,000	PNC Bank, N.A.	2.63	2/17/2022	14,609
3,145	Regions Bank	7.50	5/15/2018	3,151
10,000	Regions Bank	2.25	9/14/2018	9,986
5,000	Regions Bank	2.75	4/01/2021	4,921
10,000	Regions Financial Corp.	3.20	2/08/2021	9,956
15,000	Santander Holdings USA, Inc.	3.70	3/28/2022	14,882
10,000	SunTrust Bank	3.00	2/02/2023	9,787
5,000	SunTrust Banks, Inc.	2.90	3/03/2021	4,954
				209,975

REITs - Health Care (0.1%)

1,890 Senior Housing Properties Trust	6.75	12/15/2021	2,024

REITs - Mortgage (0.2%)

6,250 Starwood Property Trust, Inc. (a)	3.62	2/01/2021	6,156

Thrifts & Mortgage Finance (0.4%)

14,700 Astoria Financial Corp.	3.50	6/08/2020	14,641
Total Financials			461,421

Health Care (4.7%)

Biotechnology (1.8%)

10,000	AbbVie, Inc.	1.80	5/14/2018	9,999
10,000	AbbVie, Inc.	2.30	5/14/2021	9,726
9,849	Alexion Pharmaceuticals, Inc. (1 mo.
	LIBOR + 1.50%) (e)	3.40	6/22/2020	9,862
5,000	Amgen, Inc.	2.25	8/19/2023	4,680
8,000	Baxalta, Inc.	2.00	6/22/2018	7,994
10,000	Celgene Corp.	2.75	2/15/2023	9,557
5,000	Celgene Corp.	3.25	2/20/2023	4,883
				56,701

Health Care Equipment (0.6%)

8,300	Becton Dickinson & Co.	2.40	6/05/2020	8,140
5,000	Becton Dickinson & Co. (3 mo. LIBOR +
	0.88%)	2.94(b)	12/29/2020	5,013
4,500	Medtronic, Inc.	2.50	3/15/2020	4,474
3,148	Zimmer Holdings, Inc. (1 mo. LIBOR +
	1.37%) (e)	3.28	5/29/2019	3,144
				20,771

Health Care Facilities (0.6%)

10,000	HCA, Inc.	6.50	2/15/2020	10,475
5,000	HCA, Inc.	5.88	3/15/2022	5,281
1,000	Orlando Health Obligated Group	2.28	10/01/2018	998
750	Orlando Health Obligated Group	2.72	10/01/2019	747
2,000	SSM Health Care Corp. (f)	3.69	6/01/2023	2,006
				19,507

Health Care Services (1.0%)

5,000	Express Scripts Holding Co.	3.00	7/15/2023	4,759
15,903	Express Scripts, Inc. (3 mo. LIBOR +
	1.25%) (e),(f)	3.00	4/28/2020	15,864
10,200	Laboratory Corp. of America Holdings	3.20	2/01/2022	10,071
				30,694

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Pharmaceuticals (0.7%)

$5,000	Allergan Funding SCS	3.00%	3/12/2020	$4,968
5,000	Mylan NV	2.50	6/07/2019	4,964
5,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90	9/23/2019	4,913
8,135	Zoetis, Inc.	3.25	2/01/2023	8,029
				22,874
	Total Health Care			150,547

Industrials (4.7%)

Aerospace & Defense (0.6%)

4,984	Arconic, Inc.	6.15	8/15/2020	5,240
4,000	Arconic, Inc.	5.40	4/15/2021	4,135
5,000	Harris Corp.	2.70	4/27/2020	4,961
2,911	Rockwell Collins, Inc. (1 mo. LIBOR +
	1.25%) (e)	3.15	12/16/2019	2,904
2,236	TransDigm, Inc. (1 mo. LIBOR +
	2.75%) (e)	4.65	6/09/2023	2,248
1,171	TransDigm, Inc. (1 mo. LIBOR +
	2.75%) (e)	5.05	6/09/2023	1,177
				20,665

Agriculture & Farm Machinery (0.1%)

4,583 CNH Industrial Capital, LLC	3.38	7/15/2019	4,606

Air Freight & Logistics (0.2%)

645	Federal Express Corp. Pass-Through
	Trust	6.85	7/15/2020	666
5,000	FedEx Corp.	2.30	2/01/2020	4,947
				5,613

Airlines (1.5%)

4,802	American Airlines, Inc. (3 mo. LIBOR +
	2.00%) (e)	4.09	12/14/2023	4,812
4,883	American Airlines, Inc. Pass-Through
	Trust	4.38	4/01/2024	4,869
3,938	American Airlines, Inc. Pass-Through
	Trust	4.40	3/22/2025	3,971
8,293	Continental Airlines, Inc. Pass-Through
	Trust	5.50	4/29/2022	8,499
10,000	Delta Air Lines, Inc.	2.88	3/13/2020	9,953
3,396	United Airlines, Inc. Pass-Through Trust	5.37	2/15/2023	3,517
1,201	United Airlines, Inc. Pass-Through Trust	4.62	3/03/2024	1,210
456	US Airways Group, Inc. Pass-Through
	Trust (INS - MBIA Insurance Corp.)	7.08	9/20/2022	488
11,325	US Airways Group, Inc. Pass-Through
	Trust	5.37	5/15/2023	11,650
				48,969

Construction Machinery & Heavy Trucks (0.3%)

9,653 Terex Corp. (2 mo. LIBOR + 2.00%) (e)	3.99	1/31/2024	9,704

Industrial Machinery (0.3%)

5,000	Fortive Corp.	1.80	6/15/2019	4,935
5,000	Ingersoll-Rand Global Holding Co. Ltd.	2.90	2/21/2021	4,967
				9,902

Trading Companies & Distributors (0.6%)

5,000	Air Lease Corp.	2.13	1/15/2020	4,908
13,000	International Lease Finance Corp. (a)	7.12	9/01/2018	13,175
				18,083

9| USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Trucking (1.1%)

$14,000	Penske Truck Leasing Co., LP / PTL
	Finance Corp. (a)	2.87%	7/17/2018 $	14,009
1,266	Ryder System, Inc.	2.50	5/11/2020	1,250
4,500	Ryder System, Inc.	2.25	9/01/2021	4,338
5,000	Ryder System, Inc.	2.80	3/01/2022	4,874
5,000	Ryder System, Inc.	2.50	9/01/2022	4,790
4,706	Ryder System, Inc.	3.40	3/01/2023	4,662
				33,923
	Total Industrials			151,465

Information Technology (3.3%)

Communications Equipment (0.4%)

12,934 Hughes Satellite Systems Corp.	6.50	6/15/2019	13,370

Data Processing & Outsourced Services (0.5%)

5,000	First Data Corp. (a)	7.00	12/01/2023	5,245
10,000	Total System Services, Inc.	2.37	6/01/2018	9,997
				15,242

Electronic Components (0.2%)

5,000 Amphenol Corp.	2.55	1/30/2019	4,995

Electronic Equipment & Instruments (0.1%)

5,000 FLIR Systems, Inc.	3.13	6/15/2021	4,956

Electronic Manufacturing Services (0.5%)

16,892 Molex Electronics Technologies, LLC (a)	2.88	4/15/2020	16,733

Semiconductors (0.4%)

4,320	Analog Devices, Inc. (1 mo. LIBOR +
	1.12%) (e)	2.65	9/23/2019	4,325
10,000	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.37	1/15/2020	9,862
				14,187

Systems Software (0.6%)

5,000	Oracle Corp.	2.40	9/15/2023	4,772
9,299	Symantec Corp. (1 mo. LIBOR +
	1.50%) (e)	3.86	7/28/2019	9,308
5,000	VMware, Inc.	2.95	8/21/2022	4,810
				18,890

Technology Hardware, Storage, & Peripherals (0.6%)

5,000	Dell International LLC / EMC Corp. (a)	3.48	6/01/2019	5,013
13,207	Dell, Inc. (1 mo. LIBOR + 1.50%) (e)	3.24	12/31/2018	13,221
				18,234
	Total Information Technology			106,607

Materials (1.2%)

Commodity Chemicals (0.2%)

5,000 INVISTA Finance, LLC (a),(h)	4.25	10/15/2019	5,031

Copper (0.1%)

2,000 Freeport-McMoRan, Inc.	3.10	3/15/2020	1,983

Diversified Chemicals (0.3%)

5,000 CF Industries, Inc. (a)	3.40	12/01/2021	4,930

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,555	E.I. du Pont de Nemours & Co.	2.20%	5/01/2020 $	5,478
				10,408

Fertilizers & Agricultural Chemicals (0.1%)

5,000 Mosaic Co.	3.25	11/15/2022	4,838

Metal & Glass Containers (0.1%)

4,600 Greif, Inc.	7.75	8/01/2019	4,818

Paper Packaging (0.2%)

5,000 Packaging Corp. of America	2.45	12/15/2020	4,902

Specialty Chemicals (0.1%)

5,000 Sherwin-Williams Co.	2.75	6/01/2022	4,851

Steel (0.1%)

2,000 Carpenter Technology Corp.	5.20	7/15/2021	2,062
Total Materials			38,893

Municipals (0.2%)

Community Service (0.0%)

1,650 Art Institute of Chicago	2.48	3/01/2019	1,645

Education (0.1%)

2,500 Horace Mann School	2.47	7/01/2022	2,394

Nursing/CCRC (0.1%)

3,000	ACTS Retirement-Life Communities, Inc.	2.18	11/16/2018	2,988
750	ACTS Retirement-Life Communities, Inc.	2.47	11/16/2019	742
				3,730
	Total Municipals			7,769

Real Estate (2.8%)

REITs - Diversified (0.3%)

10,750 Select Income REIT	3.60	2/01/2020	10,694

REITs - Health Care (0.7%)

2,950	Nationwide Health Properties, Inc. (Put
	Date 10/1/2027)	6.90	10/01/2037	3,670
12,686	Sabra Health Care Ltd. (3 mo. LIBOR +
	1.45%) (e)	3.22	8/17/2020	12,623
5,000	Senior Housing Properties Trust	3.25	5/01/2019	5,007
2,505	Welltower, Inc.	4.13	4/01/2019	2,526
				23,826

REITs - Office (0.3%)

2,222	SL Green Operating Partnership, LP	3.25	10/15/2022	2,155
5,000	SL Green Realty Corp.	4.50	12/01/2022	5,072
2,122	VEREIT Operating Partnership, LP	3.00	2/06/2019	2,123
				9,350

REITs - Retail (0.3%)

10,000 Realty Income Corp.	3.25	10/15/2022	9,820

REITs - Specialized (1.2%)

10,000	American Tower Corp.	3.40	2/15/2019	10,043
10,000	American Tower Corp. (e),(f)	—(g)	3/29/2019	10,013
5,000	Healthcare Trust of America Holdings, LP	2.95	7/01/2022	4,853
8,000	Sabra Health Care, LP / Sabra Capital
	Corp.	5.37	6/01/2023	8,100

11 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$3,891	Uniti Group, LP (1 mo. LIBOR + 3.00%) (e)	4.90%	10/24/2022 $	3,761
				36,770
	Total Real Estate			90,460

Telecommunication Services (2.8%)

Alternative Carriers (0.1%)

3,600 CenturyLink, Inc.	6.45	6/15/2021	3,697

Integrated Telecommunication Services (1.7%)

25,000	AT&T, Inc.	2.45	6/30/2020	24,704
10,000	AT&T, Inc.	3.20	3/01/2022	9,890
5,000	Centel Capital Corp.	9.00	10/15/2019	5,389
5,000	Frontier Communications Corp. (i)	8.12	10/01/2018	5,075
10,000	Verizon Communications, Inc.	3.13	3/16/2022	9,897
				54,955

Wireless Telecommunication Services (1.0%)

11,645	Grain Spectrum Funding, LLC (a)	4.00	10/10/2033	11,651
13,650	Sprint Spectrum Co., LLC / Sprint
	Spectrum Co. II, LLC / Sprint Spectrum
	Co. III, LLC (a)	3.36	3/20/2023	13,634
5,000	T-Mobile USA, Inc.	6.50	1/15/2024	5,250
				30,535
	Total Telecommunication Services			89,187

Utilities (4.5%)

Electric Utilities (2.7%)

9,167	AEP Texas, Inc.	2.40	10/01/2022	8,771
1,045	DPL, Inc. (h)	7.25	10/15/2021	1,141
8,000	Duke Energy Corp.	2.10	6/15/2018	7,996
5,000	Duke Energy Corp.	2.40	8/15/2022	4,774
2,600	Eversource Energy	2.75	3/15/2022	2,534
10,000	Exelon Generation Co., LLC	2.95	1/15/2020	9,968
5,000	Georgia Power Co.	2.00	9/08/2020	4,881
8,496	IPALCO Enterprises, Inc.	3.45	7/15/2020	8,517
7,143	ITC Holdings Corp. (a)	2.70	11/15/2022	6,851
5,833	Mississippi Power Co. (3 mo. LIBOR +
	0.65%) (h)	2.94(b)	3/27/2020	5,835
4,299	Sierra Pacific Power Co.	3.38	8/15/2023	4,315
5,000	Southern Co.	1.85	7/01/2019	4,938
10,000	Southern Co. Gas Capital Corp.	2.45	10/01/2023	9,399
3,630	System Energy Resources, Inc.	4.10	4/01/2023	3,656
5,000	Virginia Electric & Power Co.	2.75	3/15/2023	4,845
				88,421

Independent Power Producers & Energy Traders (0.6%)

7,975	Exelon Generation Co., LLC	4.00	10/01/2020	8,091
10,000	Southern Power Co.	2.37	6/01/2020	9,835
				17,926

Multi-Utilities (1.2%)

10,000	Black Hills Corp.	2.50	1/11/2019	9,981
3,000	CenterPoint Energy Inc.	2.50	9/01/2022	2,878
6,000	Dominion Energy, Inc.	2.96	7/01/2019	5,985
5,000	Dominion Energy, Inc.	2.58	7/01/2020	4,925
10,000	Sempra Energy	2.40	3/15/2020	9,871
3,600	Sempra Energy	2.90	2/01/2023	3,499
				37,139
	Total Utilities			143,486
	Total Corporate Obligations (cost: $1,677,546)			1,663,164

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

EURODOLLAR AND YANKEE OBLIGATIONS (12.4%)

Consumer Staples (3.7%)

Brewers (0.7%)

$9,530	Anheuser-Busch InBev Worldwide, Inc.	2.20%	8/01/2018 $	9,528
10,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	1/15/2022	10,176
3,000	Anheuser-Busch InBev Worldwide, Inc.	3.50	1/12/2024	2,989
				22,693

Food Retail (0.2%)

5,000 Alimentation Couche-Tard, Inc. (a)	2.70	7/26/2022	4,808

Household Products (0.5%)

15,000 Reckitt Benckiser Treasury Services
plc (a)	2.37	6/24/2022	14,352

Packaged Foods & Meats (1.2%)

18,588	Grupo Bimbo SAB de CV (a)	4.50	1/25/2022	19,050
7,920	JBS USA, LLC (3 mo. LIBOR + 2.50%) (e)	4.68	10/30/2022	7,925
3,000	Mondelez International Holdings
	Netherlands B.V. (a)	1.62	10/28/2019	2,942
10,000	Smithfield Foods, Inc. (a)	2.70	1/31/2020	9,848
				39,765

Tobacco (1.1%)

5,000	B.A.T. International Finance plc	1.63	9/09/2019	4,912
5,000	BAT Capital Corp. (a)	2.30	8/14/2020	4,894
10,000	BAT Capital Corp. (a)	2.76	8/15/2022	9,630
7,000	Imperial Brands Finance plc (a)	2.05	7/20/2018	6,988
10,000	Imperial Brands Finance plc (a)	2.95	7/21/2020	9,916
				36,340
	Total Consumer Staples			117,958

Energy (0.7%)

Integrated Oil & Gas (0.6%)

12,820	Origin Energy Finance Ltd. (a)	3.50	10/09/2018	12,830
6,000	Petroleos Mexicanos (h)	5.37	3/13/2022	6,227
				19,057

Oil & Gas Storage & Transportation (0.1%)

5,000 Enbridge, Inc.	2.90	7/15/2022	4,834
Total Energy			23,891

Financials (2.8%)

Diversified Banks (2.0%)

10,000	Banco Santander Chile (a)	2.50	12/15/2020	9,787
5,000	BBVA Bancomer S.A. (a)	6.50	3/10/2021	5,289
10,000	Lloyds Banking Group plc (j)	2.91	11/07/2023	9,639
7,174	Royal Bank of Scotland Group plc	4.70	7/03/2018	7,189
13,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	13,797
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	4,904
5,000	Santander UK Group Holdings plc (j)	3.37	1/05/2024	4,860
5,000	Santander UK plc	2.35	9/10/2019	4,954
5,000	Standard Chartered plc (a)	2.25	4/17/2020	4,904
				65,323

Diversified Capital Markets (0.3%)

10,000 UBS Group Funding AG (a)	2.95	9/24/2020	9,913

13 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Other Diversified Financial Services (0.3%)

$ 10,000 ORIX Corp.2.90% 7/18/2022 $ 9,685

REITs - Retail (0.2%)

5,000 WEA Finance, LLC (a)	3.15	4/05/2022	4,910
Total Financials			89,831

Health Care (0.4%)

Pharmaceuticals (0.4%)

15,105 Teva Pharmaceutical Finance
Netherlands III B.V.	2.20	7/21/2021	13,640

Industrials (2.3%)

Aerospace & Defense (0.3%)

3,580	BAE Systems Holdings, Inc. (a)	2.85	12/15/2020	3,540
5,000	Dae Funding, LLC (a)	4.00	8/01/2020	4,975
				8,515

Airlines (1.0%)

10,000	Air Canada Pass-Through Trust (a)	5.00	3/15/2020	10,135
3,463	Air Canada Pass-Through Trust (a)	5.38	11/15/2022	3,544
5,914	British Airways Pass-Through Trust (a)	5.62	12/20/2021	6,055
7,855	Virgin Australia Pass-Through Trust (a)	5.00	4/23/2025	8,041
5,000	WestJet Airlines Ltd. (a)	3.50	6/16/2021	4,963
				32,738

Industrial Conglomerates (0.7%)

5,000	CK Hutchison International II Ltd. (a),(i)	2.25	9/29/2020	4,890
10,000	CK Hutchison International Ltd. (a)	1.88	10/03/2021	9,516
5,000	CK Hutchison International Ltd. (a)	2.87	4/05/2022	4,866
5,106	Smiths Group plc (a)	3.62	10/12/2022	5,032
				24,304

Marine (0.3%)

10,000 A.P. Moller - Maersk A/S (a)	2.55	9/22/2019	9,904
Total Industrials			75,461

Materials (1.2%)

Commodity Chemicals (0.4%)

5,000	Braskem Finance Ltd. (a)	5.75	4/15/2021	5,199
5,000	Braskem Netherlands Finance B.V. (a)	3.50	1/10/2023	4,738
2,932	Methanex Corp.	3.25	12/15/2019	2,911
				12,848

Construction Materials (0.4%)

2,000	Boral Finance Proprietary Ltd. (a)	3.00	11/01/2022	1,932
5,000	Cemex SAB de CV (3 mo. LIBOR +
	4.75%) (a)	7.10(b)	10/15/2018	5,058
5,000	Holcim U.S. Finance Sarl & Cie SCS (a)	6.00	12/30/2019	5,210
				12,200

Diversified Metals & Mining (0.1%)

3,000	Anglo American Capital plc (a),(i)	3.62	5/14/2020	3,046
1,950	Glencore Finance Europe Ltd. (3 mo.
	LIBOR + 1.20%)	2.99(b)	5/06/2018	1,952
				4,998

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Metal & Glass Containers (0.1%)

$4,725 Ardagh Packaging Finance plc / Ardagh
Holdings USA, Inc. (a)	6.00%	6/30/2021 $	4,820

Specialty Chemicals (0.2%)

5,000 Syngenta Finance N.V. (a)	3.70	4/24/2020	5,009
Total Materials			39,875

Real Estate (0.2%)

REITs - Retail (0.2%)

5,000 Scentre Group Trust (a)	2.38	4/28/2021	4,835

Telecommunication Services (0.3%)

Integrated Telecommunication Services (0.3%)

5,000	Deutsche Telekom International Finance
	BV (a)	2.23	1/17/2020	4,936
5,000	Deutsche Telekom International Finance
	BV (a)	2.82	1/19/2022	4,885
	Total Telecommunication Services			9,821

Utilities (0.8%)

Electric Utilities (0.8%)

10,000	Comision Federal de Electricidad	4.88	5/26/2021	10,287
5,000	Comision Federal de Electricidad (a)	4.88	5/26/2021	5,144
5,000	Emera U.S. Finance, LP	2.15	6/15/2019	4,948
5,000	Emera U.S. Finance, LP	2.70	6/15/2021	4,874
	Total Utilities			25,253
	Total Eurodollar and Yankee Obligations (cost: $406,983)			400,565

FOREIGN GOVERNMENT OBLIGATIONS (0.8%)

10,000	Province of Alberta (a)	1.75	8/26/2020	9,753
10,000	Province of Ontario	2.45	6/29/2022	9,723
5,000	Province of Quebec	2.63	2/13/2023	4,887
	Total Foreign Government Obligations (cost: $24,987)			24,363

MUNICIPAL OBLIGATIONS (6.9%)

California (0.2%)

3,000	San Bernardino CCD	2.14	8/01/2018	3,000
4,750	San Jose Redev. Agency Successor
	Agency	2.63	8/01/2022	4,671
				7,671

Connecticut (0.3%)

3,385	State Health & Educational Facilities
	Auth.(f)	2.64	7/01/2018	3,383
3,380	State Health & Educational Facilities
	Auth.(f)	3.07	7/01/2019	3,369
3,185	State Health & Educational Facilities
	Auth.(f)	3.32	7/01/2020	3,177
				9,929

Florida (0.2%)

4,000	City of Jacksonville	1.70	10/01/2018	3,990
1,375	Municipal Power Agency	2.20	10/01/2020	1,341
2,500	Municipal Power Agency	2.38	10/01/2021	2,416
				7,747

15 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Georgia (0.5%)

$16,530 Appling County Dev. Auth. (Put Date
4/1/2020)(k)	2.40%	1/01/2038 $	16,383

Illinois (0.5%)

535	City of Chicago Wastewater Transmission	3.38	1/01/2019	535
2,520	City of Chicago Wastewater Transmission	4.30	1/01/2021	2,557
10,000	Finance Auth. (Put Date 5/7/2018) (LOC -
	UniCredit Bank A.G.)(k)	3.25	2/01/2037	10,000
1,490	Village of Channahon	4.00	1/01/2020	1,474
				14,566

Kentucky (0.1%)

545	Property & Building Commission	2.26	5/01/2020	536
1,060	Property & Building Commission	2.56	5/01/2021	1,036
250	Property & Building Commission	2.77	5/01/2022	243
				1,815

Maryland (0.3%)

3,625	EDC	2.80	6/01/2020	3,605
3,670	EDC	3.05	6/01/2021	3,633
3,795	EDC	3.30	6/01/2022	3,745
				10,983

Michigan (0.5%)

5,395	Clintondale Community Schools	2.61	5/01/2021	5,315
4,000	Clintondale Community Schools	2.84	5/01/2022	3,936
2,000	Mount Clemens Community School
	District	2.12	5/01/2019	1,991
3,635	Mount Clemens Community School
	District	2.47	5/01/2020	3,609
				14,851

Missouri (0.3%)

10,000 Environmental Improvement & Energy
Resources Auth. (Put Date 7/2/2018)(k)	2.88	5/01/2038	10,018

New Jersey (1.4%)

10,000	EDA	2.42	6/15/2018	9,992
5,000	EDA	5.56	6/15/2018	5,011
850	EDA	3.30	6/15/2019	850
500	EDA	3.29	7/01/2019	498
850	EDA	3.50	6/15/2020	852
12,500	EDA	4.45	6/15/2020	12,766
625	EDA	3.52	7/01/2020	624
550	EDA	3.70	6/15/2021	551
495	EDA	3.65	7/01/2021	493
2,615	Educational Facilities Auth.	2.25	9/01/2020	2,571
7,450	Educational Facilities Auth.	2.47	9/01/2021	7,224
5,000	Transportation Trust Fund Auth.	1.76	12/15/2018	4,967
				46,399

New Mexico (0.0%)

1,000 Sandoval County	1.95	6/01/2018	1,000

New York (1.2%)

2,110	Dormitory Auth.	2.03	7/01/2018	2,107
1,000	Dormitory Auth.	1.98	7/01/2019	990
3,870	Dormitory Auth.	2.30	7/01/2019	3,837
1,270	Dormitory Auth.	2.24	7/01/2020	1,250
5,125	Dormitory Auth.	2.57	7/01/2020	5,075
1,550	Dormitory Auth.	2.44	7/01/2021	1,502

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,000	Energy Research & Dev. Auth. (Put Date
	5/1/2020)(k)	2.37%	7/01/2026 $	4,998
6,265	Long Island Power Auth.	2.35	9/01/2018	6,249
10,000	MTA (ETM)	1.47	7/01/2018	9,988
600	Town of Oyster Bay	3.55	2/01/2019	599
1,830	Town of Oyster Bay	3.80	2/01/2020	1,828
				38,423

Pennsylvania (0.5%)

5,000	Beaver County IDA (Put Date 5/7/2018)(k)	4.75	8/01/2033	5,000
4,650	IDA(a)	2.97	7/01/2021	4,575
530	Luzerne County IDA (INS - Assured
	Guaranty Municipal Corp.)	3.85	12/15/2019	525
2,640	Public School Building Auth. (INS - Build
	America Mutual Assurance Co.)	2.41	12/01/2018	2,639
2,000	Scranton School District (Put Date
	6/15/2019)(k)	4.12	6/15/2034	1,976
				14,715

South Carolina (0.3%)

10,000 Public Service Auth.	2.39	12/01/2023	9,360

Tennessee (0.1%)

2,110 Metropolitan Nashville Airport Auth. (Put
Date 5/7/2018) (LOC - Regions Bank)(k)	2.80	4/01/2030	2,110

Texas (0.1%)

1,690	City of Houston	2.62	3/01/2021	1,674
1,240	City of Houston	2.77	3/01/2022	1,225
1,900	City of Houston	2.97	3/01/2023	1,879
				4,778

Wisconsin (0.4%)

8,500	Public Finance Auth.	2.62	11/01/2019	8,362
4,000	Public Finance Auth. (LOC - Citizens
	Financial Group)	2.75	6/01/2020	3,919
				12,281
	Total Municipal Obligations (cost: $224,924)			223,029
	U.S. GOVERNMENT AGENCY ISSUES (1.0%)(l)
	Collateralized-Mortgage Obligations (0.1%)
3,861	Fannie Mae (+)	1.25	9/25/2027	3,606
	Mortgage-Backed Pass-Through Securities (0.9%)
3,543	Fannie Mae (+)	2.50	4/01/2027	3,476
10,623	Fannie Mae (+)	2.50	5/01/2027	10,421
6,161	Fannie Mae (+)	2.50	8/01/2027	6,043
5,065	Fannie Mae (+)	2.50	8/01/2027	4,969
146	Fannie Mae (+)	4.50	5/01/2023	152
76	Fannie Mae (+)	4.50	2/01/2024	78
58	Fannie Mae (+)	5.00	12/01/2021	59
179	Fannie Mae (+)	5.00	6/01/2023	187
57	Fannie Mae (+)	5.00	9/01/2023	58
199	Fannie Mae (+)	5.00	2/01/2024	203
145	Fannie Mae (+)	5.50	12/01/2020	148
161	Fannie Mae (+)	5.50	2/01/2023	166
497	Fannie Mae (+)	5.50	6/01/2023	517
147	Fannie Mae (+)	5.50	9/01/2023	153
480	Fannie Mae (+)	5.50	6/01/2024	500
199	Fannie Mae (+)	6.00	10/01/2022	205
275	Fannie Mae (+)	6.00	1/01/2023	284
507	Fannie Mae (+)	6.00	1/01/2023	529

17 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

205	Fannie Mae (+)	6.00%	7/01/2023 $	210
645	Freddie Mac (+) (12 mo. LIBOR + 1.63%)	3.62(b)	4/01/2035	672
83	Freddie Mac (+)	5.00	5/01/2020	84
126	Freddie Mac (+)	5.00	9/01/2020	126
203	Freddie Mac (+)	5.50	4/01/2021	209
				29,449
	Total U.S. Government Agency Issues (cost: $33,804)			33,055

U.S. TREASURY SECURITIES (7.7%)

Notes (7.7%)(m)

$10,000	1.13%, 5/31/2019	9,874
5,000	1.13%, 2/28/2021	4,798
25,000	1.25%, 10/31/2018	24,902
10,000	1.25%, 1/31/2019	9,930
10,000	1.25%, 1/31/2020	9,795
15,000	1.37%, 2/29/2020	14,707
5,000	1.37%, 1/31/2021	4,837
55,000	1.38%, 3/31/2020	53,867
45,000	1.38%, 9/30/2020	43,753
20,000	1.38%, 6/30/2023	18,628
25,000	1.62%, 11/30/2020	24,404
10,000	1.75%, 9/30/2022	9,582
15,000	1.87%, 11/30/2021	14,588
5,000	1.87%, 8/31/2022	4,822
	Total U.S. Treasury Securities (cost: $254,181)	248,487
	Total Bonds (cost: $3,148,934)	3,125,782

Number

of Shares

EQUITY SECURITIES (0.2%)

PREFERRED STOCKS (0.2%)

Financials (0.2%)

Diversified Banks (0.2%)

200,000	Citigroup Capital XIII, 8.73%, (3 mo. LIBOR + 6.37%)(b) (cost: $5,470)			5,389
	Total Equity Securities (cost: $5,470)			5,389

Principal
Amount		Coupon
(000)		Rate	Maturity

	MONEY MARKET INSTRUMENTS (3.2%)
	COMMERCIAL PAPER (2.9%)
$3,531	Baptist Health Care	2.50	7/09/2018	3,531
8,000	Canadian Natural Resources Ltd. (a)	2.44	5/25/2018	7,987
5,000	CNH Industrial Capital, LLC (a)	3.15	9/24/2018	4,945
3,450	CNH Industrial Capital, LLC (a)	3.25	1/07/2019	3,381
5,000	CNH Industrial Capital, LLC (a)	3.25	1/08/2019	4,900
2,235	Enbridge Energy Partners (a)	2.75	5/17/2018	2,232
6,676	Enbridge Energy Partners (a)	2.70	5/18/2018	6,667
10,970	Enbridge Energy Partners (a)	2.82	5/21/2018	10,953
4,871	Enbridge Energy Partners (a)	2.85	6/04/2018	4,858
10,200	Energy Transfer Partners (a)	2.55	5/01/2018	10,200
14,762	Hyundai Capital America (a)	2.21	5/22/2018	14,743
6,394	Plains All American Pipeline, LP (a)	2.80	5/02/2018	6,394
2,772	PPL Electric Utilities Corp. (a)	2.20	5/04/2018	2,771
5,327	Sempra Energy Holdings (a)	2.30	5/18/2018	5,321

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

$5,011	Sempra Energy Holdings (a)	2.32%	5/24/2018	$5,004
	Total Commercial Paper (cost: $93,855)			93,887

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

9,885,818 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(n)
(cost: $9,886)	9,886
Total Money Market Instruments (cost: $103,741)	103,773

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

44,233 Federated Government Obligations Fund Institutional Class, 1.56%(n)				44
426,543 Fidelity Government Portfolio Class I, 1.58%(n)				427
4,050 Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(n)				4
2,097,045 HSBC US Government Money Market Fund Class I, 1.60%(n)				2,097
591,737 Invesco Government & Agency Portfolio Institutional Class, 1.61%(n)				592
91,432 Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.61%(n)				91
2,131,435 Western Asset Institutional Government Reserves Institutional Class, 1.62%(n)				2,131
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $5,386)				5,386
Total Investments (cost: $3,263,531)				$3,240,330
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Bonds:
Asset-Backed Securities	$—	$391,333	$—	$391,333
Collateralized Loan Obligations	—	40,978	—	40,978
Collateralized Mortgage Obligation	—	2,835	—	2,835
Commercial Mortgage Securities	—	97,973	—	97,973
Corporate Obligations	—	1,663,164	—	1,663,164
Eurodollar and Yankee Obligations	—	400,565	—	400,565
Foreign Government Obligations	—	24,363	—	24,363
Municipal Obligations	—	223,029	—	223,029
U.S. Government Agency Issues	—	33,055	—	33,055
U.S. Treasury Securities	248,487	—	—	248,487
Equity Securities:
Preferred Stocks	—	5,389	—	5,389
Money Market Instruments:
Commercial Paper	—	93,887	—	93,887
Government & U.S. Treasury Money Market
Funds	9,886	—	—	9,886
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,386	—	—	5,386
Total	$263,759	$2,976,571	$—	$3,240,330

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

19 | USAA Short-Term Bond Fund

Reconciliation of Investments in which significant unobservable Inputs (Level 3) were used in determining value:

RECONCILIATION OF LEVEL 3 INVESTMENTS
Corporate
($ in 000s)	Obligations

Balance as of July 31, 2017	$3,690
Purchases	–
Sales	(3,688)
Transfers into Level 3	–
Transfers out of Level 3	–
Net realized gain (loss) on investments	7
Change in net unrealized appreciation/(depreciation) of investments	(9)
Balance as of April 30, 2018	$–

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 20

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short-Term Bond Fund Institutional Shares (Institutional Shares), Short-Term Bond Fund Adviser Shares (Adviser Shares), and Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

21 | USAA Short-Term Bond Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 22

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

23 | USAA Short-Term Bond Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$5,261,000	$—	$5,386,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,221,442,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 15.3% of net assets at April 30, 2018.

F.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No.

33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as

Notes to Portfolio of Investments | 24

other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

G.Upcoming Accounting Pronouncement – In March 2017, The Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08, Premium Amortization of Purchased Callable Debt Securities. The amendments in the ASU shorten the premium amortization period on a purchased callable debt security from the security's contractual life to the earliest call date. It is anticipated that this change will enhance disclosures by reducing losses recognized when a security is called on an earlier date. This ASU is effective for fiscal years beginning after December 15, 2018. The Manager continues to evaluate the impact this ASU will have on the financial statements and other disclosures.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying

25 | USAA Short-Term Bond Fund

loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages paydown.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

Notes to Portfolio of Investments | 26

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at April 30, 2018.

(c)Stated interest rates may change slightly over time as underlying mortgages paydown.

(d)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2018, was $23,038,000, which represented 0.7% of the Fund's net assets.

(e)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the all in interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2018. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees, unless otherwise noted as illiquid.

(f)Security or a portion of the security purchased on a delayed-delivery or when-issued basis.

(g)The senior loan will settle after April 30, 2018, at which time the interest rate will be determined.

(h)At April 30, 2018, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(i)The security, or a portion thereof, was out on loan as of April 30, 2018.

(j)Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.

27 | USAA Short-Term Bond Fund

(k)Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

(l)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Federal Home Loan Mortgage Corporation (Freddie Mac or FHLMC) and Federal National Mortgage Association (Fannie Mae or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(m)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(n)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA VALUE FUND

APRIL 30, 2018

(Form N-Q)

48493-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Value Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (97.4%)

COMMON STOCKS (97.4%)

Consumer Discretionary (11.1%)

Apparel, Accessories & Luxury Goods (0.2%)

200,107 Hanesbrands, Inc.$ 3,696

Auto Parts & Equipment (0.6%)

36,100	Adient plc	2,212
469,023	American Axle & Manufacturing Holdings, Inc.(a)	7,195
		9,407

Automotive Retail (0.5%)

72,607 Advance Auto Parts, Inc.	8,310

Cable & Satellite (0.9%)

452,700 Comcast Corp. "A"	14,210

General Merchandise Stores (2.0%)

322,810 Dollar General Corp.	31,161

Home Improvement Retail (1.5%)

285,552 Lowe's Cos., Inc.	23,538

Hotels, Resorts & Cruise Lines (3.2%)

197,260	Carnival Corp.	12,439
383,260	Norwegian Cruise Line Holdings Ltd.(a)	20,493
167,551	Royal Caribbean Cruises Ltd.	18,127
		51,059

Household Appliances (0.8%)

78,089 Whirlpool Corp.	12,100

Leisure Facilities (0.2%)

262,600 SeaWorld Entertainment, Inc. (a),(b)	3,963

Movies & Entertainment (0.9%)

371,241 Twenty-First Century Fox, Inc. "A"	13,573

Publishing (0.3%)

91,500 Meredith Corp.	4,740
Total Consumer Discretionary	175,757

Consumer Staples (5.9%)

Agricultural Products (0.4%)

390,365 Darling Ingredients, Inc. (a)	6,691

1| USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)

Drug Retail (1.4%)

306,422 CVS Health Corp.$ 21,398

Soft Drinks (1.3%)

542,000 Coca-Cola European Partners plc	21,246

Tobacco (2.8%)

348,918	Altria Group, Inc.	19,578
292,587	Philip Morris International, Inc.	23,992
		43,570
	Total Consumer Staples	92,905

Energy (11.5%)

Integrated Oil & Gas (4.8%)

718,256	BP plc ADR	32,027
174,900	Chevron Corp.	21,882
292,624	Occidental Petroleum Corp.	22,608
		76,517

Oil & Gas Exploration & Production (5.0%)

523,748	Callon Petroleum Co.(a)	7,285
481,557	ConocoPhillips	31,542
254,700	Devon Energy Corp.	9,253
1,434,600	Kosmos Energy Ltd.(a)	10,100
599,225	Vermilion Energy, Inc.	20,260
		78,440

Oil & Gas Refining & Marketing (1.7%)

244,777 Phillips 66	27,246
Total Energy	182,203

Financials (19.8%)

Asset Management & Custody Banks (1.8%)

249,300	Bank of New York Mellon Corp.	13,589
143,000	State Street Corp.	14,269
		27,858

Consumer Finance (3.6%)

223,241	American Express Co.	22,045
85,800	Capital One Financial Corp.	7,775
563,100	Navient Corp.	7,467
157,471	PRA Group, Inc.(a)	5,606
1,235,500	SLM Corp.(a)	14,183
		57,076

Diversified Banks (6.8%)

836,666	Bank of America Corp.	25,033
294,679	Citigroup, Inc.	20,118
314,044	J.P.Morgan Chase & Co.	34,162
565,132	Wells Fargo & Co.	29,364
		108,677

Insurance Brokers (1.0%)

106,207 Willis Towers Watson plc	15,773

Multi-Line Insurance (1.1%)

304,428 American International Group, Inc.	17,048

Property & Casualty Insurance (0.5%)

201,900 FNF Group	7,436

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

Regional Banks (4.1%)

298,800	Fifth Third Bancorp	$9,911
703,100	KeyCorp	14,006
96,199	PNC Financial Services Group, Inc.	14,007
103,259	Prosperity Bancshares, Inc.	7,411
122,594	Texas Capital Bancshares, Inc.(a)	12,094
97,545	UMB Financial Corp.	7,470
		64,899

Thrifts & Mortgage Finance (0.9%)

1,258,300 New York Community Bancorp, Inc.	14,949
Total Financials	313,716

Health Care (14.3%)

Health Care Distributors (0.9%)

214,700 Cardinal Health, Inc.	13,777

Health Care Equipment (2.1%)

229,300	Invacare Corp.	4,173
354,783	Medtronic plc	28,429
		32,602

Health Care Facilities (0.5%)

127,482 Encompass Health Corp.	7,754

Health Care Services (1.0%)

217,597 Express Scripts Holding Co. (a)	16,472

Managed Health Care (4.3%)

141,255	Anthem, Inc.	33,335
121,553	Cigna Corp.	20,885
60,122	UnitedHealth Group, Inc.	14,213
		68,433

Pharmaceuticals (5.5%)

180,857	Johnson & Johnson	22,877
276,229	Merck & Co., Inc.	16,261
727,443	Pfizer, Inc.	26,632
348,665	Sanofi ADR	13,709
420,191	Teva Pharmaceutical Industries Ltd. ADR(b)	7,555
		87,034
	Total Health Care	226,072

Industrials (13.9%)

Aerospace & Defense (3.3%)

77,233	General Dynamics Corp.	15,548
165,800	Spirit AeroSystems Holdings, Inc. "A"	13,326
193,169	United Technologies Corp.	23,209
		52,083

Air Freight & Logistics (0.3%)

262,690 Air Transport Services Group, Inc. (a)	5,317

Building Products (3.9%)

127,189	Gibraltar Industries, Inc.(a)	4,471
928,303	Johnson Controls International plc	31,442
216,600	Owens Corning	14,185
134,114	Simpson Manufacturing Co., Inc.	7,333
47,251	Trex Co., Inc.(a)	4,908
		62,339

3| USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)

Construction & Engineering (0.8%)

137,530	Comfort Systems USA, Inc.	$5,804
248,389	Primoris Services Corp.	6,356
		12,160

Construction Machinery & Heavy Trucks (0.9%)

361,887	Federal Signal Corp.	7,838
167,521	Terex Corp.	6,118
		13,956

Diversified Support Services (0.4%)

140,732 Mobile Mini, Inc.	5,911

Electrical Components & Equipment (0.3%)

98,789 Encore Wire Corp.	5,201

Industrial Conglomerates (1.2%)

1,318,700 General Electric Co.	18,554

Industrial Machinery (1.7%)

259,131	Actuant Corp. "A"	6,102
83,100	Barnes Group, Inc.	4,615
147,735	Colfax Corp.(a)	4,581
79,700	Stanley Black & Decker, Inc.	11,285
		26,583

Research & Consulting Services (0.2%)

124,600 Nielsen Holdings plc	3,919

Trucking (0.9%)

43,600 AMERCO	14,716
Total Industrials	220,739

Information Technology (13.5%)

Electronic Components (1.2%)

246,652	II-VI, Inc.(a)	9,398
544,781	Vishay Intertechnology, Inc.	9,615
		19,013

Electronic Equipment & Instruments (0.7%)

117,425	FARO Technologies, Inc.(a)	5,930
97,362	MTS Systems Corp.	4,946
		10,876

Electronic Manufacturing Services (0.6%)

96,082	Park Electrochemical Corp.	1,636
139,385	Plexus Corp.(a)	7,644
		9,280

Semiconductor Equipment (1.5%)

336,662	Brooks Automation, Inc.	8,376
424,671	Photronics, Inc.(a)	3,248
241,700	Versum Materials, Inc.	8,503
296,009	Xcerra Corp.(a)	3,576
		23,703

Semiconductors (4.6%)

50,200	Broadcom, Inc.	11,517
252,681	Diodes, Inc.(a)	7,214
142,000	Microchip Technology, Inc.	11,880

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

458,019	QUALCOMM, Inc.	$23,363
188,512	Texas Instruments, Inc.	19,121
		73,095

Systems Software (3.6%)

325,321	Microsoft Corp.	30,424
586,266	Oracle Corp.	26,775
		57,199

Technology Hardware, Storage, & Peripherals (1.3%)

1,253,600 Hewlett Packard Enterprise Co.	21,374
Total Information Technology	214,540

Materials (5.2%)

Diversified Chemicals (1.1%)

282,788 DowDuPont, Inc.	17,883

Diversified Metals & Mining (0.7%)

642,549	Ferroglobe plc(a)	7,261
80,313	Materion Corp.	4,076
		11,337

Industrial Gases (1.3%)

129,365 Air Products & Chemicals, Inc.	20,995

Specialty Chemicals (1.4%)

271,300	Axalta Coating Systems Ltd.(a)	8,383
58,600	Celanese Corp. "A"	6,368
178,544	PolyOne Corp.	7,472
		22,223

Steel (0.7%)

400,147 Allegheny Technologies, Inc. (a)	10,632
Total Materials	83,070

Telecommunication Services (1.1%)

Integrated Telecommunication Services (1.1%)

356,178 Verizon Communications, Inc.	17,577

Utilities (1.1%)

Electric Utilities (0.9%)

84,300	Pinnacle West Capital Corp.	6,786
165,300	Xcel Energy, Inc.	7,743
		14,529

Multi-Utilities (0.2%)

140,800 CenterPoint Energy, Inc.	3,566
Total Utilities	18,095
Total Common Stocks (cost: $1,143,359)	1,544,674

RIGHTS (0.0%)

Materials (0.0%)

Diversified Metals & Mining (0.0%)

545,600 Ferroglobe Representation & Warranty Insurance Trust (a),(c),(d) (cost: $0)	—
Total Equity Securities (cost: $1,143,359)	1,544,674

5| USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (2.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.7%)

43,790,958 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(e)
(cost: $43,791)	$43,791

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

613,109	Fidelity Government Portfolio Class I, 1.58%(e)			613
3,342,377	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(e)			3,342
79,100	HSBC US Government Money Market Fund Class I, 1.60%(e)			79
440,043	Invesco Government & Agency Portfolio Institutional Class, 1.61%(e)			440
1,241,482	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.61%(e)				1,242
151,027	Western Asset Institutional Government Reserves Institutional Class, 1.62%(e)			151
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $5,867)				5,867
Total Investments (cost: $1,193,017)				$1,594,332
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,544,674	$—	$—	$1,544,674
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	43,791	—	—	43,791
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,867	—	—	5,867
Total	$1,594,332	$—	$—	$1,594,332

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through April 30, 2018, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Value Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

7| USAA Value Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements

9| USAA Value Fund

are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$5,757,000	$—	$5,867,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,586,969,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 6.6% of net assets at April 30, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

Notes to Portfolio of Investments | 10

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of April 30, 2018.

(c)Security was fair valued at April 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

(d)Security was fair valued at Level 3.

(e)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

11 | USAA Value Fund

PORTFOLIO OF INVESTMENTS 3RD QUARTER

USAA SMALL CAP STOCK FUND

APRIL 30, 2018

(Form N-Q)

48494-0618	©2018, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Small Cap Stock Fund

April 30, 2018 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (97.3%)

COMMON STOCKS (97.3%)

Consumer Discretionary (6.3%)

Apparel Retail (0.7%)

186,800	American Eagle Outfitters, Inc.	$3,863
302,062	Cato Corp. "A"	4,897
160,100	DSW, Inc. "A"	3,570
		12,330

Apparel, Accessories & Luxury Goods (0.2%)

107,200 Perry Ellis International, Inc. (a)	2,782

Auto Parts & Equipment (0.4%)

136,170	Gentherm, Inc.(a)	4,603
94,661	Modine Manufacturing Co.(a)	1,628
		6,231

Automobile Manufacturers (0.3%)

13,580	Thor Industries, Inc.	1,441
79,910	Winnebago Industries, Inc.	3,029
		4,470

Automotive Retail (0.2%)

45,500 Group 1 Automotive, Inc.	2,973

Broadcasting (0.5%)

542,500	Gray Television, Inc.(a)	6,130
51,073	Nexstar Media Group, Inc. "A"	3,179
		9,309

Casinos & Gaming (0.0%)

20,882 MGM Resorts International	656

Consumer Electronics (0.1%)

161,615 ZAGG, Inc. (a)	1,810

Education Services (0.4%)

108,620	Chegg, Inc.(a)	2,521
9,470	Grand Canyon Education, Inc.(a)	985
94,000	K12, Inc.(a)	1,438
18,750	Strayer Education, Inc.	1,970
		6,914

Footwear (0.3%)

48,700 Deckers Outdoor Corp. (a)	4,542

1| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

General Merchandise Stores (0.1%)

522,070 Fred's, Inc. "A"(b)$ 1,250

Homebuilding (1.4%)

240,300	Beazer Homes USA, Inc.(a)	3,528
186,700	KB Home	4,957
132,800	M/I Homes, Inc.(a)	4,048
598,866	TRI Pointe Group, Inc.(a)	10,246
		22,779

Homefurnishing Retail (0.2%)

71,600 Aaron's, Inc.	2,991

Household Appliances (0.8%)

54,453	Helen of Troy Ltd.(a)	4,854
85,613	SodaStream International Ltd.(a)	8,090
		12,944

Restaurants (0.2%)

15,520	Chuy's Holdings, Inc.(a)	444
55,760	Dave & Buster's Entertainment, Inc.(a)	2,369
		2,813

Specialized Consumer Services (0.4%)

109,490 Weight Watchers International, Inc. (a)	7,670

Specialty Stores (0.1%)

673,200 Office Depot, Inc.	1,542
Total Consumer Discretionary	104,006

Consumer Staples (2.2%)

Agricultural Products (0.1%)

40,300 Fresh Del Monte Produce, Inc.	1,981

Distillers & Vintners (0.6%)

2,875,060 C&C Group plc (c)	10,824

Food Retail (0.2%)

608,911 Smart & Final Stores, Inc. (a)	3,105

Household Products (0.3%)

135,100 Central Garden & Pet Co. "A"(a)	4,796

Packaged Foods & Meats (1.0%)

35,380	Calavo Growers, Inc.(b)	3,315
255,304	Cranswick plc(c)	10,214
26,600	Sanderson Farms, Inc.	2,957
		16,486
	Total Consumer Staples	37,192

Energy (4.6%)

Oil & Gas Drilling (0.1%)

145,500 Transocean Ltd. (a)	1,800

Oil & Gas Equipment & Services (1.8%)

134,100	Archrock, Inc.	1,448
173,186	Enservco Corp.(a)	192
316,891	Era Group, Inc.(a)	3,343
478,600	McDermott International, Inc.(a)	3,159
361,790	ProPetro Holding Corp.(a),(b)	6,621

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)

166,224	SEACOR Holdings, Inc.(a)	$9,116
233,656	SEACOR Marine Holdings, Inc.(a)	5,535
		29,414

Oil & Gas Exploration & Production (1.8%)

482,900	Abraxas Petroleum Corp.(a)	1,381
444,310	Carrizo Oil & Gas, Inc.(a)	8,917
85,200	CNX Resources Corp.(a)	1,266
435,042	Resolute Energy Corp.(a),(b)	14,526
222,290	Ring Energy, Inc.(a)	3,717
		29,807

Oil & Gas Refining & Marketing (0.3%)

48,400	Delek U.S. Holdings, Inc.	2,293
180,200	Pacific Ethanol, Inc.(a)	631
78,800	PBF Energy, Inc. "A"	3,020
		5,944

Oil & Gas Storage & Transportation (0.6%)

561,815	Dorian LPG Ltd.(a)	4,039
2,135,630	Scorpio Tankers, Inc.(b)	5,681
		9,720
	Total Energy	76,685

Financials (22.1%)

Asset Management & Custody Banks (0.5%)

127,967	GSV Capital Corp.(a),(b)	863
143,158	Safeguard Scientifics, Inc.(a)	1,854
311,348	Solar Capital Ltd.	6,345
		9,062

Consumer Finance (0.2%)

82,900 Encore Capital Group, Inc. (a)	3,697

Investment Banking & Brokerage (0.2%)

154,230	BGC Partners, Inc. "A"	2,060
29,900	Stifel Financial Corp.	1,743
		3,803

Life & Health Insurance (0.6%)

158,500	American Equity Investment Life Holding Co.	4,787
197,600	CNO Financial Group, Inc.	4,236
58,900	Trupanion, Inc.(a),(b)	1,548
		10,571

Multi-Line Insurance (0.9%)

215,483 Kemper Corp.	14,545

Property & Casualty Insurance (0.7%)

184,300	Atlas Financial Holdings, Inc.(a)	1,935
15,188	Heritage Insurance Holdings, Inc.(b)	239
94,600	James River Group Holdings Ltd.	3,436
106,000	Kinsale Capital Group, Inc.	5,464
		11,074

Regional Banks (11.6%)

196,246	1st Source Corp.	10,205
520,192	Banc of California, Inc.(b)	9,988
120,100	Berkshire Hills Bancorp, Inc.	4,558
76,200	Carolina Financial Corp.	2,988
91,200	Cathay General Bancorp	3,649

3| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

93,500	Customers Bancorp, Inc.(a)	$2,695
96,100	Enterprise Financial Services Corp.	4,887
94,659	FCB Financial Holdings, Inc. "A"(a)	5,471
52,700	Financial Institutions, Inc.	1,639
459,869	First Busey Corp.	13,635
134,100	First Merchants Corp.	5,777
751,734	First Midwest Bancorp, Inc.	18,275
369,205	Flushing Financial Corp.	9,566
351,740	Great Western Bancorp, Inc.	14,470
30,400	Hancock Holding Co.	1,485
325,379	International Bancshares Corp.	12,950
367,502	MB Financial, Inc.	15,663
112,900	Pacific Premier Bancorp, Inc.(a)	4,488
63,700	Peapack-Gladstone Financial Corp.	2,105
60,300	Popular, Inc.	2,791
31,600	Preferred Bank	2,014
87,800	Synovus Financial Corp.	4,589
90,183	Texas Capital Bancshares, Inc.(a)	8,896
263,200	Umpqua Holdings Corp.	6,201
266,530	Union Bankshares Corp.	10,077
158,400	United Community Banks, Inc.	5,058
394,000	Valley National Bancorp	4,945
35,700	Wintrust Financial Corp.	3,193
		192,258

REITs - Hotel & Resort (1.2%)

654,160	DiamondRock Hospitality Co.	7,228
721,264	Summit Hotel Properties, Inc.	10,444
94,300	Sunstone Hotel Investors, Inc.	1,471
		19,143

REITs - Mortgage (1.1%)

277,000	Anworth Mortgage Asset Corp.	1,310
92,000	Apollo Commercial Real Estate Finance, Inc.	1,658
122,300	Cherry Hill Mortgage Investment Corp.	2,155
181,300	Chimera Investment Corp.	3,171
243,100	Dynex Capital, Inc.	1,600
198,100	Invesco Mortgage Capital, Inc.	3,215
303,600	New Residential Investment Corp.	5,307
		18,416

REITs - Office (0.7%)

374,645	Corporate Office Properties Trust	10,306
44,600	Mack-Cali Realty Corp.	766
		11,072

REITs - Residential (0.7%)

364,675 Education Realty Trust, Inc.	12,002

REITs - Retail (0.6%)

832,887 Ramco-Gershenson Properties Trust	9,953

Thrifts & Mortgage Finance (3.1%)

173,400	Dime Community Bancshares, Inc.	3,425
56,675	Federal Agricultural Mortgage Corp. "C"	4,846
27,100	First Defiance Financial Corp.	1,617
146,400	Flagstar Bancorp, Inc.(a)	5,058
35,335	LendingTree, Inc.(a),(b)	8,424
525,300	MGIC Investment Corp.(a)	5,263
943,299	Northwest Bancshares, Inc.	15,659
90,100	PennyMac Financial Services, Inc. "A"(a)	1,856
180,500	Radian Group, Inc.	2,581

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)

62,700	Walker & Dunlop, Inc.	$3,581
		52,310
	Total Financials	367,906

Health Care (9.9%)

Biotechnology (3.0%)

94,580	Acceleron Pharma, Inc.(a)	3,302
18,000	Argenx SE ADR(a)	1,577
26,400	Crispr Therapeutics AG(a),(b)	1,237
45,100	Cytomx Therapeutics, Inc.(a)	1,186
21,600	Editas Medicine, Inc.(a)	678
60,300	Emergent BioSolutions, Inc.(a)	3,127
33,800	Enanta Pharmaceuticals, Inc.(a)	3,145
38,000	Esperion Therapeutics, Inc.(a)	2,660
251,850	Exact Sciences Corp.(a)	12,595
45,848	Fennec Pharmaceuticals, Inc.(a)	573
54,400	Immunomedics, Inc.(a),(b)	991
33,600	Intellia Therapeutics, Inc.(a),(b)	673
250,600	Ironwood Pharmaceuticals, Inc.(a),(b)	4,541
37,100	Jounce Therapeutics, Inc.(a),(b)	764
25,580	Ligand Pharmaceuticals, Inc.(a)	3,961
65,420	Macrogenics, Inc.(a)	1,509
81,800	Repligen Corp.(a)	3,027
39,400	Sangamo Therapeutics, Inc.(a)	623
57,500	Spectrum Pharmaceuticals, Inc.(a)	915
104,830	Vericel Corp.(a),(b)	1,399
168,500	Vital Therapies, Inc.(a),(b)	918
		49,401

Health Care Equipment (1.5%)

87,100	Cardiovascular Systems, Inc.(a)	1,990
73,410	CONMED Corp.	4,774
35,648	DexCom, Inc.(a)	2,609
200,900	Invacare Corp.	3,656
37,200	LivaNova plc(a)	3,303
146,235	Natus Medical, Inc.(a)	4,833
162,500	Oxford Immunotec Global plc(a)	2,085
62,000	Tactile Systems Technology, Inc.(a),(b)	2,158
		25,408

Health Care Facilities (0.3%)

205,240 Ensign Group, Inc.	5,720

Health Care Services (0.7%)

93,313	AMN Healthcare Services, Inc.(a)	6,238
119,814	CorVel Corp.(a)	5,877
		12,115

Health Care Supplies (0.7%)

106,360	Haemonetics Corp.(a)	8,300
34,200	West Pharmaceutical Services, Inc.	3,017
		11,317

Health Care Technology (1.4%)

1,024,025	Allscripts Healthcare Solutions, Inc.(a)	11,899
334,110	Evolent Health, Inc. "A"(a),(b)	5,513
122,637	Teladoc, Inc.(a),(b)	5,274
		22,686

Life Sciences Tools & Services (0.8%)

9,019	Agilent Technologies, Inc.	593
16,450	Bio-Rad Laboratories, Inc. "A"(a)	4,173

5| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

34,100	Charles River Laboratories International, Inc.(a)	$3,553
105,178	Harvard Bioscience, Inc.(a)	605
381,186	NeoGenomics, Inc.(a),(b)	3,652
		12,576

Managed Health Care (0.4%)

48,700	Magellan Health, Inc.(a)	4,083
117,700	Triple-S Management Corp. "B"(a)	3,337
		7,420

Pharmaceuticals (1.1%)

106,740	Collegium Pharmaceutical, Inc.(a)	2,525
333,040	Medicines Co.(a),(b)	10,021
108,500	Pacira Pharmaceuticals, Inc.(a)	3,591
31,370	Supernus Pharmaceuticals, Inc.(a)	1,471
		17,608
	Total Health Care	164,251

Industrials (27.6%)

Aerospace & Defense (1.8%)

84,085	Astronics Corp.(a)	3,076
194,615	Axon Enterprise, Inc.(a),(b)	8,170
230,023	Cubic Corp.	14,204
58,800	KLX, Inc.(a)	4,600
		30,050

Air Freight & Logistics (1.0%)

34,400	Atlas Air Worldwide Holdings, Inc.(a)	2,181
232,645	Echo Global Logistics, Inc.(a)	6,351
158,056	Forward Air Corp.	8,534
		17,066

Airlines (1.0%)

245,222	Hawaiian Holdings, Inc.	10,103
110,600	SkyWest, Inc.	6,293
		16,396

Building Products (0.9%)

30,760	Caesarstone Ltd.	567
2,847,588	Tyman plc(c)	12,261
87,200	Universal Forest Products, Inc.	2,780
		15,608

Commercial Printing (0.3%)

73,000	Brady Corp. "A"	2,657
65,400	Quad/Graphics, Inc.	1,616
		4,273

Construction & Engineering (0.8%)

52,100	EMCOR Group, Inc.	3,834
239,002	Primoris Services Corp.	6,116
148,700	Tutor Perini Corp.(a)	3,071
		13,021

Construction Machinery & Heavy Trucks (0.6%)

118,500	Commercial Vehicle Group, Inc.(a)	795
96,977	Douglas Dynamics, Inc.	4,049
233,100	Meritor, Inc.(a)	4,538
		9,382

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)

Diversified Support Services (1.0%)

211,411	Matthews International Corp. "A"	$10,391
121,825	Mobile Mini, Inc.	5,117
29,000	VSE Corp.	1,487
		16,995

Electrical Components & Equipment (0.8%)

558,050 Thermon Group Holdings, Inc. (a)	12,718

Electronic Components (1.1%)

304,643 Belden, Inc.	18,766

Environmental & Facilities Services (0.8%)

140,200	Advanced Disposal Services, Inc.(a)	3,090
159,670	Hudson Technologies, Inc.(a),(b)	699
246,927	SP Plus Corp.(a)	8,680
		12,469

Human Resource & Employment Services (0.4%)

133,100	Kelly Services, Inc. "A"	3,895
85,200	TrueBlue, Inc.(a)	2,271
30,789	WageWorks, Inc.(a)	1,282
		7,448

Industrial Machinery (8.3%)

311,749	Albany International Corp. "A"	18,440
167,626	CIRCOR International, Inc.	7,102
169,416	DMC Global, Inc.	6,556
234,937	ESCO Technologies, Inc.	13,121
211,137	Gardner Denver Holdings, Inc.(a)	6,678
105,800	Global Brass & Copper Holdings, Inc.	3,174
179,229	Kennametal, Inc.	6,533
1,236,057	Kornit Digital Ltd.(a),(b)	17,985
429,327	Luxfer Holdings plc	6,011
601,108	Mueller Industries, Inc.	16,338
28,050	Proto Labs, Inc.(a)	3,342
58,414	RBC Bearings, Inc.(a)	6,798
82,400	Rexnord Corp.(a)	2,267
41,350	Tennant Co.	3,060
726,370	TriMas Corp.(a)	19,685
		137,090

Office Services & Supplies (1.2%)

1,213,136	ACCO Brands Corp.	14,618
442,726	Steelcase, Inc. "A"	5,866
		20,484

Railroads (0.4%)

84,100 Genesee & Wyoming, Inc. "A"(a)	5,988

Research & Consulting Services (4.4%)

269,337	CBIZ, Inc.(a)	5,009
12,755	CoStar Group, Inc.(a)	4,677
300,219	Forrester Research, Inc.	11,949
298,220	FTI Consulting, Inc.(a)	17,416
229,871	Huron Consulting Group, Inc.(a)	8,609
131,459	ICF International, Inc.	8,821
415,706	Mistras Group, Inc.(a)	8,094
420,940	Navigant Consulting, Inc.(a)	9,004
		73,579

7| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

Trading Companies & Distributors (2.8%)

225,570	CAI International, Inc.(a)	$5,071
149,628	GATX Corp.	9,762
68,313	Kaman Corp.	4,142
267,150	Rush Enterprises, Inc. "A"(a)	10,908
207,600	Titan Machinery, Inc.(a)	4,011
369,130	Triton International Ltd.	11,446
29,200	Veritiv Corp.(a)	1,111
		46,451
	Total Industrials	457,784

Information Technology (15.5%)

Application Software (1.3%)

32,500	Cadence Design Systems, Inc.(a)	1,302
1,127,447	Digital Turbine, Inc.(a),(b)	1,792
18,790	Everbridge, Inc.(a)	702
19,939	Guidewire Software, Inc.(a)	1,687
18,450	Paycom Software, Inc.(a)	2,107
89,100	PROS Holdings, Inc.(a)	2,630
38,200	PTC, Inc.(a)	3,146
7,660	Smartsheet, Inc. "A"(a)	148
6,500	Tyler Technologies, Inc.(a)	1,423
17,372	Ultimate Software Group, Inc.(a)	4,168
43,300	Verint Systems, Inc.(a)	1,823
		20,928

Communications Equipment (1.1%)

602,290	Aerohive Networks, Inc.(a)	2,452
627,020	Extreme Networks, Inc.(a)	6,709
102,200	Finisar Corp.(a),(b)	1,592
203,165	Radware Ltd.(a)	4,490
269,400	Viavi Solutions, Inc.(a)	2,546
		17,789

Data Processing & Outsourced Services (1.7%)

79,570	Euronet Worldwide, Inc.(a)	6,215
213,400	Everi Holdings, Inc.(a)	1,368
407,161	WNS Holdings Ltd. ADR(a)	19,923
		27,506

Electronic Equipment & Instruments (0.2%)

43,083 OSI Systems, Inc. (a)	2,758

Electronic Manufacturing Services (1.2%)

46,900	Benchmark Electronics, Inc.	1,234
363,084	CTS Corp.	10,874
12,910	IPG Photonics Corp.(a)	2,750
85,800	Sanmina Corp.(a)	2,531
198,800	TTM Technologies, Inc.(a)	2,771
		20,160

Internet Software & Services (3.7%)

38,746	2U, Inc.(a)	3,119
78,134	Amber Road, Inc.(a)	724
176,800	Apptio, Inc. "A"(a),(b)	5,217
93,700	Blucora, Inc.(a)	2,436
27,408	Carbonite, Inc.(a)	852
117,800	Care.com, Inc.(a),(d)	1,838
18,200	Cornerstone OnDemand, Inc.(a)	803
34,810	Coupa Software, Inc.(a)	1,614
62,500	GTT Communications, Inc.(a)	3,003
1,741,648	Limelight Networks, Inc.(a)	8,987

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)

185,490	LivePerson, Inc.(a)	$3,116
56,140	Mimecast Ltd.(a)	2,136
26,050	New Relic, Inc.(a)	1,821
111,000	Nutanix, Inc. "A"(a)	5,616
99,100	Okta, Inc.(a)	4,242
74,361	Remark Holdings, Inc.(a),(b)	440
60,210	SendGrid, Inc.(a)	1,738
24,158	SPS Commerce, Inc.(a)	1,657
24,960	Stamps.com, Inc.(a)	5,685
103,510	TechTarget, Inc.(a)	2,158
12,800	Trade Desk, Inc. "A"(a)	655
104,700	Twilio, Inc. "A"(a)	4,419
		62,276

IT Consulting & Other Services (0.8%)

12,100	CACI International, Inc. "A"(a)	1,828
11,600	EPAM Systems, Inc.(a)	1,326
127,300	Hackett Group, Inc.	2,063
182,400	Perficient, Inc.(a)	4,511
81,630	Virtusa Corp.(a)	3,930
		13,658

Semiconductor Equipment (1.3%)

29,800	Advanced Energy Industries, Inc.(a)	1,774
297,856	Brooks Automation, Inc.	7,411
14,200	Cabot Microelectronics Corp.	1,441
118,700	Kulicke & Soffa Industries, Inc.(a)	2,717
15,400	MKS Instruments, Inc.	1,577
99,700	Rudolph Technologies, Inc.(a)	2,527
64,000	Teradyne, Inc.	2,083
205,300	Xcerra Corp.(a)	2,480
		22,010

Semiconductors (1.1%)

140,550	Adesto Technologies Corp.(a)	1,265
48,800	CEVA, Inc.(a)	1,591
39,700	Inphi Corp.(a),(b)	1,134
87,400	Mellanox Technologies Ltd.(a)	6,870
18,100	Monolithic Power Systems, Inc.	2,119
48,800	Power Integrations, Inc.	3,309
24,650	Silicon Laboratories, Inc.(a)	2,290
		18,578

Systems Software (1.4%)

60,100	CyberArk Software Ltd.(a)	3,303
44,900	Imperva, Inc.(a)	2,009
25,360	Proofpoint, Inc.(a)	2,991
60,800	Qualys, Inc.(a)	4,679
186,900	Rapid7, Inc.(a)	5,278
17,816	Red Hat, Inc.(a)	2,905
69,471	Zscaler, Inc.(a)	2,077
		23,242

Technology Distributors (0.8%)

123,300	Insight Enterprises, Inc.(a)	4,371
58,500	PC Connection, Inc.	1,561
148,162	ScanSource, Inc.(a)	5,082
25,800	SYNNEX Corp.	2,585
		13,599

Technology Hardware, Storage, & Peripherals (0.9%)

372,979	Diebold Nixdorf, Inc.(b)	5,725
224,670	Pure Storage, Inc. "A"(a),(d)	4,545

9| USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

281,055	Super Micro Computer, Inc.(a)	$4,975
		15,245
	Total Information Technology	257,749

Materials (5.2%)

Commodity Chemicals (1.1%)

518,477	Orion Engineered Carbons S.A.	13,895
48,500	Trinseo S.A.	3,538
		17,433

Diversified Chemicals (0.3%)

158,800 Huntsman Corp.	4,727

Forest Products (0.2%)

139,200 Louisiana-Pacific Corp.	3,944

Gold (0.1%)

344,600 IAMGOLD Corp. (a)	1,882

Metal & Glass Containers (1.1%)

262,980	Greif, Inc. "A"	15,389
166,000	Owens-Illinois, Inc.(a)	3,375
		18,764

Paper Products (0.7%)

123,561	Neenah, Inc.	9,638
28,000	Schweitzer-Mauduit International, Inc.	1,093
		10,731

Specialty Chemicals (1.2%)

17,600	Innospec, Inc.	1,280
171,032	OMNOVA Solutions, Inc.(a)	1,864
23,909	Quaker Chemical Corp.	3,514
205,562	Sensient Technologies Corp.	13,701
		20,359

Steel (0.5%)

261,818	Cleveland-Cliffs, Inc.(a)	1,943
178,900	Commercial Metals Co.	3,759
57,200	Olympic Steel, Inc.	1,341
83,600	Ryerson Holding Corp.(a)	840
13,000	Steel Dynamics, Inc.	582
		8,465
	Total Materials	86,305

Real Estate (2.1%)

Real Estate Services (0.0%)

42,570 Newmark Group, Inc. "A"(a)	643

REITs - Diversified (0.1%)

116,600 Select Income REIT	2,211

REITs - Hotel & Resort (0.5%)

169,922	Braemar Hotels & Resorts, Inc.	1,767
41,000	Chesapeake Lodging Trust	1,211
32,600	RLJ Lodging Trust	677
214,700	Xenia Hotels & Resorts, Inc.	4,421
		8,076

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)

REITs - Office (0.1%)

152,300 Cousins Properties, Inc.$ 1,354

REITs - Residential (0.1%)

29,600 Nexpoint Residential Trust, Inc.	793

REITs - Retail (0.2%)

566,800 Washington Prime Group, Inc.	3,667

REITs - Specialized (1.1%)

92,500	InfraREIT, Inc.(a)	1,971
298,458	PotlatchDeltic Corp.	15,475
33,849	QTS Realty Trust, Inc. "A"	1,198
		18,644
	Total Real Estate	35,388

Telecommunication Services (0.4%)

Alternative Carriers (0.3%)

53,920	Cogent Communications Holdings, Inc.	2,542
221,990	Vonage Holdings Corp.(a)	2,482
		5,024

Wireless Telecommunication Services (0.1%)

46,200 Boingo Wireless, Inc. (a)	1,084
Total Telecommunication Services	6,108

Utilities (1.4%)

Electric Utilities (0.3%)

31,300	ALLETE, Inc.	2,392
42,000	Portland General Electric Co.	1,784
		4,176

Gas Utilities (1.0%)

122,108	New Jersey Resources Corp.	5,049
24,800	ONE Gas, Inc.	1,729
144,443	Spire, Inc.	10,421
		17,199

Independent Power Producers & Energy Traders (0.1%)

53,261 Vistra Energy Corp. (a)	1,217
Total Utilities	22,592
Total Common Stocks (cost: $1,317,638)	1,615,966

RIGHTS (0.0%)

Health Care (0.0%)

Pharmaceuticals (0.0%)

133,709 NuPathe, Inc. (a),(e),(f),(g) (cost: $80)	—
Total Equity Securities (cost: $1,317,718)	1,615,966

11 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)

MONEY MARKET INSTRUMENTS (2.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.7%)

44,987,131 State Street Institutional Treasury Money Market Fund Premier Class, 1.59%(h)
(cost: $44,987)	$44,987

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.8%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.8%)

489,847	Federated Government Obligations Fund Institutional Class, 1.56%(h)			490
357,854	Fidelity Government Portfolio Class I, 1.58%(h)			358
1,918,343	Goldman Sachs Financial Square Government Fund Institutional Class, 1.61%(h)			1,918
46,534,508	HSBC US Government Money Market Fund Class I, 1.60%(h)			46,534
18,850,603	Invesco Government & Agency Portfolio Institutional Class, 1.61%(h)			18,851
5,367,765	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
Class, 1.61%(h)				5,368
6,487,339	Western Asset Institutional Government Reserves Institutional Class, 1.62%(h)			6,487
Total Short-Term Investments Purchased with Cash Collateral from Securities
Loaned (cost: $80,006)				80,006
Total Investments (cost: $1,442,711)				$1,740,959
($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$ 1,582,667	$ 33,299	$—	$1,615,966
Rights	—	—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	44,987	—	—	44,987
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	80,006	—	—	80,006
Total	$1,707,660	$33,299	$—	$1,740,959

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2017, through April 30, 2018, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into	into	into
	(out of)	(out of)	(out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(24,699)	$24,699	$–
Total	$(24,699)	$24,699	$–

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

Portfolio of Investments | 12

NOTES TO PORTFOLIO

OF INVESTMENTS

April 30, 2018 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. The USAA Small Cap Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the

Notes to Portfolio of Investments | 13

Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of each Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Funds are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day each Fund's NAV is calculated will not need to be reflected in the value of the Funds' foreign securities. However, the Manager and the Funds' subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Funds' subadviser(s) has agreed to notify the Manager of significant events they identify that would materially affect the value of the Funds' foreign securities. If the Manager determines that a particular event would materially affect the value of the Funds' foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

14 | USAA Small Cap Stock Fund

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through a securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by U.S. Securities and Exchange Commission (SEC) guidelines. Cash collateral may be invested in high-quality short-term investments. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. Loans are terminable upon demand and the borrower must return the loaned

Notes to Portfolio of Investments | 15

securities within the lesser of one standard settlement period or 5 business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At April 30, 2018, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of Securities on Loan	Non Cash Collateral Received	Cash Collateral Received
$83,758,000	$6,666,000	$80,006,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,661,860,000 at April 30, 2018, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

Investments in foreign securities were 8.8% of net assets at April 30, 2018.

E.Upcoming Regulatory Matters – In October 2016, the SEC issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. In December 2017, the SEC issued Temporary Final Rule Release No.

33-10442, Investment Company Reporting Modernization (Temporary Rule), which extends to April 2019 the compliance date on which funds in larger fund groups, such as the Fund, are required to begin filing form N-PORT. In the interim, in lieu of filing form N-PORT, the Temporary Rule requires that funds in larger fund groups maintain in their records the information that is required to be included in form N-PORT. The Temporary Rule does not affect the filing date or requirements of form N-CEN.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs (Liquidity Rule). The Liquidity Rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In February 2018, the SEC issued Interim Final Rule Release No. IC-33010, Investment Company Liquidity Risk Management Programs; Commission Guidance for In-Kind ETFs, which extends, among others, the compliance dates for certain disclosure requirements under the Liquidity Rule. The compliance date for the liquidity disclosure required in form N-PORT has been extended to June 1, 2019 for larger entities such as the Fund. The compliance date for the liquidity disclosure required in form N-CEN for large entities such as the Fund remains December 1, 2018. The Fund is expected to comply with these compliance dates for forms N-PORT and N-CEN. The Manager continues to evaluate the impact these rules and amendments will have on the financial statements and other disclosures.

16 | USAA Small Cap Stock Fund

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REITs	Real estate investment trusts - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)Non-income-producing security.

(b)The security, or a portion thereof, was out on loan as of April 30, 2018.

(c)Securities with a value of $33,299,000, which represented 2.0% of the Fund's net assets, were classified as Level 2 at April 30, 2018, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(d)Restricted security that is not registered under the Securities Act of 1933.

(e)Security was fair valued at April 30, 2018, by USAA Asset Management Company in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of Trustees.

(f)Security deemed illiquid by USAA Asset Management Company, under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees.

(g)Security was fair valued at Level 3.

(h)Rate represents the money market fund annualized seven-day yield at April 30, 2018.

Notes to Portfolio of Investments | 17

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2018

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary

Date: June 20, 2018

-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	June 20, 2018
------------------------------
By:	/S/ JAMES K. DE VRIES
-----------------------------------------------------
Signature and Title: James K. De Vries, Treasurer
Date:	June 20, 2018
------------------------------